UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD aBBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Income Fund

Total Return Fund

For the six-month period ended May 31, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

21	Convertible Fund

30	Core Fixed Income Fund

46	Core Plus Bond Fund

60	Floating Rate Fund

81	High Yield Fund

114	Income Fund

139	Inflation Focused Fund

183	Short Duration Income Fund

236	Total Return Fund

260	Statements of Assets and Liabilities

264	Statements of Operations

266	Statements of Changes in Net Assets

272	Financial Highlights

306	Notes to Financial Statements

347	Supplemental Information to Shareholders

Lord Abbett Investment Trust
Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Income Fund, and Lord Abbett Total Return Fund
Semiannual Report

For the six-month period ended May 31, 2016

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2016. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 through May 31, 2016).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/15—5/31/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/15 –
	12/1/15	5/31/16	5/31/16
Class A
Actual	$1,000.00	$ 987.50	$5.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.35
Class B
Actual	$1,000.00	$ 983.90	$9.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.70	$9.37
Class C
Actual	$1,000.00	$ 984.20	$8.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.50	$8.57
Class F
Actual	$1,000.00	$ 988.10	$4.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.20	$4.85
Class I
Actual	$1,000.00	$ 988.60	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.70	$4.34
Class P
Actual	$1,000.00	$ 987.50	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.50
Class R2
Actual	$1,000.00	$ 984.80	$7.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.36
Class R3
Actual	$1,000.00	$ 986.20	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.81
Class R4
Actual	$1,000.00	$ 987.40	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.60
Class R5
Actual	$1,000.00	$ 988.70	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.70	$4.34
Class R6*
Actual	$1,000.00	$ 988.70	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$3.94

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.86% for Class B, 1.70% for Class C, 0.96% for Class F, 0.86% for Class I, 1.09% for Class P, 1.46% for Class R2, 1.35% for Class R3, 1.11% for Class R4, 0.86% for Class R5 and 0.78% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses for Class R6 have been updated to 0.83%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class R6	$4.13	$4.19

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Consumer Discretionary	7.69%
Consumer Staples	2.58%
Energy	8.37%
Financials	13.77%
Healthcare	15.34%
Industrials	6.34%
Materials	6.38%
Sector*	%**
Media	3.02%
Technology	30.19%
Telecommunications	4.86%
Utilities	0.87%
Repurchase Agreement	0.59%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/15 –
	12/1/15	5/31/16	5/31/16
Class A
Actual	$1,000.00	$1,026.00	$3.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29
Class B
Actual	$1,000.00	$1,021.90	$7.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.31
Class C
Actual	$1,000.00	$1,022.80	$6.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.41
Class F
Actual	$1,000.00	$1,026.50	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class I
Actual	$1,000.00	$1,027.00	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28
Class P
Actual	$1,000.00	$1,024.90	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.65	$4.39
Class R2
Actual	$1,000.00	$1,024.00	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.25
Class R3
Actual	$1,000.00	$1,024.50	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.25	$4.80
Class R4
Actual	$1,000.00	$1,025.90	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.55	$3.49
Class R5
Actual	$1,000.00	$1,027.30	$1.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.15	$1.87
Class R6
Actual	$1,000.00	$1,028.60	$1.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.35	$1.67

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.45% for Class B, 1.27% for Class C, 0.55% for Class F, 0.45% for Class I, 0.87% for Class P, 1.04% for Class R2, 0.95% for Class R3, 0.69% for Class R4, 0.37% for Class R5 and 0.33% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Auto	0.46%
Basic Industry	0.22%
Consumer Cyclical	0.37%
Consumer Services	1.66%
Consumer Staples	0.18%
Energy	2.49%
Financial Services	21.04%
Foreign Government	0.98%
Health Care	1.07%
Integrated Oils	0.21%
Sector*	%**
Materials & Processing	0.45%
Municipal	0.36%
Producer Durables	0.22%
Technology	1.10%
Telecommunications	0.94%
Transportation	0.29%
U.S. Government	62.10%
Utilities	0.75%
Repurchase Agreement	5.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Core Plus Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/3/15 –
	12/3/15	5/31/16	5/31/16
Class A
Actual	$1,000.00	$1,025.50	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.36	$3.40
Class C
Actual	$1,000.00	$1,021.60	$7.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.51	$7.28
Class F
Actual	$1,000.00	$1,026.00	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.86	$2.90
Class I
Actual	$1,000.00	$1,026.50	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.35	$2.40
Class R2
Actual	$1,000.00	$1,023.50	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.39
Class R3
Actual	$1,000.00	$1,024.00	$4.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.88	$4.89
Class R4
Actual	$1,000.00	$1,025.30	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.65
Class R5
Actual	$1,000.00	$1,026.50	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.35	$2.40
Class R6
Actual	$1,000.00	$1,027.20	$1.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.05	$1.65

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.46% for Class C, 0.58% for Class F, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.33% for Class R6.) multiplied by the average account value over the period, multiplied by 181/366 (to reflect the period December 3, 2015, commencement of operations, to May 31, 2016).

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Auto	1.23%
Basic Industry	1.08%
Capital Goods	0.01%
Consumer Cyclical	2.33%
Consumer Discretionary	0.33%
Consumer Services	2.99%
Consumer Staples	0.66%
Energy	4.92%
Financial Services	31.68%
Health Care	2.60%
Integrated Oils	0.93%
Sector*	%**
Materials & Processing	1.45%
Other	0.16%
Producer Durables	0.70%
Technology	1.91%
Telecommunications	3.30%
Transportation	0.32%
U.S. Government	38.32%
Utilities	1.84%
Repurchase Agreement	3.24%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/15 –
	12/1/15	5/31/16	5/31/16
Class A
Actual	$1,000.00	$1,037.90	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.00	$4.04
Class C
Actual	$1,000.00	$1,035.80	$7.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.21
Class F
Actual	$1,000.00	$1,038.40	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.50	$3.54
Class I
Actual	$1,000.00	$1,040.00	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class R2
Actual	$1,000.00	$1,035.80	$6.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.06
Class R3
Actual	$1,000.00	$1,037.50	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.55
Class R4
Actual	$1,000.00	$1,037.60	$4.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.85	$4.19
Class R5
Actual	$1,000.00	$1,039.00	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98
Class R6
Actual	$1,000.00	$1,039.30	$2.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.35	$2.68

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.80% for Class A, 1.43% for Class C, 0.70% for Class F, 0.60% for Class I, 1.20% for Class R2, 1.10% for Class R3, 0.83% for Class R4, 0.59% for Class R5 and 0.53% for Class R6.) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Aerospace	2.57%
Chemicals	4.29%
Consumer Durables	0.63%
Consumer Non-Durables	0.83%
Energy	4.76%
Financial	2.71%
Food and Drug	3.86%
Food/Tobacco	1.52%
Forest Products	1.94%
Gaming/Leisure	6.72%
Healthcare	10.13%
Sector*	%**
Housing	3.97%
Information Technology	9.16%
Manufacturing	4.48%
Media/Telecommunications	12.56%
Metals/Minerals	3.31%
Retail	5.65%
Service	9.08%
Transportation	3.47%
Utility	1.46%
Repurchase Agreement	6.90%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/15 –
	12/1/15	5/31/16	5/31/16
Class A
Actual	$1,000.00	$1,038.70	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.40	$4.65
Class B
Actual	$1,000.00	$1,033.20	$8.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.35	$8.72
Class C
Actual	$1,000.00	$1,033.90	$7.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.15	$7.92
Class F
Actual	$1,000.00	$1,039.10	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$4.14
Class I
Actual	$1,000.00	$1,039.70	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.64
Class P
Actual	$1,000.00	$1,035.90	$6.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.96
Class R2
Actual	$1,000.00	$1,035.20	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.66
Class R3
Actual	$1,000.00	$1,037.20	$6.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.16
Class R4
Actual	$1,000.00	$1,037.10	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.20	$4.85
Class R5
Actual	$1,000.00	$1,038.40	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.50	$3.54
Class R6
Actual	$1,000.00	$1,038.80	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.85	$3.18

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.73% for Class B, 1.57% for Class C, 0.82% for Class F, 0.72% for Class I, 1.18% for Class P, 1.32% for Class R2, 1.22% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Automotive	1.54%
Banking	3.01%
Basic Industry	16.94%
Capital Goods	5.00%
Consumer Goods	4.62%
Energy	14.97%
Financial Services	1.97%
Foreign Government	1.16%
Healthcare	6.78%
Insurance	0.86%
Leisure	5.87%
Sector*	%**
Media	8.31%
Municipal	0.07%
Real Estate	0.53%
Retail	6.54%
Service	2.87%
Technology & Electronics	6.33%
Telecommunications	7.08%
Transportation	1.99%
Utility	1.47%
Repurchase Agreement	2.09%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/15 –
	12/1/15	5/31/16	5/31/16
Class A
Actual	$1,000.00	$1,037.50	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$3.94
Class B
Actual	$1,000.00	$1,033.40	$8.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.10	$7.97
Class C
Actual	$1,000.00	$1,034.20	$7.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.11
Class F
Actual	$1,000.00	$1,038.00	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.44
Class I
Actual	$1,000.00	$1,038.50	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93
Class R2
Actual	$1,000.00	$1,035.30	$6.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.96
Class R3
Actual	$1,000.00	$1,035.90	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.45
Class R4
Actual	$1,000.00	$1,037.30	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$4.14
Class R5
Actual	$1,000.00	$1,038.60	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93
Class R6*
Actual	$1,000.00	$1,039.10	$2.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class B, 1.41% for Class C, 0.68% for Class F, 0.58% for Class I, 1.18% for Class R2, 1.08% for Class R3, 0.82% for Class R4, 0.58% for Class R5 and 0.48% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses for Class R6 have been updated to 0.47%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class R6	$2.40	$2.38

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Auto	2.21%
Basic Industry	0.78%
Capital Goods	0.74%
Consumer Cyclical	2.57%
Consumer Discretionary	0.81%
Consumer Services	4.68%
Consumer Staples	1.46%
Energy	12.03%
Financial Services	35.13%
Foreign Government	0.20%
Health Care	3.98%
Sector*	%**
Integrated Oils	1.80%
Materials & Processing	3.08%
Municipal	1.52%
Producer Durables	1.26%
Technology	2.53%
Telecommunications	5.57%
Transportation	0.33%
U.S. Government	14.10%
Utilities	2.98%
Repurchase Agreement	2.24%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/15 –
	12/1/15	5/31/16	5/31/16
Class A
Actual	$1,000.00	$ 988.70	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.25	$3.79
Class C
Actual	$1,000.00	$ 984.90	$6.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.91
Class F
Actual	$1,000.00	$ 988.30	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29
Class I
Actual	$1,000.00	$ 989.60	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class R2
Actual	$1,000.00	$ 986.70	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.81
Class R3
Actual	$1,000.00	$ 986.40	$5.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.30
Class R4
Actual	$1,000.00	$ 988.40	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.00	$4.04
Class R5
Actual	$1,000.00	$ 989.60	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class R6*
Actual	$1,000.00	$ 990.40	$1.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.00	$2.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.37% for Class C, 0.65% for Class F, 0.55% for Class I, 1.15% for Class R2, 1.05% for Class R3, 0.80% for Class R4, 0.55% for Class R5 and 0.40% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses for Class R6 have been updated to 0.32%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class R6	$1.59	$1.62

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Auto	2.55%
Basic Industry	0.78%
Capital Goods	1.41%
Consumer Cyclical	1.62%
Consumer Discretionary	1.18%
Consumer Services	1.69%
Consumer Staples	1.35%
Energy	8.62%
Financial Services	52.24%
Foreign Government	0.09%
Health Care	3.67%
Sector*	%**
Integrated Oils	0.80%
Materials & Processing	3.02%
Municipal	0.68%
Producer Durables	0.34%
Technology	3.83%
Telecommunications	1.76%
Transportation	0.69%
U.S. Government	8.18%
Utilities	2.21%
Repurchase Agreement	3.29%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/15 –
	12/1/15	5/31/16	5/31/16
Class A
Actual	$1,000.00	$1,015.30	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98
Class B
Actual	$1,000.00	$1,011.30	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.01
Class C
Actual	$1,000.00	$1,012.10	$6.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.21
Class F
Actual	$1,000.00	$1,015.70	$2.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.55	$2.48
Class I
Actual	$1,000.00	$1,016.20	$1.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.05	$1.97
Class R2
Actual	$1,000.00	$1,013.30	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.05	$5.00
Class R3
Actual	$1,000.00	$1,016.20	$4.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.60	$4.45
Class R4
Actual	$1,000.00	$1,015.00	$3.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.85	$3.18
Class R5
Actual	$1,000.00	$1,013.90	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$1.92
Class R6
Actual	$1,000.00	$1,016.70	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.40	$1.62

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.59% for Class A, 1.39% for Class B, 1.23% for Class C, 0.49% for Class F, 0.39% for Class I, 0.99% for Class R2, 0.88% for Class R3, 0.63% for Class R4, 0.38% for Class R5 and 0.32% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Auto	2.43%
Basic Industry	0.80%
Capital Goods	1.17%
Consumer Cyclical	1.54%
Consumer Discretionary	0.69%
Consumer Services	1.78%
Consumer Staples	1.21%
Energy	8.46%
Financial Services	54.27%
Foreign Government	0.09%
Health Care	4.60%
Sector*	%**
Integrated Oils	0.85%
Materials & Processing	2.47%
Municipal	0.70%
Producer Durables	0.70%
Technology	4.32%
Telecommunications	1.96%
Transportation	0.74%
U.S. Government	7.82%
Utilities	1.84%
Repurchase Agreement	1.56%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/15 –
	12/1/15	5/31/16	5/31/16
Class A
Actual	$1,000.00	$1,030.20	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.44
Class B
Actual	$1,000.00	$1,026.10	$7.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.47
Class C
Actual	$1,000.00	$1,026.80	$6.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.71
Class F
Actual	$1,000.00	$1,030.60	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93
Class I
Actual	$1,000.00	$1,031.20	$2.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43
Class P
Actual	$1,000.00	$1,028.80	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.35	$4.70
Class R2
Actual	$1,000.00	$1,028.10	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.45
Class R3
Actual	$1,000.00	$1,028.60	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.95
Class R4
Actual	$1,000.00	$1,030.00	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.35	$3.69
Class R5
Actual	$1,000.00	$1,028.80	$2.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43
Class R6*
Actual	$1,000.00	$1,031.70	$1.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.48% for Class B, 1.33% for Class C, 0.58% for Class F, 0.48% for Class I, 0.93% for Class P, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.35% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses for Class R6 have been updated to 0.36%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class R6	$1.83	$1.82

Portfolio Holdings Presented by Sector

May 31, 2016

Sector*	%**
Auto	0.60%
Basic Industry	0.49%
Capital Goods	0.01%
Consumer Cyclical	1.39%
Consumer Discretionary	0.24%
Consumer Services	2.04%
Consumer Staples	0.60%
Energy	3.74%
Financial Services	23.23%
Foreign Government	2.42%
Health Care	1.18%
Integrated Oils	0.34%
Sector*	%**
Materials & Processing	1.59%
Municipal	0.25%
Other	0.09%
Producer Durables	0.25%
Technology	1.24%
Telecommunications	1.89%
Transportation	0.49%
U.S. Government	52.37%
Utilities	0.80%
Repurchase Agreement	4.75%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2016

	Shares	Fair
Investments	(000)	Value
LONG-TERM INVESTMENTS 97.82%

COMMON STOCKS 14.73%

Banks: Regional 0.76%
Cullen/Frost Bankers, Inc.	35	$2,341,500
PrivateBancorp, Inc.	46	2,040,100
Total		4,381,600

Biotechnology 0.78%
Medivation, Inc.*	75	4,534,500

Building Products 0.64%
Eagle Materials, Inc.	30	2,349,600
Granite Construction, Inc.	32	1,373,760
Total		3,723,360

Chemicals 0.68%
Agrium, Inc. (Canada)(a)	28	2,525,600
FMC Corp.	30	1,424,700
Total		3,950,300

Foods 0.40%
Blue Buffalo Pet Products, Inc.*	90	2,327,874

Health Equipment & Supply 1.00%
Edwards Lifesciences Corp.*	22	2,167,000
Endologix, Inc.*	110	1,393,700
Intuitive Surgical, Inc.*	4	2,221,485
Total		5,782,185

Information Technology Services 0.41%
WNS Holdings Ltd. ADR*	77	2,348,500

Integrated Telecommunication 0.50%
Acacia Communications, Inc.*	74	2,914,576

Internet Software & Services 0.83%
Expedia, Inc.	20	2,224,800
PayPal Holdings, Inc.*	68	2,569,720
Total		4,794,520

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2016

	Shares	Fair
Investments	(000)	Value
Leisure Facilities 0.80%
Las Vegas Sands Corp.	55	$2,543,200
Wynn Resorts Ltd.	22	2,115,960
Total		4,659,160

Machinery 0.85%
CLARCOR, Inc.	41	2,431,300
Donaldson Co., Inc.	74	2,479,740
Total		4,911,040

Miscellaneous: Materials 0.56%
Vulcan Materials Co.	28	3,269,000

Oil & Gas Products 0.63%
Core Laboratories NV (Netherlands)(a)	12	1,455,000
Parsley Energy, Inc. Class A*	85	2,215,950
Total		3,670,950

Oil Services 0.52%
Nabors Industries Ltd.	320	3,008,000

Oil: Integrated 1.13%
Carrizo Oil & Gas, Inc.*	60	2,310,000
Memorial Resource Development Corp.*	145	2,291,000
Rice Energy, Inc.*	95	1,923,750
Total		6,524,750

Pharmaceuticals 0.29%
ACADIA Pharmaceuticals, Inc.*	48	1,700,640

Pollution Control 0.55%
Thermo Fisher Scientific, Inc.	21	3,187,170

Precious Metals 0.25%
Royal Gold, Inc.	26	1,459,380

Real Estate 0.39%
QTS Realty Trust, Inc. Class A	44	2,273,480

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2016

			Shares	Fair
Investments			(000)	Value
Retail: Specialty 1.28%
Carter’s, Inc.			20	$2,010,800
Coach, Inc.			38	1,497,960
GMS, Inc.*			52	1,176,996
SiteOne Landscape Supply, Inc.*			96	2,703,293
Total				7,389,049

Software—Applications & Systems 0.55%
Cognizant Technology Solutions Corp. Class A*			52	3,194,880

Steel 0.41%
Steel Dynamics, Inc.			97	2,394,930

Textiles & Apparel 0.23%
Columbia Sportswear Co.			25	1,329,250

Wireless Communications Services 0.29%
Communications Sales & Leasing, Inc.*			67	1,661,170
Total Common Stocks (cost $79,494,638)				85,390,264

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

CONVERTIBLE BONDS 61.88%

Autos 2.08%
Fiat Chrysler Automobiles NV (United Kingdom)(a)	7.875%	12/15/2016	$3,501	2,182,452
Tesla Motors, Inc.	0.25%	3/1/2019	10,410	9,876,488
Total				12,058,940

Biotechnology 4.09%
Emergent BioSolutions, Inc.	2.875%	1/15/2021	2,730	4,112,063
Incyte Corp.	0.375%	11/15/2018	2,750	4,803,906
Repligen Corp.	2.125%	6/1/2021	5,000	5,065,625
TESARO, Inc.	3.00%	10/1/2021	2,716	4,182,640
Wright Medical Group NV (Netherlands)†(a)	2.25%	11/15/2021	5,000	5,546,875
Total				23,711,109

Building Products 0.76%
Cemex SAB de CV (Mexico)(a)	3.72%	3/15/2020	4,700	4,420,938

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Commercial Services 1.89%
Euronet Worldwide, Inc.	1.50%	10/1/2044	$5,285	$6,579,825
WESCO International, Inc.	6.00%	9/15/2029	2,135	4,368,744
Total				10,948,569

Diversified Metals & Mining 1.66%
RTI International Metals, Inc.	1.625%	10/15/2019	8,968	9,634,995

Electronic Equipment & Instruments 1.71%
General Cable Corp. (0.375% after 11/15/2019)~	4.50%	11/15/2029	5,000	3,018,750
NXP Semiconductors NV (Netherlands)(a)	1.00%	12/1/2019	5,840	6,924,050
Total				9,942,800

Entertainment 1.97%
CenterPoint Energy, Inc.	4.184%	9/15/2029	176	11,414,951

Foods 0.69%
Herbalife Ltd.	2.00%	8/15/2019	4,078	3,988,814

Health Equipment & Supply 2.71%
ALZA Corp.	Zero Coupon	7/28/2020	2,195	3,394,019
Danaher Corp.	Zero Coupon	1/22/2021	1,430	4,087,119
Endologix, Inc.	3.25%	11/1/2020	1,500	1,966,875
NuVasive, Inc.†	2.25%	3/15/2021	5,500	6,245,937
Total				15,693,950

Insurance: Casualty 1.09%
AmTrust Financial Services, Inc.	2.75%	12/15/2044	8,000	6,320,000

Internet Software & Services 11.90%
Akamai Technologies, Inc.	Zero Coupon	2/15/2019	9,030	8,866,376
BroadSoft, Inc.†	1.00%	9/1/2022	3,900	4,999,313
MercadoLibre, Inc. (Argentina)(a)	2.25%	7/1/2019	5,950	7,400,312
NetSuite, Inc.	0.25%	6/1/2018	10,865	10,817,466
Priceline Group, Inc. (The)	0.35%	6/15/2020	6,000	7,121,250
VeriSign, Inc.	4.345%	8/15/2037	2,895	7,233,881
Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	4,500	4,471,875
WebMD Health Corp.	1.50%	12/1/2020	1,700	2,373,625
Yahoo!, Inc.	Zero Coupon	12/1/2018	15,512	15,676,815
Total				68,960,913

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Machinery 0.80%
Altra Industrial Motion Corp.	2.75%	3/1/2031	$4,000	$4,617,500

Miscellaneous: Financial 1.77%
Gold Exchangeable Ltd. (Jersey)(a)	5.875%	5/13/2019	10,000	10,268,800

Miscellaneous: Industrials 0.81%
Dycom Industries, Inc.†	0.75%	9/15/2021	4,190	4,721,606

Oil Services 0.41%
Helix Energy Solutions Group, Inc.	3.25%	3/15/2032	2,590	2,355,281

Oil: Integrated 2.50%
Chesapeake Energy Corp.	2.50%	5/15/2037	15,500	14,492,500

Pharmaceuticals 1.45%
Jazz Investments I Ltd. (Ireland)(a)	1.875%	8/15/2021	4,500	5,054,062
Ligand Pharmaceuticals, Inc.	0.75%	8/15/2019	2,000	3,360,000
Total				8,414,062

Precious Metals 2.40%
Royal Gold, Inc.	2.875%	6/15/2019	8,100	8,170,875
Stillwater Mining Co.	1.75%	10/15/2032	5,397	5,754,551
Total				13,925,426

Real Estate 3.65%
VEREIT, Inc.	3.00%	8/1/2018	21,400	21,159,250

Retail: Specialty 3.26%
GNC Holdings, Inc.†	1.50%	8/15/2020	6,000	4,972,500
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	16,879	13,366,058
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020	806	577,298
Total				18,915,856

Semiconductors 11.39%
Inphi Corp.†	1.125%	12/1/2020	6,250	6,656,250
Intel Corp.	2.95%	12/15/2035	11,213	14,324,607
Microchip Technology, Inc.	1.625%	2/15/2025	7,000	7,818,125
Microchip Technology, Inc.	2.125%	12/15/2037	1,350	2,901,656
Micron Technology, Inc.	2.125%	2/15/2033	5,500	7,524,688
Novellus Systems, Inc.	2.625%	5/15/2041	1,750	4,273,281
NVIDIA Corp.	1.00%	12/1/2018	5,122	11,931,059
ON Semiconductor Corp.	2.625%	12/15/2026	9,850	10,607,219
Total				66,036,885

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Software—Applications & Systems 2.52%
salesforce.com, Inc.	0.25%	4/1/2018	$7,190	$9,733,462
Workday, Inc.	1.50%	7/15/2020	4,100	4,853,375
Total				14,586,837

Steel 0.37%
AK Steel Corp.	5.00%	11/15/2019	2,000	2,130,000
Total Convertible Bonds (cost $345,984,882)				358,719,982

	Dividend		Shares
	Rate		(000)

CONVERTIBLE PREFERRED STOCKS 20.04%

Banks: Regional 4.12%
Wells Fargo & Co.	7.50%		19	23,862,072

Diversified Financials 1.78%
AMG Capital Trust II	5.15%		172	10,301,733

Foods 1.48%
Bunge Ltd.	4.875%		23	2,188,956
Post Holdings, Inc.	5.25%		47	6,395,055
Total				8,584,011

Health Services 0.78%
Anthem, Inc.	5.25%		102	4,554,347

Oil & Gas Products 0.98%
Kinder Morgan, Inc.	9.75%		30	1,371,600
WPX Energy, Inc.	6.25%		85	4,292,500
Total				5,664,100

Oil: Integrated 1.85%
Hess Corp.	8.00%		85	6,500,181
Southwestern Energy Co.	6.25%		131	4,224,750
Total				10,724,931

Pharmaceuticals 4.14%
Allergan plc	5.50%		15	12,779,706
Teva Pharmaceutical Industries Ltd. (Israel)(a)	7.00%		13	11,241,250
Total				24,020,956

Utilities: Electric 0.86%
NextEra Energy, Inc.	6.371%		83	5,001,410

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2016

	Dividend		Shares	Fair
Investments	Rate		(000)	Value
Wireless Communications Services 4.05%
American Tower Corp.	5.25%		66	$7,061,619
Crown Castle International Corp.	4.50%		34	3,666,432
Frontier Communications Corp.	11.125%		63	6,210,302
T-Mobile US, Inc.	5.50%		90	6,532,250
Total				23,470,603
Total Convertible Preferred Stocks (cost $113,393,608)				116,184,163

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

CORPORATE BONDS 1.03%

Oil: Integrated 0.31%
Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.75%	4/1/2022	$2,250	1,811,250

Semiconductors 0.72%
Advanced Micro Devices, Inc.	7.50%	8/15/2022	5,000	4,150,000
Total Corporate Bonds (cost $5,746,822)				5,961,250

			Shares
			(000)

EXCHANGE-TRADED FUND 0.14%
iShares Silver Trust* (cost $883,929)			53	805,070
Total Long-Term Investments (cost $545,503,879)				567,060,729

			Principal
			Amount
			(000)

SHORT-TERM INVESTMENTS 1.62%

CONVERTIBLE BOND 1.03%

Miscellaneous: Media
Electronic Arts, Inc. (cost $5,920,015)	0.75%	7/15/2016	$2,500	5,984,375

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2016

	Principal
	Amount	Fair
Investments	(000)	Value
REPURCHASE AGREEMENT 0.59%
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $3,410,000 of U.S. Treasury Note at 1.875% due 9/30/2017; value: $3,465,413; proceeds: $3,397,060 (cost $3,397,057)	$3,397	$3,397,057
Total Short-Term Investments (cost $9,317,072)		9,381,432
Total Investments in Securities 99.44% (cost $554,820,951)		576,442,161
Other Assets in Excess of Liabilities 0.56%		3,270,513
Net Assets 100.00%		$579,712,674

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2		Level 3	Total
Common Stocks	$85,390,264	$–		$–	$85,390,264
Convertible Bonds	–	364,704,357		–	364,704,357
Convertible Preferred Stocks
Diversified Financials	–	10,301,733		–	10,301,733
Foods	–	8,584,011	(3)	–	8,584,011
Wireless Communications Services	16,408,984	7,061,619	(3)	–	23,470,603
Remaining Industries	73,827,816	–		–	73,827,816
Corporate Bonds	–	5,961,250		–	5,961,250
Exchange-Traded Fund	805,070	–		–	805,070
Repurchase Agreement	–	3,397,057		–	3,397,057
Total	$176,432,134	$400,010,027		$–	$576,442,161

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of May 31, 2016, Bunge Ltd., Post Holdings, Inc., American Tower Corp. were categorized as Level 2 due to limited market trading. During the period ended May 31, 2016, $2,599,415, $6,156,000 and $16,142,099, respectively, were transferred from Level 1 to Level 2.

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Convertible	Corporate
Investment Type	Bonds	Bonds
Balance as of December 1, 2015	$4,663,562	$3,919,968
Accrued discounts/premiums	–	–
Realized gain (loss)	(1,186,744)	(464,400)
Change in unrealized appreciation/depreciation	148,227	400,032
Purchases	–	–
Sales	(3,625,045)	(3,855,600)
Net transfers in or out of Level 3	–	–
Balance as of May 31, 2016	$–	$–

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 110.29%

ASSET-BACKED SECURITIES 18.29%

Automobiles 9.60%
Ally Auto Receivables Trust 2012-5 A4	0.85%	1/16/2018	$372	$371,906
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	2,517	2,455,490
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	891	891,698
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	349	348,555
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	1,638	1,636,761
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	2,239	2,236,188
AmeriCredit Automobile Receivables Trust 2014-4 A2A	0.72%	4/9/2018	488	488,054
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	3,180	3,179,413
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	1,922	1,931,913
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,309	1,320,874
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	3,994	4,028,134
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,454	1,462,780
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	3,758	3,776,520
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	3,440	3,441,832
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	2,113	2,121,673
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	364	363,396
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	3,905	3,909,813
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	486	486,278
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	255	254,454
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	492	491,811
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	402	394,597

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	$2,966	$2,966,898
Capital Auto Receivables Asset Trust 2013-3 A3	1.31%	12/20/2017	610	610,589
Capital Auto Receivables Asset Trust 2013-3 C	2.79%	10/22/2018	2,325	2,344,863
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	2,007	2,007,204
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	3,310	3,318,928
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	4,063	4,058,888
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	1,704	1,706,110
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	74	74,234
Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	257	256,626
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	2,536	2,536,443
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	4,453	4,450,140
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	612	611,897
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	2,260	2,264,281
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	177	176,850
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	94	94,322
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	2,133	2,131,808
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	1,517	1,517,909
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	673	670,394
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	850	856,145
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	861	863,637
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	844	850,438
Drive Auto Receivables Trust 2015-AA D†	4.12%	7/15/2022	1,147	1,141,405
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	2,124	2,127,816
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	2,010	2,029,139
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	2,085	2,092,104
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	4,052	4,051,433
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	2,786	2,785,431
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	283	283,110
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	915	910,293
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	2,675	2,669,884
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	97	96,996
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	3,348	3,347,853

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%		1/22/2018	$1,790	$1,791,441
Honda Auto Receivables Owner Trust 2013-3 A3	0.77%		5/15/2017	471	470,761
Honda Auto Receivables Owner Trust 2013-3 A4	1.13%		9/16/2019	391	391,340
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%		9/18/2017	1,621	1,620,184
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%		10/15/2018	307	307,067
Hyundai Auto Receivables Trust 2012-C A4	0.73%		6/15/2018	275	274,537
Hyundai Auto Receivables Trust 2013-B A4	1.01%		2/15/2019	2,116	2,116,527
Hyundai Auto Receivables Trust 2015-A A2	0.68%		10/16/2017	743	742,377
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%		11/15/2017	414	414,035
M&T Bank Auto Receivables Trust 2013-1A A4†	1.57%		8/15/2018	3,020	3,028,703
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%		7/16/2018	3,597	3,603,851
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	2,263	2,260,929
Nissan Auto Receivables Owner Trust 2013-B A3	0.84%		11/15/2017	864	863,427
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%		11/20/2017	5,529	5,530,639
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	66	66,300
Santander Drive Auto Receivables Trust 2014-3 D	2.65%		8/17/2020	1,917	1,930,855
Santander Drive Auto Receivables Trust 2014-4 B	1.82%		5/15/2019	1,763	1,767,125
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	308	310,769
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%		7/15/2019	1,518	1,517,262
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	655	654,917
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%		6/15/2018	3,763	3,763,040
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	2,520	2,493,893
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%		12/16/2019	2,691	2,692,167
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	1,942	1,941,006
Volkswagen Auto Loan Enhanced Trust 2014-2 A2	0.53%		7/20/2017	511	510,996
World Omni Auto Receivables Trust 2014-B A2A	0.60%		1/16/2018	196	195,879
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	1,923	1,924,086
Total					134,680,321

Credit Cards 3.11%
Capital One Multi-Asset Execution Trust 2014-A1	0.828%	#	11/15/2019	6,111	6,115,365
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	1,469	1,471,977
Capital One Multi-Asset Execution Trust 2016-A1	0.90%	#	2/15/2022	4,606	4,624,838
Chase Issuance Trust 2014-A1	1.15%		1/15/2019	8,224	8,234,793
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	7,089	7,098,837
Citibank Credit Card Issuance Trust 2014-A2	1.02%		2/22/2019	5,932	5,936,010

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
Discover Card Execution Note Trust 2013-A5	1.04%		4/15/2019	$1,665	$1,666,580
Discover Card Execution Note Trust 2014-A3	1.22%		10/15/2019	8,540	8,556,337
Total					43,704,737

Other 5.58%
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.84%	#	4/16/2021	793	781,780
Avenue CLO VI Ltd. 2007-6A A2†	0.97%	#	7/17/2019	992	994,149
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.77%	#	4/18/2025	1,500	1,487,923
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.091%	#	4/27/2027	1,000	999,051
Cent CLO Ltd. 2013-17A A1†	1.916%	#	1/30/2025	1,700	1,671,123
Cent CLO Ltd. 2013-18A A†	1.739%	#	7/23/2025	600	593,797
CIFC Funding II Ltd. 2014-2A A1L†	2.105%	#	5/24/2026	4,450	4,427,750
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	1,294	1,304,745
CNH Wholesale Master Note Trust 2013-2A A†	1.034%	#	8/15/2019	2,474	2,474,770
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	904	903,411
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	574	581,372
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	4,535	4,542,459
Ford Credit Floorplan Master Owner Trust 2012-2 A	1.92%		1/15/2019	3,207	3,223,239
Fore CLO Ltd. 2007-1A A2†	1.074%	#	7/20/2019	393	390,196
GE Dealer Floorplan Master Note Trust 2012-2 A	1.188%	#	4/22/2019	1,161	1,163,882
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	1,385	1,379,419
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.92%	#	4/17/2022	1,116	1,104,867
Hempstead CLO LP 2013-1A A1†	2.122%	#	1/15/2026	3,500	3,473,366
JFIN Revolver CLO 2013-1A A†	1.874%	#	1/20/2021	821	822,712
JFIN Revolver CLO Ltd. 2014-2A A2†	1.918%	#	2/20/2022	776	769,216
JFIN Revolver CLO Ltd. 2015-3A A1†	2.124%	#	4/20/2023	2,371	2,371,551
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	906	906,204
KKR Financial CLO Ltd. 2007-1A B†	1.376%	#	5/15/2021	690	687,323
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	1,885	1,889,006
Leaf Receivables Funding 11 LLC 2016-1 A1†	1.00%		6/15/2017	4,737	4,737,000
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	3,433	3,432,532
Marathon CLO IV Ltd. 2012-4A A1†	2.008%	#	5/20/2023	2,794	2,792,073
MMAF Equipment Finance LLC 2016-AA A5†	2.21%		12/15/2032	1,105	1,101,847
NZCG Funding Ltd. 2015-2A A1†	2.171%	#	4/27/2027	1,500	1,497,506
Oaktree CLO Ltd. 2014-2A A1A†	2.154%	#	10/20/2026	3,000	2,982,995
Oaktree EIF I Series Ltd. 2015-A1 B†	3.245%	#	10/18/2027	3,250	3,266,033
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.142%	#	4/15/2026	1,500	1,500,606

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Octagon Investment Partners XXI Ltd. 2014-1A A1A†	2.088%	#	11/14/2026	$2,000	$1,991,065
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,101	1,116,212
OZLM Funding Ltd. 2012-1A A2R†	2.971%	#	7/22/2027	3,900	3,891,322
Shackleton CLO Ltd. 2014-5A A†	2.12%	#	5/7/2026	300	298,875
Sheridan Square CLO Ltd. 2013-1A A1†	1.672%	#	4/15/2025	2,500	2,474,823
SLM Private Education Loan Trust 2010-A 2A†	3.683%	#	5/16/2044	1,227	1,261,742
SLM Private Education Loan Trust 2011-B A1†	1.283%	#	12/16/2024	337	336,648
SLM Private Education Loan Trust 2012-A A1†	1.842%	#	8/15/2025	175	175,131
SLM Private Education Loan Trust 2012-C A1†	1.533%	#	8/15/2023	450	450,027
SLM Private Education Loan Trust 2012-E A1†	1.183%	#	10/16/2023	1,066	1,064,355
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.94%	#	4/17/2021	1,500	1,479,209
Tryon Park CLO Ltd. 2013-1A A1†	1.742%	#	7/15/2025	1,000	983,861
Venture XVIII CLO Ltd. 2014-18A A†	2.072%	#	10/15/2026	2,000	1,987,404
Westchester CLO Ltd. 2007-1A A1A†	0.841%	#	8/1/2022	627	620,348
Total					78,384,925
Total Asset-Backed Securities (cost $256,653,613)					256,769,983

CORPORATE BONDS 18.55%

Automotive 0.57%
Ford Motor Co.	6.375%		2/1/2029	697	837,820
Ford Motor Co.	7.45%		7/16/2031	1,356	1,774,390
General Motors Co.	6.60%		4/1/2036	3,789	4,357,017
Kia Motors Corp. (South Korea)†(a)	3.625%		6/14/2016	1,000	1,000,722
Total					7,969,949

Banks: Regional 3.25%
Bank of America Corp.	3.95%		4/21/2025	753	753,084
Bank of America Corp.	4.20%		8/26/2024	3,509	3,595,978
Bank of America Corp.	4.25%		10/22/2026	1,560	1,587,662
Citigroup, Inc.	5.50%		9/13/2025	3,647	4,028,009
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	881	1,125,807
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	3,450	4,208,206
JPMorgan Chase & Co.	3.875%		9/10/2024	1,601	1,642,620
JPMorgan Chase & Co.	3.90%		7/15/2025	1,278	1,359,037
JPMorgan Chase & Co.	4.25%		10/1/2027	2,150	2,228,969
Lloyds Banking Group plc (United Kingdom)†(a)	4.582%		12/10/2025	1,696	1,706,851
Macquarie Bank Ltd. (Australia)†(a)	4.875%		6/10/2025	1,775	1,809,421

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Banks: Regional (continued)
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	$2,231	$2,542,936
Morgan Stanley	4.00%	7/23/2025	3,588	3,778,831
Morgan Stanley	5.00%	11/24/2025	1,201	1,306,250
Morgan Stanley	7.25%	4/1/2032	290	393,841
Santander UK Group Holdings plc (United Kingdom)†(a)	4.75%	9/15/2025	1,720	1,699,792
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	2,490	3,190,297
UBS Group Funding Jersey Ltd. (Jersey)†(a)	4.125%	4/15/2026	4,016	4,136,709
Wells Fargo & Co.	4.10%	6/3/2026	793	837,749
Wells Fargo Bank NA	5.85%	2/1/2037	3,007	3,651,190
Total				45,583,239

Beverages 0.19%
Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	1,750	1,898,122
JB y Cia SA de CV (Mexico)†(a)	3.75%	5/13/2025	800	816,244
Total				2,714,366

Biotechnology Research & Production 0.36%
Amgen, Inc.	4.95%	10/1/2041	635	676,802
Amgen, Inc.	6.40%	2/1/2039	3,434	4,346,744
Total				5,023,546

Chemicals 0.25%
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	550	578,160
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,287	2,947,783
Total				3,525,943

Computer Hardware 0.62%
Denali International LLC/Denali Finance Corp.†	5.625%	10/15/2020	1,617	1,704,318
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(b)	6.02%	6/15/2026	1,950	1,974,843
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(b)	8.10%	7/15/2036	1,190	1,220,523
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	3,651	3,743,706
Total				8,643,390

Drugs 0.96%
AbbVie, Inc.	4.30%	5/14/2036	2,006	1,992,668
Express Scripts Holding Co.	6.125%	11/15/2041	2,984	3,404,252
Forest Laboratories LLC†	4.375%	2/1/2019	2,557	2,688,161
Forest Laboratories LLC†	5.00%	12/15/2021	2,994	3,289,702

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Drugs (continued)
Mylan NV†(b)	3.95%	6/15/2026	$2,100	$2,083,851
Total				13,458,634

Electric: Power 0.74%
AES Gener SA (Chile)†(a)	5.00%	7/14/2025	400	411,741
Appalachian Power Co.	7.00%	4/1/2038	1,063	1,411,849
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	1,853	1,854,423
Dominion Resources, Inc.	7.00%	6/15/2038	936	1,208,435
Exelon Generation Co. LLC	5.60%	6/15/2042	2,286	2,338,011
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,215,623
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,945,430
Total				10,385,512

Financial Services 0.80%
GE Capital International Funding Co. Unlimited Co. (Ireland)†(a)	4.418%	11/15/2035	6,235	6,796,568
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,021	2,106,892
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,177	2,310,583
Total				11,214,043

Food 0.02%
Sigma Alimentos SA de CV (Mexico)†(a)	6.875%	12/16/2019	313	356,429

Insurance 0.67%
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	5,032	5,480,598
Trinity Acquistion plc (United Kingdom)(a)	4.40%	3/15/2026	1,964	2,013,098
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,886,303
Total				9,379,999

Investment Management Companies 0.03%
GrupoSura Finance SA†	5.50%	4/29/2026	450	457,875

Leasing 0.36%
Aviation Capital Group Corp.†	6.75%	4/6/2021	4,426	5,017,978

Leisure 0.11%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	1,230	1,551,058

Lodging 0.12%
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	1,750	1,737,404

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Machinery: Agricultural 0.15%
Reynolds American, Inc.	8.125%	5/1/2040	$1,550	$2,085,120

Manufacturing 0.12%
Trinity Industries, Inc.	4.55%	10/1/2024	1,771	1,642,955

Media 2.05%
21st Century Fox America, Inc.	6.20%	12/15/2034	1,268	1,537,726
21st Century Fox America, Inc.	6.90%	8/15/2039	1,427	1,869,382
Charter Communications Operating LLC/Charter Communications Operating Capital†	6.384%	10/23/2035	4,358	5,001,886
Cox Communications, Inc.†	8.375%	3/1/2039	2,399	2,822,798
Discovery Communications LLC	6.35%	6/1/2040	1,800	1,838,165
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	2,809	2,805,879
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%	5/11/2022	1,855	1,882,825
Time Warner Cable, Inc.	7.30%	7/1/2038	4,668	5,637,259
Time Warner, Inc.	7.625%	4/15/2031	2,335	3,117,596
Viacom, Inc.	4.85%	12/15/2034	187	166,828
Viacom, Inc.	6.875%	4/30/2036	1,988	2,114,308
Total				28,794,652

Metals & Minerals: Miscellaneous 0.30%
Barrick International Barbados Corp. (Barbados)†(a)	6.35%	10/15/2036	1,250	1,227,391
Glencore Finance Canada Ltd. (Canada)†(a)	6.00%	11/15/2041	2,449	1,992,536
Glencore Funding LLC†	4.625%	4/29/2024	252	222,831
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	831	787,714
Total				4,230,472

Natural Gas 0.20%
Black Hills Gas LLC†	5.90%	4/1/2017	886	908,970
Dominion Gas Holdings LLC	4.60%	12/15/2044	1,806	1,857,215
Total				2,766,185

Oil 1.23%
Apache Corp.	6.00%	1/15/2037	1,992	2,174,911
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	816	898,545
Canadian Oil Sands Ltd. (Canada)†(a)	9.40%	9/1/2021	403	449,492
Eni SpA (Italy)†(a)	5.70%	10/1/2040	5,725	5,604,391
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	121	125,211
Kerr-McGee Corp.	7.125%	10/15/2027	925	971,993
Kerr-McGee Corp.	7.875%	9/15/2031	945	1,066,851

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Kunlun Energy Co., Ltd. (Hong Kong)†(a)	3.75%	5/13/2025	$500	$500,465
Shell International Finance BV (Netherlands)(a)	2.875%	5/10/2026	2,161	2,140,015
Shell International Finance BV (Netherlands)(a)	6.375%	12/15/2038	1,564	2,004,593
Valero Energy Corp.	10.50%	3/15/2039	912	1,287,257
Total				17,223,724

Oil: Crude Producers 1.64%
Enbridge Energy Partners LP	9.875%	3/1/2019	2,125	2,429,914
Energy Transfer Partners LP	6.125%	12/15/2045	597	565,461
Energy Transfer Partners LP	6.625%	10/15/2036	1,703	1,643,254
Energy Transfer Partners LP	7.50%	7/1/2038	2,124	2,198,079
Enterprise Products Operating LLC	7.55%	4/15/2038	3,240	3,951,099
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	1,166	1,186,216
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,911,884
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	2,000	2,089,420
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	423	455,225
Kinder Morgan, Inc.	7.75%	1/15/2032	2,186	2,370,409
Kinder Morgan, Inc.	7.80%	8/1/2031	365	393,555
Ruby Pipeline LLC†	6.00%	4/1/2022	2,980	2,852,214
Total				23,046,730

Oil: Integrated Domestic 0.26%
Halliburton Co.	6.70%	9/15/2038	326	394,910
Halliburton Co.	7.45%	9/15/2039	772	1,022,453
National Oilwell Varco, Inc.	2.60%	12/1/2022	952	850,423
Oceaneering International, Inc.	4.65%	11/15/2024	1,546	1,447,908
Total				3,715,694

Paper & Forest Products 0.27%
Georgia-Pacific LLC	8.875%	5/15/2031	2,435	3,786,225

Real Estate Investment Trusts 0.74%
EPR Properties	5.25%	7/15/2023	4,129	4,295,485
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	607	618,144
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,533	2,652,122
PLA Administradora Industrial S de RL de CV (Mexico)†(a)	5.25%	11/10/2022	600	601,560
Senior Housing Properties Trust	6.75%	12/15/2021	1,400	1,550,559
Trust F/1401 (Mexico)†(a)	5.25%	1/30/2026	600	615,000
Total				10,332,870

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Retail 0.22%
QVC, Inc.	4.375%	3/15/2023	$920	$907,281
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	1,200	1,220,564
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	875	905,142
Total				3,032,987

Savings & Loan 0.04%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	497	578,183

Technology 0.74%
Amazon.com, Inc.	4.80%	12/5/2034	6,835	7,758,108
Expedia, Inc.	4.50%	8/15/2024	1,666	1,687,461
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	900	929,412
Total				10,374,981

Telecommunications 1.16%
AT&T, Inc.	6.30%	1/15/2038	4,253	5,034,344
AT&T, Inc.	6.50%	9/1/2037	4,316	5,214,056
Motorola Solutions, Inc.	3.75%	5/15/2022	1,292	1,270,247
Verizon Communications, Inc.	4.40%	11/1/2034	1,641	1,669,494
Verizon Communications, Inc.	5.05%	3/15/2034	1,208	1,320,931
Verizon Communications, Inc.	5.85%	9/15/2035	657	777,009
Verizon Communications, Inc.	6.40%	9/15/2033	801	1,000,950
Total				16,287,031

Utilities 0.18%
Aquarion Co.†	4.00%	8/15/2024	2,500	2,602,090

Utilities: Electrical 0.20%
Tennessee Valley Authority	3.50%	12/15/2042	2,795	2,849,013
Total Corporate Bonds (cost $256,603,729)				260,368,277

FOREIGN GOVERNMENT OBLIGATIONS 1.21%

Bahamas 0.05%
Commonwealth of Bahamas†(a)	6.95%	11/20/2029	588	679,140

Cayman Islands 0.06%
Cayman Islands Government†	5.95%	11/24/2019	700	788,375

Colombia 0.13%
Republic of Colombia(a)	4.00%	2/26/2024	1,800	1,786,500

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Indonesia 0.03%
Republic of Indonesia†(a)	5.875%		1/15/2024	$400	$453,056

Lithuania 0.18%
Republic of Lithuania†(a)	7.375%		2/11/2020	2,097	2,480,395

Mexico 0.16%
United Mexican States(a)	4.00%		10/2/2023	2,080	2,173,600

Panama 0.08%
Republic of Panama(a)	4.00%		9/22/2024	768	798,720
Republic of Panama(a)	6.70%		1/26/2036	300	378,000
Total					1,176,720

Peru 0.04%
Republic of Peru(a)	4.125%		8/25/2027	520	550,550

Qatar 0.10%
State of Qatar†(a)	3.25%		6/2/2026	1,450	1,431,875

Slovenia 0.04%
Republic of Slovenia†(a)	5.25%		2/18/2024	471	530,666

Trinidad And Tobago 0.01%
Republic of Trinidad & Tobago†(a)	4.375%		1/16/2024	200	203,900

Turkey 0.28%
Republic of Turkey(a)	5.625%		3/30/2021	658	704,594
Republic of Turkey(a)	5.75%		3/22/2024	3,040	3,270,936
Total					3,975,530

Uruguay 0.05%
Republic of Uruguay PIK(a)	7.875%		1/15/2033	538	704,108
Total Foreign Government Obligations (cost $16,763,971)					16,934,415

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.97%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.352%	#	2/25/2032	12,804	2,225,080
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	446	445,799
Government National Mortgage Assoc. 2015-47 AE	2.90%		11/16/2055	5,589	5,694,339
Government National Mortgage Assoc. 2015-48 AS	2.90%		2/16/2049	4,247	4,346,910
Government National Mortgage Assoc. 2015-73 AC	2.90%		2/16/2053	963	987,446
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $13,773,890)					13,699,574

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 29.00%
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 3/1/2046	$10,726	$11,286,948
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044	4,859	5,266,622
Federal Home Loan Mortgage Corp.	5.00%		11/1/2017 - 6/1/2026	2,186	2,324,600
Federal National Mortgage Assoc. (c)	3.00%		TBA	135,125	139,051,999
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 4/1/2046	63,830	67,206,899
Federal National Mortgage Assoc.(c)	3.50%		TBA	65,430	68,486,335
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 2/1/2045	20,904	22,484,245
Federal National Mortgage Assoc.(c)	4.00%		TBA	33,470	35,740,977
Federal National Mortgage Assoc.(c)	4.50%		TBA	43,544	47,424,365
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 9/1/2036	6,908	7,825,107
Federal National Mortgage Assoc.	6.50%		1/1/2036	53	61,577
Total Government Sponsored Enterprises Pass-Throughs (cost $406,054,556)					407,159,674

MUNICIPAL BONDS 0.24%

Miscellaneous
Municipal Elec Auth of Georgia	7.055%		4/1/2057	1,675	1,966,249
North Texas Tollway Auth	8.91%		2/1/2030	1,150	1,391,247
Total Municipal Bonds (cost $3,066,854)					3,357,496

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.95%
Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.366%	#	9/15/2048	324	323,550
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.293%	#	5/10/2047	24,586	1,798,936
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	1,967,534
Citigroup Commercial Mortgage Trust 2016-P3 C	4.836%	#	4/15/2049	900	927,899
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#	4/15/2049	709	466,423
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.283%	#	8/10/2047	4,355	281,914
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646%	#	10/10/2053	1,000	996,949
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646%	#	10/10/2053	2,000	1,484,935

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.443%	#	7/10/2050	$620	$636,207
CSAIL Commercial Mortgage Trust 2015-C2 C	4.212%	#	6/15/2057	325	309,872
DBWF Mortgage Trust 2015-LCM D†	3.421%	#	6/10/2034	895	768,869
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#	12/15/2019	953	933,713
GS Mortgage Securities Trust 2014-GC26 D†	4.511%	#	11/10/2047	403	306,732
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#	7/10/2048	685	677,606
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,482,743
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#	8/5/2034	2,231	2,132,796
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.25%	#	4/15/2047	4,876	205,403
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.281%	#	4/15/2047	1,381	31,157
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	3.926%	#	1/15/2048	387	294,280
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.312%	#	7/15/2048	573	504,054
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	3,504	3,461,947
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	789	778,715
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%		1/5/2043	250	242,265
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.138%	#	5/15/2048	2,000	1,447,976
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.883%	#	1/15/2059	1,524	1,077,119
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.196%	#	5/15/2047	9,637	579,795
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#	5/15/2047	1,909	82,319
WF-RBS Commercial Mortgage Trust 2014-C23 C	3.849%	#	10/15/2057	550	516,214
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.702%	#	10/15/2057	24,654	946,229
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%		10/15/2057	36,416	739,463
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,797,665)					27,403,614

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS 40.08%
U.S. Treasury Bond	2.50%	2/15/2046	$46,813	$45,511,037
U.S. Treasury Bond	3.00%	5/15/2045	11,170	12,027,823
U.S. Treasury Note	0.875%	10/15/2017	60,377	60,445,407
U.S. Treasury Note	1.25%	11/15/2018	172,808	174,070,362
U.S. Treasury Note	1.25%	11/30/2018	6,371	6,417,661
U.S. Treasury Note	1.25%	3/31/2021	42,063	41,836,238
U.S. Treasury Note	1.375%	1/31/2021	25,880	25,903,240
U.S. Treasury Note	1.375%	5/31/2021	128,394	128,489,268
U.S. Treasury Note	1.625%	5/15/2026	37,596	36,883,744
U.S. Treasury Note	1.75%	10/31/2020	1,389	1,414,312
U.S. Treasury Note	1.75%	4/30/2022	9,050	9,158,709
U.S. Treasury Note	2.625%	11/15/2020	19,350	20,435,787
Total U.S. Treasury Obligations (cost $562,100,027)				562,593,588
Total Long-Term Investments (cost $1,542,814,305)				1,548,286,621

SHORT-TERM INVESTMENTS 12.90%

ASSET-BACKED SECURITY 0.15%

Other
Ascentium Equipment Receivables Trust 2016-1A A1† (cost $2,116,942)	0.95%	4/10/2017	2,117	2,117,098

U.S. TREASURY OBLIGATIONS 6.45%
U.S. Treasury Note	0.50%	6/30/2016	22,015	22,020,173
U.S. Treasury Note	0.875%	9/15/2016	13,705	13,724,297
U.S. Treasury Note	1.00%	9/30/2016	13,978	14,004,041
U.S. Treasury Note	1.50%	7/31/2016	40,703	40,784,365
Total U.S. Treasury Obligations (cost $90,526,439)				90,532,876

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2016

	Principal
	Amount	Fair
Investments	(000)	Value
REPURCHASE AGREEMENT 6.30%
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $61,235,000 of Federal Home Loan Mortgage Corp. at 1.00% due 9/27/2017 and $28,645,000 of Federal Home Loan Mortgage Corp. at 1.00% due 9/29/2017; value: $90,176,313; proceeds: $88,405,092 (cost $88,405,018)	$88,405	$88,405,018
Total Short-Term Investments (cost $181,048,399)		181,054,992
Total Investments in Securities 123.19% (cost $1,723,862,704)		1,729,341,613
Liabilities in Excess of Other Assets(d) (23.19%)		(325,541,437)
Net Assets 100.00%		$1,403,800,176

IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2016.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned (See Note 2(j)).
(d)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 5-Year Treasury Note	September 2016	109	Long	$13,092,773	$20,246
Ultra Long U.S. Treasury Bond	September 2016	24	Long	4,203,000	6,708
Totals				$17,295,773	$26,954

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$–	$73,647,925	$4,737,000	(4)	$78,384,925
Remaining Industries	–	180,502,156	–		180,502,156
Corporate Bonds	–	260,368,277	–		260,368,277
Foreign Government Obligations	–	16,934,415	–		16,934,415
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	13,699,574	–		13,699,574
Government Sponsored Enterprises Pass-Throughs	–	407,159,674	–		407,159,674
Municipal Bonds	–	3,357,496	–		3,357,496
Non-Agency Commercial Mortgage-Backed Securities	–	27,403,614	–		27,403,614
U.S. Treasury Obligations	–	653,126,464	–		653,126,464
Repurchase Agreement	–	88,405,018	–		88,405,018
Total	$–	$1,724,604,613	$4,737,000		$1,729,341,613

Other Financial Instruments
Futures Contracts
Assets	$26,954	$–	$–		$26,954
Liabilities	–	–	–		–
Total	$26,954	$–	$–		$26,954

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Asset-Backed
Investment Type	Securities
Balance as of December 1, 2015	$1,319,488
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	–
Purchases	4,737,000
Sales	–
Net transfers in or out of Level 3	(1,319,488)
Balance as of May 31, 2016	$4,737,000

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)

CORE PLUS BOND FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 101.96%

ASSET-BACKED SECURITIES 15.82%

Automobiles 11.18%
Ally Auto Receivables Trust 2012-5 A4	0.85%	1/16/2018	$3	$2,975
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	7	7,006
AmeriCredit Automobile Receivables Trust 2014-1 B	1.68%	7/8/2019	44	44,066
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	16	16,437
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	50	50,158
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	28	27,985
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	25	24,995
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	100	100,053
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	30	29,889
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	4	4,002
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	45	45,145
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43	42,117
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	25	25,027
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	25	25,237
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25	25,317
Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	35	34,531
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	48	48,316
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	17	17,032
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	36	36,216
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	12	12,007
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	47	47,144
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	30	30,054
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	15	15,193
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	30	29,996
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	21	20,996

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Fifth Third Auto Trust 2014-3 A3	0.96%		3/15/2019	$10	$10,381
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	40	40,425
Ford Credit Auto Owner Trust 2016-B A2A	1.08%		3/15/2019	25	24,999
Honda Auto Receivables Owner Trust 2013-3 A4	1.13%		9/16/2019	10	10,009
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%		10/15/2018	11	11,002
Hyundai Auto Receivables Trust 2012-C A4	0.73%		6/15/2018	2	2,247
Hyundai Auto Receivables Trust 2013-B A4	1.01%		2/15/2019	9	9,002
Hyundai Auto Receivables Trust 2015-A A2	0.68%		10/16/2017	29	29,460
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%		12/16/2019	13	13,035
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	100	99,446
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	10	10,332
Santander Drive Auto Receivables Trust 2014-3 D	2.65%		8/17/2020	18	18,130
Santander Drive Auto Receivables Trust 2014-4 B	1.82%		5/15/2019	12	12,028
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%		7/15/2019	12	11,994
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	10	9,858
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%		8/15/2022	10	10,010
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	25	24,987
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	59	59,033
Total					1,168,272

Credit Cards 0.43%
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	11	11,022
Capital One Multi-Asset Execution Trust 2016-A1	0.90%	#	2/15/2022	34	34,139
Total					45,161

Other 4.21%
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	2.122%	#	10/15/2026	250	249,920
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	93	93,620
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	93	92,922
NCF Dealer Floorplan Master Trust 2016-1A B†	5.938%	#	3/21/2022	4	3,904
Total					440,366
Total Asset-Backed Securities (cost $1,647,869)					1,653,799

CORPORATE BONDS 40.42%

Air Transportation 0.10%
Air Canada (Canada)†(a)	7.75%		4/15/2021	10	10,425

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Auto Parts: Original Equipment 0.27%
MPG Holdco I, Inc.	7.375%	10/15/2022		$13	$12,935
Tenneco, Inc.	6.875%	12/15/2020		15	15,547
Total					28,482

Automotive 1.17%
Ford Motor Co.	6.375%	2/1/2029		58	69,718
General Motors Co.	6.60%	4/1/2036		46	52,896
Total					122,614

Banks: Regional 3.74%
Bank of America Corp.	4.25%	10/22/2026		20	20,355
Bank of America Corp.	6.30%	–	(b)	10	10,638
Bank of America Corp.	6.50%	–	(b)	56	59,150
CIT Group, Inc.	6.00%	4/1/2036		15	14,100
Citigroup, Inc.	5.95%	–	(b)	85	85,186
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		20	24,395
JPMorgan Chase & Co.	3.875%	9/10/2024		14	14,364
JPMorgan Chase & Co.	3.90%	7/15/2025		11	11,697
Morgan Stanley	5.55%	–	(b)	50	50,062
Popular, Inc.	7.00%	7/1/2019		20	19,950
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.125%	12/15/2022		40	42,595
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029		30	38,437
Total					390,929

Beverages 0.25%
Constellation Brands, Inc.	4.25%	5/1/2023		25	25,875

Biotechnology Research & Production 0.52%
Amgen, Inc.	6.40%	2/1/2039		43	54,429

Building Materials 0.57%
GCP Applied Technologies, Inc.†	9.50%	2/1/2023		22	24,475
Standard Industries, Inc.†	5.50%	2/15/2023		7	7,245
USG Corp.†	5.50%	3/1/2025		15	15,994
Vulcan Materials Co.	7.15%	11/30/2037		10	11,450
Total					59,164

Business Services 0.05%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023		5	5,118

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Chemicals 0.58%
Dow Chemical Co. (The)	9.40%	5/15/2039	$10	$15,392
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	35	45,113
Total				60,505

Computer Hardware 0.86%
Dell, Inc.	7.10%	4/15/2028	15	14,041
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	15	15,191
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	9	9,231
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	30	30,762
Leidos, Inc.	7.125%	7/1/2032	20	20,196
Total				89,421

Computer Software 0.25%
MSCI, Inc.†	5.75%	8/15/2025	25	26,437

Construction/Homebuilding 0.20%
PulteGroup, Inc.	5.50%	3/1/2026	20	20,488

Containers 0.63%
PaperWorks Industries, Inc.†	9.50%	8/15/2019	15	13,988
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	35	36,181
Sealed Air Corp.†	5.50%	9/15/2025	15	15,600
Total				65,769

Diversified 0.19%
Argos Merger Sub, Inc.†	7.125%	3/15/2023	20	20,300

Drugs 1.25%
AbbVie, Inc.	4.30%	5/14/2036	15	14,900
Actavis Funding SCS (Luxembourg)(a)	4.55%	3/15/2035	50	49,577
Express Scripts Holding Co.	6.125%	11/15/2041	30	34,225
Mylan NV†(c)	3.95%	6/15/2026	15	14,885
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	15	17,580
Total				131,167

Electric: Power 1.92%
Appalachian Power Co.	7.00%	4/1/2038	10	13,282
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	15	15,012
Dominion Resources, Inc.	7.00%	6/15/2038	35	45,187
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	15	16,415
Exelon Generation Co. LLC	5.60%	6/15/2042	35	35,796

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power (continued)
FirstEnergy Solutions Corp.	6.05%	8/15/2021	$50	$53,730
Puget Sound Energy, Inc.	6.974%	6/1/2067	25	21,156
Total				200,578

Electronics 0.26%
Jabil Circuit, Inc.	8.25%	3/15/2018	25	27,281

Entertainment 0.14%
CCM Merger, Inc.†	9.125%	5/1/2019	10	10,489
Eldorado Resorts, Inc.	7.00%	8/1/2023	4	4,200
Total				14,689

Financial Services 1.88%
Alliance Data Systems Corp.†	5.375%	8/1/2022	15	14,625
Ally Financial, Inc.	4.125%	3/30/2020	40	40,300
Ally Financial, Inc.	8.00%	11/1/2031	18	21,240
International Lease Finance Corp.	5.875%	8/15/2022	35	38,325
National Financial Partners Corp.†	9.00%	7/15/2021	15	14,662
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	15	14,288
Navient Corp.	4.875%	6/17/2019	40	39,200
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	13	13,798
Total				196,438

Food 0.53%
Kraft Heinz Foods Co.	6.875%	1/26/2039	10	13,253
Post Holdings, Inc.†	8.00%	7/15/2025	10	11,150
US Foods, Inc.	8.50%	6/30/2019	15	15,431
WhiteWave Foods Co. (The)	5.375%	10/1/2022	15	16,106
Total				55,940

Health Care Services 1.29%
Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	19	19,765
Amsurg Corp.	5.625%	7/15/2022	20	20,375
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	30	31,538
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	25	27,625
HCA, Inc.	7.50%	11/6/2033	15	15,900
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	2	2,060
Tenet Healthcare Corp.	8.00%	8/1/2020	17	17,414
Total				134,677

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Household Equipment/Products 0.25%
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	$10	$10,162
Scotts Miracle-Gro Co. (The)†	6.00%	10/15/2023	15	15,975
Total				26,137

Insurance 1.23%
CNO Financial Group, Inc.	5.25%	5/30/2025	25	25,875
Protective Life Corp.	8.45%	10/15/2039	25	33,992
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	50	54,457
Trinity Acquistion plc (United Kingdom)(a)	4.40%	3/15/2026	14	14,350
Total				128,674

Leisure 0.29%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	10	12,610
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	15	17,513
Total				30,123

Lodging 1.40%
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	10	9,625
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	10	9,175
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.†	5.625%	5/1/2024	5	5,263
MGM Resorts International	6.00%	3/15/2023	25	26,188
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	25	24,820
Station Casinos LLC	7.50%	3/1/2021	10	10,544
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	10	9,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	50	50,812
Total				146,377

Machinery: Agricultural 0.09%
Reynolds American, Inc.	5.70%	8/15/2035	8	9,440

Manufacturing 0.74%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	14	12,351
General Electric Co.	6.75%	3/15/2032	20	27,707
Trinity Industries, Inc.	4.55%	10/1/2024	40	37,108
Total				77,166

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Media 3.53%
21st Century Fox America, Inc.	6.90%	8/15/2039	$45	$58,950
AMC Networks, Inc.	4.75%	12/15/2022	20	20,100
Charter Communications Operating LLC/Charter Communications Operating Capital†	6.384%	10/23/2035	35	40,171
Cox Communications, Inc.†	8.375%	3/1/2039	12	14,120
Discovery Communications LLC	6.35%	6/1/2040	25	25,530
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	20	20,525
Sirius XM Radio, Inc.†	6.00%	7/15/2024	20	21,000
Time Warner Cable, Inc.	6.55%	5/1/2037	53	59,929
Time Warner, Inc.	7.625%	4/15/2031	35	46,731
Townsquare Media, Inc.†	6.50%	4/1/2023	10	9,662
Univision Communications, Inc.†	8.50%	5/15/2021	7	7,324
Viacom, Inc.	4.85%	12/15/2034	3	2,676
Viacom, Inc.	6.875%	4/30/2036	29	30,843
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	11	11,385
Total				368,946

Metals & Minerals: Miscellaneous 0.37%
Aleris International, Inc.†	9.50%	4/1/2021	11	11,330
Coeur Mining, Inc.	7.875%	2/1/2021	5	4,639
Glencore Finance Canada Ltd. (Canada)†(a)	6.00%	11/15/2041	20	16,272
Teck Resources Ltd. (Canada)(a)	4.75%	1/15/2022	5	4,075
Teck Resources Ltd. (Canada)†(a)	8.50%	6/1/2024	2	2,055
Total				38,371

Oil 2.79%
Apache Corp.	6.00%	1/15/2037	15	16,377
Bill Barrett Corp.	7.00%	10/15/2022	15	10,613
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	10	10,075
Citgo Holding, Inc.†	10.75%	2/15/2020	10	10,019
CITGO Petroleum Corp.†	6.25%	8/15/2022	10	9,700
Concho Resources, Inc.	6.50%	1/15/2022	20	20,750
Continental Resources, Inc.	4.90%	6/1/2044	23	19,032
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	20	20,696
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	14,325
Kerr-McGee Corp.	7.875%	9/15/2031	35	39,513
MEG Energy Corp. (Canada)(a)	6.375%	1/30/2023	25	19,250
PDC Energy, Inc.	7.75%	10/15/2022	12	12,600

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Range Resources Corp.	4.875%	5/15/2025	$25	$23,750
Rice Energy, Inc.	6.25%	5/1/2022	17	16,830
Sanchez Energy Corp.	6.125%	1/15/2023	20	14,500
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	17	17,850
Shell International Finance BV (Netherlands)(a)	2.875%	5/10/2026	16	15,845
Total				291,725

Oil: Crude Producers 2.77%
Enbridge Energy Partners LP	8.05%	10/1/2037	15	11,606
Energy Transfer Partners LP	6.625%	10/15/2036	50	48,246
Energy Transfer Partners LP	7.50%	7/1/2038	8	8,279
Enterprise Products Operating LLC	5.75%	3/1/2035	40	42,705
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	30	29,063
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	25	25,434
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	46	49,505
Kinder Morgan, Inc.	7.75%	1/15/2032	17	18,434
Rockies Express Pipeline LLC†	6.875%	4/15/2040	20	19,600
Sabine Pass LNG LP	6.50%	11/1/2020	35	36,706
Total				289,578

Oil: Integrated Domestic 1.10%
National Oilwell Varco, Inc.	2.60%	12/1/2022	42	37,519
Oceaneering International, Inc.	4.65%	11/15/2024	40	37,462
Schlumberger Holdings Corp.†	4.00%	12/21/2025	14	14,618
Weatherford International Ltd.	9.875%	3/1/2039	30	25,500
Total				115,099

Paper & Forest Products 0.64%
Georgia-Pacific LLC	8.875%	5/15/2031	35	54,422
International Paper Co.	7.30%	11/15/2039	10	12,858
Total				67,280

Real Estate Investment Trusts 2.26%
Brixmor Operating Partnership LP	3.85%	2/1/2025	25	24,323
CBRE Services, Inc.	4.875%	3/1/2026	25	25,391
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	8	7,580
EPR Properties	5.25%	7/15/2023	35	36,411
Equinix, Inc.	5.875%	1/15/2026	33	34,485
HCP, Inc.	3.40%	2/1/2025	25	23,802

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts (continued)
Potlatch Corp.	7.50%	11/1/2019	$25	$27,781
Senior Housing Properties Trust	6.75%	12/15/2021	15	16,613
Vereit Operating Partnership LP	3.00%	2/6/2019	40	39,900
Total				236,286

Retail 1.01%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	20	8,162
CST Brands, Inc.	5.00%	5/1/2023	15	15,075
L Brands, Inc.	6.875%	11/1/2035	15	15,900
Neiman Marcus Group Ltd. LLC PIK†	8.75%	10/15/2021	10	7,075
New Albertson’s, Inc.	7.45%	8/1/2029	5	4,850
New Red Finance, Inc. (Canada)†(a)	6.00%	4/1/2022	8	8,310
Vista Outdoor, Inc.†	5.875%	10/1/2023	20	21,002
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	25	25,428
Total				105,802

Technology 0.88%
Amazon.com, Inc.	4.80%	12/5/2034	45	51,078
Expedia, Inc.†	5.00%	2/15/2026	20	20,035
Netflix, Inc.	5.75%	3/1/2024	20	21,000
Total				92,113

Telecommunications 3.89%
AT&T, Inc.	6.30%	1/15/2038	113	133,760
CenturyLink, Inc.	5.625%	4/1/2025	19	16,886
Frontier Communications Corp.	6.875%	1/15/2025	35	29,269
Frontier Communications Corp.†	11.00%	9/15/2025	20	20,425
T-Mobile USA, Inc.	6.50%	1/15/2026	45	47,756
Telecom Italia Capital SA (Luxembourg)(a)	7.721%	6/4/2038	9	9,405
U.S. Cellular Corp.	6.70%	12/15/2033	30	27,582
Verizon Communications, Inc.	4.40%	11/1/2034	13	13,226
Verizon Communications, Inc.	5.05%	3/15/2034	12	13,122
Verizon Communications, Inc.	5.85%	9/15/2035	72	85,151
Verizon Communications, Inc.	6.40%	9/15/2033	8	9,997
Total				406,579

Transportation: Miscellaneous 0.28%
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	13	13,000
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	15	15,787
Total				28,787

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Utilities 0.25%
Aquarion Co.†	4.00%		8/15/2024	$25	$26,021
Total Corporate Bonds (cost $4,111,850)					4,225,230

FLOATING RATE LOANS(d) 0.05%

Electrical Equipment 0.01%
MKS Instruments, Inc. Term Loan	4.25%		4/28/2023	1	1,011

Retail 0.04%
J. Crew Group, Inc. Initial Term Loan	4.00%		3/5/2021	6	4,485
Total Floating Rate Loans (cost $5,841)					5,496

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.85%
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 – 3/1/2046	88	93,279
Federal National Mortgage Assoc.(e)	3.00%		TBA	920	947,378
Federal National Mortgage Assoc.	3.50%		11/1/2045 – 4/1/2046	402	422,460
Federal National Mortgage Assoc.(e)	3.50%		TBA	260	272,145
Federal National Mortgage Assoc.(e)	4.00%		TBA	310	331,034
Federal National Mortgage Assoc.(e)	4.50%		TBA	200	217,823
Total Government Sponsored Enterprises Pass-Throughs (cost $2,283,572)					2,284,119

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.20%
1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	50	58,298
Banc of America Commercial Mortgage Trust 2007-2 AM	5.635%	#	4/10/2049	100	103,225
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	60	61,449
BBCMS Trust 2015-SRCH A2†	4.197%		8/10/2035	100	108,965
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.711%	#	12/10/2049	50	50,284
Citigroup Commercial Mortgage Trust 2016-P3 C	4.836%	#	4/15/2049	10	10,310
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#	4/15/2049	10	6,579
Commercial Mortgage Pass-Through Certificates 2014-UBS2 AM	4.199%		3/10/2047	50	53,742
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.443%	#	7/10/2050	50	51,307

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.443%	#	7/10/2050	$100	$74,709
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.811%	#	11/15/2034	100	98,082
Extended Stay America Trust 2013-ESH7 D7†	4.171%	#	12/5/2031	100	100,755
GS Mortgage Securities Trust 2014-GC26 C	4.511%	#	11/10/2047	50	49,659
GS Mortgage Securities Trust 2014-GC26 D†	4.511%	#	11/10/2047	60	45,667
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	100	100,163
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	50	50,417
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	50	50,477
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.298%	#	7/15/2046	50	54,117
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.138%	#	5/15/2048	60	43,439
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.874%	#	8/15/2045	50	52,396
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.277%	#	3/15/2048	50	51,434
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,277,686)					1,275,474

U.S. TREASURY OBLIGATIONS 11.62%
U.S. Treasury Bond	2.50%		2/15/2046	119	115,690
U.S. Treasury Note	1.375%		5/31/2021	866	866,643
U.S. Treasury Note	1.625%		5/15/2026	237	232,510
Total U.S. Treasury Obligations (cost $1,216,055)					1,214,843
Total Long-Term Investments (cost $10,542,873)					10,658,961

SHORT-TERM INVESTMENTS 15.91%

ASSET-BACKED SECURITY 0.16%

Other
Ascentium Equipment Receivables Trust 2016-1A A1† (cost $16,382)	0.95%		4/10/2017	16	16,383

CORPORATE BOND 0.24%

Oil
Pioneer Natural Resources Co. (cost $25,122)	5.875%		7/15/2016	25	25,194

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS 11.70%
U.S. Treasury Note	0.50%	6/30/2016	$275	$275,065
U.S. Treasury Note	0.875%	9/15/2016	103	103,145
U.S. Treasury Note	1.00%	9/30/2016	207	207,386
U.S. Treasury Note	1.50%	7/31/2016	636	637,271
Total U.S. Treasury Obligations (cost $1,222,532)				1,222,867

REPURCHASE AGREEMENT 3.81%
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $410,000 of Federal Home Loan Mortgage Corp. at 1.25% due 6/29/2018; value: $411,025; proceeds: $398,799 (cost $398,798)			399	398,798
Total Short-Term Investments (cost $1,662,834)				1,663,242
Total Investments in Securities 117.87% (cost $12,205,707)				12,322,203
Liabilities in Excess of Cash and Other Assets(f) (17.87%)				(1,868,447)
Net Assets 100.00%				$10,453,756

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2016.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned (See Note 2(j)).
(f)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

Credit Default Swaps on Indexes – Buy Protection at May 31, 2016(1):

							Credit
							Default
							Swap
							Agreements
Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized	Receivable
Index	Pays	Date	Amount	Value(2)	Upfront(3)	Depreciation(4)	Fair Value(5)
Markit CMBX.NA.AAA.8(8)(9)	.50%	9/17/2058	$780,000	$822,247	$46,704	$(4,457)	$42,247

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2016

Credit Default Swaps on Indexes – Sell Protection at May 31, 2016(1):

							Credit
							Default
							Swap
							Agreements
Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized	Payable at
Index	Receives	Date	Amount	Value(2)	Upfront(3)	Depreciation(4)	Fair Value(5)
Markit CDX.EM.S25.5Y(6)(7)	1.00%	6/20/2021	$450,000	$408,935	$(37,968)	$ (3,097)	$(41,065)
Markit CMBX.NA.AAA.8(8)(9)	1.50%	10/17/2057	200,000	185,057	(8,020)	(6,923)	(14,943)
Markit CMBX.NA.AAA.8(8)(9)	2.00%	10/17/2057	175,000	155,389	(10,637)	(8,974)	(19,611)
					$(56,625)	$(18,994)	$(75,619)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $23,451.
(5)	Includes upfront payments received/paid.
(6)	Swap Counterparty: Bank of America.
(7)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers. (See Note 2(q)).
(8)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed. (See Note 2(q)).
(9)	Swap Counterparty: Morgan Stanley.

Open Futures Contracts at May 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 2-Year Treasury Note	September 2016	1	Long	$217,906	$14
U.S. 5-Year Treasury Note	September 2016	11	Long	1,321,289	2,043
Totals				$1,539,195	$2,057

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. Long Bond	September 2016	3	Short	$(489,938)	$(404)
U.S. 10-Year Treasury Note	September 2016	6	Short	(778,125)	(96)
Totals				$(1,268,063)	$(500)

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$1,670,182	$–	$1,670,182
Corporate Bonds	–	4,250,424	–	4,250,424
Floating Rate Loans	–	5,496	–	5,496
Government Sponsored Enterprises Pass-Throughs	–	2,284,119	–	2,284,119
Non-Agency Commercial Mortgage-Backed Securities	–	1,275,474	–	1,275,474
U.S. Treasury Obligations	–	2,437,710	–	2,437,710
Repurchase Agreement	–	398,798	–	398,798
Total	$–	$12,322,203	$–	$12,322,203

Other Financial Instruments
Credit Default Swaps
Assets	$–	$42,247	$–	$42,247
Liabilities	–	(75,619)	–	(75,619)
Futures Contracts
Assets	2,057	–	–	2,057
Liabilities	(500)	–	–	(500)
Total	$1,557	$(33,372)	$–	$(31,815)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2016

				Shares		Fair
Investments				(000)		Value
LONG-TERM INVESTMENTS 96.47%

COMMON STOCK 0.00%

Metals/Minerals
Mirabela Nickel Ltd. (cost $621,429)*(a)				AUD	8,607	$62,206

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)
CORPORATE BONDS 8.72%

Chemicals 0.23%
Chemtura Corp.	5.75%		7/15/2021		$4,936	5,022,380
Grupo Idesa SA de CV (Mexico)†(b)	7.875%		12/18/2020		3,400	3,436,992
Hexion, Inc.	6.625%		4/15/2020		7,290	6,232,950
Total						14,692,322

Consumer Durables 0.17%
BlueLine Rental Finance Corp.†	7.00%		2/1/2019		3,760	3,196,000
Serta Simmons Bedding LLC†	8.125%		10/1/2020		7,002	7,422,120
Total						10,618,120

Consumer Non-Durables 0.11%
NES Rentals Holdings, Inc.†	7.875%		5/1/2018		7,420	7,234,500

Energy 1.78%
Bonanza Creek Energy, Inc.	6.75%		4/15/2021		4,893	1,883,805
Carrizo Oil & Gas, Inc.	6.25%		4/15/2023		6,420	6,307,650
Cheniere Corpus Christi Holdings LLC†	7.00%		6/30/2024		4,800	4,926,000
CITGO Petroleum Corp.†	6.25%		8/15/2022		6,721	6,519,370
Clayton Williams Energy, Inc.	7.75%		4/1/2019		4,950	3,762,000
Denbury Resources, Inc.	5.50%		5/1/2022		10,225	7,310,875
Eclipse Resources Corp.†	8.875%		7/15/2023		6,859	5,452,905
Ensco plc (United kingdom)(b)	5.20%		3/15/2025		5,249	3,494,522
FTS International, Inc.	6.25%		5/1/2022		4,875	1,486,875
FTS International, Inc.†	8.134%	#	6/15/2020		9,293	7,803,388
Memorial Resource Development Corp.	5.875%		7/1/2022		5,989	5,981,514
Range Resources Corp.	5.00%		3/15/2023		6,764	6,324,340
Rockies Express Pipeline LLC†	5.625%		4/15/2020		7,335	7,500,037
Sabine Pass Liquefaction LLC	5.75%		5/15/2024		9,800	9,898,000

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy (continued)
Sanchez Energy Corp.	6.125%	1/15/2023	$11,465	$8,312,125
SESI LLC	6.375%	5/1/2019	5,349	5,014,687
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	5,230	5,491,500
SM Energy Co.	6.125%	11/15/2022	5,320	4,894,400
Southern Star Central Corp.†	5.125%	7/15/2022	5,867	5,661,655
WPX Energy, Inc.	6.00%	1/15/2022	6,090	5,511,450
Total				113,537,098

Financial 0.31%
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.†(c)	7.75%	6/1/2024	8,478	8,520,390
Navient Corp.	8.00%	3/25/2020	5,666	5,835,980
Springleaf Finance Corp.	5.25%	12/15/2019	3,691	3,538,746
Springleaf Finance Corp.	7.75%	10/1/2021	2,142	2,128,613
Total				20,023,729

Food & Drug 0.18%
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	5,735	5,405,237
WhiteWave Foods Co. (The)	5.375%	10/1/2022	5,345	5,739,194
Total				11,144,431

Food/Tobacco 0.30%
Carrols Restaurant Group, Inc.	8.00%	5/1/2022	4,371	4,747,999
CEC Entertainment, Inc.	8.00%	2/15/2022	6,772	6,416,470
Performance Food Group, Inc.†	5.50%	6/1/2024	4,175	4,237,625
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	4,040	3,777,400
Total				19,179,494

Forest Products 0.16%
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	5,886	6,033,150
PaperWorks Industries, Inc.†	9.50%	8/15/2019	4,437	4,137,503
Total				10,170,653

Gaming/Leisure 0.29%
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	5,040	5,304,600
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	3,313	3,652,582
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	4,254	4,232,730
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	5,650	5,508,750
Total				18,698,662

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Healthcare 0.23%
ConvaTec Finance International SA PIK (Luxembourg)†(b)	8.25%	1/15/2019	$6,000	$6,007,500
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	8,647	8,668,618
Total				14,676,118

Housing 0.30%
Builders FirstSource, Inc.†	10.75%	8/15/2023	5,257	5,743,272
CPG Merger Sub LLC†	8.00%	10/1/2021	6,477	6,153,150
Ply Gem Industries, Inc.	6.50%	2/1/2022	7,468	7,382,765
Total				19,279,187

Information Technology 0.81%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(c)	4.42%	6/15/2021	20,458	20,889,562
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(c)	5.45%	6/15/2023	26,302	26,783,037
Micron Technology, Inc.†	7.50%	9/15/2023	3,978	4,186,845
Total				51,859,444

Manufacturing 0.38%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	6,325	6,277,562
General Cable Corp.	5.75%	10/1/2022	6,230	5,856,200
Hillman Group, Inc. (The)†	6.375%	7/15/2022	6,906	6,267,195
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	5,540	5,720,050
Total				24,121,007

Media/Telecommunications 1.85%
Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	8,388	8,419,455
Cengage Learning, Inc.†(c)	9.50%	6/15/2024	11,243	11,411,645
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020	6,705	6,470,325
Digicel Ltd. (Jamaica)†(b)	6.00%	4/15/2021	5,400	4,810,752
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020	8,947	9,506,187
EMI Music Publishing Group North America Holdings, Inc.†(c)	7.625%	6/15/2024	2,340	2,401,425
FairPoint Communications, Inc.†	8.75%	8/15/2019	7,307	7,060,389
Frontier Communications Corp.†	8.875%	9/15/2020	9,879	10,533,484
Frontier Communications Corp.†	11.00%	9/15/2025	3,736	3,815,390
Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	5,679	4,101,317
MasTec, Inc.	4.875%	3/15/2023	6,997	6,507,210
Neptune Finco Corp.†	10.875%	10/15/2025	3,465	3,950,100
Numericable-SFR SA (France)†(b)	7.375%	5/1/2026	24,304	24,547,040

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Media/Telecommunications (continued)
T-Mobile USA, Inc.	6.375%	3/1/2025	$2,932	$3,082,265
T-Mobile USA, Inc.	6.50%	1/15/2026	3,406	3,614,618
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	7,655	7,922,925
Total				118,154,527

Metals/Minerals 0.94%
Aleris International, Inc.†	9.50%	4/1/2021	10,942	11,270,260
Coeur Mining, Inc.	7.875%	2/1/2021	11,090	10,288,526
Freeport-McMoRan, Inc.	3.10%	3/15/2020	12,858	11,789,179
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	4,871	5,017,130
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	51	5
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	7,012	6,678,930
Teck Resources Ltd. (Canada)(b)	3.00%	3/1/2019	1,147	1,103,987
Teck Resources Ltd. (Canada)†(b)(c)	8.00%	6/1/2021	4,873	4,982,642
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	8,250	4,826,250
U.S. Steel Corp.†	8.375%	7/1/2021	4,175	4,321,125
Total				60,278,034

Retail 0.15%
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	5,891	5,670,677
Toys R Us Property Co. II LLC	8.50%	12/1/2017	4,025	3,924,375
Total				9,595,052

Service 0.20%
APX Group, Inc.†	7.875%	12/1/2022	7,404	7,468,785
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	7,315	5,047,350
Total				12,516,135

Transportation 0.26%
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%	10/30/2019	9,340	8,079,100
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	8,455	8,455,000
Total				16,534,100

Utility 0.07%
Illinois Power Generating Co.	7.00%	4/15/2018	4,472	1,811,160
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	2,689	2,897,123
Total				4,708,283
Total Corporate Bonds (cost $554,910,473)				557,020,896

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
FLOATING RATE LOANS(d) 87.61%

Aerospace 2.67%
American Airlines, Inc. 2015 New Term Loan	3.25%	6/27/2020		$32,884	$32,799,414
American Airlines, Inc. 2015 Term Loan	3.50%	10/10/2021		9,970	9,994,925
American Airlines, Inc. Class B Term Loan	3.50%	4/28/2023		19,482	19,465,732
AWAS Finance Luxembourg 2012 S.A. Term Loan (Luxembourg)(b)	3.50%	7/16/2018		15,007	15,047,421
Camp International Holding Company 2013 Replacement 1st Lien Term Loan	4.75%	5/31/2019		13,847	13,846,706
Delta Air Lines, Inc. 2014 Term Loan B1	3.25%	10/18/2018		2,609	2,621,358
Gol LuxCo S.A. Term Loan (Luxembourg)(b)	6.50%	8/31/2020		19,517	19,517,000
TransDigm, Inc. Tranche C Term Loan	3.75%	2/28/2020		21,176	21,224,946
TransDigm, Inc. Tranche D Term Loan	3.75%	6/4/2021		3,232	3,238,021
United Air Lines, Inc. Class B Term Loan	3.25%	4/1/2019		25,910	25,954,166
United Air Lines, Inc. Class B1 Term Loan	3.50%	9/15/2021		6,805	6,817,899
Total					170,527,588

Chemicals 4.21%
Cyanco Intermediate Corp. Term Loan	5.50%	5/1/2020		15,199	14,913,986
GCP Applied Technologies Inc. Term Loan	5.25%	2/3/2022		7,785	7,872,581
Huntsman International LLC 2014-1 Incremental Term Loan	3.75%	10/1/2021		30,264	30,439,237
Huntsman International, LLC 2016 Term Loan B	4.25%	4/1/2023		14,583	14,713,664
INEOS Finance plc 2022 Euro Term Loan(a)	4.25%	3/31/2022	EUR	10,860	12,048,618
INEOS US Finance LLC 2020 Dollar Term Loan	3.75%	12/15/2020		$3,930	3,908,071
INEOS US Finance LLC Cash Dollar Term Loan	3.75%	5/4/2018		37,272	37,309,688
INOVYN Finance plc Initial Tranche B Euro Term Loan(a)	6.25%	5/15/2021	EUR	6,920	7,776,535
Kraton Polymers, LLC Term Loan	6.00%	1/6/2022		$15,833	15,638,412
MacDermid, Inc. 1st Lien Tranche B Term Loan	5.50%	6/7/2020		14,644	14,639,726
MacDermid, Inc. Term Loan B2	5.50%	6/7/2020		3,427	3,426,572
MacDermid, Inc. Term Loan B3	5.50%	6/7/2020		7,791	7,790,032
OXEA Finance & Cy S.C.A. 1st Lien Tranche B1 Term Loan(a)	4.50%	1/15/2020	EUR	6,921	7,636,635
OXEA Finance & Cy S.C.A. 1st Lien Tranche B2 Term Loan	4.25%	1/15/2020		$12,034	11,903,671
Phibro Animal Health Corp. Term Loan B	4.00%	4/16/2021		8,331	8,278,854
PolyOne Corp. Initial Term Loan	3.75%	11/11/2022		9,836	9,891,310
PQ Corp. Tranche B1 Term Loan	5.75%	11/4/2022		17,921	18,099,045
Tata Chemicals North America Term Loan	3.75%	8/7/2020		19,315	19,290,838

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Chemicals (continued)
Trinseo Materials Operating S.C.A. (Luxembourg)(b)	4.25%	11/5/2021	$9,828	$9,872,236
Univar USA, Inc. Initial Dollar Term Loan	4.25%	7/1/2022	13,911	13,899,802
Total				269,349,513

Consumer Durables 0.41%
Samsonite International S.A. Initial Tranche B Term Loan (Luxembourg)(b)	4.00%	5/15/2023	9,722	9,820,435
Spectrum Brands, Inc. Term Loan	3.50%	6/23/2022	16,498	16,603,896
Total				26,424,331

Consumer Non-Durables 0.75%
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019	18,288	15,087,365
NBTY, Inc. Dollar Term Loan B	5.00%	5/5/2023	13,149	13,249,261
Vogue International LLC Tranche B Term Loan	5.75%	2/14/2020	19,375	19,483,838
Total				47,820,464

Energy 3.15%
California Resources Corp. Term Loan	–(e)	9/24/2019	19,486	17,988,014
Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021	13,300	13,377,539
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	16,758	13,685,287
CITGO Holding, Inc. Term Loan	9.50%	5/12/2018	14,485	14,579,847
CITGO Petroleum Corp. Term Loan B	4.50%	7/29/2021	9,322	9,263,401
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	17,040	15,420,854
EMG Utica LLC Term Loan	4.75%	3/27/2020	11,048	10,481,392
Energy Transfer Equity LP 2013 Term Loan	3.25%	12/2/2019	7,265	7,043,418
Energy Transfer Equity LP Term Loan	4.00%	12/2/2019	12,390	12,092,941
EP Energy LLC Tranche B3 Term Loan	3.50%	5/24/2018	13,356	10,968,615
FTS International, Inc. Initial Term Loan	–(e)	4/16/2021	2,581	714,072
Gates Global LLC Initial Dollar Term Loan	4.25%	7/6/2021	19,438	18,878,753
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	17,982	14,250,859
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	4,357	3,921,471
MEG Energy Corp. New Term Loan (Canada)(b)	3.75%	3/31/2020	17,691	15,833,649
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	12,875	12,199,063
NGPL PipeCo LLC Term Loan	6.75%	9/15/2017	731	730,615
Seadrill Partners Finco LLC Initial Term Loan	4.00%	2/21/2021	9,939	4,788,661
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	28,917	5,205,030
Total				201,423,481

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial 2.46%
Alliant Holdings Intermediate LLC Initial Term Loan	4.50%	8/12/2022	$8,934	$8,878,425
BDF Acquisition Corp. Initial Term Loan	5.25%	2/12/2021	9,733	9,702,845
Communications Sales & Leasing, Inc. Term Loan	5.00%	10/24/2022	28,911	28,757,851
Fly Funding II S.A.R.L Term Loan (Luxembourg)(b)	3.50%	8/9/2019	35,069	35,112,632
HUB International Ltd. Initial Term Loan	4.25%	10/2/2020	32,202	32,037,697
National Financial Partners Corp. 2014 Specified Refinancing Term Loan	4.50%	7/1/2020	23,346	23,222,407
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	3.75%	3/1/2021	19,978	19,732,698
Total				157,444,555

Food & Drug 3.78%
Albertson’s LLC Term Loan B2	5.50%	3/21/2019	46,774	46,877,572
Albertsons, LLC Term Loan B5	5.50%	12/21/2022	33,935	34,036,036
B&G Foods, Inc. Tranche B Term Loan	3.75% - 5.50%	11/2/2022	8,374	8,428,443
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.25% - 4.37%	7/2/2019	14,470	13,873,394
Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	17,903	17,992,565
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	21,425	21,538,874
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	25,001	25,094,609
Smart & Final, Inc. 1st Lien Term Loan	4.00%	11/15/2019	10,649	10,662,454
Supervalu, Inc. Refi Term Loan B	5.50%	3/21/2019	31,729	31,793,079
US Foods, Inc. Incremental Term Loan	4.50%	3/31/2019	31,208	31,262,344
Total				241,559,370

Food/Tobacco 1.28%
AdvancePierre Foods, Inc. Term Loan	4.75%	6/2/2023	9,744	9,791,502
Aramark Corp. Term Loan E	3.25%	9/7/2019	1,981	1,989,186
Candy Intermediate Holdings, Inc. Initial Term Loan	7.50%	6/18/2018	12,436	12,474,682
CEC Entertainment, Inc. Term Loan B	4.00%	2/12/2021	13,434	13,153,206
Keurig Green Mountain, Inc. Term Loan B	5.25%	3/3/2023	25,321	25,437,539
New Red Finance, Inc. Term Loan B2 (Canada)(b)	3.75%	12/10/2021	18,617	18,702,703
Total				81,548,818

Forest Products 1.85%
Berry Plastics Corp. Term Loan D	3.50%	2/8/2020	22,394	22,441,182
Berry Plastics Corp. Term Loan E	3.75%	1/6/2021	10,174	10,220,444
Consolidated Container Company LLC Term Loan	5.00%	7/3/2019	10,361	10,143,197

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Forest Products (continued)
Mauser Holding S.A.R.L. 1st Lien Initial Dollar Term Loan	4.50%	7/31/2021	$12,762	$12,714,351
Mauser Holding S.A.R.L. 2nd Lien Initial Term Loan	8.75%	7/31/2022	16,195	15,057,301
Reynolds Group Holdings, Inc. Incremental US Term Loan	4.50%	12/1/2018	23,995	24,121,591
SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan	4.25%	3/13/2022	13,576	13,603,487
Signode Industrial Group LUX SA Initial Term Loan B	3.75%	5/1/2021	9,729	9,696,908
Total				117,998,461

Gaming/Leisure 6.67%
Caesar’s Entertainment Operating Co., Inc. Term Loan B6	1.50%	3/1/2017	26,463	26,661,455
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	31,679	30,435,657
Caesar’s Growth Properties Holdings LLC 1st Lien Term Loan B	6.25%	5/8/2021	7,898	7,424,070
Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	15,245	15,292,650
Cannery Casino Resorts LLC 2nd Lien Term Loan	12.50%	10/2/2019	15,692	15,790,510
CCM Merger, Inc. Term Loan	4.50%	8/8/2021	15,514	15,620,355
CityCenter Holdings LLC Term Loan B	4.25%	10/16/2020	23,156	23,264,862
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	14,677	13,796,380
Eldorado Resorts, Inc. Initial Term Loan	4.25%	7/25/2022	9,721	9,781,298
Equinox Holdings, Inc. 1st Lien New Initial Term Loan	5.00%	1/31/2020	23,130	23,168,410
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	13,000	13,000,000
Four Seasons Holdings, Inc. 2013 1st Lien Term Loan (Canada)(b)	3.50%	6/27/2020	9,728	9,755,656
Hilton Worldwide Finance LLC Initial Term Loan	3.50%	10/26/2020	37,251	37,416,353
Jack Ohio Finance LLC Funded Term Loan B	5.00%	6/20/2019	16,131	15,546,503
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	22,630	22,679,098
Life Time Fitness, Inc. Closing Date Term Loan	4.25%	6/10/2022	17,198	17,152,806
MGM Growth Prop. Operating Partnership LP Term Loan B	4.00%	4/25/2023	34,024	34,282,242
Mohegan Tribal Gaming Authority Term Loan B	5.50%	6/15/2018	19,945	19,924,691
Peninsula Gaming LLC Term Loan B	4.25%	11/20/2017	10,975	11,003,809
Pinnacle Entertainment, Inc. Term B Facility Loan	3.75%	4/28/2023	4,731	4,743,202
Scientific Games International, Inc. Initial Term Loan	6.00% - 7.50%	10/18/2020	19,304	19,159,274

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gaming/Leisure (continued)
Scientific Games International, Inc. Initial Term Loan B2	6.00% - 7.50%	10/1/2021	$2,910	$2,886,779
Seminole Hard Rock Entertainment, Inc. Term Loan	3.50%	5/14/2020	17,470	17,462,930
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	15,895	15,934,513
Station Casinos LLC Term Loan B	3.75%	6/8/2023	4,385	4,397,344
Total				426,580,847

Healthcare 10.20%
Acadia Healthcare Co., Inc. Tranche B Term Loan	3.75%	2/11/2022	6,091	6,118,566
Acadia Healthcare Company, Inc.	4.50%	2/16/2023	9,703	9,770,941
Alere, Inc. Term Loan A	3.46%	6/18/2020	4,091	4,034,749
Alere, Inc. Term Loan B	4.25%	6/20/2022	17,748	17,727,702
AmSurg Corp. Initial Term Loan	3.50%	7/16/2021	13,641	13,692,786
ATI Holdings Acquisition, Inc. 1st Lien Iniitial Term Loan	5.50%	5/10/2023	19,485	19,545,891
Auris Luxembourg III S.a.r.l. (Luxembourg)(b)	4.25%	1/15/2022	6,796	6,821,965
Catalent Pharma Solutions, Inc. Dollar Term Loan	4.25%	5/20/2021	8,623	8,663,750
Change Healthcare Holdings, Inc. Term Loan B2	3.75%	11/2/2018	35,400	35,444,014
CHG Healthcare Services Inc. Term Loan B	4.75%	6/7/2023	34,102	34,293,824
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	22,247	22,277,120
CHS/Community Health Systems, Inc. 2018 Incremental Term Loan F	3.924%	12/31/2018	11,501	11,504,437
CHS/Community Health Systems, Inc. 2019 Incremental Term Loan G	3.75%	12/31/2019	10,198	10,016,022
CHS/Community Health Systems, Inc. 2019 Term Loan A	2.954% - 3.174%	1/25/2019	22,809	22,524,211
Envision Healthcare Corp. Initial Term Loan	4.25%	5/25/2018	14,705	14,746,764
Envision Healthcare Corp. Tranche B2 Term Loan	4.50%	10/28/2022	14,643	14,721,715
Explorer Holdings, Inc. Initital Term Loan	6.00%	5/2/2023	6,805	6,826,266
Grifols Worldwide Operations Ltd. US Tranche B Term Loan	3.454%	2/27/2021	46,260	46,450,356
HCA, Inc. Tranche B4 Term Loan	3.381%	5/1/2018	33,342	33,523,523
HCA, Inc. Tranche B6 Term Loan	3.704%	3/17/2023	21,784	22,021,119
IMS Health, Inc. Dollar Term Loan B	3.50%	3/17/2021	14,827	14,862,803
Jaguar Holding Co. I Initial Term Loan	4.25%	8/18/2022	21,166	21,225,640
MPH Acquisition Holdings LLC Initial Term Loan	3.75%	3/31/2021	25,742	25,987,467
MultiPlan, Inc. Term Loan B	–(e)	8/26/2017	38,972	39,308,133
National Mentor Holdings, Inc. Tranche B Term Loan	4.25%	1/31/2021	10,566	10,583,950

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Healthcare (continued)
NMSC Holdings, Inc. 1st Lien Initial Term Loan	6.00%	4/19/2023	$2,878	$2,902,925
NVA Holdings, Inc. 1st Lien Term Loan	4.75%	8/14/2021	13,723	13,717,183
NVA Holdings, Inc. 1st Lien Incremental Term Loan B1	5.50%	8/14/2021	2,921	2,935,605
Ortho-Clinical Diagnostics, Inc. Initial Term Loan	4.75%	6/30/2021	18,973	18,048,202
RPI Finance Trust Term Loan B4	3.50%	11/9/2020	19,166	19,265,381
Sterigenics-Nordion Holdings LLC Initial Term Loan	4.25%	5/15/2022	17,104	17,071,446
Surgery Center Holdings, Inc. 1st Lien Initial Term Loan	5.25%	11/3/2020	11,403	11,438,435
Surgical Care Affiliates, Inc. Initial Term Loan	4.25%	3/17/2022	15,395	15,423,442
Team Health, Inc. Tranche B Term Loan	4.50%	11/23/2022	14,706	14,770,054
Valeant Pharmaceuticals International, Inc. Series A3 Tranche A Term Loan (Canada)(b)	3.71%	10/20/2018	45,123	44,657,774
Valeant Pharmaceuticals International, Inc. Series D2 Tranche B Term Loan (Canada)(b)	4.50%	2/13/2019	12,962	12,832,129
Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan (Canada)(b)	4.75%	8/5/2020	6,253	6,170,460
Total				651,926,750

Housing 3.81%
American Builders & Contractors Supply Co., Inc. Term Loan B	3.50%	4/16/2020	25,990	26,057,693
Atkore International, Inc. 1st Lien Initial Term Loan	4.50%	4/9/2021	18,252	18,180,035
Atkore International, Inc. 2nd Lien Initial Term Loan	7.75%	10/9/2021	15,498	15,149,295
Beazer Homes USA, Inc. 2nd Lien Term Loan Credit Facility	6.406%	3/11/2018	9,722	9,673,390
C.H.I. Overhead Doors, Inc. 1st Lien Initial Term Loan	4.75%	7/29/2022	13,631	13,668,875
CPG International, Inc. Term Loan	4.75%	9/30/2020	17,794	17,793,502
GYP Holdings III Corp. 1st Lien Term Loan	4.75%	4/1/2021	12,113	11,961,600
HD Supply, Inc. Incremental Term Loan	3.75%	8/13/2021	2,676	2,683,655
Jeld-Wen Inc. Term Loan B1	4.75%	7/1/2022	17,059	17,107,297
LBM Holdings LLC 1st Lien Initial Term Loan	6.25%	8/20/2022	18,022	17,806,062
Nortek, Inc. Incremental 1 Term Loan	3.50%	10/30/2020	18,555	18,532,046
Realogy Group LLC Extended Synthetic Commitment	0.475%	10/10/2016	2,551	2,523,346
Realogy Group LLC Initial 2014 Term Loan B	3.75%	3/5/2020	25,404	25,505,023
Realogy Group LLC Initial Term Loan A	2.689%	10/23/2020	10,000	9,843,750
Stardust Finance Holdings, Inc. Sr. Lien Term Loan	6.50%	3/14/2022	8,874	8,884,780
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020	15,082	15,088,056

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Housing (continued)
Summit Materials LLC Restatement Effective Date Term Loan	4.00%	7/18/2022	$12,827	$12,869,248
Total				243,327,653

Information Technology 8.69%
Amaya Holdings B.V. 1st Lien Initial Term Loan B (Netherlands)(b)	5.00%	8/1/2021	16,228	15,785,401
Applied Systems, Inc. 1st Lien Initial Term Loan	4.25% - 5.75%	1/25/2021	11,304	11,308,893
Avago Technologies Cayman Ltd. Term Loan B	4.25%	2/1/2023	104,933	105,368,472
Blue Coat Holdings, Inc. Initial Term Loan	4.50%	5/20/2022	14,119	14,107,937
BMC Software Finance, Inc. Initial US Term Loan	5.00%	9/10/2020	9,742	8,755,622
CDW LLC Term Loan	3.25%	4/29/2020	40,926	41,045,619
Dell International LLC Term Loan B2	4.00%	4/29/2020	18,110	18,139,084
Dell International LLC Term Loan C	3.75%	10/29/2018	24,775	24,807,538
Epicor Software Corporation	4.75%	6/1/2022	11,165	10,990,501
Equinix, Inc. Dollar Term Loan B	4.00%	1/6/2023	4,893	4,917,465
EZE Software Group LLC 1st Lien Term Loan B1	4.00%	4/6/2020	12,828	12,843,787
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	6,054	5,872,734
First Data Corp. 2022 New Term Loan B	4.193%	7/8/2022	17,751	17,813,839
GTCR Valor Cos., Inc. Initial Term Loan	7.00%	6/16/2023	29,225	28,266,128
Infinity Acquisition LLC Initial Term Loan	4.25%	8/6/2021	16,066	15,463,302
Infor (US), Inc. Tranche B3 Term Loan	3.75%	6/3/2020	17,629	17,320,813
Infor (US), Inc. Tranche B5 Term Loan	3.75%	6/3/2020	5,638	5,540,949
ION Trading Technologies S.A.R.L. 1st Lien Tranche B1 Dollar Term Loan (Ireland)(b)	4.25%	6/10/2021	12,493	12,508,740
Lully Finance S.A.R.L. Initial Term Loan B1	5.00%	10/14/2022	12,713	12,670,739
Micron Technology Inc	6.46%	4/26/2022	20,839	21,076,044
MKS Instruments, Inc. Term Loan	4.75%	5/1/2023	7,285	7,362,150
NXP B.V. Tranche B Term Loan (Netherlands)(b)	3.75%	12/7/2020	25,989	26,102,502
ON Semiconductor Corporation	5.25%	3/31/2023	34,026	34,330,873
Science Applications International Corp. Tranche B Incremental Term Loan	3.75%	5/4/2022	20,858	20,991,424
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(b)	3.00%	10/14/2021	6,778	6,800,997
SolarWinds, Inc. 1st Lien Initial Term Loan	6.50%	2/3/2023	19,454	19,508,763
Sophia, LP. Closing Date Term Loan	4.75%	9/30/2022	16,218	16,241,557
TierPoint, LLC 1st Lien Term Loan B1	5.50%	12/2/2021	19,390	19,135,903
Total				555,077,776

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Manufacturing 4.34%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC Refinancing Term Loan	4.00%	12/13/2019	$5,245	$4,752,026
Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(b)	5.25%	8/29/2021	6,787	6,668,238
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(b)	5.25%	8/29/2021	6,787	6,668,238
Alison US LLC 2nd Lien Initial Term Loan	9.50%	8/29/2022	5,482	4,783,045
Apex Tool Group LLC Term Loan	4.50%	1/31/2020	13,144	12,975,504
Beacon Roofing Supply, Inc. Initial Term Loan	4.00%	10/1/2022	6,816	6,841,922
Builders FirstSource, Inc. Initial Term Loan	6.00%	7/29/2022	18,997	19,084,368
CH Hold Corp. 2nd Restatement Data Incremental Term Loan	6.25%	11/20/2019	13,166	13,149,545
CPI International, Inc. Term Loan B	4.25%	11/17/2017	14,108	13,860,906
Duke Finance, LLC 1st Lien Dollar Term Loan B	7.00%	10/28/2022	9,742	9,327,965
FPC Holdings, Inc. 1st Lien Initial Term Loan	5.25%	11/19/2019	23,325	20,176,113
FPC Holdings, Inc. 2nd Lien Initial Term Loan	9.25%	5/19/2020	10,805	7,860,638
Gardner Denver, Inc. Initial Dollar Term Loan	4.25%	7/30/2020	18,964	17,633,928
Husky Injection Molding Systems Ltd. New Term Loan (Canada)(b)	4.25%	6/30/2021	4,871	4,871,000
Manitowoc Foodservice, Inc.	5.75%	3/3/2023	21,550	21,846,701
Milacron LLC Term Loan	4.25%	9/28/2020	10,891	10,925,165
Mirror Bidco Corp. New Incremental Term Loan	4.25%	12/28/2019	14,877	14,867,910
NN, Inc. Initial Term Loan	5.75%	10/19/2022	9,834	9,833,507
Plaze, Inc. Term Loan	5.25%	7/31/2022	12,276	12,290,873
Ply Gem Industries, Inc. Term Loan	4.00%	2/1/2021	2,922	2,926,266
Rexnord LLC/RBS Global, Inc. Term Loan B	4.00%	8/21/2020	8,108	8,082,532
Road Infrastructure Investment LLC 1st Lien 2014 Term Loan	4.25%	3/31/2021	10,562	10,513,762
Road Infrastructure Investment LLC 2nd Lien 2014 Term Loan	7.75%	9/30/2021	6,895	6,843,288
Sensus USA Inc. Term Loan	6.50%	4/5/2023	19,442	19,490,605
Unifrax Holding Co. New Dollar Term Loan	4.25%	11/28/2018	11,694	11,343,119
Total				277,617,164

Media/Telecommunications 11.16%
Acquisitions Cogeco Cable II LP 2013 Term Loan B	3.25%	11/30/2019	10,506	10,530,362
Altice US Finance I Corporation Initial Term Loan (Luxembourg)(b)	4.25%	12/14/2022	4,881	4,897,850
AMC Entertainment, Inc. Initial Term Loan	4.00%	12/15/2022	19,651	19,764,678
Cengage Learning Acquisitions, Inc. Term Loan B	–(e)	6/7/2023	19,487	19,507,266

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Media/Telecommunications (continued)
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	$30,007	$30,063,674
Charter Communications Operating LLC Term Loan F	3.00%	1/3/2021	13,692	13,717,579
Charter Communications Operating, LLC Term Loan I	3.50%	1/24/2023	29,654	29,839,337
Consolidated Communications, Inc. Initial Term Loan	4.25%	12/23/2020	16,506	16,584,744
CSC Holdings LLC Initial Term Loan	5.00%	10/9/2022	56,866	57,434,660
CSC Holdings LLC Term Loan B	2.954%	4/17/2020	29,879	30,150,206
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	12,922	12,443,501
Delta 2 (Lux) S.A.R.L. Facility B3 Term Loan (Luxembourg)(b)	4.75%	7/30/2021	29,528	29,173,073
EMI Music Publishing Ltd. 2015 Term Loan	–(e)	6/15/2024	2,922	2,925,959
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019	12,727	12,763,210
Gray Television, Inc. Initial Term Loan	3.938%	6/13/2021	9,867	9,887,523
Gray Television, Inc. Term Loan C	4.25%	6/13/2021	6,811	6,853,149
iHeart Communications, Inc. Tranche D Term Loan	7.204%	1/30/2019	13,178	10,156,199
iHeart Communications, Inc. Tranche E Term Loan	7.954%	7/30/2019	25,709	19,721,314
Intelsat Jackson Holdings SA Tranche B2 Term Loan (Luxembourg)(b)	3.75%	6/30/2019	20,599	19,028,734
Level 3 Financing, Inc. Tranche B 2020 Term Loan	4.00%	1/15/2020	38,462	38,654,310
Level 3 Financing, Inc. Tranche B-III 2019 Term Loan	4.00%	8/1/2019	15,611	15,675,630
Lions Gate Entertainment Corp. 2nd Lien Term Loan (Canada)(b)	5.00%	3/17/2022	19,329	19,280,677
LTS Buyer LLC 1st Lien Term Loan B	4.00%	4/13/2020	13,302	13,316,055
Metro-Goldwyn-Mayer, Inc. 2nd Lien Term Loan	5.125%	6/26/2020	10,605	10,631,513
Newsday LLC Term Loan	3.954%	10/12/2016	16,186	16,196,347
Numericable Group SA Term Loan B5 (France)(b)	4.563%	7/29/2022	7,865	7,876,683
Regal Cinemas Corp. Term Loan	3.75%	4/1/2022	19,974	20,062,977
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.25%	3/24/2021	12,902	12,913,712
Sinclair Television Group Inc. Tranche B Term Loan	3.00%	4/9/2020	6,262	6,261,775
Sinclair Television Group Inc. Tranche B1 Incremental Term Loan	3.50%	7/30/2021	6,569	6,598,194
T-Mobile USA, Inc. Senior Lien Term Loan	3.50%	11/9/2022	7,007	7,062,298
Telenet International Finance S.a.r.l. Term Loan AD Facility (Luxembourg)(b)	–(e)	6/30/2024	11,689	11,765,271

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Media/Telecommunications (continued)
Townsquare Media, Inc. Initial Term Loan	4.25%	4/1/2022		$14,510	$14,573,648
Tribune Media Co. Term Loan B	3.75%	12/27/2020		35,953	36,103,390
Univision Communications, Inc. Replacement 1st Lien Term Loan	4.00%	3/1/2020		32,125	32,159,737
Virgin Media Investment Holdings Ltd. Facility Term Loan E(a)	4.25%	6/30/2023	GBP	10,184	14,718,133
Virgin Media Investment Holdings Ltd. Facility Term Loan F (United Kingdom)(b)	3.649%	6/30/2023		$8,088	8,102,897
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019		14,944	14,965,569
Windstream Services LLC Tranche B6 Term Loan	5.75%	3/29/2021		9,479	9,531,135
Zayo Group LLC Term Loan B	3.75%	5/6/2021		24,917	24,986,849
Ziggo B.V. US B1 Facility Term Loan (Netherlands)(b)	3.652%	1/15/2022		6,111	6,112,960
Ziggo B.V. US B2 Facility Term Loan (Netherlands)(b)	3.601% - 3.651%	1/15/2022		3,952	3,953,676
Ziggo B.V. US B3 Facility Term Loan (Netherlands)(b)	3.601%	1/15/2022		6,479	6,480,575
Total					713,427,029

Metals/Minerals 2.48%
American Rock Salt Co. LLC 1st Lien Closing Date Term Loan	4.75%	5/20/2021		8,933	8,551,770
Coeur Mining, Inc. Term Loan	9.00%	6/9/2020		11,345	11,684,962
Dynacast International LLC 1st Lien Term Loan B1	4.50%	1/28/2022		11,642	11,678,841
Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023		9,363	9,269,283
Fairmount Santrol, Inc. Tranche Term Loan B2	4.50%	9/5/2019		3,171	2,382,214
FMG Resources Pty Ltd. Term Loan (Australia)(b)	4.25%	6/30/2019		39,850	37,447,773
Freeport McMoran, Inc. Term Loan	3.21% - 5.25%	5/31/2018		19,643	19,299,071
Hi-Crush Partners LP Term Loan B	4.75%	4/28/2021		9,741	7,003,779
Murray Energy Corporation Term Loan B2	7.50%	4/16/2020		11,311	7,849,834
Novelis, Inc. Initial Term Loan	4.00%	6/2/2022		30,949	30,917,107
Oxbow Carbon LLC 2013 Tranche B Term Loan	4.25%	7/19/2019		4,387	4,304,579
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020		8,087	7,541,127
U.S. Silica Co. Term Loan	4.00%	7/23/2020		759	713,460
Total					158,643,800

Retail 5.71%
Academy, Ltd. Initial Term Loan	5.00%	7/1/2022		27,972	27,202,394
Bass Pro Group LLC 2015 New Term Loan	4.00%	6/5/2020		3,173	3,138,184

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
Interest		Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Retail (continued)
Belk, Inc. Closing Date Term Loan	5.75%	12/12/2022	$9,698	$7,919,768
BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019	14,489	14,455,679
BJ’s Wholesale Club, Inc. 2013 2nd Lien Replacement Loan	8.50%	3/26/2020	8,767	8,509,708
Burlington Coat Factory Warehouse Corp. Term Loan B3	4.25%	8/13/2021	30,097	30,243,304
Capital Automotive LP 2nd Lien Term Loan	6.00%	4/30/2020	5,399	5,446,179
Dollar Tree, Inc. Term Loan B1	3.50%	7/6/2022	19,686	19,824,221
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	13,142	10,119,340
Hudson’s Bay Company Initial Term Loan(Canada)(b)	4.75%	9/30/2022	7,050	7,066,144
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	17,211	12,898,633
J.C. Penney Corp., Inc. Term Loan	6.00%	5/22/2018	30,387	30,459,904
Jo-Ann Stores, Inc. Term Loan B	4.00%	3/16/2018	17,283	17,304,682
Lands’ End, Inc. Initial Term Loan B	4.25%	4/4/2021	7,982	6,784,952
Leslie’s Poolmart, Inc. Additional Tranche B Term Loan	4.25%	10/16/2019	13,176	13,208,574
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	22,517	22,586,946
Neiman Marcus Group, Inc. (The) Term Loan	4.25%	10/25/2020	16,895	15,533,608
Party City Holdings Inc. Term Loan	4.25%	8/19/2022	6,212	6,210,162
PetCo Animal Supplies, Inc. Tranche B1 Term Loan	5.75%	1/26/2023	34,362	34,658,926
PetCo Animal Supplies, Inc. Tranche B2 Term Loan	5.638%	1/26/2023	9,842	9,925,008
PetSmart, Inc. Tranche B1 Term Loan	4.25%	3/11/2022	44,822	44,907,980
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	17,979	16,286,323
Total				364,690,619

Service 9.21%
ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan	3.75%	10/9/2019	28,516	28,510,319
Advantage Sales & Marketing, Inc. 1st Lien Initial Term Loan	4.25%	7/23/2021	18,888	18,843,694
Aramark Corp. US Term Loan F	3.25%	2/24/2021	39,687	39,831,159
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	18,414	18,068,972
Asurion LLC Incremental Tranche B1 Term Loan	5.00%	5/24/2019	28,186	28,269,418
Asurion LLC Incremental Tranche B2 Term Loan	4.25%	7/8/2020	11,718	11,579,151
Atlantic Aviation FBO, Inc. 2013 Term Loan	3.25%	6/1/2020	18,004	18,053,164
AVSC Holding Corp. 1st Lien Initial Term Loan	4.50%	1/24/2021	12,107	11,970,797
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	8,000	7,680,000
BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020	13,158	12,039,668

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Service (continued)
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.75%	11/26/2020	$22,774	$22,247,049
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	10,385	10,229,675
Diebold, Inc. Dollar Term Loan B	5.25%	11/6/2023	9,722	9,761,520
EWT Holdings III Corp. 2016 1st Lien Incremental Term Loan	5.50%	1/15/2021	2,917	2,938,877
First Data Corp. 2018 2nd New Term Loan B	3.943%	9/24/2018	12,176	12,191,220
First Data Corporation 2021 Extended Dollar Term Loan	4.443%	3/24/2021	51,528	51,828,666
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	3,932	3,912,800
IG Investments Holdings LLC Extended Tranche B Term Loan	6.00%	10/29/2021	20,632	20,616,273
InfoGroup, Inc. Term Loan B	7.00%	5/26/2018	10,344	10,051,032
Kasima LLC Term Loan	3.25%	5/17/2021	26,982	27,049,440
Knowledge Universe Education LLC 2015 1st Lien Term Loan	6.00%	8/13/2022	20,942	20,889,934
MH Sub I LLC 1st Lien Initial Term Loan	4.75%	7/8/2021	18,281	18,312,572
Midas Intermediate Holdco II LLC 1st Incremental Closing Date Term Loan	4.50%	8/18/2021	10,384	10,416,406
Midas Intermediate Holdco II LLC 1st Incremental Delayed Draw Term Loan	4.50%	8/18/2021	815	817,881
Monitronics International Inc. 2013 Term Loan B	4.25%	3/23/2018	20,633	20,181,829
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	13,821	13,095,154
Nord Anglia Education Finance LLC Initial Term Loan	5.00%	3/31/2021	13,948	13,965,655
PODS LLC 1st Lien Initial Term Loan	4.50%	2/2/2022	9,182	9,181,616
Prime Security Services Borrower, LLC 1st Lien Term Loan B1	5.50%	5/2/2022	24,346	24,625,005
Sedgwick Claims Management Services, Inc. 2016 Term Loan	5.25%	3/1/2021	6,805	6,875,194
Sedgwick Claims Management Services, Inc. 2nd Lien New Term Loan	6.75%	2/28/2022	7,351	7,084,526
TruGreen Limited Partnership 1st Lien Initial Term Loan	6.50%	4/13/2023	17,414	17,566,372
US Airways, Inc. Consenting Tranche B1 Term Loan	3.50%	5/23/2019	21,609	21,650,002
Vantiv LLC Term Loan B	3.50%	6/13/2021	11,365	11,419,128
Wash Multifamily Parent, Inc. 1st Lien Initial Canadian Term Loan (Canada)(b)	4.25%	5/16/2022	996	988,908

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Service (continued)
Wash Multifamily Parent, Inc. 1st Lien Initial U.S. Term Loan	4.25%	5/16/2022		$5,689	$5,650,293
Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.00%	4/2/2020		13,128	9,816,721
WP Mustang Holdings LLC 1st Lien Term Loan	5.50%	5/29/2021		10,671	10,617,623
Total					588,827,713

Transportation 3.34%
Allison Transmission, Inc. Term Loan B3	3.50%	8/23/2019		7,621	7,655,095
American Tire Distributors Holdings, Inc. Initial Term Loan	5.25%	9/1/2021		7,915	7,717,420
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019		4,562	4,527,305
FCA US LLC Term Loan B	3.50%	5/24/2017		13,655	13,693,867
FCA US LLC Tranche B Term Loan	3.25%	12/31/2018		33,462	33,516,717
Federal-Mogul Corp. 2014 Tranche B Term Loan	4.00%	4/15/2018		28,960	28,042,682
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan	3.75%	4/30/2019		4,333	4,347,614
MPG Holdco I, Inc. 2015 Term Loan B	3.75%	10/20/2021		12,390	12,419,468
Navistar Financial Corp. 2011 Term Loan	3.50%	12/2/2016		10,879	10,716,181
OSG Bulk Ships, Inc. Initial Term Loan	5.25%	8/5/2019		15,466	14,924,863
TI Group Automotive Systems LLC Initial EUR Term Loan(a)	4.50%	6/30/2022	EUR	9,892	10,961,917
TI Group Automotive Systems LLC Initial US Term Loan	4.50%	6/30/2022		$20,694	20,777,721
XPO Logistics, Inc. Term Loan	5.50%	11/1/2021		23,865	24,093,622
YRC Worldwide, Inc. Initial Term Loan	8.00%	2/13/2019		22,015	20,165,584
Total					213,560,056

Utility 1.44%
Calpine Corp. Term Loan	3.50%	5/27/2022		12,884	12,815,254
Energy Future Intermediate Holding Co. LLC Term Loan	4.25%	12/19/2016		18,127	18,143,855
Essential Power LLC Term Loan	4.75%	8/8/2019		19,112	18,956,474
Moxie Liberty LLC Construction Term Loan B1	7.50%	8/21/2020		26,525	25,828,719
NRG Energy, Inc. 2013 Term Loan	2.75%	7/1/2018		9,963	9,970,178
Texas Competitive Electric Holdings Co. LLC 2016 Extended 2011 Revolving Term Loan	4.917%	10/10/2016		19,594	5,994,588
Total					91,709,068
Total Floating Rate Loans (cost $5,620,928,385)					5,599,485,056

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
FOREIGN BONDS(a) 0.14%

Italy 0.03%
Wind Acquisition Finance SA†	4.125%	#	7/15/2020	EUR	2,000	$2,210,858

United Kingdom 0.11%
Care UK Health & Social Care plc†	5.588%	#	7/15/2019	GBP	3,392	4,126,754
Premier Foods Finance plc†	5.591%	#	3/16/2020	GBP	2,000	2,847,166
Total						6,973,920
Total Foreign Bonds (cost $11,063,238)						9,184,778
Total Long-Term Investments (cost $6,187,523,525)						6,165,752,936

SHORT-TERM INVESTMENT 7.15%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $25,000,000 of Federal Home Loan Bank at 1.25% due 6/8/2018; $35,000,000 of Federal Home Loan Mortgage Corp. at 0.75% due 4/9/2018; $3,425,000 of Federal Home Loan Mortgage Corp. at 1.20% due 6/12/2018; $50,000,000 of U.S. Treasury Note at 0.75% due 4/15/2018; $42,760,000 of U.S. Treasury Note at 1.00% due 12/15/2017; $43,795,000 of U.S. Treasury Note at 1.00% due 2/15/2018; $19,080,000 of U.S. Treasury Note at 1.875% due 9/30/2017; $100,000,000 of U.S. Treasury Note at 2.625% due 1/31/2018; $40,000,000 of U.S. Treasury Note at 2.75% due 12/31/2017 and $95,000,000 of U.S. Treasury Note at 3.875% due 5/15/2018; value: $466,006,750; proceeds: $456,865,113 (cost $456,864,732)					$456,865	456,864,732
Total Investments in Securities 103.62% (cost $6,644,388,257)						6,622,617,668
Liabilities in Excess of Foreign Cash and Other Assets(f) (3.62%)						(231,636,577)
Net Assets 100.00%						$6,390,981,091

AUD	Australian dollar.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2016.

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2016.
(e)	Interest rate to be determined.
(f)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Morgan Stanley	7/19/2016	850,000	$1,248,173	$1,231,488	$16,685
euro	Sell	Citibank N.A.	8/16/2016	27,600,000	31,497,562	30,788,253	709,309
euro	Sell	Citibank N.A.	8/16/2016	1,755,000	2,011,854	1,957,731	54,123
euro	Sell	Morgan Stanley	8/16/2016	6,830,000	7,622,656	7,618,977	3,679
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$783,796

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Standard Chartered Bank	7/19/2016	12,130,000	$17,203,566	$17,574,061	$(370,495)
British pound	Sell	State Street Bank and Trust	7/19/2016	1,877,000	2,703,620	2,719,416	(15,796)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(386,291)

Open Futures Contracts at May 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2016	81	Short	$(9,729,492)	$5,553

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2016	484	Short	$(62,768,750)	$(7,641)

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Common Stock	$–	$–	$62,206	(4)	$62,206
Corporate Bonds
Metals/Minerals	–	60,278,029	5	(4)	60,278,034
Other	–	496,742,862	–		496,742,862
Floating Rate Loans(5)
Aerospace	–	170,527,588	–		170,527,588
Chemicals	–	269,349,513	–		269,349,513
Consumer Durables	–	26,424,331	–		26,424,331
Consumer Non-Durables	–	47,820,464	–		47,820,464
Energy	–	200,692,866	730,615		201,423,481
Financial	–	157,444,555	–		157,444,555
Food & Drug	–	227,685,976	13,873,394		241,559,370
Food/Tobacco	–	81,548,818	–		81,548,818
Forest Products	–	117,998,461	–		117,998,461
Gaming/Leisure	–	412,784,467	13,796,380		426,580,847
Healthcare	–	648,991,145	2,935,605		651,926,750
Housing	–	215,122,217	28,205,436		243,327,653
Information Technology	–	550,160,311	4,917,465		555,077,776
Manufacturing	–	202,161,062	75,456,102		277,617,164
Media/Telecommunications	–	694,146,352	19,280,677		713,427,029
Metals/Minerals	–	149,374,517	9,269,283		158,643,800
Retail	–	364,690,619	–		364,690,619
Service	–	573,478,155	15,349,558		588,827,713
Transportation	–	198,316,570	15,243,486		213,560,056
Utility	–	91,709,068	–		91,709,068
Foreign Bonds	–	9,184,778	–		9,184,778
Repurchase Agreement	–	456,864,732	–		456,864,732
Total	$–	$6,423,497,456	$199,120,212		$6,622,617,668

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$783,796	$–		$783,796
Liabilities	–	(386,291)	–		(386,291)
Futures Contracts
Assets	5,553	–	–		5,553
Liabilities	(7,641)	–	–		(7,641)
Total	$(2,088)	$397,505	$–		$395,417

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Common	Corporate	Floating
Investment Type	Stock	Bonds	Rate Loans
Balance as of December 1, 2015	$62,245	$5	$269,829,646
Accrued discounts/premiums	–	–	408,154
Realized gain (loss)	–	–	(8,214,215)
Change in unrealized appreciation/depreciation	(39)	–	7,955,448
Purchases	–	–	98,270,099
Sales	–	–	(89,800,241)
Net transfers in or out of Level 3	–	–	(79,390,890)
Balance as of May 31, 2016	$62,206	$5	$199,058,001

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2016

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.01%

COMMON STOCKS 5.70%

Auto Parts & Equipment 0.18%
Chassix Holdings, Inc.	311	$9,007,284

Banking 0.21%
Cullen/Frost Bankers, Inc.	83	5,522,193
FCB Financial Holdings, Inc. Class A*	139	5,151,400
Total		10,673,593

Beverages 0.09%
Constellation Brands, Inc. Class A	31	4,789,000

Building & Construction 0.10%
Granite Construction, Inc.	118	5,060,030

Building Materials 0.25%
American Woodmark Corp.*	32	2,591,508
U.S. Concrete, Inc.*	78	5,006,512
Vulcan Materials Co.	42	4,926,616
Total		12,524,636

Chemicals 0.30%
Albemarle Corp.	65	5,140,729
Scotts Miracle-Gro Co. (The) Class A	71	4,919,697
WR Grace & Co.	64	4,976,491
Total		15,036,917

Discount Stores 0.10%
Amazon.com, Inc.*	7	5,209,147

Diversified Capital Goods 0.21%
Badger Meter, Inc.	69	5,209,200
Mueller Water Products, Inc. Class A	473	5,203,007
Total		10,412,207

Electronics 0.21%
Applied Materials, Inc.	228	5,573,670
Trimble Navigation Ltd.*	205	5,249,502
Total		10,823,172

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Shares (000)		Fair Value
Energy: Exploration & Production 0.57%
Callon Petroleum Co.*		239	$2,719,932
Memorial Resource Development Corp.*		332	5,242,661
QEP Resources, Inc.		269	5,018,866
Rice Energy, Inc.*		260	5,256,414
Sanchez Energy Corp.*		331	2,596,734
Seven Generations Energy Ltd. Class A*(a)	CAD	259	5,207,042
SM Energy Co.		86	2,719,451
Total			28,761,100

Food: Wholesale 0.10%
Blue Buffalo Pet Products, Inc.*		193	4,978,076

Gaming 0.10%
Wynn Resorts Ltd.		54	5,170,637

Health Facilities 0.20%
Surgical Care Affiliates, Inc.*		117	5,253,312
VCA, Inc.*		79	5,116,159
Total			10,369,471

Investments & Miscellaneous Financial Services 0.10%
James River Group Holdings Ltd.		136	4,791,975
Penson Technologies Class A Units		4,881	48,812
Total			4,840,787

Machinery 0.10%
Rexnord Corp.*		249	5,163,410

Medical Products 0.39%
ABIOMED, Inc.*		51	5,033,329
C.R. Bard, Inc.		11	2,321,824
Edwards Lifesciences Corp.*		74	7,311,655
Intuitive Surgical, Inc.*		8	4,980,569
Total			19,647,377

Metals/Mining (Excluding Steel) 0.59%
Fresnillo plc(a)	GBP	189	2,757,998
Global Brass & Copper Holdings, Inc.		188	5,130,520
Goldcorp, Inc. (Canada)(b)		144	2,414,629
Mirabela Nickel Ltd.*(a)	AUD	8,607	62,206
Newmont Mining Corp.		148	4,788,869

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Shares (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Silver Wheaton Corp. (Canada)(b)	259	$4,819,880
Teck Resources Ltd. Class B (Canada)(b)	502	4,829,647
U.S. Silica Holdings, Inc.	175	4,979,541
Total		29,783,290

Oil Field Equipment & Services 0.25%
Core Laboratories NV (Netherlands)(b)	41	4,990,893
Diamond Offshore Drilling, Inc.	97	2,512,286
Patterson-UTI Energy, Inc.	279	5,192,748
Total		12,695,927

Personal & Household Products 0.05%
Pool Corp.	28	2,572,110

Pharmaceuticals 0.26%
ACADIA Pharmaceuticals, Inc.*	145	5,141,743
Juno Therapeutics, Inc.*	120	5,231,621
Spark Therapeutics, Inc.*	53	2,979,002
Total		13,352,366

Recreation & Travel 0.19%
Six Flags Entertainment Corp.	82	4,740,387
Vail Resorts, Inc.	38	4,973,063
Total		9,713,450

Restaurants 0.05%
Texas Roadhouse, Inc.	58	2,616,904

Software/Services 0.40%
Ellie Mae, Inc.*	62	5,209,665
Facebook, Inc. Class A*	43	5,050,256
MSCI, Inc.	64	5,076,240
PayPal Holdings, Inc.*	129	4,879,596
Total		20,215,757

Specialty Retail 0.21%
Columbia Sportswear Co.	94	4,995,002
Ollie’s Bargain Outlet Holdings, Inc.*	215	5,380,198
Total		10,375,200

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments			Shares (000)	Fair Value
Steel Producers/Products 0.20%
Reliance Steel & Aluminum Co.			70	$5,196,768
Worthington Industries, Inc.			133	4,964,359
Total				10,161,127

Telecommunications: Wireless 0.05%
Communications Sales & Leasing, Inc.			97	2,423,185

Telecommunications: Wireline Integrated & Services 0.24%
Acacia Communications, Inc.*			177	6,941,837
MasTec, Inc.*			223	5,129,897
Total				12,071,734
Total Common Stocks (cost $269,888,954)				288,447,894

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 1.37%

Automakers 0.10%
Tesla Motors, Inc.	0.25%	3/1/2019	$5,400	5,123,250

Building Materials 0.10%
Cemex SAB de CV (Mexico)(b)	3.72%	3/15/2020	5,506	5,179,081

Electronics 0.10%
NXP Semiconductors NV (Netherlands)(b)	1.00%	12/1/2019	4,120	4,884,775

Metals/Mining (Excluding Steel) 0.10%
Stillwater Mining Co.	1.75%	10/15/2032	4,652	4,960,195

Pharmaceuticals 0.20%
ALZA Corp.	Zero Coupon	7/28/2020	2,915	4,507,319
TESARO, Inc.	3.00%	10/1/2021	3,600	5,544,000
Total				10,051,319

Software/Services 0.41%
BroadSoft, Inc.†	1.00%	9/1/2022	3,978	5,099,299
MercadoLibre, Inc. (Argentina)(b)	2.25%	7/1/2019	4,080	5,074,500
ServiceNow, Inc.	Zero Coupon	11/1/2018	4,190	4,881,350
Take-Two Interactive Software, Inc.	1.00%	7/1/2018	3,120	5,742,750
Total				20,797,899

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 0.10%
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020	$7,262	$5,201,407

Technology Hardware & Equipment 0.26%
Microchip Technology, Inc.	1.625%	2/15/2025	4,750	5,305,156
NVIDIA Corp.	1.00%	12/1/2018	3,431	7,992,086
Total				13,297,242
Total Convertible Bonds (cost $65,327,118)				69,495,168

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.25%

Electric: Integrated 0.10%
Black Hills Corp. Unit*	Zero Coupon		75	5,132,109

Energy: Exploration & Production 0.10%
WPX Energy, Inc.	6.25%		95	4,800,025

Investments & Miscellaneous Financial Services 0.05%
AMG Capital Trust II	5.15%		44	2,627,794
Total Convertible Preferred Stocks (cost $10,394,140)				12,559,928

			Principal Amount (000)
FLOATING RATE LOANS(c) 6.25%

Auto Parts & Equipment 0.08%
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$4,340	4,307,082

Building Materials 0.26%
Road Infrastructure Investment LLC 2nd Lien 2014 Term Loan	7.75%	9/30/2021	6,683	6,632,877
Stardust Finance Holdings, Inc. Junior Lien Term Loan	10.50%	3/13/2023	6,451	6,418,745
Total				13,051,622

Chemicals 0.10%
Kraton Polymers, LLC Term Loan	6.00%	1/6/2022	5,375	5,308,941

Department Stores 0.05%
Belk, Inc. Closing Date Term Loan	5.75%	12/12/2022	2,998	2,448,419

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods 0.38%
Duke Finance, LLC 1st Lien Dollar Term Loan B	7.00%	10/28/2022	$5,470	$5,237,525
Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023	4,810	4,761,900
Sensus USA Inc. Term Loan	6.50%	4/5/2023	9,460	9,483,650
Total				19,483,075

Electric: Generation 0.40%
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	7,259	6,569,274
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	10,057	9,051,348
Moxie Liberty LLC Construction Term Loan B1	7.50%	8/21/2020	4,653	4,530,859
Total				20,151,481

Energy: Exploration & Production 0.49%
California Resources Corp. Term Loan	–(d)	9/24/2019	6,389	5,897,846
Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021	1,707	1,716,952
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	8,930	7,292,818
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	11,034	8,744,445
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	7,855	1,413,900
Total				25,065,961

Food & Drug Retailers 0.08%
Fairway Group Acquisition Co. 2013 Term Loan	6.50%	8/17/2018	6,683	3,859,278

Gaming 0.60%
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	5,077	4,877,450
Cannery Casino Resorts LLC 2nd Lien Term Loan	12.50%	10/2/2019	8,303	8,354,548
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	12,675	11,914,500
Yonkers Racing Corp. 2nd Lien Initial Term Loan	8.75%	8/20/2020	5,190	5,055,942
Total				30,202,440

Gas Distribution 0.04%
EMG Utica LLC Term Loan	4.75%	3/27/2020	2,185	2,073,071

Health Services 0.23%
ATI Holdings Acquisition, Inc. 1st Lien Iniitial Term Loan	5.50%	5/10/2023	4,795	4,809,984
NVA Holdings, Inc. 2nd Lien Term Loan	8.00%	8/14/2022	7,029	7,029,000
Total				11,838,984

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.12%
Alison US LLC 2nd Lien Initial Term Loan	9.50%	8/29/2022	$6,969	$6,080,452

Metals/Mining (Excluding Steel) 0.53%
Coeur Mining, Inc. Term Loan	9.00%	6/23/2020	4,654	4,793,179
Fairmount Santrol, Inc. Tranche Term Loan B2	4.50%	9/5/2019	1,517	1,139,646
FMG Resources Pty Ltd. Term Loan (Australia)(b)	4.25%	6/30/2019	16,196	15,219,986
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020	5,890	5,492,425
Total				26,645,236

Oil Field Equipment & Services 0.01%
FTS International, Inc. Initial Term Loan	–(d)	4/16/2021	2,042	564,950

Packaging 0.28%
Berlin Packaging LLC 2nd Lien Initial Term Loan	7.75%	9/30/2022	3,345	3,264,586
Consolidated Container Company LLC Term Loan	5.00%	7/3/2019	4,976	4,871,106
Mauser Holding S.A.R.L. 2nd Lien Initial Term Loan	8.75%	7/31/2022	6,267	5,826,743
Total				13,962,435

Personal & Household Products 0.15%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	8,959	7,390,802

Recreation & Travel 0.17%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	5,109	4,919,967
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	3,615	3,615,000
Total				8,534,967

Software/Services 0.23%
BMC Software Finance, Inc. Initial US Term Loan	5.00%	9/10/2020	8,291	7,451,357
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	4,610	4,471,299
Total				11,922,656

Specialty Retail 0.76%
BDF Acquisition Corp. 2nd Lien Initial Term Loan	9.00%	2/12/2022	6,300	6,252,750
CH Hold Corp. 2nd Restatement Data Incremental Term Loan	6.25%	11/20/2019	5,076	5,069,932
Container Store, Inc. (The) Term Loan Facility	4.25%	4/6/2019	5,905	5,363,416
CWGS Group, LLC Term Loan	5.75%	2/20/2020	6,754	6,770,467
David’s Bridal, Inc. Initial Term Loan	5.25%	10/11/2019	5,239	4,810,017
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	13,190	10,156,300
Total				38,422,882

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Steel Producers/Products 0.13%
Atkore International, Inc. 2nd Lien Initial Term Loan	7.75%	10/9/2021		$6,710	$6,559,025

Support: Services 0.71%
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022		1,850	1,776,000
BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020		4,861	4,447,501
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021		7,300	7,190,500
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021		10,556	10,001,815
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	6.75%	2/28/2022		3,254	3,136,043
Sedgwick Claims Management Services, Inc. 2nd Lien New Term Loan	6.75%	2/28/2022		1,714	1,651,868
TruGreen Limited Partnership 1st Lien Initial Term Loan	6.50%	4/13/2023		7,575	7,641,281
Total					35,845,008

Telecommunications: Satellite 0.13%
Intelsat Jackson Holdings SA Tranche B2 Term Loan (Luxembourg)(b)	3.75%	6/30/2019		7,000	6,466,250

Telecommunications: Wireline Integrated & Services 0.17%
Communications Sales & Leasing, Inc. Term Loan	5.00%	10/24/2022		8,706	8,659,911

Trucking & Delivery 0.15%
YRC Worldwide, Inc. Initial Term Loan	8.00%	2/13/2019		8,122	7,440,072
Total Floating Rate Loans (cost $314,298,903)					316,285,000

FOREIGN BONDS(a) 0.90%

Jersey 0.18%
Galaxy Finco Ltd.†	7.875%	11/15/2021	GBP	6,400	9,198,063

Luxembourg 0.06%
Boardriders SA†	9.50%	12/15/2020	EUR	3,075	2,891,083

Netherlands 0.27%
Dutch Lion BV PIK†	11.25%	6/15/2020	EUR	5,535	638,916
Hema Bondco I BV†	6.25%	6/15/2019	EUR	6,425	5,601,168
United Group BV†	7.875%	11/15/2020	EUR	6,400	7,587,207
Total					13,827,291

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Spain 0.10%
Banco Popular Espanol SA	11.50%	–	(e)	EUR	4,400	$5,073,868

United Kingdom 0.29%
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	6,250	9,125,508
Stonegate Pub Co. Financing plc†	5.75%	4/15/2019		GBP	3,700	5,391,851
Total						14,517,359
Total Foreign Bonds (cost $58,846,455)						45,507,664

FOREIGN GOVERNMENT OBLIGATIONS(b) 1.16%

Argentina 0.77%
City of Buenos Aires†	7.50%	6/1/2027			$2,300	2,310,350
City of Buenos Aires†	8.95%	2/19/2021			4,300	4,687,000
Provincia de Buenos Aires†	9.125%	3/16/2024			1,659	1,779,277
Provincia de Mendoza†	8.375%	5/19/2024			6,806	6,686,895
Provincia de Neuquen†	8.625%	5/12/2028			4,300	4,386,000
Republic of Argentina†	6.875%	4/22/2021			6,025	6,326,250
Republic of Argentina†	7.50%	4/22/2026			3,700	3,892,400
Republic of Argentina	8.75%	5/7/2024			7,865	8,733,482
Total						38,801,654

Brazil 0.14%
Federal Republic of Brazil	6.00%	4/7/2026			7,200	7,290,000

Ethiopia 0.12%
Federal Republic of Ethiopia†	6.625%	12/11/2024			6,800	6,230,500

Jamaica 0.13%
Government of Jamaica	6.75%	4/28/2028			6,300	6,536,250
Total Foreign Government Obligations (cost $56,827,677)						58,858,404

HIGH YIELD CORPORATE BONDS 82.11%

Advertising 0.68%
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022			12,259	12,366,266
Lamar Media Corp.†	5.75%	2/1/2026			4,317	4,554,435
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022			8,300	8,517,875
Southern Graphics, Inc.†	8.375%	10/15/2020			8,875	8,852,813
Total						34,291,389

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Aerospace/Defense 0.93%
ADS Tactical, Inc.†	11.00%	4/1/2018		$4,500	$4,668,750
Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021		7,750	8,195,625
CPI International, Inc.	8.75%	2/15/2018		4,933	4,908,335
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021		2,499	2,639,569
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025		6,421	6,758,102
Orbital ATK, Inc.	5.50%	10/1/2023		9,686	10,194,515
TransDigm, Inc.	6.50%	7/15/2024		4,965	5,089,125
Triumph Group, Inc.	5.25%	6/1/2022		5,120	4,710,400
Total					47,164,421

Air Transportation 0.63%
Air Canada (Canada)†(b)	7.75%	4/15/2021		4,071	4,244,018
Air Canada (Canada)†(b)	8.75%	4/1/2020		6,275	6,792,688
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%	6/15/2025		5,305	5,179,006
Gol LuxCo SA (Luxembourg)†(b)	8.875%	1/24/2022		4,450	1,379,500
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	1/15/2022		7,315	7,054,391
United Continental Holdings, Inc.	6.00%	12/1/2020		6,944	7,325,920
Total					31,975,523

Auto Parts & Equipment 1.18%
American Tire Distributors, Inc.†	10.25%	3/1/2022		4,930	4,295,262
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		12,543	11,066,062
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		5,108	4,804,074
MPG Holdco I, Inc.	7.375%	10/15/2022		9,413	9,365,935
Nemak SA de CV (Mexico)†(b)	5.50%	2/28/2023		4,299	4,455,054
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021		6,397	6,620,895
TI Group Automotive Systems LLC†	8.75%	7/15/2023		14,550	14,440,875
ZF North America Capital, Inc.†	4.50%	4/29/2022		4,465	4,506,301
Total					59,554,458

Automakers 0.00%
General Motors Corp.(f)	7.20%	–	(e)	8,500	850

Banking 2.70%
Ally Financial, Inc.	5.75%	11/20/2025		19,075	19,384,969
Ally Financial, Inc.	8.00%	11/1/2031		7,875	9,292,500
BankUnited, Inc.	4.875%	11/17/2025		8,750	8,831,603

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
CIT Group, Inc.	5.375%	5/15/2020		$6,694	$7,028,700
CIT Group, Inc.	6.00%	4/1/2036		2,695	2,533,300
Commerzbank AG (Germany)†(b)	8.125%	9/19/2023		5,820	6,832,738
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		9,235	9,101,600
Intesa Sanpaolo SpA (Italy)†(b)	7.70%	–	(e)	2,438	2,258,198
Lloyds Bank plc (United Kingdom)†(b)	12.00%	–	(e)	6,252	8,403,438
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		3,558	3,425,571
National Savings Bank (Sri Lanka)†(b)	8.875%	9/18/2018		5,050	5,346,688
Popular, Inc.	7.00%	7/1/2019		15,618	15,578,955
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%	5/28/2024		10,779	10,671,727
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.00%	12/19/2023		3,371	3,527,337
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.10%	6/10/2023		4,731	4,961,248
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%	–	(e)	10,858	10,410,108
Synovus Financial Corp.	7.875%	2/15/2019		5,855	6,521,006
Texas Capital Bank NA	5.25%	1/31/2026		2,690	2,511,906
Washington Mutual Bank(g)	6.875%	6/15/2011		10,000	1,000
Total					136,622,592

Beverages 0.25%
Central American Bottling Corp. (Guatemala)†(b)	6.75%	2/9/2022		5,440	5,691,600
Constellation Brands, Inc.	6.00%	5/1/2022		6,060	6,870,525
Total					12,562,125

Building & Construction 1.48%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		7,616	6,759,200
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020		7,164	7,307,280
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020		9,312	8,241,120
Lennar Corp.	4.75%	11/15/2022		5,200	5,187,000
PulteGroup, Inc.	5.50%	3/1/2026		8,017	8,212,454
PulteGroup, Inc.	6.375%	5/15/2033		6,091	6,212,820
Toll Brothers Finance Corp.	4.375%	4/15/2023		8,075	8,095,188
WCI Communities, Inc.	6.875%	8/15/2021		8,340	8,402,550
William Lyon Homes, Inc.	7.00%	8/15/2022		4,130	4,119,675
William Lyon Homes, Inc.	8.50%	11/15/2020		11,782	12,312,190
Total					74,849,477

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 2.86%
Allegion plc (Ireland)(b)	5.875%	9/15/2023	$4,173	$4,423,380
American Builders & Contractors Supply Co., Inc.†	5.75%	12/15/2023	5,614	5,852,595
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	4,452	4,529,910
Builders FirstSource, Inc.†	7.625%	6/1/2021	3,935	4,151,425
Builders FirstSource, Inc.†	10.75%	8/15/2023	2,878	3,144,215
Cemex Finance LLC†	6.00%	4/1/2024	6,139	6,000,872
Cemex SAB de CV (Mexico)†(b)	7.75%	4/16/2026	9,250	9,747,187
CPG Merger Sub LLC†	8.00%	10/1/2021	11,145	10,587,750
HD Supply, Inc.†	5.75%	4/15/2024	4,477	4,667,273
Hillman Group, Inc. (The)†	6.375%	7/15/2022	10,588	9,608,610
James Hardie International Finance Ltd. (Ireland)†(b)	5.875%	2/15/2023	8,075	8,236,500
Masonite International Corp.†	5.625%	3/15/2023	4,402	4,622,100
NCI Building Systems, Inc.†	8.25%	1/15/2023	6,374	6,852,050
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	5,573	5,043,565
Ply Gem Industries, Inc.	6.50%	2/1/2022	5,353	5,317,888
Standard Industries, Inc.†	5.375%	11/15/2024	13,138	13,499,295
Standard Industries, Inc.†	5.50%	2/15/2023	7,009	7,254,315
Standard Industries, Inc.†	6.00%	10/15/2025	2,775	2,962,313
Summit Materials LLC/Summit Materials Finance Corp.	6.125%	7/15/2023	4,399	4,442,990
U.S. Concrete, Inc.†(h)	6.375%	6/1/2024	11,929	11,958,822
USG Corp.†	5.50%	3/1/2025	6,206	6,617,147
USG Corp.†	5.875%	11/1/2021	4,848	5,111,586
Total				144,631,788

Cable & Satellite Television 5.32%
Altice Financing SA (Luxembourg)†(b)	6.50%	1/15/2022	3,375	3,446,719
Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	8,975	9,008,656
Altice Finco SA (Luxembourg)†(b)	8.125%	1/15/2024	3,100	3,084,500
Altice Luxembourg SA (Luxembourg)†(b)	7.75%	5/15/2022	11,850	12,183,281
Block Communications, Inc.†	7.25%	2/1/2020	5,145	5,222,175
Cablevision Systems Corp.	5.875%	9/15/2022	15,270	13,666,650
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	9,062	9,197,930
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	23,640	24,703,800
Cogeco Communications, Inc. (Canada)†(b)	4.875%	5/1/2020	5,100	5,246,625
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,308	4,571,865
Midcontinent Communications & Midcontinent Finance Corp.†	6.875%	8/15/2023	11,553	12,072,885

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
Neptune Finco Corp.†	10.875%	10/15/2025	$69,538	$79,273,320
Numericable-SFR SA (France)†(b)	6.00%	5/15/2022	16,303	16,290,773
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	6,910	7,143,212
Unitymedia GmbH (Germany)†(b)	6.125%	1/15/2025	3,899	4,020,844
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	10,804	10,912,040
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	8,433	8,728,155
UPCB Finance IV Ltd.†	5.375%	1/15/2025	10,500	10,754,835
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	5,250	5,348,438
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	10,090	9,976,487
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	2,265	2,205,506
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	11,578	11,983,230
Total				269,041,926

Chemicals 2.28%
Ashland, Inc.	6.875%	5/15/2043	10,508	10,455,460
Blue Cube Spinco, Inc.†	10.00%	10/15/2025	10,116	11,861,010
Braskem Finance Ltd.†	5.375%	5/2/2022	6,370	6,140,680
Braskem Finance Ltd.†	5.75%	4/15/2021	2,800	2,768,500
Braskem Finance Ltd.	6.45%	2/3/2024	3,400	3,353,250
Celanese US Holdings LLC	5.875%	6/15/2021	6,400	6,992,000
Chemtura Corp.	5.75%	7/15/2021	9,560	9,727,300
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	4,025	4,477,812
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	8,760	8,855,309
Hexion, Inc.	6.625%	4/15/2020	14,202	12,142,710
Huntsman International LLC	5.125%	11/15/2022	5,027	5,089,837
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	5,065	5,381,562
Momentive Performance Materials, Inc.	3.88%	10/24/2021	6,327	5,093,235
Momentive Performance Materials, Inc.(g)	10.00%	10/15/2020	3,105	311
NOVA Chemicals Corp. (Canada)†(b)	5.25%	8/1/2023	4,900	4,930,625
PQ Corp.†	6.75%	11/15/2022	2,939	3,071,255
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(b)	6.75%	5/1/2022	6,830	7,069,050
Tronox Finance LLC	6.375%	8/15/2020	5,856	4,538,400
WR Grace & Co-Conn†	5.125%	10/1/2021	3,115	3,237,638
Total				115,185,944

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 1.63%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(b)	5.00%	10/1/2021	$16,320	$17,136,000
National Financial Partners Corp.†	9.00%	7/15/2021	16,330	15,962,575
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	8,540	7,435,095
Navient Corp.	5.875%	3/25/2021	26,374	24,890,462
OneMain Financial Holdings LLC†	6.75%	12/15/2019	6,302	6,388,653
OneMain Financial Holdings LLC†	7.25%	12/15/2021	4,022	4,062,220
Springleaf Finance Corp.	5.25%	12/15/2019	3,814	3,656,673
Springleaf Finance Corp.	7.75%	10/1/2021	3,159	3,139,256
Total				82,670,934

Department Stores 0.17%
JC Penney Corp., Inc.	5.65%	6/1/2020	9,000	8,370,000

Discount Stores 0.19%
Dollar Tree, Inc.†	5.75%	3/1/2023	9,150	9,710,438

Diversified Capital Goods 0.61%
Apex Tool Group LLC†	7.00%	2/1/2021	5,679	5,082,705
General Cable Corp.	5.75%	10/1/2022	9,176	8,625,440
Griffon Corp.	5.25%	3/1/2022	6,425	6,368,781
NANA Development Corp.†	9.50%	3/15/2019	7,699	6,582,645
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	5,042	4,058,810
Total				30,718,381

Electric: Generation 0.86%
Elwood Energy LLC	8.159%	7/5/2026	8,180	9,058,887
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(g)	10.00%	12/1/2020	15,040	564,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(g)	11.25%	12/1/2018	3,296	3,139,440
Illinois Power Generating Co.	7.00%	4/15/2018	9,278	3,757,590
Illinois Power Generating Co.	7.95%	6/1/2032	5,926	2,340,770
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	8,922	9,613,621
Red Oak Power LLC	8.54%	11/30/2019	4,064	4,084,273
Red Oak Power LLC	9.20%	11/30/2029	3,400	3,536,000
TerraForm Power Operating LLC†	5.875%	2/1/2023	8,497	7,562,330
Total				43,656,911

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.10%
AES Corp.	5.50%	4/15/2025	$3,059	$3,051,353
AES Corp.	7.375%	7/1/2021	1,960	2,244,200
Total				5,295,553

Electronics 1.39%
Advanced Micro Devices, Inc.	7.50%	8/15/2022	12,924	10,726,920
Micron Technology, Inc.†	7.50%	9/15/2023	13,321	14,020,353
NXP BV/NXP Funding LLC (Netherlands)†(b)	4.625%	6/1/2023	10,373	10,450,901
NXP BV/NXP Funding LLC (Netherlands)†(b)	5.75%	3/15/2023	6,230	6,541,500
Qorvo, Inc.†	7.00%	12/1/2025	17,332	18,025,280
Sensata Technologies BV (Netherlands)†	5.625%	11/1/2024	9,961	10,471,501
Total				70,236,455

Energy: Exploration & Production 7.21%
Afren plc (United Kingdom)†(b)(g)	6.625%	12/9/2020	4,806	60,075
Afren plc (United Kingdom)†(b)(g)	10.25%	4/8/2019	3,367	42,083
Afren plc (United Kingdom)†(b)(g)	11.50%	2/1/2016	4,294	53,671
American Energy-Permian Basin LLC†	13.00%	11/30/2020	5,801	6,584,135
Bill Barrett Corp.	7.00%	10/15/2022	7,707	5,452,703
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	13,078	5,035,030
Canadian Oil Sands Ltd. (Canada)†(b)	4.50%	4/1/2022	6,473	6,484,341
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	12,757	12,533,752
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	3,447	3,472,853
Clayton Williams Energy, Inc.	7.75%	4/1/2019	6,989	5,311,640
Concho Resources, Inc.	5.50%	4/1/2023	14,659	14,732,295
Continental Resources, Inc.	5.00%	9/15/2022	17,646	16,763,700
Continental Resources,Inc.	3.80%	6/1/2024	2,158	1,893,645
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	11,850	12,324,000
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	1,850	1,937,875
Denbury Resources, Inc.	5.50%	5/1/2022	13,787	9,857,705
Diamondback Energy, Inc.	7.625%	10/1/2021	8,461	9,021,541
Eclipse Resources Corp.†	8.875%	7/15/2023	4,998	3,973,410
Energen Corp.	4.625%	9/1/2021	8,925	8,422,969
Gulfport Energy Corp.	6.625%	5/1/2023	2,363	2,333,463
Gulfport Energy Corp.	7.75%	11/1/2020	9,343	9,529,860
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15,961	15,242,755
Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.75%	4/1/2022	13,442	10,820,810
Kosmos Energy Ltd. †	7.875%	8/1/2021	16,581	15,337,425

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Matador Resources Co.	6.875%	4/15/2023	$6,901	$6,970,010
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	29,285	22,695,875
Memorial Resource Development Corp.	5.875%	7/1/2022	12,747	12,731,066
Newfield Exploration Co.	5.75%	1/30/2022	6,239	6,316,987
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	2,987	3,054,208
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	9,713	10,307,921
PDC Energy, Inc.	7.75%	10/15/2022	7,367	7,735,350
QEP Resources, Inc.	6.875%	3/1/2021	4,929	4,978,290
Range Resources Corp.	4.875%	5/15/2025	10,536	10,009,200
Rice Energy, Inc.	6.25%	5/1/2022	10,129	10,027,710
RSP Permian, Inc.	6.625%	10/1/2022	12,059	12,511,212
Sanchez Energy Corp.	6.125%	1/15/2023	6,590	4,777,750
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	20,459	20,868,180
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	21,041	22,093,050
SM Energy Co.	6.50%	11/15/2021	6,531	6,139,140
WPX Energy, Inc.	5.25%	9/15/2024	10,397	9,097,375
WPX Energy, Inc.	6.00%	1/15/2022	5,515	4,991,075
YPF SA (Argentina)†(b)	8.50%	3/23/2021	4,960	5,208,000
YPF SA (Argentina)†(b)	8.50%	7/28/2025	7,059	7,277,476
Total				365,011,611

Environmental 0.10%
Advanced Disposal Services, Inc.	8.25%	10/1/2020	5,055	5,231,925

Food & Drug Retailers 1.02%
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	5,005	4,717,213
Ingles Markets, Inc.	5.75%	6/15/2023	4,584	4,675,680
New Albertson’s, Inc.	7.45%	8/1/2029	7,386	7,164,420
New Albertson’s, Inc.	7.75%	6/15/2026	4,098	4,026,285
New Albertsons, Inc.	8.00%	5/1/2031	3,850	3,811,500
Rite Aid Corp.†	6.125%	4/1/2023	4,648	4,932,690
Rite Aid Corp.	7.70%	2/15/2027	4,760	5,747,700
SMU SA (Chile)†(b)	7.75%	2/8/2020	5,448	4,767,000
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	13,115	11,639,562
Total				51,482,050

Food: Wholesale 2.06%
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	5,231	5,198,306
Cosan Luxembourg SA (Luxembourg)†(b)	5.00%	3/14/2023	6,902	6,339,487

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food: Wholesale (continued)
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022		$8,174	$6,988,770
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024		7,173	7,083,337
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021		7,265	7,137,862
Land O’Lakes, Inc.†	6.00%	11/15/2022		5,997	6,356,820
Marfrig Holdings Europe BV (Netherlands)†(b)(h)	8.00%	6/8/2023		4,040	4,067,068
Performance Food Group, Inc.†	5.50%	6/1/2024		4,893	4,966,395
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021		5,919	6,066,975
Post Holdings, Inc.†	7.75%	3/15/2024		8,071	8,807,479
Post Holdings, Inc.†	8.00%	7/15/2025		3,342	3,726,330
Southern States Cooperative, Inc.†	10.00%	8/15/2021		4,621	3,096,070
Tonon Luxembourg SA (Luxembourg)†(b)(g)	10.50%	5/14/2024		6,225	2,739,000
TreeHouse Foods, Inc.†	6.00%	2/15/2024		5,721	6,049,958
WhiteWave Foods Co. (The)	5.375%	10/1/2022		23,829	25,586,389
Total					104,210,246

Forestry/Paper 0.37%
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021		4,091	1,902,315
Neenah Paper, Inc.†	5.25%	5/15/2021		7,386	7,441,395
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023		7,135	7,313,375
WEPA Hygieneprodukte GmbH†(a)	3.75%	5/15/2024	EUR	1,800	2,017,791
Total					18,674,876

Gaming 3.69%
Boyd Gaming Corp.	6.875%	5/15/2023		$7,965	8,391,128
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021		13,096	12,604,900
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022		7,232	6,635,360
CCM Merger, Inc.†	9.125%	5/1/2019		3,679	3,859,080
Churchill Downs, Inc.†	5.375%	12/15/2021		6,878	7,118,730
Churchill Downs, Inc.	5.375%	12/15/2021		5,173	5,354,055
Eldorado Resorts, Inc.	7.00%	8/1/2023		10,083	10,587,150
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026		4,415	4,613,675
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019		6,044	6,361,310
MCE Finance Ltd. (Hong Kong)†(b)	5.00%	2/15/2021		5,665	5,581,152

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.†	5.625%	5/1/2024	$3,109	$3,272,223
MGM Resorts International	6.00%	3/15/2023	23,392	24,503,120
MGM Resorts International	7.75%	3/15/2022	3,949	4,457,434
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	15,190	16,082,412
Penn National Gaming, Inc.	5.875%	11/1/2021	9,828	10,147,410
Pinnacle Entertainment, Inc.†	5.625%	5/1/2024	4,064	3,982,720
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	5,595	5,846,775
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	10,754	11,856,285
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	13,408	13,340,960
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	6,500	6,605,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	5,355	5,187,656
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	10,665	10,398,375
Total				186,787,535

Gas Distribution 3.23%
Cheniere Corpus Christi Holdings LLC†	7.00%	6/30/2024	5,948	6,104,135
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	2,736	2,501,317
Energy Transfer Equity LP	5.50%	6/1/2027	10,571	9,223,198
Energy Transfer Equity LP	5.875%	1/15/2024	5,856	5,460,720
Genesis Energy LP/Genesis Energy Finance Corp.	5.625%	6/15/2024	3,985	3,596,463
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	6,464	6,173,120
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	5,580	5,663,700
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	4,700	5,050,131
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	6,105	5,921,850
MPLX LP†	4.50%	7/15/2023	8,030	7,619,956
MPLX LP†	5.50%	2/15/2023	3,446	3,392,487
ONEOK, Inc.	4.25%	2/1/2022	650	588,250
PBF Logistics LP/PBF Logistics Finance Corp.	6.875%	5/15/2023	4,951	4,851,980
Rockies Express Pipeline LLC†	5.625%	4/15/2020	10,597	10,835,432
Rockies Express Pipeline LLC†	6.875%	4/15/2040	13,093	12,831,140
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	12,203	12,325,030
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	17,293	17,768,557
Southern Star Central Corp.†	5.125%	7/15/2022	10,846	10,466,390
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	1,800	1,881,000

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	$8,826	$9,156,975
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	5,080	5,270,500
Williams Cos., Inc. (The)	4.55%	6/24/2024	13,821	12,127,927
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	5,375	4,919,781
Total				163,730,039

Health Facilities 3.14%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	4,684	4,783,535
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	5,208	5,377,260
Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	4,212	4,381,659
Amsurg Corp.	5.625%	11/30/2020	5,075	5,239,938
Amsurg Corp.	5.625%	7/15/2022	8,360	8,516,750
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	9,440	9,585,140
HCA, Inc.	5.25%	4/15/2025	5,429	5,605,443
HCA, Inc.	5.25%	6/15/2026	7,000	7,210,000
HCA, Inc.	5.375%	2/1/2025	1,842	1,871,933
HCA, Inc.	5.875%	3/15/2022	19,861	21,499,532
HCA, Inc.	7.50%	2/15/2022	2,437	2,769,041
HCA, Inc.	7.50%	12/15/2023	10,647	11,339,055
HCA, Inc.	7.69%	6/15/2025	3,765	4,094,438
HCA, Inc.	8.36%	4/15/2024	11,378	12,999,365
MEDNAX, Inc.†	5.25%	12/1/2023	4,218	4,326,107
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	5,855	6,155,713
Surgical Care Affiliates, Inc.†	6.00%	4/1/2023	7,569	7,814,992
Tenet Healthcare Corp.	6.00%	10/1/2020	6,950	7,349,625
Tenet Healthcare Corp.	6.75%	6/15/2023	18,916	17,851,975
Tenet Healthcare Corp.	8.125%	4/1/2022	10,045	10,158,006
Total				158,929,507

Health Services 0.27%
Air Medical Merger Sub Corp.†	6.375%	5/15/2023	6,056	5,950,020
ExamWorks Group, Inc.	5.625%	4/15/2023	4,531	4,876,489
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.875%	6/1/2021	2,620	2,626,550
Total				13,453,059

Hotels 0.24%
Carlson Travel Holdings, Inc. PIK†	7.50%	8/15/2019	7,488	7,282,080
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	4,849	4,945,980
Total				12,228,060

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.22%
HUB International Ltd.†	9.25%	2/15/2021	$3,556	$3,707,130
Wayne Merger Sub LLC†	8.25%	8/1/2023	7,231	7,194,845
Total				10,901,975

Integrated Energy 0.37%
Cenovus Energy, Inc. (Canada)(b)	5.20%	9/15/2043	4,156	3,297,599
Cenovus Energy, Inc. (Canada)(b)	6.75%	11/15/2039	16,125	15,539,646
Total				18,837,245

Life Insurance 0.37%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	8,679	8,917,672
CNO Financial Group, Inc.	5.25%	5/30/2025	9,594	9,929,790
Total				18,847,462

Machinery 0.60%
ATS Automation Tooling Systems, Inc. (Canada)†(b)	6.50%	6/15/2023	4,916	5,057,335
Gardner Denver, Inc.†	6.875%	8/15/2021	9,215	7,947,938
Manitowoc Foodservice, Inc.†	9.50%	2/15/2024	7,122	7,869,810
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	9,273	9,574,372
Total				30,449,455

Managed Care 0.59%
Centene Escrow Corp.†	5.625%	2/15/2021	4,027	4,198,147
Centene Escrow Corp.†	6.125%	2/15/2024	16,595	17,518,180
MPH Acquisition Holdings LLC†(h)	7.125%	6/1/2024	7,894	8,130,820
Total				29,847,147

Media: Content 2.07%
AMC Networks, Inc.	4.75%	12/15/2022	29,192	29,337,960
Belo Corp.	7.25%	9/15/2027	7,195	7,410,850
iHeartCommunications, Inc.	9.00%	3/1/2021	19,875	14,906,250
LIN Television Corp.	6.375%	1/15/2021	5,261	5,504,321
Netflix, Inc.	5.875%	2/15/2025	22,853	24,052,783
Sirius XM Radio, Inc.†	6.00%	7/15/2024	4,333	4,549,650
Townsquare Media, Inc.†	6.50%	4/1/2023	10,533	10,177,511
Univision Communications, Inc.†	5.125%	2/15/2025	9,060	9,014,700
Total				104,954,025

Media: Diversified 0.10%
EMI Music Publishing Group North America
Holdings, Inc.†(h)	7.625%	6/15/2024	5,026	5,157,933

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products 1.19%
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	$2,700	$2,818,125
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	21,736	24,018,280
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	4,371	4,491,202
Hill-Rom Holdings, Inc.†	5.75%	9/1/2023	5,968	6,132,120
Hologic, Inc.†	5.25%	7/15/2022	4,341	4,558,050
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	2,681	2,882,826
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	4,232	4,242,580
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	4,959	5,058,180
Teleflex, Inc.	4.875%	6/1/2026	5,946	5,975,730
Total				60,177,093

Metals/Mining (Excluding Steel) 5.39%
Alamos Gold, Inc. (Canada)†(b)	7.75%	4/1/2020	7,348	7,201,040
Aleris International, Inc.	7.875%	11/1/2020	5,161	4,541,680
Aleris International, Inc.†	9.50%	4/1/2021	8,898	9,164,940
Anglo American Capital plc (United Kingdom)†(b)	3.625%	5/14/2020	2,182	2,083,810
Anglo American Capital plc (United Kingdom)†(b)	4.875%	5/14/2025	1,091	1,003,720
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	6,263	7,030,218
BHP Billiton Finance USA Ltd. (Australia)†(b)	6.75%	10/19/2075	5,210	5,410,585
Cia Minera Milpo SAA (Peru)†(b)	4.625%	3/28/2023	4,544	4,203,654
Coeur Mining, Inc.	7.875%	2/1/2021	12,869	11,938,957
Compass Minerals International, Inc.†	4.875%	7/15/2024	7,990	7,610,475
CONSOL Energy, Inc.	8.00%	4/1/2023	6,137	5,308,505
Constellium NV (Netherlands)†(b)	7.875%	4/1/2021	8,587	8,737,272
Freeport-McMoRan, Inc.	2.30%	11/14/2017	14,397	14,109,060
Freeport-McMoRan, Inc.	3.55%	3/1/2022	31,994	26,954,945
Freeport-McMoRan, Inc.	3.875%	3/15/2023	24,467	20,246,442
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	12,762	11,517,437
Glencore Funding LLC†	4.125%	5/30/2023	7,165	6,278,604
Hecla Mining Co.	6.875%	5/1/2021	8,037	7,635,150
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	7,153	6,473,465
Kaiser Aluminum Corp.†	5.875%	5/15/2024	7,069	7,273,294
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	6,200	6,050,270
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	10,696	10,146,771
Kissner Milling Co. Ltd. (Canada)†(b)	7.25%	6/1/2019	2,685	2,698,425
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	14,208	14,669,760
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	51	5
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	10,465	9,967,912

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Petra Diamonds US Treasury plc (United Kingdom)†(b)	8.25%		5/31/2020	$5,845	$5,596,588
Teck Resources Ltd. (Canada)(b)	3.00%		3/1/2019	13,236	12,739,650
Teck Resources Ltd. (Canada)(b)	4.75%		1/15/2022	15,440	12,583,600
Teck Resources Ltd. (Canada)†(b)(h)	8.50%		6/1/2024	4,081	4,193,228
Thompson Creek Metals Co., Inc.	7.375%		6/1/2018	3,462	2,025,270
Thompson Creek Metals Co., Inc.	9.75%		12/1/2017	9,376	9,422,880
Thompson Creek Metals Co., Inc.	12.50%		5/1/2019	771	451,035
Volcan Cia Minera SAA (Peru)†(b)	5.375%		2/2/2022	6,128	5,329,522
Yamana Gold, Inc. (Canada)(b)	4.95%		7/15/2024	2,506	2,372,049
Total					272,970,218

Monoline Insurance 0.27%
Radian Group, Inc.	7.00%		3/15/2021	12,771	13,585,151

Oil Field Equipment & Services 2.00%
Atwood Oceanics, Inc.	6.50%		2/1/2020	5,974	3,614,270
Diamond Offshore Drilling, Inc.	4.875%		11/1/2043	6,688	4,792,915
Diamond Offshore Drilling, Inc.	5.875%		5/1/2019	2,488	2,503,560
Ensco plc (United kingdom)(b)	5.20%		3/15/2025	13,864	9,229,958
Forum Energy Technologies, Inc.	6.25%		10/1/2021	5,849	5,498,060
FTS International, Inc.	6.25%		5/1/2022	3,578	1,091,290
FTS International, Inc.†	8.134%	#	6/15/2020	7,283	6,115,579
Nabors Industries, Inc.	4.625%		9/15/2021	10,369	9,032,519
Oceaneering International, Inc.	4.65%		11/15/2024	13,255	12,413,984
Precision Drilling Corp. (Canada)(b)	5.25%		11/15/2024	12,241	9,700,992
Pride International, Inc.	6.875%		8/15/2020	13,984	12,445,760
SESI LLC	7.125%		12/15/2021	5,865	5,315,156
Weatherford International Ltd.	4.50%		4/15/2022	14,428	11,253,840
Weatherford International Ltd.	5.125%		9/15/2020	10,207	8,318,705
Total					101,326,588

Oil Refining & Marketing 0.70%
Citgo Holding, Inc.†	10.75%		2/15/2020	16,840	16,871,575
CVR Refining LLC/Coffeyville Finance, Inc.	6.50%		11/1/2022	5,342	4,674,250
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%		11/15/2020	7,194	7,140,045
PBF Holding Co. LLC/PBF Finance Corp.†	7.00%		11/15/2023	7,251	6,942,832
Total					35,628,702

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 1.78%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(b)	4.625%	5/15/2023	$5,669	$5,669,000
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(b)	7.25%	5/15/2024	6,926	7,099,150
BWAY Holding Co.†	9.125%	8/15/2021	4,959	4,797,833
Consolidated Container Co. LLC/Consolidated Container Capital, Inc.†	10.125%	7/15/2020	3,170	2,853,000
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	9,775	9,628,375
Graphic Packaging International, Inc.	4.75%	4/15/2021	6,975	7,323,750
Graphic Packaging International, Inc.	4.875%	11/15/2022	3,938	4,075,830
Pactiv LLC	7.95%	12/15/2025	9,375	9,515,625
PaperWorks Industries, Inc.†	9.50%	8/15/2019	9,112	8,496,940
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	5,290	5,468,537
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	3,969	4,129,971
Sealed Air Corp.†	4.875%	12/1/2022	3,724	3,821,755
Sealed Air Corp.†	5.125%	12/1/2024	5,987	6,181,577
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	6,437	6,171,474
Silgan Holdings, Inc.	5.50%	2/1/2022	4,418	4,605,765
Total				89,838,582

Personal & Household Products 1.75%
American Greetings Corp.	7.375%	12/1/2021	4,620	4,741,275
Brunswick Corp.†	4.625%	5/15/2021	5,696	5,738,720
Central Garden & Pet Co.	6.125%	11/15/2023	9,889	10,309,282
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	7,325	7,444,031
Edgewell Personal Care Co.	4.70%	5/24/2022	4,757	4,988,904
Elizabeth Arden, Inc.	7.375%	3/15/2021	7,703	5,815,765
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	8,737	6,378,010
Gibson Brands, Inc.†	8.875%	8/1/2018	7,675	4,086,938
Scotts Miracle-Gro Co. (The)†	6.00%	10/15/2023	5,918	6,302,670
Serta Simmons Bedding LLC†	8.125%	10/1/2020	4,248	4,502,880
Springs Industries, Inc.	6.25%	6/1/2021	10,402	10,584,035
Tempur Sealy International, Inc.	5.625%	10/15/2023	6,924	7,209,615
Vista Outdoor, Inc.†	5.875%	10/1/2023	10,017	10,518,852
Total				88,620,977

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 0.32%
ConvaTec Finance International SA PIK (Luxembourg)†(b)	8.25%	1/15/2019	$4,410	$4,415,513
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	6,329	6,477,731
Quintiles Transnational Corp.†	4.875%	5/15/2023	4,972	5,059,010
Total				15,952,254

Rail 0.61%
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	15,436	15,436,000
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	8,510	7,105,850
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	8,525	8,525,000
Total				31,066,850

Real Estate Investment Trusts 0.53%
DuPont Fabros Technology LP	5.625%	6/15/2023	4,895	5,041,850
Qualitytech LP/QTS Finance Corp.	5.875%	8/1/2022	11,206	11,472,142
Vereit Operating Partnership LP(h)	4.875%	6/1/2026	5,159	5,281,526
Vingroup JSC (Vietnam)†(b)	11.625%	5/7/2018	4,625	5,029,688
Total				26,825,206

Recreation & Travel 0.67%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024	6,711	7,012,995
ClubCorp Club Operations, Inc.†	8.25%	12/15/2023	5,282	5,334,820
NCL Corp. Ltd.†	4.625%	11/15/2020	6,419	6,579,475
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	8,646	10,094,205
Six Flags Entertainment Corp.†	5.25%	1/15/2021	4,700	4,890,914
Total				33,912,409

Restaurants 0.86%
Arcos Dorados Holdings, Inc. (Argentina)†(b)	6.625%	9/27/2023	4,697	4,647,165
Carrols Restaurant Group, Inc.	8.00%	5/1/2022	6,861	7,452,761
CEC Entertainment, Inc.	8.00%	2/15/2022	6,010	5,694,475
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	5,655	5,287,425
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	5,830	5,917,450
Wendy’s International LLC	7.00%	12/15/2025	2,689	2,715,890
Yum! Brands, Inc.	3.75%	11/1/2021	1,757	1,702,094
Yum! Brands, Inc.	3.875%	11/1/2023	11,069	10,224,989
Total				43,642,249

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 2.47%
Alliance Data Systems Corp.†	5.375%	8/1/2022	$8,424	$8,213,400
Alliance Data Systems Corp.†	6.375%	4/1/2020	8,035	8,185,656
Aspect Software, Inc.(g)	10.625%	5/15/2017	3,663	366
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	4,282	4,619,208
Cengage Learning, Inc.†(h)	9.50%	6/15/2024	11,508	11,680,620
Ensemble S Merger Sub, Inc.†	9.00%	9/30/2023	6,529	6,561,645
First Data Corp.†	5.00%	1/15/2024	3,547	3,558,067
First Data Corp.†	5.75%	1/15/2024	7,067	7,093,501
First Data Corp.†	7.00%	12/1/2023	21,443	21,818,252
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.†	7.25%	8/1/2022	11,866	10,442,080
Informatica LLC†	7.125%	7/15/2023	4,940	4,730,050
MSCI, Inc.†	5.75%	8/15/2025	10,670	11,283,525
PTC, Inc.	6.00%	5/15/2024	5,913	6,171,694
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	9,140	9,939,750
VeriSign, Inc.	4.625%	5/1/2023	3,676	3,740,330
VeriSign, Inc.	5.25%	4/1/2025	6,747	6,898,808
Total				124,936,952

Specialty Retail 2.68%
Argos Merger Sub, Inc.†	7.125%	3/15/2023	14,372	14,587,580
Caleres, Inc.	6.25%	8/15/2023	5,716	5,858,900
Claire’s Stores, Inc.†	9.00%	3/15/2019	10,266	6,416,250
CST Brands, Inc.	5.00%	5/1/2023	8,059	8,099,295
First Cash Financial Services, Inc.	6.75%	4/1/2021	6,902	6,971,020
Hanesbrands, Inc.†	4.625%	5/15/2024	6,881	6,915,405
Hanesbrands, Inc.†	4.875%	5/15/2026	7,373	7,419,081
Hot Topic, Inc.†	9.25%	6/15/2021	9,398	9,515,475
Jo-Ann Stores LLC†	8.125%	3/15/2019	7,850	7,673,375
L Brands, Inc.	6.875%	11/1/2035	19,297	20,454,820
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	8,680	7,399,700
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	10,715	10,314,259
Murphy Oil USA, Inc.	6.00%	8/15/2023	6,482	6,757,485
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	10,845	8,242,200
William Carter Co. (The)	5.25%	8/15/2021	8,528	8,869,120
Total				135,493,965

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products 1.93%
AK Steel Corp.	8.75%	12/1/2018	$7,715	$7,907,875
Allegheny Technologies, Inc.	5.95%	1/15/2021	2,696	2,203,980
ArcelorMittal (Luxembourg)(b)	6.125%	6/1/2025	39,746	38,951,080
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(b)	6.50%	5/15/2021	8,832	9,096,960
Commercial Metals Co.	4.875%	5/15/2023	2,862	2,747,520
GTL Trade Finance, Inc.†	5.893%	4/29/2024	7,100	5,973,798
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	5,948	6,126,440
Steel Dynamics, Inc.	5.125%	10/1/2021	7,290	7,467,730
Steel Dynamics, Inc.	5.50%	10/1/2024	7,027	7,239,216
U.S. Steel Corp.	6.05%	6/1/2017	4,431	4,660,880
U.S. Steel Corp.†	8.375%	7/1/2021	4,919	5,091,165
Total				97,466,644

Support: Services 1.88%
AECOM	5.875%	10/15/2024	5,866	6,100,640
Ahern Rentals, Inc.†	7.375%	5/15/2023	6,512	4,851,440
APX Group, Inc.	8.75%	12/1/2020	8,150	7,457,250
BakerCorp International, Inc.	8.25%	6/1/2019	3,417	2,767,770
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	2,956	2,512,600
Brand Energy & Infrastructure Services, Inc.†	8.50%	12/1/2021	7,425	7,090,875
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.†(h)	7.75%	6/1/2024	10,408	10,460,040
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	7,123	4,914,870
Leidos Holdings, Inc.	4.45%	12/1/2020	8,625	8,538,750
MasTec, Inc.	4.875%	3/15/2023	12,880	11,978,400
Mobile Mini, Inc.†	5.875%	7/1/2024	5,916	6,078,690
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	6,510	6,347,250
Sotheby’s†	5.25%	10/1/2022	5,041	4,940,180
United Rentals North America, Inc.	5.50%	7/15/2025	607	597,895
United Rentals North America, Inc.	6.125%	6/15/2023	7,096	7,362,100
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019	6,025	3,343,875
Total				95,342,625

Technology Hardware & Equipment 0.86%
CDW LLC/CDW Finance Corp.	5.00%	9/1/2023	9,180	9,248,850
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	3,076	3,175,970
CDW LLC/CDW Finance Corp.	6.00%	8/15/2022	1,256	1,323,510
CommScope Technologies Finance LLC†	6.00%	6/15/2025	5,776	5,905,960

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment (continued)
Dell, Inc.	7.10%	4/15/2028	$1,418	$1,327,390
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(h)	5.45%	6/15/2023	8,300	8,451,799
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(h)	6.02%	6/15/2026	9,075	9,190,615
Project Homestake Merger Corp.†	8.875%	3/1/2023	4,667	4,830,345
Total				43,454,439

Telecommunications: Satellite 0.39%
Hughes Satellite Systems Corp.	7.625%	6/15/2021	5,097	5,536,616
Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	19,659	14,197,533
Total				19,734,149

Telecommunications: Wireless 2.53%
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	8,675	8,122,923
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	6,935	5,383,640
Digicel Ltd. (Jamaica)†(b)	6.75%	3/1/2023	4,235	3,747,975
SBA Communications Corp.	4.875%	7/15/2022	7,916	7,965,475
T-Mobile USA, Inc.	6.375%	3/1/2025	2,650	2,785,813
T-Mobile USA, Inc.	6.50%	1/15/2024	7,272	7,744,680
T-Mobile USA, Inc.	6.50%	1/15/2026	16,120	17,107,350
T-Mobile USA, Inc.	6.731%	4/28/2022	12,805	13,477,262
T-Mobile USA, Inc.	6.836%	4/28/2023	29,316	31,148,250
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	4,735	4,746,838
Wind Acquisition Finance SA (Italy)†(b)	4.75%	7/15/2020	5,250	5,171,250
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021	21,625	20,570,781
Total				127,972,237

Telecommunications: Wireline Integrated & Services 3.58%
Cogent Communications Group, Inc.†	5.375%	3/1/2022	9,292	9,384,920
Columbus International, Inc. (Barbados)†(b)	7.375%	3/30/2021	6,450	6,785,400
Communications Sales & Leasing, Inc.	8.25%	10/15/2023	6,750	6,395,625
Consolidated Communications, Inc.	6.50%	10/1/2022	5,250	4,803,750
CyrusOne LP/CyrusOne Finance Corp.	6.375%	11/15/2022	2,865	3,051,225
Equinix, Inc.	5.375%	4/1/2023	4,260	4,403,775
Equinix, Inc.	5.875%	1/15/2026	11,953	12,490,885
FairPoint Communications, Inc.†	8.75%	8/15/2019	7,601	7,344,466
Frontier Communications Corp.	6.875%	1/15/2025	6,911	5,779,324
Frontier Communications Corp.	9.25%	7/1/2021	9,025	9,487,531

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services (continued)
Frontier Communications Corp.†	10.50%	9/15/2022	$29,701	$31,037,545
Frontier Communications Corp.†	11.00%	9/15/2025	28,821	29,433,446
GCI, Inc.	6.875%	4/15/2025	9,869	9,992,362
Sable International Finance Ltd.†	6.875%	8/1/2022	9,375	9,632,813
Telecom Italia SpA (Italy)†(b)	5.303%	5/30/2024	11,560	11,682,883
Windstream Services LLC	7.75%	10/15/2020	13,697	12,875,180
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	6,563	6,776,298
Total				181,357,428

Theaters & Entertainment 0.21%
Carmike Cinemas, Inc.†	6.00%	6/15/2023	5,723	6,066,380
Cinemark USA, Inc.	4.875%	6/1/2023	4,515	4,492,425
Total				10,558,805

Transportation: Infrastructure/Services 0.47%
Aeropuerto Internacional de Tocumen SA (Panama)†(b)	5.625%	5/18/2036	5,775	5,760,562
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%	10/30/2019	7,631	6,600,815
Ultrapetrol Bahamas Ltd. (Bahamas)(b)(g)	8.875%	6/15/2021	6,354	1,175,490
XPO Logistics, Inc.†	6.50%	6/15/2022	4,052	3,910,180
XPO Logistics, Inc.†	7.875%	9/1/2019	6,146	6,422,570
Total				23,869,617

Trucking & Delivery 0.13%
DH Services Luxembourg Sarl (Luxembourg)†(b)	7.75%	12/15/2020	6,631	6,564,690
Total High Yield Corporate Bonds (cost $4,124,288,043)				4,155,571,145

MUNICIPAL BONDS 0.07%

Tax Revenue
PR Corp. Sales Tax	5.25%	8/1/2040	3,365	2,061,063
PR Corp. Sales Tax	6.05%	8/1/2037	2,450	1,531,250
Total Municipal Bonds (cost $3,608,124)				3,592,313

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.20%
CGBAM Commercial Mortgage Trust 2015-SMRT E†	3.912%	#	4/10/2028	$3,953	$3,807,195
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%		7/15/2056	2,000	2,061,746
Motel 6 Trust 2015-MTL6 F†	5.00%		2/5/2030	4,250	3,984,802
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,900,032)					9,853,743
Total Long-Term Investments (cost $4,913,379,446)					4,960,171,259

SHORT-TERM INVESTMENT 2.09%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $107,240,000 of U.S. Treasury Note at 1.00% due 12/15/2017; value: $107,910,250; proceeds: $105,794,361 (cost $105,794,273)				105,794	105,794,273
Total Investments in Securities 100.10% (cost $5,019,173,719)					5,065,965,532
Liabilities in Excess of Cash & Other Assets(i) (0.10%)					(4,950,929)
Net Assets 100.00%					$5,061,014,603

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2016.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2016.
(d)	Interest rate to be determined.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Defaulted (non-income producing security).
(h)	Securities purchased on a when-issued basis (See Note 2(i)).
(i)	Liabilities in Excess of Cash & Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Open Forward Foreign Currency Exchange Contracts at May 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	8/19/2016	6,550,000	$5,045,564	$4,995,183	$50,381
euro	Sell	Morgan Stanley	8/16/2016	19,800,000	22,601,524	22,087,225	514,299
euro	Sell	State Street Bank and Trust	8/16/2016	1,800,000	2,063,511	2,007,930	55,581
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$620,261

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Goldman Sachs	7/19/2016	5,400,000	$7,934,771	$7,823,572	$(111,199)
British pound	Sell	Morgan Stanley	7/19/2016	880,000	1,267,227	1,274,952	(7,725)
British pound	Sell	Standard Chartered Bank	7/19/2016	835,000	1,209,155	1,209,756	(601)
British pound	Sell	Standard Chartered Bank	7/19/2016	2,200,000	3,116,727	3,187,381	(70,654)
British pound	Sell	Standard Chartered Bank	7/19/2016	18,100,000	25,670,615	26,223,455	(552,840)
British pound	Sell	State Street Bank and Trust	7/19/2016	255,000	365,805	369,446	(3,641)
British pound	Sell	State Street Bank and Trust	7/19/2016	480,000	685,342	695,429	(10,087)
British pound	Sell	UBS AG	7/19/2016	971,000	1,398,434	1,406,794	(8,360)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(765,107)

Open Futures Contracts at May 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. Long Bond	September 2016	195	Long	$31,845,938	$45,360
U.S. 5-Year Treasury Note	September 2016	427	Short	(51,290,039)	29,272
Totals				$(19,444,101)	$74,632

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2016	962	Short	$(124,759,375)	$(15,185)

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

Credit Default Swaps – Sell Protection at May 31, 2016(1):

Referenced Issuer	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Receivable/ (Payable) at Fair Value(5)
JC Penney Co., Inc.(6)	5.00%	12/20/2020	$5,813,000	$5,418,816	$(303,994)	$ (90,190)	$(394,184)
New Albertson’s, Inc.(7)	5.00%	3/20/2019	3,000,000	3,291,903	(58,511)	350,414	291,903
					$(362,505)	$260,224	$(102,281)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps amounted to $350,414. Total unrealized depreciation on Credit Default Swaps amounted to $90,190.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Barclays Bank plc. Moody’s Credit Rating: Caa2
(7)	Swap Counterparty: Citibank. S&P Credit Rating: B-

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Common Stocks
Auto Parts & Equipment	$–	$9,007,284	$–		$9,007,284
Investments & Miscellaneous Financial Services	4,791,975	–	48,812	(4)	4,840,787
Metals/Mining (Excluding Steel)	29,721,084	–	62,206	(4)	29,783,290
Remaining Industries	244,816,533	–	–		244,816,533
Convertible Bonds	–	69,495,168	–		69,495,168
Convertible Preferred Stocks
Electric: Integrated	5,132,109	–	–		5,132,109
Energy: Exploration & Production	4,800,025	–	–		4,800,025
Investments & Miscellaneous
Financial Services	–	2,627,794	–		2,627,794
Floating Rate Loans(5)
Auto Parts & Equipment	–	–	4,307,082		4,307,082
Building Materials	–	13,051,622	–		13,051,622
Chemicals	–	5,308,941	–		5,308,941
Department Stores	–	2,448,419	–		2,448,419
Diversified Capital Goods	–	–	19,483,075		19,483,075
Electric: Generation	–	20,151,481	–		20,151,481
Energy: Exploration & Production	–	25,065,961	–		25,065,961
Food & Drug Retailers	–	3,859,278	–		3,859,278
Gaming	–	18,287,940	11,914,500		30,202,440
Gas Distribution	–	2,073,071	–		2,073,071
Health Services	–	11,838,984	–		11,838,984
Machinery	–	6,080,452	–		6,080,452
Metals/Mining (Excluding Steel)	–	26,645,236	–		26,645,236
Oil Field Equipment & Services	–	564,950	–		564,950
Packaging	–	13,962,435	–		13,962,435
Personal & Household Products	–	7,390,802	–		7,390,802
Recreation & Travel	–	8,534,967	–		8,534,967
Software/Services	–	11,922,656	–		11,922,656
Specialty Retail	–	33,352,950	5,069,932		38,422,882
Steel Producers/Products	–	6,559,025	–		6,559,025
Support: Services	–	34,069,008	1,776,000		35,845,008
Telecommunications: Satellite	–	6,466,250	–		6,466,250
Telecommunications: Wireline Integrated & Services	–	8,659,911	–		8,659,911
Trucking & Delivery	–	7,440,072	–		7,440,072
Foreign Bonds
Luxembourg	–	–	2,891,083	(6)	2,891,083
Netherlands	–	13,188,375	638,916	(6)	13,827,291
Remaining Industries	–	28,789,290	–		28,789,290
Foreign Government Obligations	–	58,858,404	–		58,858,404
High Yield Corporate Bonds
Automakers	–	–	850	(4)	850
Banking	–	136,621,592	1,000	(4)	136,622,592
Chemicals	–	115,185,633	311	(4)	115,185,944
Metals/Mining (Excluding Steel)	–	272,970,213	5	(4)	272,970,218
Software/Services	–	124,936,586	366	(4)	124,936,952
Remaining Industries	–	3,505,854,589	–		3,505,854,589
Municipal Bonds	–	3,592,313	–		3,592,313
Non-Agency Commercial Mortgage-Backed Securities	–	9,853,743	–		9,853,743
Repurchase Agreement	–	105,794,273	–		105,794,273
Total	$289,261,726	$4,730,509,668	$46,194,138		$5,065,965,532

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2016

	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Credit Default Swaps
Assets	$–	$291,903	$–	$291,903
Liabilities	–	(394,184)	–	(394,184)
Forward Foreign Currency Exchange Contracts
Assets	–	620,261	–	620,261
Liabilities	–	(765,107)	–	(765,107)
Futures Contracts
Assets	74,632	–	–	74,632
Liabilities	(15,185)	–	–	(15,185)
Total	$59,447	$(247,127)	$–	$(187,860)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	Foreign Bonds	High Yield Corporate Bonds
Balance as of December 1, 2015	$346,817	$69,430,038	$844,776	$2,165
Accrued discounts/premiums	–	100,746	10,681	(8,863)
Realized gain (loss)	–	(3,903,544)	–	–
Change in unrealized appreciation/depreciation	8,259	3,122,154	(708,832)	(3,067,690)
Purchases	–	34,845,503	3,383,374	–
Sales	(244,058)	(29,277,273)	–	–
Net transfers in or out of Level 3	–	(31,767,035)	–	3,076,920
Balance as of May 31, 2016	$111,018	$42,550,589	$3,529,999	$2,532

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)

INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 100.07%

ASSET-BACKED SECURITIES 16.77%

Automobiles 9.11%
Ally Auto Receivables Trust 2012-5 A4	0.85%	1/16/2018	$487	$486,666
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	4,279	4,285,823
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	661	660,955
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	2,906	2,902,270
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,633	1,638,149
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	4,125	4,124,238
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	1,800	1,809,284
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,804	1,820,364
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	7,403	7,466,269
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	2,503	2,554,497
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,412	2,426,564
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	1,287	1,293,343
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	2,255	2,264,256
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	636	636,364
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	238	237,825
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	5,189	5,156,480
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,248,941
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	2,798	2,801,057
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	1,311	1,323,403
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,145,328

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	$3,837	$3,838,162
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	5,506	5,520,852
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	7,427	7,458,361
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	4,921	4,916,019
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	2,888	2,891,577
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	439	439,236
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	773	772,895
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	1,444	1,443,745
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	1,055	1,054,463
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	2,943	2,948,575
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	61	60,830
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	3,425	3,426,194
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,963	2,943,606
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	1,977	1,978,184
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	4,741	4,742,599
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	1,143	1,146,501
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	2,230	2,234,007
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,862	2,831,895
Drive Auto Receivables Trust 2015-CA A3†	1.38%	10/15/2018	1,939	1,938,808
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	843	845,872
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	2,275	2,304,330
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	5,265	5,264,263
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	3,620	3,619,261
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	1,051	1,051,051
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	4,359	4,358,809
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	6,149	6,154,754
Honda Auto Receivables Owner Trust 2013-3 A4	1.13%	9/16/2019	1,727	1,728,500
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	469	468,617
Hyundai Auto Receivables Trust 2012-C A4	0.73%	6/15/2018	358	357,310
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	1,612	1,612,401
M&T Bank Auto Receivables Trust 2013-1A A4†	1.57%	8/15/2018	2,100	2,106,052
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	4,655	4,663,866
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	2,955	2,952,296
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	1,648	1,648,225
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	1,070	1,072,504
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	467	471,199

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	$3,045	$3,114,575
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	1,946	1,995,856
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%		7/15/2019	1,984	1,983,035
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	855	854,891
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%		6/15/2018	6,259	6,259,290
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	4,196	4,152,530
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	257	253,344
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%		8/15/2022	388	388,380
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	2,546	2,544,697
Total					165,094,493

Credit Cards 1.51%
Capital One Multi-Asset Execution Trust 2014-A1	0.828%	#	11/15/2019	7,931	7,936,665
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	1,912	1,915,875
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	8,890	8,902,336
Citibank Credit Card Issuance Trust 2014-A2	1.02%		2/22/2019	1,283	1,283,867
Discover Card Execution Note Trust 2014-A3	1.22%		10/15/2019	6,965	6,978,324
First National Master Note Trust 2015-1 A	1.204%	#	9/15/2020	421	422,512
Total					27,439,579

Other 6.15%
Apollo Credit Funding IV Ltd. 4A A1†	2.092%	#	4/15/2027	3,000	2,997,356
Ascentium Equipment Receivables Trust 2016-1A A1†	0.95%		4/10/2017	2,756	2,756,050
Avenue CLO VI Ltd. 2007-6A A2†	0.97%	#	7/17/2019	2,380	2,385,958
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.77%	#	4/18/2025	2,500	2,479,872
Cent CLO Ltd. 2013-18A A†	1.739%	#	7/23/2025	2,500	2,474,154
Cent CLO Ltd. 2013-19A A1A†	1.948%	#	10/29/2025	2,600	2,571,154
CIFC Funding I Ltd. 2013-1A A1†	1.77%	#	4/16/2025	4,755	4,709,180
CIFC Funding II Ltd. 2014-2A A1L†	2.105%	#	5/24/2026	4,250	4,228,750
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,230	2,248,517
CNH Wholesale Master Note Trust 2013-2A A†	1.034%	#	8/15/2019	2,880	2,880,896
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	1,356	1,355,116
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	1,232	1,248,110
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	5,140	5,149,119
Ford Credit Floorplan Master Owner Trust 2012-2 A	1.92%		1/15/2019	3,370	3,387,065
Ford Credit Floorplan Master Owner Trust A 2014-1 A1	1.20%		2/15/2019	4,441	4,439,452

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.12%	#	10/19/2025	$4,500	$4,477,172
GE Dealer Floorplan Master Note Trust 2012-2 A	1.188%	#	4/22/2019	1,509	1,512,746
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.92%	#	4/17/2022	1,339	1,325,841
JFIN Revolver CLO Ltd. 2014-2A A2†	1.918%	#	2/20/2022	3,650	3,619,840
JFIN Revolver CLO Ltd. 2015-4A A†	1.771%	#	4/22/2020	1,838	1,830,113
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	3,275	3,281,961
Leaf Receivables Funding 11 LLC 2016-1 A1†	1.00%		6/15/2017	6,156	6,156,000
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	4,483	4,482,548
NCF Dealer Floorplan Master Trust 2016-1A B†	5.938%	#	3/21/2022	761	742,704
NCF Dealer Floorplan Master Trust 2016-1A C†	8.938%	#	3/21/2022	3,136	3,103,928
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	4,428	4,401,676
Oaktree CLO Ltd. 2014-2A A1A†	2.154%	#	10/20/2026	3,500	3,480,161
Oaktree EIF I Series Ltd. 2015-A1 B†	3.245%	#	10/18/2027	4,900	4,924,172
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.142%	#	4/15/2026	3,175	3,176,282
OHA Loan Funding Ltd. 2015-1A A†	2.118%	#	2/15/2027	2,000	1,997,320
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	899	911,421
OZLM Funding Ltd. 2012-1A A2R†	2.971%	#	7/22/2027	2,500	2,494,438
OZLM VII Ltd. 2014-7A A1B†	2.11%	#	7/17/2026	3,500	3,492,883
Shackleton CLO Ltd. 2014-5A A†	2.12%	#	5/7/2026	3,200	3,187,997
SLM Private Education Loan Trust 2011-B A1†	1.283%	#	12/16/2024	254	254,310
SLM Private Education Loan Trust 2012-C A1†	1.533%	#	8/15/2023	631	630,701
SLM Private Education Loan Trust 2012-E A1†	1.183%	#	10/16/2023	764	762,984
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.94%	#	4/17/2021	2,000	1,972,279
Venture XVIII CLO Ltd. 2014-18A A†	2.072%	#	10/15/2026	2,250	2,235,830
Westchester CLO Ltd. 2007-1A A1A†	0.841%	#	8/1/2022	1,793	1,772,424
Total					111,538,480
Total Asset-Backed Securities (cost $304,028,486)					304,072,552

				Shares
				(000)
COMMON STOCK 0.00%

Oil
OGX Petroleo e Gas SA ADR
(cost $42,947)				28	11,613

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

				Principal
	Interest	Maturity		Amount		Fair
Investments	Rate	Date		(000)		Value
CONVERTIBLE BONDS 0.08%

Oil 0.00%
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016		BRL	23	$39,911
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016		BRL	18	31,546
Total						71,457

Retail 0.08%
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019			$1,164	921,742
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020			759	543,634
Total						1,465,376
Total Convertible Bonds (cost $1,612,929)						1,536,833

CORPORATE BONDS 62.11%

Auto Parts: Original Equipment 0.16%
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018			2,000	1,881,000
Schaeffler Holding Finance BV PIK (Netherlands)†(c)	6.875%	8/15/2018			1,050	1,078,875
Total						2,959,875

Automotive 2.10%
Ford Motor Co.	6.375%	2/1/2029			6,906	8,301,275
Ford Motor Co.	7.45%	7/16/2031			7,115	9,310,312
Ford Motor Credit Co. LLC	3.00%	6/12/2017			4,925	4,995,260
General Motors Co.	6.60%	4/1/2036			13,450	15,466,316
Total						38,073,163

Banks: Regional 8.03%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%	7/28/2025			3,900	4,031,684
Banco de Bogota SA (Colombia)†(c)	6.25%	5/12/2026			1,820	1,792,700
Bank of America Corp.	3.875%	8/1/2025			6,120	6,403,117
Bank of America Corp.	4.20%	8/26/2024			2,372	2,430,795
Bank of America Corp.	4.25%	10/22/2026			4,347	4,424,081
Bank of America Corp.	4.45%	3/3/2026			6,910	7,139,868
Bank of America Corp.	6.30%	–	(d)		1,470	1,563,713
Bank of America Corp.	6.50%	–	(d)		6,717	7,094,831
Bank of New York Mellon Corp. (The)	4.95%	–	(d)		6,900	6,934,500
Citigroup, Inc.	5.95%	–	(d)		9,583	9,563,015
Citigroup, Inc.	6.125%	–	(d)		12,028	12,268,560
Commonwealth Bank of Australia (Australia)†(c)	4.50%	12/9/2025			10,000	10,320,920
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037			5,910	7,208,841

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Banks: Regional (continued)
Intesa Sanpaolo SpA (Italy)†(c)	5.71%	1/15/2026		$2,460	$2,424,465
JPMorgan Chase & Co.	5.30%	–	(d)	6,124	6,185,240
JPMorgan Chase & Co.	6.75%	–	(d)	6,515	7,239,794
Macquarie Bank Ltd. (Australia)†(c)	4.875%	6/10/2025		1,850	1,885,875
Macquarie Bank Ltd. (Australia)†(c)	6.625%	4/7/2021		5,946	6,777,364
Morgan Stanley	5.55%	–	(d)	4,882	4,888,102
PNC Financial Services Group, Inc. (The)	6.75%	–	(d)	5,900	6,571,125
Popular, Inc.	7.00%	7/1/2019		2,476	2,469,810
Santander Bank NA	8.75%	5/30/2018		1,000	1,108,638
Santander UK plc (United Kingdom)(c)	7.95%	10/26/2029		5,730	7,341,528
UBS Group Funding Jersey Ltd. (Jersey)†(c)	4.125%	4/15/2026		10,526	10,842,380
Wells Fargo & Co.	5.875%	–	(d)	6,172	6,611,755
Total					145,522,701

Beverages 0.34%
Beam Suntory, Inc.	6.625%	7/15/2028		755	950,126
Central American Bottling Corp. (Guatemala)†(c)	6.75%	2/9/2022		4,920	5,147,550
Total					6,097,676

Biotechnology Research & Production 1.02%
Amgen, Inc.	6.40%	2/1/2039		14,664	18,561,633

Business Services 0.51%
Chicago Parking Meters LLC†	5.489%	12/30/2020		3,147	3,427,649
Lender Processing Services, Inc.	5.75%	4/15/2023		5,604	5,912,220
Total					9,339,869

Chemicals 1.43%
Blue Cube Spinco, Inc.†	10.00%	10/15/2025		3,948	4,629,030
Dow Chemical Co. (The)	9.40%	5/15/2039		750	1,154,400
Grupo Idesa SA de CV (Mexico)†(c)	7.875%	12/18/2020		1,000	1,010,880
Montell Finance Co. BV (Netherlands)†(c)	8.10%	3/15/2027		8,359	10,774,166
Yara International ASA (Norway)†(c)	7.875%	6/11/2019		7,317	8,281,161
Total					25,849,637

Computer Hardware 1.35%
Dell, Inc.	7.10%	4/15/2028		3,725	3,486,973
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(e)	6.02%	6/15/2026		5,260	5,327,012
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(e)	8.10%	7/15/2036		2,000	2,051,298

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Computer Hardware (continued)
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	$8,607	$8,825,549
Leidos, Inc.	7.125%	7/1/2032	4,702	4,748,018
Total				24,438,850

Computer Software 0.09%
Aspect Software, Inc.(a)	10.625%	5/15/2017	758	76
Change Healthcare Holdings, Inc.	11.00%	12/31/2019	1,481	1,570,785
Total				1,570,861

Containers 0.16%
Coveris Holdings SA (Luxembourg)†(c)	7.875%	11/1/2019	1,550	1,526,750
PaperWorks Industries, Inc.†	9.50%	8/15/2019	1,460	1,361,450
Total				2,888,200

Drugs 2.45%
AbbVie, Inc.	4.30%	5/14/2036	5,420	5,383,979
Actavis Funding SCS (Luxembourg)(c)	4.55%	3/15/2035	14,773	14,648,020
Capsugel SA PIK (Luxembourg)†(c)	7.00%	5/15/2019	2,376	2,384,910
Express Scripts Holding Co.	6.125%	11/15/2041	6,375	7,272,823
Mylan NV†(e)	3.95%	6/15/2026	6,000	5,953,860
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	3,452	4,045,692
Zoetis, Inc.	4.70%	2/1/2043	4,781	4,710,691
Total				44,399,975

Electric: Power 2.36%
AES El Salvador Trust II†	6.75%	3/28/2023	1,060	890,400
Appalachian Power Co.	7.00%	4/1/2038	760	1,009,412
Cleco Corporate Holdings LLC†	4.973%	5/1/2046	4,924	4,948,645
Dominion Resources, Inc.	5.75%	10/1/2054	4,953	4,866,323
Dominion Resources, Inc.	7.00%	6/15/2038	4,000	5,164,252
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	2,900,014
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	3,017,118
Exelon Generation Co. LLC	6.25%	10/1/2039	6,250	6,874,194
FirstEnergy Solutions Corp.	6.05%	8/15/2021	6,491	6,975,248
PPL UK Distribution Holdings Ltd./Western Power
Distribution Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	1,750	1,830,927
Puget Sound Energy, Inc.(f)	6.974%	6/1/2067	3,106	2,628,453
Red Oak Power LLC	8.54%	11/30/2019	1,755	1,763,448
Total				42,868,434

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electrical Equipment 0.75%
KLA-Tencor Corp.	4.65%	11/1/2024	$6,750	$7,193,569
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.625%	6/1/2023	6,400	6,448,064
Total				13,641,633

Engineering & Contracting Services 0.07%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	1,500	1,357,500

Entertainment 0.50%
CCM Merger, Inc.†	9.125%	5/1/2019	1,250	1,311,185
EMI Music Publishing Group North America Holdings, Inc.†(e)	7.625%	6/15/2024	1,183	1,214,054
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	2,564	2,564,487
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,311	1,357,501
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	1,350	1,488,375
WMG Holdings Corp.†	13.75%	10/1/2019	333	352,564
WMG Holdings Corp.	13.75%	10/1/2019	734	777,122
Total				9,065,288

Financial Services 1.60%
Air Lease Corp.	4.25%	9/15/2024	1,140	1,153,612
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,237	1,076,957
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,000	1,905,000
Navient Corp.	4.875%	6/17/2019	3,948	3,869,040
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	7,100	7,401,750
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	2,318	2,422,310
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	10,600	11,250,426
Total				29,079,095

Food 1.01%
Bumble Bee Holdco SCA PIK (Luxembourg)†(c)	9.625%	3/15/2018	2,020	2,007,375
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(c)	9.875%	2/1/2020	1,515	1,575,600
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	3,319	3,435,165
Kraft Heinz Foods Co.	6.75%	3/15/2032	3,506	4,366,597
Kraft Heinz Foods Co.	6.875%	1/26/2039	3,585	4,751,200
Kraft Heinz Foods Co.†	7.125%	8/1/2039	493	653,526
US Foods, Inc.	8.50%	6/30/2019	1,515	1,558,556
Total				18,348,019

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Products 0.25%
Immucor, Inc.	11.125%	8/15/2019	$1,256	$1,149,240
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	1,771	1,629,320
Zimmer Biomet Holdings, Inc.	4.25%	8/15/2035	1,747	1,765,193
Total				4,543,753

Health Care Services 0.35%
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	1,745	1,627,213
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	1,735	1,674,275
MPH Acquisition Holdings LLC†(e)	7.125%	6/1/2024	440	453,200
Tenet Healthcare Corp.	8.00%	8/1/2020	2,472	2,532,255
Total				6,286,943

Household Equipment/Products 0.18%
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	1,400	1,422,750
Newell Brands, Inc.	5.375%	4/1/2036	1,727	1,925,317
Total				3,348,067

Insurance 2.02%
Aon Corp.	8.205%	1/1/2027	6,745	8,650,462
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,935	5,020,188
Protective Life Corp.	8.45%	10/15/2039	5,090	6,920,746
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,330	12,340,058
Trinity Acquistion plc (United Kingdom)(c)	4.40%	3/15/2026	2,464	2,525,598
Willis North America, Inc.	7.00%	9/29/2019	989	1,113,763
Total				36,570,815

Investment Management Companies 0.03%
GrupoSura Finance SA†	5.50%	4/29/2026	600	610,500

Leasing 0.85%
Aviation Capital Group Corp.†	6.75%	4/6/2021	5,330	6,042,888
Carnival plc (United Kingdom)(c)	7.875%	6/1/2027	5,500	6,935,626
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,094	2,444,745
Total				15,423,259

Lodging 0.35%
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	5,000	4,964,010
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,300	1,293,500
Total				6,257,510

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Machinery: Agricultural 0.20%
Reynolds American, Inc.	8.125%	5/1/2040		$2,664	$3,583,717

Manufacturing 1.10%
General Electric Co.	5.00%	–	(d)	12,696	13,314,930
Trinity Industries, Inc.	4.55%	10/1/2024		7,053	6,543,061
Total					19,857,991

Media 4.63%
21st Century Fox America, Inc.	6.75%	1/9/2038		13,421	16,625,693
Block Communications, Inc.†	7.25%	2/1/2020		500	507,500
CCO Safari II LLC†	6.384%	10/23/2035		2,850	3,271,082
Cox Communications, Inc.†	8.375%	3/1/2039		6,098	7,175,248
Discovery Communications LLC	6.35%	6/1/2040		5,960	6,086,370
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(c)	5.307%	5/11/2022		2,295	2,329,425
Time Warner Cable, Inc.	6.55%	5/1/2037		2,560	2,894,666
Time Warner Cable, Inc.	7.30%	7/1/2038		10,811	13,055,785
Time Warner, Inc.	7.625%	4/15/2031		10,500	14,019,169
Univision Communications, Inc.†	8.50%	5/15/2021		3,095	3,238,144
Viacom, Inc.	4.85%	12/15/2034		865	771,691
Viacom, Inc.	6.875%	4/30/2036		8,807	9,366,553
VTR Finance BV (Netherlands)†(c)	6.875%	1/15/2024		3,000	2,966,250
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		1,520	1,573,200
Total					83,880,776

Metals & Minerals: Miscellaneous 1.31%
Aleris International, Inc.†	9.50%	4/1/2021		956	984,680
Barrick International Barbados Corp. (Barbados)†(c)	6.35%	10/15/2036		4,799	4,712,200
Barrick North America Finance LLC	7.50%	9/15/2038		1,310	1,401,591
BHP Billiton Finance USA Ltd. (Australia)†(c)	6.75%	10/19/2075		6,000	6,231,000
Glencore Finance Canada Ltd. (Canada)†(c)	6.00%	11/15/2041		4,360	3,547,348
Glencore Funding LLC†	4.625%	4/29/2024		479	423,556
Goldcorp, Inc. (Canada)(c)	5.45%	6/9/2044		2,500	2,369,778
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022		3,922	3,735,705
Teck Resources Ltd. (Canada)†(c)(e)	8.50%	6/1/2024		389	399,698
Total					23,805,556

Miscellaneous 0.40%
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020		6,955	7,337,525

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Natural Gas 0.98%
AGL Capital Corp.	3.25%	6/15/2026	$4,631	$4,616,806
Black Hills Gas LLC†	5.90%	4/1/2017	4,150	4,257,593
Southern Star Central Corp.†	5.125%	7/15/2022	7,058	6,810,970
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,000,000
Total				17,685,369

Oil 4.48%
Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	976	12,198
Afren plc (United Kingdom)†(a)(c)	10.25%	4/8/2019	2,049	25,616
Alberta Energy Co., Ltd. (Canada)(c)	8.125%	9/15/2030	2,955	2,927,696
Anadarko Holding Co.	7.95%	4/15/2029	4,307	4,883,793
Apache Corp.	6.00%	1/15/2037	5,468	5,970,088
Bill Barrett Corp.	7.00%	10/15/2022	985	696,888
Canadian Natural Resources Ltd. (Canada)(c)	6.25%	3/15/2038	246	239,985
Canadian Oil Sands Ltd. (Canada)†(c)	9.40%	9/1/2021	1,250	1,394,207
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	1,975	1,989,812
Chaparral Energy, Inc.(a)	8.25%	9/1/2021	2,027	967,892
Citgo Holding, Inc.†	10.75%	2/15/2020	1,465	1,467,747
Continental Resources, Inc.	7.125%	4/1/2021	2,000	2,075,000
Eni SpA (Italy)†(c)	5.70%	10/1/2040	11,355	11,115,784
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	3,473	3,593,860
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,550	2,645,625
Kerr-McGee Corp.	7.125%	10/15/2027	2,600	2,732,088
Kerr-McGee Corp.	7.875%	9/15/2031	3,685	4,160,155
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	4,215	3,245,550
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	1,800	36
Range Resources Corp.	4.875%	5/15/2025	4,942	4,694,900
Sanchez Energy Corp.	6.125%	1/15/2023	6,614	4,795,150
Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	2,000	2,100,000
Shell International Finance BV (Netherlands)(c)	2.875%	5/10/2026	4,985	4,936,591
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	3,881	4,974,313
SM Energy Co.	6.125%	11/15/2022	3,100	2,852,000
Valero Energy Corp.	10.50%	3/15/2039	4,697	6,629,656
Total				81,126,630

Oil: Crude Producers 6.81%
Buckeye Partners LP	4.875%	2/1/2021	5,950	6,165,747
Colonial Pipeline Co.†	7.63%	4/15/2032	3,820	4,845,269
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	1,310	1,357,127

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers (continued)
DCP Midstream LLC†	6.75%	9/15/2037	$5,000	$4,312,500
DCP Midstream LLC†	9.75%	3/15/2019	1,065	1,138,219
Enbridge Energy Partners LP	8.05%	10/1/2037	5,055	3,911,306
Energy Transfer Partners LP	6.625%	10/15/2036	3,955	3,816,247
Energy Transfer Partners LP	7.50%	7/1/2038	6,379	6,601,480
Energy Transfer Partners LP	8.25%	11/15/2029	1,966	2,280,705
Enterprise Products Operating LLC	7.55%	4/15/2038	8,178	9,972,866
Enterprise Products Operating LLC(g)	8.375%	8/1/2066	5,000	4,342,315
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	7,789	7,545,820
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	7,490	7,619,862
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,780	7,285,083
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	915	955,910
Kinder Morgan, Inc.	7.75%	1/15/2032	14,673	15,910,800
Kinder Morgan, Inc.	7.80%	8/1/2031	620	668,504
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	6,700	6,344,230
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,894	1,935,530
Ruby Pipeline LLC†	6.00%	4/1/2022	9,231	8,835,165
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	3,500	3,596,250
Southeast Supply Header LLC†	4.25%	6/15/2024	6,900	6,690,330
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,051	1,163,664
Williams Cos., Inc. (The)	8.75%	3/15/2032	5,998	6,222,925
Total				123,517,854

Oil: Integrated Domestic 1.84%
Halliburton Co.	6.70%	9/15/2038	2,560	3,101,133
National Oilwell Varco, Inc.	2.60%	12/1/2022	14,169	12,657,196
Oceaneering International, Inc.	4.65%	11/15/2024	7,726	7,235,793
Schlumberger Holdings Corp.†	4.00%	12/21/2025	4,941	5,159,120
Weatherford International Ltd.	9.875%	3/1/2039	6,209	5,277,650
Total				33,430,892

Paper & Forest Products 0.64%
Georgia-Pacific LLC	8.875%	5/15/2031	5,028	7,818,128
International Paper Co.	7.30%	11/15/2039	2,955	3,799,394
Total				11,617,522

Real Estate Investment Trusts 2.71%
Brixmor Operating Partnership LP	3.85%	2/1/2025	5,700	5,545,490
Communications Sales & Leasing, Inc.	8.25%	10/15/2023	1,417	1,342,608

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts (continued)
EPR Properties	5.25%	7/15/2023	$9,021	$9,384,736
HCP, Inc.	3.40%	2/1/2025	8,777	8,356,292
HCP, Inc.	4.00%	12/1/2022	1,871	1,914,271
Hospitality Properties Trust	4.65%	3/15/2024	4,500	4,500,459
Omega Healthcare Investors, Inc.	4.50%	4/1/2027	3,865	3,704,668
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	1,315	1,339,142
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,873	3,008,111
Senior Housing Properties Trust	6.75%	12/15/2021	5,741	6,358,399
Vereit Operating Partnership LP	3.00%	2/6/2019	1,682	1,677,795
Vereit Operating Partnership LP(e)	4.875%	6/1/2026	1,970	2,016,787
Total				49,148,758

Retail 1.26%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	3,240	1,335,100
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	500	380,000
Neiman Marcus Group Ltd. LLC PIK†	8.75%	10/15/2021	1,000	707,500
New Albertson’s, Inc.	7.45%	8/1/2029	986	956,420
PVH Corp.	7.75%	11/15/2023	5,967	6,832,215
QVC, Inc.	4.375%	3/15/2023	3,841	3,787,898
Rite Aid Corp.	9.25%	3/15/2020	181	191,181
Serta Simmons Bedding LLC†	8.125%	10/1/2020	1,502	1,592,120
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	4,890	4,973,800
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,970	2,037,863
Total				22,794,097

Savings & Loan 0.16%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	2,485	2,890,915

Steel 0.34%
Allegheny Technologies, Inc.	9.375%	6/1/2019	2,813	2,805,968
Vale Overseas Ltd. (Brazil)(c)	6.875%	11/10/2039	4,000	3,290,000
Total				6,095,968

Technology 1.16%
Amazon.com, Inc.	4.80%	12/5/2034	8,882	10,081,567
Expedia, Inc.†	5.00%	2/15/2026	5,920	5,930,402
Priceline Group, Inc. (The)	3.60%	6/1/2026	4,950	4,971,513
Total				20,983,482

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications 5.71%
AT&T, Inc.	6.30%	1/15/2038	$20,901	$24,740,848
AT&T, Inc.	6.50%	9/1/2037	13,035	15,747,271
CenturyLink, Inc.	6.875%	1/15/2028	2,515	2,118,887
Digicel Group Ltd. (Jamaica)†(c)	7.125%	4/1/2022	1,750	1,358,525
Digicel Ltd. (Jamaica)†(c)	6.75%	3/1/2023	924	817,740
Frontier Communications Corp.	6.875%	1/15/2025	5,510	4,607,737
Frontier Communications Corp.†	10.50%	9/15/2022	1,340	1,400,300
GTH Finance BV (Netherlands)†(c)	7.25%	4/26/2023	650	659,750
Motorola Solutions, Inc.	3.75%	5/15/2022	2,426	2,385,153
Orange SA (France)(c)	9.00%	3/1/2031	2,545	3,910,846
Qwest Capital Funding, Inc.	6.875%	7/15/2028	2,255	1,905,475
T-Mobile USA, Inc.	6.542%	4/28/2020	2,206	2,279,043
U.S. Cellular Corp.	6.70%	12/15/2033	2,424	2,228,601
Verizon Communications, Inc.	4.40%	11/1/2034	8,691	8,841,911
Verizon Communications, Inc.	5.05%	3/15/2034	2,628	2,873,681
Verizon Communications, Inc.	5.85%	9/15/2035	18,834	22,274,256
Verizon Communications, Inc.	6.40%	9/15/2033	4,233	5,289,663
Total				103,439,687

Utilities 0.42%
Aquarion Co.†	4.00%	8/15/2024	7,250	7,546,061
Total Corporate Bonds (cost $1,130,613,983)				1,125,846,056

FLOATING RATE LOANS(h) 1.20%

Business Services 0.14%
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	2,606	2,469,187

Electric: Power 0.07%
Moxie Liberty LLC Construction Term Loan B1	7.50%	8/21/2020	1,367	1,331,116

Electrical Equipment 0.01%
MKS Instruments, Inc. Term Loan	4.75%	5/1/2023	148	149,573

Entertainment 0.14%
Kasima LLC Term Loan	3.25%	5/17/2021	2,627	2,633,987

Financial: Miscellaneous 0.02%
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017	402	390,210

Gaming 0.19%
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	3,364	3,372,298

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount			Fair
Investments	Rate	Date	(000)			Value
Lodging 0.35%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020		$6,324		$6,337,295

Media 0.16%
AMC Networks, Inc. Term Loan A	1.937%	12/16/2019		3,040		3,007,690

Oil 0.04%
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020		4,000		720,000

Retail 0.08%
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021		1,847		1,384,431
Total Floating Rate Loans (cost $25,181,773)						21,795,787

FOREIGN BONDS(b) 0.67%

Brazil 0.03%
BRF SA†	7.75%	5/22/2018	BRL	2,500		619,189

Mexico 0.10%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250		1,726,094

United Kingdom 0.54%
Old Mutual plc	8.00%	6/3/2021	GBP	5,000		7,773,633
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	1,750		1,968,109
Total						9,741,742
Total Foreign Bonds (cost $14,352,958)						12,087,025

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.20%

Argentina 0.10%
Provincia de Mendoza†	8.375%	5/19/2024		$800		786,000
Provincia de Neuquen†	8.625%	5/12/2028		1,050		1,071,000
Total						1,857,000

Qatar 0.10%
State of Qatar†	3.25%	6/2/2026		1,800		1,777,500
Total Foreign Government Obligations (cost $3,621,047)						3,634,500

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.60%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%(i)	10/15/2020		–	(j)	534
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon	7/1/2022		3		3,026
Federal Home Loan Mortgage Corp. 181 F IO	494.14%(i)	8/15/2021		–	(j)	167
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%(i)	12/15/2020		–	(j)	616

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 1032 O IO	544.714%(i)		12/15/2020	$–	(j)	$725
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%(i)		2/15/2021	–	(j)	504
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%(i)		2/15/2021	–	(j)	483
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%(i)		4/15/2021	–	(j)	244
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%(i)		4/15/2021	–	(j)	473
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%(i)		4/15/2021	–	(j)	1,652
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%(i)		5/15/2021	–	(j)	1,497
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	6		5,532
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%(i)		9/15/2021	–	(j)	654
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	5		5,331
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%(i)		11/15/2021	–	(j)	474
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%(i)		2/15/2022	–	(j)	151
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%(i)		4/15/2022	–	(j)	217
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	35		33,545
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	12		11,828
Federal National Mortgage Assoc. 94 2 IO	9.50%(i)		8/25/2021	3		405
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	1		1,374
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%(i)		12/25/2021	–	(j)	568
Government National Mortgage Assoc. 2013-48 IO	0.596%	#(i)	7/16/2054	19,312		913,989
Government National Mortgage Assoc. 2015-48 AS	2.90%		2/16/2049	9,642		9,869,878
Total Government Sponsored Enterprises Collateralized
Mortgage Obligations (cost $10,877,180)						10,853,867

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.69%
Federal National Mortgage Assoc.(k)	3.50%		TBA	33,050		34,593,816
Federal National Mortgage Assoc.(k)	3.00%		TBA	31,410		32,229,335
Total Government Sponsored Enterprises Pass-Throughs (cost $66,793,108)						66,823,151

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
MUNICIPAL BONDS 1.55%

Miscellaneous
Municipal Elec Auth of Georgia	7.055%		4/1/2057	$4,250	$4,988,990
New York City Indus Dev Agy†	11.00%		3/1/2029	9,669	13,174,979
North Texas Tollway Auth	8.41%		2/1/2030	1,950	2,424,884
North Texas Tollway Auth	8.91%		2/1/2030	6,250	7,561,125
Total Municipal Bonds (cost $27,085,716)					28,149,978

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.85%
Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.366%	#	9/15/2048	501	500,304
Citigroup Commercial Mortgage Trust 2016-P3 C	4.836%	#	4/15/2049	1,159	1,194,928
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#	4/15/2049	917	603,258
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	5,100	5,045,758
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646%	#	10/10/2053	1,500	1,495,424
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646%	#	10/10/2053	3,186	2,365,501
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.942%	#	9/15/2039	1,300	1,341,476
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%		7/27/2036	358	348,047
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%		6/27/2037	618	604,638
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,400	2,837,087
DBWF Mortgage Trust 2015-LCM D†	3.421%	#	6/10/2034	1,600	1,374,515
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#	12/15/2019	1,472	1,442,209
GS Mortgage Securities Trust 2013-GC12 XA IO	1.714%	#	6/10/2046	28,518	2,071,234
GS Mortgage Securities Trust 2013-GC12 XB IO	0.542%	#	6/10/2046	47,400	1,586,525
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#	7/10/2048	1,022	1,010,968
GS Mortgage Securities Trust 2015-GS1 XB IO	0.185%	#	11/10/2048	30,000	585,750
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723%	#	8/5/2034	16,028	759,807
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	3,500	3,605,644
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#	8/5/2034	3,294	3,149,005
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665%	#	8/5/2034	18,308	567,823
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.25%	#	4/15/2047	6,692	281,914
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.281%	#	4/15/2047	1,896	42,776

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.312%	#	7/15/2048	$824	$724,853
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.638%	#	3/18/2051	3,810	4,093,331
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	1,211	1,009,718
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	4,585	4,694,716
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	751	741,633
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.298%	#	7/15/2046	2,256	2,027,726
Wells Fargo Commercial Mortgage Trust 2016-C33 C	3.896%		3/15/2059	2,466	2,322,210
Wells Fargo Commercial Mortgage Trust 2016-C33 D†	3.123%		3/15/2059	1,973	1,300,071
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	939	950,594
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.196%	#	5/15/2047	13,210	794,757
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#	5/15/2047	2,617	112,849
Total Non-Agency Commercial Mortgage-Backed Securities (cost $50,790,121)					51,587,049

	Dividend			Shares
	Rate			(000)
PREFERRED STOCK 0.20%

Electric: Power
SCE Trust III
(cost $2,990,000)	5.75%			120	3,534,180

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)
U.S. TREASURY OBLIGATIONS 10.15%
U.S. Treasury Note	1.25%		3/31/2021	$33,822	33,639,666
U.S. Treasury Note	1.375%		1/31/2021	15,267	15,280,710
U.S. Treasury Note	1.375%		5/31/2021	83,525	83,586,975
U.S. Treasury Note	1.75%		10/31/2020	42,301	43,071,851
U.S. Treasury Note	2.625%		11/15/2020	7,926	8,370,752
Total U.S. Treasury Obligations (cost $183,975,446)					183,949,954
Total Long-Term Investments (cost $1,821,965,694)					1,813,882,545

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENT 2.29%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $42,260,000 of Federal Home Loan Mortgage Corp. at 1.25% due 6/29/2018; value: $42,365,650; proceeds: $41,530,821 (cost $41,530,787)			$41,531	$41,530,787
Total Investments in Securities 102.36% (cost $1,863,496,481)				1,855,413,332
Liabilities in Excess of Other Assets(l) (2.36%)				(42,690,562)
Net Assets 100.00%				$1,812,722,770

BRL	Brazilian real.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2016.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Securities purchased on a when-issued basis (See Note 2(i)).
(f)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(g)	Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2016.
(i)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(j)	Amount is less than $1,000.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned (See Note 2(j)).
(l)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

Open Forward Foreign Currency Exchange Contracts at May 31, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Argentine peso	Buy	Bank of America	7/5/2016	55,900,000	$3,472,050	$3,893,097	$421,047
Argentine peso	Buy	J.P. Morgan	6/15/2016	79,000,000	5,035,054	5,589,158	554,104
Argentine peso	Buy	J.P. Morgan	7/5/2016	27,000,000	1,818,794	1,880,387	61,592
Brazilian real	Buy	Bank of America	6/10/2016	6,700,000	1,775,185	1,849,598	74,412
Brazilian real	Buy	Goldman Sachs	6/10/2016	2,640,000	713,899	728,797	14,897
Brazilian real	Buy	Goldman Sachs	6/10/2016	9,500,000	2,469,823	2,622,564	152,741
Brazilian real	Buy	Morgan Stanley	8/12/2016	1,190,000	321,283	322,482	1,199
Brazilian real	Buy	State Street Bank and Trust	7/13/2016	24,600,000	6,511,382	6,727,863	216,481
Colombian peso	Buy	Bank of America	6/10/2016	27,350,000,000	8,540,870	8,834,446	293,576
Indian rupee	Buy	Bank of America	6/10/2016	383,000,000	5,644,056	5,687,410	43,354
Philippine peso	Buy	Bank of America	6/10/2016	71,000,000	1,502,900	1,518,004	15,104
Russian ruble	Buy	Barclays Bank plc	8/12/2016	99,000,000	1,453,017	1,455,935	2,918
Russian ruble	Buy	J.P. Morgan	6/10/2016	497,000,000	6,772,034	7,437,350	665,316
Russian ruble	Buy	J.P. Morgan	7/13/2016	293,000,000	4,266,162	4,345,716	79,554
Singapore dollar	Buy	Standard Chartered Bank	8/12/2016	2,685,000	1,947,104	1,947,391	287
South Korean won	Buy	J.P. Morgan	6/10/2016	8,470,000,000	7,062,276	7,112,153	49,877
Turkish lira	Buy	Bank of America	8/12/2016	7,550,000	2,489,175	2,510,787	21,612
Australian dollar	Sell	J.P. Morgan	6/10/2016	2,320,000	1,703,002	1,676,257	26,745
Australian dollar	Sell	Standard Chartered Bank	6/10/2016	2,380,000	1,762,499	1,719,608	42,891
British pound	Sell	J.P. Morgan	7/19/2016	138,000	200,036	199,936	100
Chilean peso	Sell	Bank of America	6/10/2016	441,000,000	637,836	636,043	1,793
Chilean peso	Sell	Bank of America	6/10/2016	636,000,000	959,450	917,287	42,163
Colombian peso	Sell	Bank of America	6/10/2016	5,545,000,000	1,880,579	1,791,115	89,464
Colombian peso	Sell	J.P. Morgan	6/10/2016	437,000,000	141,166	141,157	9
Colombian peso	Sell	State Street Bank and Trust	6/10/2016	1,453,500,000	481,291	469,502	11,789
euro	Sell	Goldman Sachs	7/13/2016	1,710,000	1,907,654	1,905,341	2,313
euro	Sell	J.P. Morgan	7/13/2016	4,225,000	4,848,473	4,707,640	140,833
euro	Sell	Morgan Stanley	8/16/2016	1,120,000	1,278,470	1,249,378	29,092
Hungarian forint	Sell	Bank of America	7/13/2016	459,000,000	1,628,703	1,627,845	858
Hungarian forint	Sell	Barclays Bank plc	6/10/2016	35,000,000	126,825	124,167	2,658
Indian rupee	Sell	Barclays Bank plc	6/10/2016	85,700,000	1,272,930	1,272,614	316
Indian rupee	Sell	UBS AG	6/10/2016	20,300,000	303,779	301,448	2,331
Mexican peso	Sell	Barclays Bank plc	6/10/2016	4,650,000	268,253	251,727	16,526
Philippine peso	Sell	Barclays Bank plc	6/10/2016	10,000,000	217,113	213,803	3,310
Philippine peso	Sell	Morgan Stanley	7/13/2016	16,150,000	344,622	344,526	96
Polish zloty	Sell	Bank of America	6/10/2016	670,000	179,531	169,859	9,672
Polish zloty	Sell	Deutsche Bank AG	7/13/2016	4,935,000	1,251,553	1,250,170	1,383
Polish zloty	Sell	J.P. Morgan	6/10/2016	780,000	197,950	197,746	204
Romanian new leu	Sell	Bank of America	6/10/2016	16,200,000	4,106,979	3,990,179	116,800

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Russian ruble	Sell	J.P. Morgan	6/10/2016	28,300,000	$427,183	$423,495	$3,688
Singapore dollar	Sell	State Street Bank and Trust	8/12/2016	1,100,000	802,770	797,814	4,956
South African rand	Sell	J.P. Morgan	6/10/2016	8,200,000	544,262	520,914	23,348
South African rand	Sell	J.P. Morgan	6/10/2016	10,390,000	724,576	660,036	64,540
South Korean won	Sell	Barclays Bank plc	6/10/2016	3,600,000,000	3,025,134	3,022,875	2,259
South Korean won	Sell	State Street Bank and Trust	6/10/2016	592,300,000	518,615	497,347	21,268
Taiwan dollar	Sell	Bank of America	6/13/2016	130,500,000	4,005,636	4,000,000	5,636
Thai baht	Sell	J.P. Morgan	6/10/2016	70,930,000	2,028,177	1,985,191	42,986
Thai baht	Sell	State Street Bank and Trust	6/10/2016	6,900,000	196,548	193,117	3,430
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,381,528

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Argentine peso	Buy	Citibank N.A.	8/29/2016	56,200,000	$3,779,422	$3,774,008	$(5,414)
Australian dollar	Buy	J.P. Morgan	6/10/2016	4,700,000	3,570,659	3,395,864	(174,795)
Canadian dollar	Buy	J.P. Morgan	6/10/2016	2,265,000	1,769,375	1,727,176	(42,199)
Canadian dollar	Buy	Standard Chartered Bank	6/10/2016	120,000	92,569	91,506	(1,063)
Chilean peso	Buy	J.P. Morgan	6/10/2016	8,320,000,000	12,123,862	11,999,725	(124,137)
Chilean peso	Buy	J.P. Morgan	6/10/2016	290,000,000	427,647	418,260	(9,387)
Chinese yuan renminbi	Buy	Bank of America	7/13/2016	20,725,000	3,144,334	3,143,417	(917)
Chinese yuan renminbi	Buy	Bank of America	7/13/2016	19,936,000	3,062,366	3,023,748	(38,618)
Colombian peso	Buy	J.P. Morgan	8/12/2016	13,250,000,000	4,382,338	4,227,889	(154,449)
Czech koruna	Buy	J.P. Morgan	7/13/2016	37,570,000	1,594,071	1,548,693	(45,378)
Czech koruna	Buy	State Street Bank and Trust	7/13/2016	39,600,000	1,633,153	1,632,372	(781)
Hungarian forint	Buy	Barclays Bank plc	7/13/2016	2,595,000,000	9,509,270	9,203,175	(306,095)
Hungarian forint	Buy	Deutsche Bank AG	6/10/2016	35,000,000	124,693	124,167	(526)
Hungarian forint	Buy	Standard Chartered Bank	8/12/2016	460,000,000	1,663,940	1,631,089	(32,851)
Indian rupee	Buy	J.P. Morgan	7/13/2016	290,000,000	4,298,971	4,282,475	(16,497)
Indian rupee	Buy	J.P. Morgan	8/12/2016	303,000,000	4,487,227	4,454,984	(32,243)
Indonesian rupiah	Buy	Bank of America	7/13/2016	32,200,000,000	2,419,034	2,346,023	(73,011)
Indonesian rupiah	Buy	Goldman Sachs	8/12/2016	29,500,000,000	2,172,425	2,137,831	(34,594)
Indonesian rupiah	Buy	J.P. Morgan	6/10/2016	1,890,000,000	142,782	138,493	(4,289)
Indonesian rupiah	Buy	Standard Chartered Bank	6/10/2016	116,300,000,000	8,659,717	8,522,068	(137,649)
Israeli new shekel	Buy	J.P. Morgan	7/13/2016	7,350,000	1,909,748	1,909,179	(569)
Israeli new shekel	Buy	Morgan Stanley	7/13/2016	6,960,000	1,867,316	1,807,876	(59,440)
Malaysian ringgit	Buy	J.P. Morgan	7/13/2016	5,675,000	1,378,096	1,376,544	(1,552)

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Malaysian ringgit	Buy	Standard Chartered Bank	7/13/2016	5,460,000	$1,391,509	$1,324,393	$(67,116)
Mexican peso	Buy	Goldman Sachs	7/13/2016	80,680,000	4,544,639	4,351,999	(192,640)
Mexican peso	Buy	J.P. Morgan	6/10/2016	20,500,000	1,136,294	1,109,765	(26,529)
Mexican peso	Buy	J.P. Morgan	8/12/2016	76,200,000	4,192,427	4,097,503	(94,924)
Peruvian Nuevo sol	Buy	Bank of America	6/10/2016	12,040,000	3,617,245	3,562,454	(54,791)
Peruvian Nuevo sol	Buy	Morgan Stanley	6/10/2016	11,275,000	3,418,739	3,336,103	(82,636)
Peruvian Nuevo sol	Buy	State Street Bank and Trust	8/12/2016	11,685,000	3,436,259	3,430,574	(5,685)
Philippine peso	Buy	Bank of America	7/13/2016	657,000,000	14,171,700	14,015,711	(155,989)
Polish zloty	Buy	Bank of America	7/13/2016	15,650,000	4,041,068	3,964,570	(76,498)
Polish zloty	Buy	J.P. Morgan	7/13/2016	21,500,000	5,749,414	5,446,534	(302,880)
Polish zloty	Buy	J.P. Morgan	8/12/2016	18,900,000	4,864,011	4,785,316	(78,695)
Polish zloty	Buy	State Street Bank and Trust	6/10/2016	1,450,000	369,992	367,606	(2,386)
Romanian new leu	Buy	Bank of America	8/12/2016	9,225,000	2,279,601	2,274,374	(5,227)
Romanian new leu	Buy	J.P. Morgan	6/10/2016	15,800,000	3,989,320	3,891,656	(97,664)
Romanian new leu	Buy	UBS AG	6/10/2016	9,000,000	2,302,733	2,216,766	(85,967)
South African rand	Buy	Bank of America	6/10/2016	1,110,000	70,756	70,514	(242)
South African rand	Buy	Morgan Stanley	6/10/2016	8,025,000	517,753	509,797	(7,956)
South African rand	Buy	Morgan Stanley	6/10/2016	55,000,000	3,505,663	3,493,932	(11,731)
South African rand	Buy	Morgan Stanley	7/13/2016	108,300,000	7,259,233	6,834,369	(424,864)
South Korean won	Buy	Bank of America	7/13/2016	3,650,000,000	3,141,677	3,063,402	(78,275)
South Korean won	Buy	State Street Bank and Trust	8/12/2016	1,400,000,000	1,195,508	1,174,506	(21,002)
Taiwan dollar	Buy	J.P. Morgan	6/13/2016	48,860,000	1,513,162	1,497,625	(15,537)
Taiwan dollar	Buy	J.P. Morgan	6/13/2016	52,800,000	1,620,875	1,618,391	(2,484)
Thai baht	Buy	Bank of America	7/13/2016	177,500,000	5,057,701	4,965,283	(92,418)
Thai baht	Buy	J.P. Morgan	6/10/2016	165,500,000	4,674,811	4,632,019	(42,792)
Turkish lira	Buy	Citibank N.A.	6/10/2016	675,000	231,045	228,091	(2,954)
Turkish lira	Buy	Citibank N.A.	7/13/2016	20,800,000	7,158,135	6,968,692	(189,443)
Argentine peso	Sell	Bank of America	6/15/2016	7,735,000	543,570	547,242	(3,672)
Argentine peso	Sell	J.P. Morgan	6/15/2016	5,600,000	378,123	396,194	(18,071)
British pound	Sell	Standard Chartered Bank	7/19/2016	1,780,000	2,524,513	2,578,881	(54,368)
British pound	Sell	State Street Bank and Trust	6/13/2016	170,000	244,767	246,234	(1,468)
British pound	Sell	State Street Bank and Trust	6/13/2016	3,480,000	4,940,800	5,040,562	(99,762)
Canadian dollar	Sell	Standard Chartered Bank	6/10/2016	4,745,000	3,530,133	3,618,300	(88,167)
Indonesian rupiah	Sell	Barclays Bank plc	6/10/2016	12,950,000,000	946,852	948,932	(2,080)
Mexican peso	Sell	Barclays Bank plc	6/10/2016	15,850,000	857,557	858,038	(481)
Mexican peso	Sell	Barclays Bank plc	7/13/2016	5,035,000	271,423	271,595	(172)
Peruvian Nuevo sol	Sell	Bank of America	6/10/2016	12,200,000	3,540,748	3,609,796	(69,048)

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Philippine peso	Sell	J.P. Morgan	6/10/2016	6,040,000	$128,066	$129,137	$(1,071)
Philippine peso	Sell	J.P. Morgan	6/10/2016	54,960,000	1,174,685	1,175,063	(378)
Russian ruble	Sell	Goldman Sachs	6/10/2016	14,630,000	214,719	218,930	(4,211)
South African rand	Sell	J.P. Morgan	6/10/2016	11,785,000	748,295	748,654	(359)
Thai baht	Sell	Goldman Sachs	6/10/2016	60,450,000	1,690,294	1,691,877	(1,583)
Turkish lira	Sell	Bank of America	6/10/2016	675,000	228,013	228,091	(78)
Turkish lira	Sell	Barclays Bank plc	7/13/2016	1,080,000	361,693	361,836	(143)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,860,891)

Open Futures Contracts at May 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 5-Year Treasury Note	September 2016	3,803	Long	$456,805,666	$681,904

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. Long Bond	September 2016	17	Short	$(2,776,313)	$(2,288)
U.S. 2-Year Treasury Note	September 2016	236	Short	(51,425,875)	(33,591)
U.S. 10-Year Treasury Note	September 2016	3,038	Short	(393,990,625)	(47,964)
Ultra Long U.S. Treasury Bond	September 2016	63	Short	(11,032,875)	(38,994)
Totals				$(459,225,688)	$(122,837)

Credit Default Swaps on Indexes—Buy Protection at May 31, 2016(1):

							Credit
							Default
							Swap
							Agreements
Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized	Receivable at
Index*	Pays	Date	Amount	Value(2)	Upfront(3)	Depreciation(4)	Fair Value(5)
Markit CMBX.
NA.AAA.8(6)	.50%	10/17/2057	$8,877,000	$9,233,012	$434,756	$(78,744)	356,012

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments paid are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $78,744.
(5)	Includes upfront payments paid.
(6)	Swap Counterparty: Morgan Stanley
*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities (See Note 2(q)).

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$–	$105,382,480	$6,156,000	(4)	$111,538,480
Remaining Industries	–	192,534,072	–		192,534,072
Common Stock	11,613	–	–		11,613
Convertible Bonds
Oil	–	–	71,457	(5)	71,457
Remaining Industries	–	1,465,376	–		1,465,376
Corporate Bonds	–	–
Computer Services	–	1,570,785	76	(5)	1,570,861
Remaining Industries	–	1,124,275,195	–		1,124,275,195
Floating Rate Loans(6)
Business Services	–	2,469,187	–		2,469,187
Electric: Power	–	1,331,116	–		1,331,116
Electrical Equipment	–	149,573	–		149,573
Entertainment	–	2,633,987	–		2,633,987
Financial: Miscellaneous	–	–	390,210		390,210
Gaming	–	3,372,298	–		3,372,298
Lodging	–	6,337,295	–		6,337,295
Media	–	3,007,690	–		3,007,690
Oil	–	720,000	–		720,000
Retail	–	1,384,431	–		1,384,431
Foreign Bonds	–	12,087,025	–		12,087,025
Foreign Government Obligations	–	3,634,500	–		3,634,500
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	10,853,867	–		10,853,867
Government Sponsored Enterprises Pass-Throughs	–	66,823,151	–		66,823,151
Municipal Bonds	–	28,149,978	–		28,149,978
Non-Agency Commercial
Mortgage-Backed Securities	–	51,587,049	–		51,587,049
Preferred Stock	3,534,180	–	–		3,534,180
U.S. Treasury Obligations	–	183,949,954	–		183,949,954
Repurchase Agreement	–	41,530,787	–		41,530,787
Total	$3,545,793	$1,845,249,796	$6,617,743		$1,855,413,332

Other Financial Instruments
Credit Default Swaps
Assets	$–	$356,012	$–		$356,012
Liabilities	–	–	–		–
Forward Foreign Currency Exchange Contracts
Assets	–	3,381,528	–		3,381,528
Liabilities	–	(3,860,891)	–		(3,860,891)
Futures Contracts
Assets	681,904	–	–		681,904
Liabilities	(122,837)	–	–		(122,837)
Total	$559,067	$(123,301)	$–		$435,766

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2016

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

					Non-Agency
					Commercial
				Floating	Mortgaged-
	Asset-Backed	Convertible	Corporate	Rate	Backed
Investment Type	Securities	Bonds	Bonds	Loans	Securities
Balance as of December 1, 2015	$1,969,236	$71,814	$500,625	$4,241,232	$613,155
Accrued discounts/premiums	–	–	(5,225)	361	–
Realized gain (loss)	–	–	–	(181)	–
Change in unrealized appreciation/depreciation	–	(357)	(632,044)	3,340	–
Purchases	6,156,000	–	–	–	–
Sales	–	–	(500,000)	(167,736)	–
Net transfers in or out of Level 3	1,969,236	–	636,720	(3,686,806)	(613,155)
Balance as of May 31, 2016	$6,156,000	$71,457	$76	$390,210	$–

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 94.42%

ASSET-BACKED SECURITIES 15.84%

Automobiles 7.79%
Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$577	$577,299
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	789	790,174
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	402	403,394
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	106	106,072
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	685	685,387
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	694	697,579
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	695	701,304
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	2,090	2,107,862
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	694	698,190
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	495	497,439
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	901	904,698
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	252	251,798
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	450	449,888
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	51	51,224
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	460	459,659
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	3,004	2,985,174
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	694	694,851
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	1,031	1,032,126
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	514	518,863
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	422,283

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
California Republic Auto Receivables Trust 2016-1 A3	1.89%		5/15/2020	$814	$814,575
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%		11/20/2019	364	365,537
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%		9/20/2018	1,111	1,112,376
Capital Auto Receivables Asset Trust 2016-1 B	2.67%		12/21/2020	338	338,030
CarMax Auto Owner Trust 2013-1 C	1.54%		12/15/2018	208	208,511
CarMax Auto Owner Trust 2015-2 A2A	0.82%		6/15/2018	188	188,022
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%		5/15/2019	607	607,374
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%		12/15/2020	109	108,287
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%		10/15/2020	1,153	1,156,367
CPS Auto Receivables Trust 2016-B D†	6.58%		3/15/2022	350	352,530
Drive Auto Receivables Trust 2015-AA C†	3.06%		5/17/2021	371	373,830
Drive Auto Receivables Trust 2015-BA B†	2.12%		6/17/2019	877	878,576
Drive Auto Receivables Trust 2015-CA A3†	1.38%		10/15/2018	734	733,927
Drive Auto Receivables Trust 2015-CA B†	2.23%		9/16/2019	1,247	1,248,945
Drive Auto Receivables Trust 2015-CA C†	3.01%		5/17/2021	1,587	1,586,640
Drive Auto Receivables Trust 2015-DA C†	3.38%		11/15/2021	1,175	1,186,188
Drive Auto Receivables Trust 2015-DA D†	4.59%		1/17/2023	912	915,107
Drive Auto Receivables Trust 2016-AA B†	3.17%		5/15/2020	780	790,056
Drive Auto Receivables Trust 2016-BA B†	2.56%		6/15/2020	448	447,911
Drive Auto Receivables Trust 2016-BA C†	3.19%		7/15/2022	448	447,746
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	927	926,649
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	388	388,080
Ford Credit Auto Lease Trust 2016-A A3	1.71%		4/15/2019	911	916,571
Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.334%	#	3/15/2021	259	259,255
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	301	299,902
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%		3/15/2019	1,156	1,155,269
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	1,024	1,018,326
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	943	942,137
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	97	96,780
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	175	176,934
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	382	385,435
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	693	696,758

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	$818	$828,535
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	207	210,624
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	678	695,370
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	245	244,969
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%		1/15/2019	368	368,462
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	596	600,023
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	215	213,195
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	136	135,597
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%		8/15/2022	130	130,127
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	359	358,414
Total					39,943,211

Credit Cards 1.17%
Bank of America Credit Card Trust 2014-A3 A	0.724%	#	1/15/2020	770	771,481
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	331	331,671
Capital One Multi-Asset Execution Trust 2015-A3	0.833%	#	3/15/2023	2,740	2,726,215
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	169	171,045
Discover Card Execution Note Trust 2016-A2	0.974%	#	9/15/2021	744	748,853
First National Master Note Trust 2015-1 A	1.204%	#	9/15/2020	162	162,582
MBNA Credit Card Master Note Trust 2004-A3	0.694%	#	8/16/2021	891	887,890
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	179	179,115
Total					5,978,852

Home Equity 0.29%
Asset Backed Securities Corp. Home Equity
Loan Trust Series NC 2006-HE4 A5	0.599%	#	5/25/2036	1,359	1,287,994
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	215	211,804
Total					1,499,798

Other 6.59%
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.84%	#	4/16/2021	481	473,806
Ascentium Equipment Receivables LLC 2015-2A A2†	1.57%		12/11/2017	510	509,860
Avenue CLO VI Ltd. 2007-6A A2†	0.97%	#	7/17/2019	397	397,660
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.77%	#	4/18/2025	750	743,961
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	2.122%	#	10/15/2026	375	374,880

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Cedar Funding IV CLO Ltd. 2014-4A A1†	2.119%	#	10/23/2026	$2,130	$2,113,146
Cent CLO Ltd. 2013-17A A1†	1.916%	#	1/30/2025	2,500	2,457,534
Cent CLO Ltd. 2013-18A A†	1.739%	#	7/23/2025	1,000	989,661
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	859	866,133
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	128	128,242
Crown Point CLO Ltd. 2012-1A A1LB†	2.118%	#	11/21/2022	597	596,629
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	507	506,670
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	650	658,643
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	385	385,251
Fortress Credit BSL Ltd. 2013-1A A†	1.80%	#	1/19/2025	2,500	2,468,563
JFIN Revolver CLO 2013-1A A†	1.874%	#	1/20/2021	328	329,085
JFIN Revolver CLO Ltd. 2015-4A A†	1.771%	#	4/22/2020	2,482	2,470,653
Leaf Receivables Funding 10 LLC 2015-1 B†	2.42%		1/15/2021	185	185,086
Leaf Receivables Funding 11 LLC 2016-1 A2†	1.72%		7/15/2018	300	300,000
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	248	248,000
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	320	320,000
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	570	569,811
N-Star REL CDO VIII Ltd. 2006-8A B†	0.859%	#	2/1/2041	1,600	1,381,544
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	1,757	1,746,555
Oaktree CLO Ltd. 2014-2A A1A†	2.154%	#	10/20/2026	800	795,465
Octagon Loan Funding Ltd. 2014-1A A1†	2.068%	#	11/18/2026	300	298,304
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.732%	#	3/14/2022	388	383,582
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	554	558,316
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	256	255,563
OZLM VII Ltd. 2014-7A A1B†	2.11%	#	7/17/2026	300	299,390
OZLM VIII Ltd. 2014-8A A1A†	2.06%	#	10/17/2026	1,990	1,979,228
SLM Private Education Loan Trust 2010-A 2A†	3.683%	#	5/16/2044	762	783,863
SLM Private Education Loan Trust 2012-A A1†	1.833%	#	8/15/2025	172	172,796
SLM Private Education Loan Trust 2012-E A1†	1.183%	#	10/16/2023	130	130,104
SLM Private Education Loan Trust 2013-B A1†	1.083%	#	7/15/2022	648	648,219
SLM Student Loan Trust 2011-1 A1	0.959%	#	3/25/2026	196	194,441
Stone Tower CLO V Ltd. 2006-5A A2B†	0.95%	#	7/16/2020	2,216	2,212,216
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.94%	#	4/17/2021	900	887,526
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	424	425,950
Venture XVIII CLO Ltd. 2014-18A A†	2.072%	#	10/15/2026	1,250	1,242,128
Westchester CLO Ltd. 2007-1A A1A†	0.841%	#	8/1/2022	448	443,106

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Other (continued)
Westgate Resorts LLC 2014-1A A†	2.15%	12/20/2026		$253	$248,818
Westgate Resorts LLC 2014-1A B†	3.25%	12/20/2026		589	580,550
Total					33,760,938
Total Asset-Backed Securities (cost $81,892,946)					81,182,799

			Shares
			(000)
COMMON STOCK 0.00%

Oil
OGX Petroleo e Gas SA ADR (cost $5,368)				4	1,451

			Principal
			Amount
			(000)
CONVERTIBLE BONDS 0.06%

Oil 0.00%
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016	BRL	2	3,834
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016	BRL	3	5,055
Total					8,889

Retail 0.06%
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019		$236	186,882
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020		155	111,019
Total					297,901
Total Convertible Bonds (cost $317,743)					306,790

CORPORATE BONDS 44.17%

Aerospace/Defense 0.20%
BAE Systems plc (United Kingdom)†(c)	3.50%	10/11/2016		200	201,755
Harris Corp.	4.25%	10/1/2016		578	582,539
Litton Industries, Inc.	6.75%	4/15/2018		200	217,374
Total					1,001,668

Air Transportation 0.02%
Continental Airlines 2012-1 Class B Pass Through Trust	6.25%	4/11/2020		76	80,314

Auto Parts: Original Equipment 0.19%
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018		353	331,997

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Auto Parts: Original Equipment (continued)
Schaeffler Holding Finance BV PIK (Netherlands)†(c)	6.875%	8/15/2018	$457	$469,567
Tenneco, Inc.	6.875%	12/15/2020	150	155,471
Total				957,035

Automotive 2.24%
Ford Motor Credit Co. LLC	2.24%	6/15/2018	500	502,929
Ford Motor Credit Co. LLC	3.157%	8/4/2020	984	1,010,078
Ford Motor Credit Co. LLC	6.625%	8/15/2017	2,250	2,381,762
General Motors Co.	3.50%	10/2/2018	1,800	1,847,286
General Motors Financial Co., Inc.	2.40%	4/10/2018	750	752,999
General Motors Financial Co., Inc.	3.00%	9/25/2017	217	219,958
General Motors Financial Co., Inc.	3.10%	1/15/2019	999	1,018,530
General Motors Financial Co., Inc.	3.20%	7/13/2020	250	252,661
General Motors Financial Co., Inc.	3.25%	5/15/2018	200	203,915
General Motors Financial Co., Inc.	4.75%	8/15/2017	380	392,573
Hyundai Capital America†	2.40%	10/30/2018	700	707,205
Kia Motors Corp. (South Korea)†(c)	3.625%	6/14/2016	200	200,144
Volkswagen Group of America Finance LLC†	1.25%	5/23/2017	400	398,635
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	350	348,158
Volkswagen Group of America Finance LLC†	2.40%	5/22/2020	900	892,982
Volkswagen Group of America Finance LLC†	2.45%	11/20/2019	340	340,440
Total				11,470,255

Banks: Regional 6.73%
Abbey National Treasury Services plc (United Kingdom)(c)	2.50%	3/14/2019	1,081	1,099,495
Akbank TAS (Turkey)†(c)	3.875%	10/24/2017	150	152,867
Associated Banc-Corp.	2.75%	11/15/2019	50	50,281
Banco de Credito del Peru (Peru)†(c)	2.75%	1/9/2018	107	108,552
Banco do Brasil SA	3.875%	1/23/2017	200	201,600
Bank of America Corp.	2.25%	4/21/2020	122	121,692
Bank of America Corp.	5.42%	3/15/2017	1,379	1,421,908
Bank of America Corp.	5.49%	3/15/2019	1,000	1,084,767
Bank of America Corp.	5.625%	7/1/2020	215	240,490
Bank of America Corp.	5.70%	5/2/2017	700	726,382
Bank of America Corp.	5.75%	8/15/2016	510	514,790
Bank of America Corp.	7.80%	9/15/2016	1,500	1,526,970
Bank of America NA	5.30%	3/15/2017	1,558	1,606,038
Capital One Financial Corp.	5.25%	2/21/2017	125	128,335
Capital One Financial Corp.	6.15%	9/1/2016	100	101,239

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Banks: Regional (continued)
CIT Group, Inc.	3.875%	2/19/2019	$118	$118,848
CIT Group, Inc.	4.25%	8/15/2017	1,000	1,014,300
CIT Group, Inc.†	5.50%	2/15/2019	1,029	1,077,877
Citigroup, Inc.	1.80%	2/5/2018	390	390,552
Citigroup, Inc.	2.65%	10/26/2020	123	124,047
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)†(c)	3.125%	12/10/2020	942	942,353
Discover Bank	2.60%	11/13/2018	610	614,051
Discover Bank	8.70%	11/18/2019	796	929,012
Fifth Third Bancorp	5.45%	1/15/2017	350	359,525
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	127,167
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	650	728,305
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	451	512,373
HBOS plc (United Kingdom)†(c)	6.75%	5/21/2018	4,152	4,476,421
Huntington Bancshares, Inc.	2.60%	8/2/2018	321	324,967
Huntington Bancshares, Inc.	3.15%	3/14/2021	57	58,514
Huntington Bancshares, Inc.	7.00%	12/15/2020	462	535,516
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	500	503,244
Intesa Sanpaolo SpA (Italy)(c)	2.375%	1/13/2017	1,431	1,437,756
Itau Unibanco Holding SA†	2.85%	5/26/2018	500	498,000
JPMorgan Chase & Co.	2.25%	1/23/2020	340	341,593
KEB Hana Bank (South Korea)†(c)	2.50%	6/12/2019	300	303,690
Lloyds Bank plc (United Kingdom)(c)	9.875%	12/16/2021	275	286,896
Macquarie Bank Ltd. (Australia)†(c)	5.00%	2/22/2017	155	159,054
Morgan Stanley	5.50%	7/24/2020	300	335,493
National City Corp.	6.875%	5/15/2019	124	139,972
Nordea Bank AB (Sweden)†(c)	4.875%	5/13/2021	686	748,436
Popular, Inc.	7.00%	7/1/2019	231	230,423
Regions Bank	7.50%	5/15/2018	250	272,934
Regions Financial Corp.	2.00%	5/15/2018	87	87,033
Royal Bank of Scotland plc (The) (United Kingdom)(c)	9.50%	3/16/2022	1,650	1,742,869
Santander Bank NA	2.00%	1/12/2018	833	831,162
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%	1/8/2021	234	235,273
SVB Financial Group	5.375%	9/15/2020	70	77,300
Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%	6/4/2019	300	301,702
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%	7/19/2017	1,200	1,224,000
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	3.75%	4/15/2018	300	299,551
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%	4/24/2017	500	513,825
UBS AG (Jersey)(c)	7.25%	2/22/2022	525	544,356

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
UBS Group Funding Jersey Ltd. (Jersey)†(c)	2.95%		9/24/2020	$409	$412,567
UBS Group Funding Jersey Ltd. (Jersey)†(c)	3.00%		4/15/2021	1,165	1,170,176
Wilmington Trust Corp.	8.50%		4/2/2018	350	389,786
Total					34,506,325

Beverages 0.25%
Pernod Ricard SA (France)†(c)	2.95%		1/15/2017	500	505,444
Pernod Ricard SA (France)†(c)	5.75%		4/7/2021	700	796,692
Total					1,302,136

Building Materials 0.45%
Cemex SAB de CV (Mexico)†(c)	5.378%	#	10/15/2018	200	205,500
Fortune Brands Home & Security, Inc.	3.00%		6/15/2020	346	350,564
Louisiana-Pacific Corp.	7.50%		6/1/2020	112	116,130
Martin Marietta Materials, Inc.	1.729%	#	6/30/2017	875	868,971
Martin Marietta Materials, Inc.	6.60%		4/15/2018	400	430,631
Owens Corning	6.50%		12/1/2016	12	12,199
Owens Corning	9.00%		6/15/2019	148	170,953
Standard Industries, Inc.†	5.125%		2/15/2021	139	144,908
Total					2,299,856

Business Services 0.58%
APX Group, Inc.	6.375%		12/1/2019	280	278,600
Chicago Parking Meters LLC†	5.489%		12/30/2020	200	217,836
ERAC USA Finance LLC†	6.375%		10/15/2017	50	53,186
NES Rentals Holdings, Inc.†	7.875%		5/1/2018	290	282,750
Verisk Analytics, Inc.	4.875%		1/15/2019	41	43,450
Western Union Co. (The)	2.875%		12/10/2017	1,000	1,015,793
Western Union Co. (The)	3.35%		5/22/2019	625	633,821
Western Union Co. (The)	5.93%		10/1/2016	416	422,846
Total					2,948,282

Chemicals 0.62%
Blue Cube Spinco, Inc.†	9.75%		10/15/2023	424	491,840
LyondellBasell Industries NV	5.00%		4/15/2019	1,325	1,422,319
Yara International ASA (Norway)†(c)	7.875%		6/11/2019	1,125	1,273,241
Total					3,187,400

Computer Hardware 1.91%
Denali International LLC/Denali Finance Corp.†	5.625%		10/15/2020	3,072	3,237,888
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(d)	3.48%		6/1/2019	2,111	2,139,933

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Computer Hardware (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(d)	4.42%		6/15/2021	$1,074	$1,096,656
Hewlett Packard Enterprise Co.†	2.369%	#	10/5/2017	50	50,324
Hewlett Packard Enterprise Co.†	2.45%		10/5/2017	17	17,157
Hewlett Packard Enterprise Co.†	2.85%		10/5/2018	1,800	1,832,571
Hewlett Packard Enterprise Co.†	3.60%		10/15/2020	1,350	1,388,957
NetApp, Inc.	2.00%		12/15/2017	5	5,009
Total					9,768,495

Computer Software 0.39%
Activision Blizzard, Inc.†	5.625%		9/15/2021	641	674,653
Aspect Software, Inc.(a)	10.625%		5/15/2017	267	27
Dun & Bradstreet Corp. (The)	3.25%		12/1/2017	754	766,088
Emdeon, Inc	11.00%		12/31/2019	445	471,978
Fidelity National Information Services, Inc.	5.00%		3/15/2022	72	74,979
Total					1,987,725

Containers 0.50%
Coveris Holding Corp.†	10.00%		6/1/2018	744	758,880
Novelis, Inc.	8.75%		12/15/2020	675	703,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%		5/15/2018	880	883,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%		4/15/2019	200	204,500
Total					2,550,367

Drugs 1.83%
Actavis Funding SCS (Luxembourg)(c)	2.35%		3/12/2018	400	403,500
Capsugel SA PIK (Luxembourg)†(c)	7.00%		5/15/2019	551	553,066
Forest Laboratories LLC†	4.375%		2/1/2019	3,195	3,358,887
Medco Health Solutions, Inc.	7.125%		3/15/2018	150	163,941
Mylan NV†(d)	2.50%		6/7/2019	211	210,764
Mylan NV†	3.00%		12/15/2018	400	406,332
Mylan NV†(d)	3.15%		6/15/2021	352	351,592
Mylan, Inc.	1.35%		11/29/2016	1,166	1,164,913
Mylan, Inc.	2.55%		3/28/2019	424	422,963
Mylan, Inc.	2.60%		6/24/2018	1,147	1,159,889
NBTY, Inc.†	7.625%		5/15/2021	175	178,937
Perrigo Co. plc (Ireland)(c)	2.30%		11/8/2018	1,000	996,546
Total					9,371,330

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power 1.58%
Dominion Resources, Inc.	2.962%	7/1/2019	$224	$225,650
Dominion Resources, Inc.	4.104%	4/1/2021	680	700,321
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	194	220,949
Entergy Corp.	4.70%	1/15/2017	1,391	1,413,319
Exelon Generation Co. LLC	2.95%	1/15/2020	600	610,196
Exelon Generation Co. LLC	4.00%	10/1/2020	484	510,148
Exelon Generation Co. LLC	5.20%	10/1/2019	23	25,168
FirstEnergy Solutions Corp.	6.05%	8/15/2021	25	26,865
Israel Electric Corp. Ltd. (Israel)†(c)	6.70%	2/10/2017	400	413,540
Jersey Central Power & Light Co.	7.35%	2/1/2019	350	393,512
Metropolitan Edison Co.	7.70%	1/15/2019	300	338,501
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	1,100	1,098,960
Pennsylvania Electric Co.	6.05%	9/1/2017	200	210,305
Pepco Holdings LLC	6.125%	6/1/2017	200	206,597
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	525	549,278
Progress Energy, Inc.	7.05%	3/15/2019	100	113,548
Public Service Co. of New Mexico	7.95%	5/15/2018	635	706,887
TECO Finance, Inc.	5.15%	3/15/2020	35	38,361
TECO Finance, Inc.	6.572%	11/1/2017	207	219,621
TransAlta Corp. (Canada)(c)	1.90%	6/3/2017	85	83,751
Total				8,105,477

Electrical Equipment 0.77%
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	1,019	1,083,401
KLA-Tencor Corp.	2.375%	11/1/2017	1,248	1,256,686
KLA-Tencor Corp.	3.375%	11/1/2019	500	514,092
Lam Research Corp.(d)	2.80%	6/15/2021	210	212,098
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.125%	6/1/2021	855	863,550
Total				3,929,827

Electronics 0.27%
Jabil Circuit, Inc.	7.75%	7/15/2016	791	796,182
Jabil Circuit, Inc.	8.25%	3/15/2018	525	572,906
Total				1,369,088

Engineering & Contracting Services 0.07%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	400	362,000

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Entertainment 0.72%
CCM Merger, Inc.†	9.125%	5/1/2019	$500	$524,474
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020	78	82,875
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	134	141,873
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	422	422,080
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	538	543,657
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	483	500,132
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	495	522,225
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	345	360,525
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	315	347,287
WMG Holdings Corp.†	13.75%	10/1/2019	67	70,936
WMG Holdings Corp.	13.75%	10/1/2019	167	176,811
Total				3,692,875

Environmental Services 0.04%
Advanced Disposal Services, Inc.	8.25%	10/1/2020	200	207,000

Financial Services 3.29%
Air Lease Corp.	5.625%	4/1/2017	3,840	3,959,063
Alliance Data Systems Corp.†	6.375%	4/1/2020	300	305,625
Discover Financial Services	6.45%	6/12/2017	291	303,874
E*TRADE Financial Corp.	5.375%	11/15/2022	198	207,900
International Lease Finance Corp.	5.875%	4/1/2019	115	123,194
International Lease Finance Corp.	6.25%	5/15/2019	165	178,612
International Lease Finance Corp.†	7.125%	9/1/2018	1,737	1,902,015
Jefferies Group LLC	5.125%	4/13/2018	755	787,710
Jefferies Group LLC	8.50%	7/15/2019	1,478	1,687,239
Lazard Group LLC	4.25%	11/14/2020	334	351,281
Lazard Group LLC	6.85%	6/15/2017	179	187,767
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020	1,073	1,191,298
Macquarie Group Ltd. (Australia)†(c)	7.625%	8/13/2019	116	133,864
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	140	133,350
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	565	591,837
Navient Corp.	4.875%	6/17/2019	460	450,800
Navient Corp.	5.50%	1/15/2019	1,072	1,076,020
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	1,450	1,511,625
Raymond James Financial, Inc.	8.60%	8/15/2019	250	294,695
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	591	617,595
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	680	688,238

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial Services (continued)
Utility Contract Funding LLC†	7.944%	10/1/2016	$163	$166,463
Total				16,850,065

Food 0.93%
Bumble Bee Holdco SCA PIK (Luxembourg)†(c)	9.625%	3/15/2018	700	695,625
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(c)	9.875%	2/1/2020	450	468,000
Grupo Bimbo SAB de CV (Mexico)†(c)	4.875%	6/30/2020	100	107,696
JBS USA LLC/JBS USA Finance, Inc. †	7.25%	6/1/2021	1,556	1,610,460
JBS USA LLC/JBS USA Finance, Inc.†	8.25%	2/1/2020	140	146,300
Minerva Luxembourg SA (Luxembourg)†(c)	12.25%	2/10/2022	200	215,020
US Foods, Inc.	8.50%	6/30/2019	803	826,086
Want Want China Finance Ltd. (China)†(c)	1.875%	5/14/2018	700	695,757
Total				4,764,944

Health Care Products 0.63%
Boston Scientific Corp.	6.00%	1/15/2020	1,020	1,151,323
ConvaTec Finance International SA PIK (Luxembourg)†(c)	8.25%	1/15/2019	350	350,437
Immucor, Inc.	11.125%	8/15/2019	377	344,955
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	483	444,360
Life Technologies Corp.	6.00%	3/1/2020	375	420,146
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	500	507,151
Total				3,218,372

Health Care Services 0.43%
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	800	746,000
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	203	213,404
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	875	844,375
Tenet Healthcare Corp.	8.00%	8/1/2020	270	276,581
Universal Health Services, Inc.†	3.75%	8/1/2019	141	146,111
Total				2,226,471

Household Equipment/Products 0.11%
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	500	508,125
Newell Brands, Inc.	6.25%	4/15/2018	45	48,198
Total				556,323

Insurance 0.91%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	258	265,095
Fidelity National Financial, Inc.	6.60%	5/15/2017	863	901,309

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Insurance (continued)
HUB International Ltd.†	9.25%	2/15/2021	$158	$164,715
Kemper Corp.	6.00%	5/15/2017	500	519,169
Torchmark Corp.	6.375%	6/15/2016	625	625,915
Trinity Acquisition plc (United Kingdom)(c)	3.50%	9/15/2021	508	518,306
Willis North America, Inc.	6.20%	3/28/2017	1,625	1,682,067
Total				4,676,576

Leasing 0.62%
Aviation Capital Group Corp.†	3.875%	9/27/2016	500	503,125
Aviation Capital Group Corp.†	4.625%	1/31/2018	2,000	2,050,000
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	50	50,587
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	522	528,669
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	63	64,281
Total				3,196,662

Lodging 0.18%
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	56,832
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	200	217,366
Station Casinos LLC	7.50%	3/1/2021	378	398,564
Wynn Macau Ltd. (Macau)†(c)	5.25%	10/15/2021	275	268,125
Total				940,887

Machinery: Agricultural 0.10%
Imperial Brands Finance plc (United Kingdom)†(c)	2.95%	7/21/2020	300	308,568
Reynolds American, Inc.	3.50%	8/4/2016	100	100,446
Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	120	119,508
Total				528,522

Machinery: Industrial/Specialty 0.14%
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	282	291,165
Stanley Black & Decker, Inc.	2.451%	11/17/2018	400	407,696
Total				698,861

Manufacturing 0.00%
Pentair Finance SA (Luxembourg)(c)	1.875%	9/15/2017	25	24,913

Media 1.00%
Block Communications, Inc.†	7.25%	2/1/2020	170	172,550
Cox Communications, Inc.†	5.875%	12/1/2016	451	460,515
Cox Communications, Inc.†	6.25%	6/1/2018	106	113,193
Cox Communications, Inc.†	9.375%	1/15/2019	1,060	1,231,080

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Media (continued)
Discovery Communications LLC	5.05%		6/1/2020	$22	$23,996
Discovery Communications LLC	5.625%		8/15/2019	70	76,685
Neptune Finco Corp.†	10.125%		1/15/2023	300	336,750
Sirius XM Radio, Inc.†	5.25%		8/15/2022	150	158,438
Sky plc (United Kingdom)†(c)	9.50%		11/15/2018	25	29,266
Time Warner Cable, Inc.	8.25%		4/1/2019	422	488,611
Time Warner Cable, Inc.	8.75%		2/14/2019	431	502,524
Univision Communications, Inc.†	8.50%		5/15/2021	636	665,415
Viacom, Inc.	2.75%		12/15/2019	400	404,090
Viacom, Inc.	3.875%		12/15/2021	383	396,840
Viacom, Inc.	6.125%		10/5/2017	45	47,382
Total					5,107,335

Metals & Minerals: Miscellaneous 1.46%
Barrick Gold Corp. (Canada)(c)	6.95%		4/1/2019	5	5,555
Barrick North America Finance LLC	4.40%		5/30/2021	1,000	1,048,921
Barrick PD Australia Finance Pty Ltd. (Australia)(c)	4.95%		1/15/2020	24	25,266
BHP Billiton Finance USA Ltd. (Australia)(c)	3.25%		11/21/2021	487	503,405
BHP Billiton Finance USA Ltd. (Australia)(c)	5.40%		3/29/2017	146	150,842
BHP Billiton Finance USA Ltd. (Australia)(c)	6.50%		4/1/2019	68	76,651
Glencore Finance Canada Ltd. (Canada)†(c)	2.70%		10/25/2017	671	667,872
Glencore Finance Canada Ltd. (Canada)†(c)	3.60%		1/15/2017	178	178,917
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%		11/15/2021	379	365,178
Glencore Funding LLC†	1.988%	#	1/15/2019	261	245,340
Goldcorp, Inc. (Canada)(c)	2.125%		3/15/2018	182	181,471
Goldcorp, Inc. (Canada)(c)	3.625%		6/9/2021	711	717,186
Kinross Gold Corp. (Canada)(c)	3.625%		9/1/2016	2,500	2,512,500
New Gold, Inc. (Canada)†(c)	7.00%		4/15/2020	653	658,714
Teck Resources Ltd. (Canada)†(c)(d)	8.00%		6/1/2021	141	144,172
Total					7,481,990

Natural Gas 0.13%
CenterPoint Energy Resources Corp.	4.50%		1/15/2021	273	288,603
CenterPoint Energy, Inc.	5.95%		2/1/2017	250	256,749
Southern Star Central Gas Pipeline, Inc.†	6.00%		6/1/2016	110	110,000
Total					655,352

Oil 4.19%
Afren plc (United Kingdom)†(a)(c)	6.625%		12/9/2020	195	2,440
Afren plc (United Kingdom)†(a)(c)	10.25%		4/8/2019	195	2,440

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Afren plc (United Kingdom)†(a)(c)	11.50%	2/1/2016	$390	$4,879
Anadarko Holding Co.	7.05%	5/15/2018	103	106,766
Anadarko Petroleum Corp.	6.95%	6/15/2019	470	513,238
Anadarko Petroleum Corp.	8.70%	3/15/2019	351	396,498
BG Energy Capital plc (United Kingdom)†(c)	4.00%	12/9/2020	200	212,091
Bill Barrett Corp.	7.00%	10/15/2022	60	42,450
Canadian Natural Resources Ltd. (Canada)(c)	1.75%	1/15/2018	255	250,603
Canadian Natural Resources Ltd. (Canada)(c)	5.70%	5/15/2017	1,783	1,833,974
Canadian Natural Resources Ltd. (Canada)(c)	5.90%	2/1/2018	53	55,226
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	724	797,238
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	579	583,342
Cimarex Energy Co.	5.875%	5/1/2022	335	351,107
Clayton Williams Energy, Inc.	7.75%	4/1/2019	101	76,760
CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%	5/9/2018	300	297,330
CNPC General Capital Ltd. (China)†(c)	2.75%	4/19/2017	200	202,085
Concho Resources, Inc.	6.50%	1/15/2022	98	101,675
Concho Resources, Inc.	7.00%	1/15/2021	285	295,688
ConocoPhillips	5.75%	2/1/2019	164	178,962
ConocoPhillips	6.00%	1/15/2020	582	654,040
Continental Resources, Inc.	7.125%	4/1/2021	958	993,925
Continental Resources, Inc.	7.375%	10/1/2020	1,834	1,898,190
Denbury Resources, Inc.	5.50%	5/1/2022	578	413,270
Devon Energy Corp.	4.00%	7/15/2021	30	28,972
Devon Energy Corp.	6.30%	1/15/2019	753	795,568
Encana Corp. (Canada)(c)	6.50%	5/15/2019	350	355,715
Eni SpA (Italy)†(c)	4.15%	10/1/2020	100	105,059
EOG Resources, Inc.	5.625%	6/1/2019	165	180,841
Hess Corp.	1.30%	6/15/2017	50	49,728
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	625	648,437
Marathon Petroleum Corp.	2.70%	12/14/2018	1,000	1,014,892
Marathon Petroleum Corp.	3.40%	12/15/2020	200	202,807
MEG Energy Corp. (Canada)†(c)	6.50%	3/15/2021	554	439,045
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	80	62,000
Memorial Resource Development Corp.	5.875%	7/1/2022	700	699,125
Nexen Energy ULC (Canada)(c)	6.20%	7/30/2019	74	82,316
Noble Energy, Inc.	5.625%	5/1/2021	720	749,632
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	225	5
Pioneer Natural Resources Co.	6.65%	3/15/2017	193	199,901

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil (continued)
Pioneer Natural Resources Co.	6.875%		5/1/2018	$325	$349,580
Pioneer Natural Resources Co.	7.50%		1/15/2020	30	34,179
Range Resources Corp.	5.75%		6/1/2021	471	460,402
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.832%		9/30/2016	107	108,930
Sanchez Energy Corp.	6.125%		1/15/2023	67	48,575
Seven Generations Energy Ltd. (Canada)†(c)	8.25%		5/15/2020	281	295,050
Shell International Finance BV (Netherlands)(c)	1.875%		5/10/2021	845	834,328
Sinopec Group Overseas Development 2012 Ltd.†	2.75%		5/17/2017	200	202,012
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	500	505,076
Sinopec Group Overseas Development 2014 Ltd.†	1.409%	#	4/10/2017	700	699,425
SM Energy Co.	6.125%		11/15/2022	185	170,200
SM Energy Co.	6.50%		11/15/2021	181	170,140
SM Energy Co.	6.50%		1/1/2023	69	63,149
Suncor Energy, Inc. (Canada)(c)	6.10%		6/1/2018	281	301,117
Valero Energy Corp.	9.375%		3/15/2019	1,150	1,361,054
Total					21,481,477

Oil: Crude Producers 4.19%
Buckeye Partners LP	4.875%		2/1/2021	250	259,065
Buckeye Partners LP	6.05%		1/15/2018	225	237,557
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	1,035	1,039,581
Copano Energy LLC/Copano Energy Finance Corp.	7.125%		4/1/2021	2,055	2,113,734
DCP Midstream LLC†	9.75%		3/15/2019	625	667,969
Enbridge Energy Partners LP	6.50%		4/15/2018	100	105,876
Enbridge Energy Partners LP	9.875%		3/1/2019	296	338,473
Energy Transfer Partners LP	9.00%		4/15/2019	1,367	1,519,083
Energy Transfer Partners LP	9.70%		3/15/2019	823	921,354
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%		6/1/2022	1,200	1,165,777
Enterprise Products Operating LLC	6.30%		9/15/2017	84	88,859
Florida Gas Transmission Co. LLC†	5.45%		7/15/2020	53	56,579
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	420	471,970
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%		5/15/2022	366	359,104
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%		10/1/2020	2,750	2,873,227
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%		3/1/2020	84	85,260
Kinder Morgan, Inc.	7.25%		6/1/2018	300	324,425
Magellan Midstream Partners LP	5.65%		10/15/2016	175	177,605
Magellan Midstream Partners LP	6.55%		7/15/2019	400	449,202
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	947	896,714

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers (continued)
ONEOK Partners LP	2.00%	10/1/2017	$461	$457,942
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	500	530,938
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	40	44,758
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	1,275	1,312,868
Rockies Express Pipeline LLC†	6.00%	1/15/2019	185	192,863
Rockies Express Pipeline LLC†	6.85%	7/15/2018	175	182,875
Sabine Pass LNG LP	6.50%	11/1/2020	576	604,080
Sabine Pass LNG LP	7.50%	11/30/2016	300	306,938
Spectra Energy Capital LLC	6.20%	4/15/2018	28	29,728
Spectra Energy Partners LP	2.95%	6/15/2016	418	418,181
TransCanada PipeLines Ltd. (Canada)(c)	1.625%	11/9/2017	21	20,971
TransCanada PipeLines Ltd. (Canada)(c)	1.875%	1/12/2018	71	70,990
TransCanada PipeLines Ltd. (Canada)(c)	6.50%	8/15/2018	18	19,643
Williams Cos., Inc. (The)	7.875%	9/1/2021	174	184,440
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	483	442,094
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	2,555	2,507,362
Total				21,478,085

Oil: Integrated Domestic 0.80%
Cameron International Corp.	1.40%	6/15/2017	140	139,524
Halliburton Co.	3.25%	11/15/2021	179	183,780
Halliburton Co.	6.15%	9/15/2019	250	279,585
National Oilwell Varco, Inc.	1.35%	12/1/2017	303	299,578
Schlumberger Holdings Corp.†	3.00%	12/21/2020	1,160	1,190,524
SESI LLC	6.375%	5/1/2019	204	191,250
Weatherford International Ltd.	5.125%	9/15/2020	423	344,745
Weatherford International Ltd.	9.625%	3/1/2019	1,477	1,462,230
Western Atlas, Inc.	6.00%	6/1/2018	33	35,300
Total				4,126,516

Paper & Forest Products 0.05%
Georgia-Pacific LLC†	5.40%	11/1/2020	191	213,271
International Paper Co.	9.375%	5/15/2019	19	22,572
Total				235,843

Real Estate Investment Trusts 2.53%
American Tower Corp.	2.80%	6/1/2020	69	69,766
American Tower Corp.	3.30%	2/15/2021	250	256,659
American Tower Corp.	7.25%	5/15/2019	2,137	2,423,134

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP	5.70%	5/1/2017	$100	$103,478
DDR Corp.	7.50%	4/1/2017	300	314,201
DDR Corp.	7.50%	7/15/2018	481	531,399
Digital Realty Trust LP	3.40%	10/1/2020	210	215,640
Digital Realty Trust LP	5.875%	2/1/2020	1,119	1,245,832
EPR Properties	7.75%	7/15/2020	1,100	1,271,143
HCP, Inc.	3.75%	2/1/2019	303	311,805
HCP, Inc.	5.375%	2/1/2021	115	127,038
HCP, Inc.	6.00%	1/30/2017	273	280,804
HCP, Inc.	6.30%	9/15/2016	128	129,792
HCP, Inc.	6.70%	1/30/2018	392	420,487
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	200	222,399
Highwoods Realty LP	5.85%	3/15/2017	50	51,551
Kilroy Realty LP	4.80%	7/15/2018	494	518,579
Regency Centers LP	5.875%	6/15/2017	19	19,791
Senior Housing Properties Trust	3.25%	5/1/2019	794	790,698
Senior Housing Properties Trust	6.75%	4/15/2020	450	490,783
SL Green Realty Corp.	7.75%	3/15/2020	600	695,728
Ventas Realty LP	1.55%	9/26/2016	150	150,160
Vereit Operating Partnership LP	2.00%	2/6/2017	500	501,479
Vereit Operating Partnership LP	3.00%	2/6/2019	1,665	1,660,837
Vereit Operating Partnership LP(d)	4.125%	6/1/2021	100	101,250
Weyerhaeuser Co.	7.375%	10/1/2019	68	77,931
Total				12,982,364

Retail 0.43%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	799	329,050
Marks & Spencer plc (United Kingdom)†(c)	6.25%	12/1/2017	200	212,312
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	92	69,920
Neiman Marcus Group Ltd. LLC PIK†	8.75%	10/15/2021	550	389,125
QVC, Inc.	3.125%	4/1/2019	147	149,516
Rite Aid Corp.	9.25%	3/15/2020	244	257,725
Serta Simmons Bedding LLC†	8.125%	10/1/2020	752	797,120
Total				2,204,768

Savings & Loan 0.01%
Astoria Financial Corp.	5.00%	6/19/2017	25	25,697

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Steel 0.26%
Allegheny Technologies, Inc.	9.375%		6/1/2019	$938	$935,655
GTL Trade Finance, Inc.†	7.25%		10/20/2017	250	259,062
Nucor Corp.	5.75%		12/1/2017	95	100,163
Nucor Corp.	5.85%		6/1/2018	27	28,976
Total					1,323,856

Technology 0.65%
Alibaba Group Holding Ltd. (China)(c)(e)	1.625%		11/28/2017	1,000	998,457
Alibaba Group Holding Ltd. (China)(c)	2.50%		11/28/2019	200	200,562
Alibaba Group Holding Ltd. (China)(c)	3.125%		11/28/2021	400	404,128
Baidu, Inc. (China)(c)	2.25%		11/28/2017	200	201,108
Baidu, Inc. (China)(c)	2.75%		6/9/2019	200	202,484
Baidu, Inc. (China)(c)	3.25%		8/6/2018	500	511,178
Expedia, Inc.	7.456%		8/15/2018	716	792,603
Symantec Corp.	2.75%		6/15/2017	25	25,208
Total					3,335,728

Telecommunications 1.72%
America Movil SAB de CV (Mexico)(c)	1.632%	#	9/12/2016	600	600,614
BellSouth LLC†	4.40%		4/26/2017	2,750	2,822,586
Digicel Group Ltd. (Jamaica)†(c)	8.25%		9/30/2020	400	349,000
Embarq Corp.	7.082%		6/1/2016	775	775,000
Frontier Communications Corp.	8.50%		4/15/2020	505	536,562
Frontier Communications Corp.†	8.875%		9/15/2020	1,492	1,590,845
Frontier Communications Corp.	9.25%		7/1/2021	175	183,969
Sable International Finance Ltd.†	8.75%		2/1/2020	375	392,812
T-Mobile USA, Inc.	6.464%		4/28/2019	905	923,666
T-Mobile USA, Inc.	6.625%		11/15/2020	609	631,198
Total					8,806,252

Toys 0.00%
Mattel, Inc.	1.70%		3/15/2018	16	15,976

Transportation: Miscellaneous 0.05%
Florida East Coast Holdings Corp.†	6.75%		5/1/2019	97	97,000
Ryder System, Inc.	5.85%		11/1/2016	175	178,553
Total					275,553
Total Corporate Bonds (cost $227,358,343)					226,316,843

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
FLOATING RATE LOANS(f) 4.83%

Auto Parts: Original Equipment 0.06%
MPG Holdco I, Inc. 2015 Term Loan B	3.75%	10/20/2021	$284	$284,666

Biotechnology Research & Production 0.14%
Amgen, Inc. Term Loan	1.631%	9/18/2018	733	731,165

Business Services 0.05%
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	163	162,185
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	124	117,569
Total				279,754

Chemicals 0.04%
Huntsman International, LLC 2016 Term Loan B	4.25%	4/1/2023	185	186,658

Computer Software 0.39%
Activision Blizzard, Inc. Term Loan A	2.435%	10/13/2020	1,169	1,171,922
Activision Blizzard, Inc. Term Loan B	3.25%	10/13/2020	124	124,598
First Data Corp. 2022 New Term Loan B	4.193%	7/8/2022	700	702,478
Total				1,998,998

Containers 0.19%
Owens llinois, Inc. Term Loan A	2.185%–2.88%	4/22/2020	500	492,500
Owens llinois, Inc. Term Loan B	3.50%	9/1/2022	502	504,158
Total				996,658

Drugs 0.20%
Actavis, Inc. 2014 Delayed Draw Term Loan	2.079%	2/15/2019	585	583,903
Express Scripts Holding Co. 2 Year Term Loan	1.58%	4/28/2017	400	399,000
Express Scripts Holding Co. 5 Year Term Loan	1.685%	4/28/2020	23	23,046
Total				1,005,949

Electric: Power 0.30%
Moxie Liberty LLC Construction Term Loan B1	7.50%	8/21/2020	636	619,305
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	356	337,310
Texas Competitive Electric Holdings Co. LLC DIP Term Loan	3.75%	11/7/2016	583	583,606
Total				1,540,221

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electrical Equipment 0.56%
Avago Technologies Cayman Ltd. 2016
Term Loan A	2.185%	2/1/2021	$1,250	$1,220,312
Avago Technologies Cayman Ltd. Term Loan B	4.25%	2/1/2023	990	994,109
MKS Instruments, Inc. Term Loan	4.75%	4/28/2023	50	50,531
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(c)	3.00%	10/14/2021	588	590,196
Total				2,855,148

Entertainment 0.25%
Kasima LLC Term Loan	3.25%	5/17/2021	1,275	1,278,224

Financial Services 0.07%
Delos Finance S.A.R.L. Term Loan (Luxembourg)(c)	3.50%	3/6/2021	362	363,720

Food 0.06%
Supervalu, Inc. Refi Term Loan B	5.50%	3/21/2019	332	332,567

Food/Beverage 0.06%
Aramark Corp. Term Loan E	3.25%	9/7/2019	313	314,310

Government 0.29%
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	1,470	1,474,172

Health Care Products 0.16%
Zimmer Holdings, Inc. Term Loan A	1.811%–1.8294%	5/29/2019	819	814,905

Health Care Services 0.12%
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	2.013%	10/30/2017	207	206,523
Laboratory Corp. of America Holdings Term Loan	1.705%	12/19/2019	426	425,331
Total				631,854

Household Equipment/Products 0.07%
Dell International LLC Term Loan B2	4.00%	4/29/2020	352	352,191

Lodging 0.62%
Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	458	459,360
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	2,618	2,623,780
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	98	93,966
Total				3,177,106

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Media 0.52%
AMC Networks, Inc. Term Loan A	1.937%	12/16/2019		$1,916	$1,896,036
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020		785	786,418
Total					2,682,454

Miscellaneous 0.21%
Harris Corp. 3 Year Tranche Term Loan	1.96%	3/16/2018		518	517,692
Harris Corp. 5 Year Tranche Term Loan	1.96%	3/16/2020		562	561,731
Total					1,079,423

Oil 0.03%
Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021		75	75,437
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020		425	76,500
Total					151,937

Retail 0.34%
BJ’s Wholesale Club, Inc. New 2013 1st Lien
Replacement Term Loan	4.50%	9/26/2019		140	139,679
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021		623	467,208
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020		117	117,193
Phillips-Van Heusen Corp. Term Loan A	1.934%	5/19/2021		500	500,938
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021		500	501,875
Total					1,726,893

Technology 0.05%
Zayo Group LLC Term Loan B	3.75%	5/6/2021		250	250,704

Telecommunications 0.05%
AT&T, Inc. Delayed Draw Term Loan	1.633%	1/16/2018		250	249,375
Total Floating Rate Loans (cost $25,099,202)					24,759,052

FOREIGN BOND(b) 0.04%

United Kingdom
R&R Ice Cream plc PIK† (cost $272,115)	9.25%	5/15/2018	EUR	200	224,927

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.09%

Argentina 0.04%
City of Buenos Aires†	9.95%	3/1/2017		$200	210,500

Dominican Republic 0.01%
Dominican Republic†	9.04%	1/23/2018		52	55,139

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Qatar 0.04%
State of Qatar†	2.375%		6/2/2021	$212	$209,575
Total Foreign Government Obligations (cost $463,902)					475,214

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.07%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536%	#	10/25/2030	508	527,366
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.161%	#	9/25/2044	135	137,507
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.028%	#	11/25/2044	300	308,483
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#	1/25/2047	100	102,604
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.751%	#	2/25/2045	500	496,458
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.821%	#	6/25/2047	200	205,937
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.104%	#	3/25/2045	323	323,765
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.369%	#	5/25/2045	300	303,993
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	126	127,598
Government National Mortgage Assoc. 2013-171 IO	1.024%	#	6/16/2054	8,318	632,753
Government National Mortgage Assoc. 2013-193 IO	1.08%	#	1/16/2055	3,475	264,452
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	464	478,466
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	637	643,000
Government National Mortgage Assoc. 2014-15 IO	0.954%	#	8/16/2054	8,750	589,951
Government National Mortgage Assoc. 2014-64 IO	1.296%	#	12/16/2054	56,407	4,630,326
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	40	40,818
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	312	311,763
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	459	469,540
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $10,809,451)					10,594,780

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.09%
Federal Home Loan Mortgage Corp.	2.53%	#	4/1/2037	150	157,040
Federal Home Loan Mortgage Corp.	2.54%	#	12/1/2036	376	397,545
Federal Home Loan Mortgage Corp.	2.575%	#	10/1/2038	106	111,816
Federal Home Loan Mortgage Corp.	2.642%	#	2/1/2038	484	511,358
Federal Home Loan Mortgage Corp.	2.646%	#	5/1/2036	131	138,041
Federal Home Loan Mortgage Corp.	2.736%	#	9/1/2036	332	350,883

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.852%	#	2/1/2037	$297	$314,607
Federal Home Loan Mortgage Corp.	3.132%	#	11/1/2043	2,507	2,603,022
Federal National Mortgage Assoc.	2.303%	#	6/1/2038	694	724,567
Federal National Mortgage Assoc.	2.313%	#	10/1/2035	532	563,956
Federal National Mortgage Assoc.	2.469%	#	3/1/2039	249	259,506
Federal National Mortgage Assoc.	2.536%	#	8/1/2037	29	30,326
Federal National Mortgage Assoc.	2.545%	#	9/1/2038	265	279,521
Federal National Mortgage Assoc.	2.552%	#	8/1/2038	137	144,278
Federal National Mortgage Assoc.	2.58%		11/1/2018	486	499,860
Federal National Mortgage Assoc.	2.589%	#	1/1/2038	329	346,313
Federal National Mortgage Assoc.	2.634%	#	3/1/2038	132	140,009
Federal National Mortgage Assoc.	2.719%	#	12/1/2045	500	516,447
Federal National Mortgage Assoc.	2.735%	#	12/1/2045	1,784	1,844,036
Federal National Mortgage Assoc.	2.847%	#	10/1/2045	540	560,025
Federal National Mortgage Assoc.	2.914%	#	12/1/2038	150	158,749
Federal National Mortgage Assoc.	3.137%	#	3/1/2042	3,476	3,630,860
Federal National Mortgage Assoc.	3.358%	#	12/1/2040	315	331,759
Federal National Mortgage Assoc.	3.414%	#	12/1/2040	633	668,939
Federal National Mortgage Assoc.	3.463%	#	10/1/2040	227	240,621
Federal National Mortgage Assoc.	3.958%	#	4/1/2040	296	312,223
Total Government Sponsored Enterprises Pass-Throughs (cost $15,875,740)					15,836,307

MUNICIPAL BONDS 0.69%

Miscellaneous
IL State GO	2.77%		4/1/2018	350	350,941
IL State GO	3.90%		1/1/2018	100	102,101
IL State GO	4.35%		6/1/2018	100	102,194
IL State GO	4.833%		2/1/2017	100	101,913
IL State GO	5.365%		3/1/2017	200	205,400
IL State GO	5.665%		3/1/2018	150	158,516
IL State GO	5.877%		3/1/2019	300	325,731
IL State GO	6.20%		7/1/2021	500	543,925
New Jersey Econ Dev Auth	2.421%		6/15/2018	500	500,590
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	100	92,275
New Jersey Transp Tr Fnd Auth	1.087%		12/15/2016	500	501,160
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	300	322,044
NYC IDA—American Airlines AMT	2.00%	#	8/1/2028	200	200,314
Total Municipal Bonds (cost $3,480,251)					3,507,104

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 21.75%
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	$818	$851,805
Aventura Mall Trust 2013-AVM A†	3.867%	#	12/5/2032	1,200	1,284,997
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#	6/15/2028	350	351,342
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#	6/15/2028	620	616,452
BAMLL-DB Trust 2012-OSI A1†	2.343%		4/13/2029	234	234,424
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	527	532,962
Banc of America Commercial Mortgage Trust 2007-2 AM	5.80%	#	4/10/2049	2,500	2,580,626
Banc of America Commercial Mortgage Trust 2007-3 AM	5.723%	#	6/10/2049	500	513,080
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	716,908
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.591%	#	6/24/2050	1,000	1,030,646
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	382,227
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.944%	#	2/15/2051	230	232,611
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	250	252,614
BBCMS Trust 2015-STP XB IO†	0.286%	#	9/10/2028	88,000	787,600
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	509	503,103
BBCMS Trust 2015-VFM X IO†	0.609%	#	3/12/2036	93,401	2,690,418
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%		11/11/2041	595	636,739
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.668%	#	11/11/2041	595	636,702
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.72%	#	6/11/2040	2,000	2,050,946
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	155	167,195
BWAY Mortgage Trust 2013-1515 XB IO†	0.534%	#	3/10/2033	47,800	1,588,370
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.588%	#	12/15/2047	204	235,565
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.941%	#	5/10/2058	1,046	129,939
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.384%	#	6/15/2031	475	474,396
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.594%	#	6/15/2031	661	271
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	488	491,427
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	367,800

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912%	#	4/10/2028	$170	$159,947
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%	#	12/19/2039	160	160,489
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	316	317,455
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911%	#	1/12/2030	500	496,875
Citigroup Commercial Mortgage Trust 2014-388G B†	1.485%	#	6/15/2033	452	451,702
Citigroup Commercial Mortgage Trust 2014-388G C†	1.835%	#	6/15/2033	350	349,658
Citigroup Commercial Mortgage Trust 2014-388G XCP IO†	0.643%		6/15/2033	20,000	3,200
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.319%	#	7/10/2047	3,452	63,937
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.594%	#	6/10/2048	6,171	193,351
Citigroup Commercial Mortgage Trust 2015-SSHP C†	2.534%	#	9/15/2027	2,673	2,609,491
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.579%	#	7/25/2036	464	441,679
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461%		4/15/2047	220	225,396
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	2,040	2,090,246
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%		3/10/2039	750	812,393
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.167%	#	7/10/2046	100	110,957
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.525%	#	2/10/2029	12,000	76,092
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.923%	#	10/15/2045	5,687	453,288
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	692	687,669
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	56	56,305
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.616%	#	3/10/2046	11,179	699,500
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.802%	#	6/10/2046	19,262	535,120

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	$502	$495,634
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.283%	#	8/10/2047	3,585	232,075
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.385%	#	7/13/2031	935	926,656
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	2.585%	#	10/15/2031	200	198,242
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.339%	#	6/11/2027	1,115	1,110,293
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.739%	#	6/11/2027	1,000	994,898
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	2.089%	#	6/11/2027	600	592,968
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.585%	#	6/15/2034	355	349,583
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	2.185%	#	6/15/2034	621	608,807
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.835%	#	6/15/2034	1,000	982,207
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.565%	#	6/15/2034	11,208	15,680
Commercial Mortgage Trust 2006-GG7 AM	6.06%	#	7/10/2038	2,475	2,472,195
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	167	169,642
Credit Suisse Commercial Mortgage Trust 2006-C5 AM	5.343%		12/15/2039	175	176,987
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.066%	#	2/15/2041	1,035	1,079,245
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	100	103,024
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	537	583,920
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	1,260	1,393,247
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.942%	#	9/15/2039	225	232,179
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.784%	#	9/15/2038	232	226,560
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.234%	#	9/15/2038	653	635,103
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#	9/15/2037	40,000	1,739,800

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.754%	#	4/15/2029	$950	$940,514
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.284%	#	4/15/2029	683	665,671
Csail Commercial Mortgage Trust 2015-C2 XB IO†	0.004%	#	6/15/2057	82,732	367,330
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	417	433,112
DBUBS Mortgage Trust 2011-LC2A B†	4.998%		7/10/2044	175	190,281
DBUBS Mortgage Trust 2011-LC2A D†	5.687%	#	7/10/2044	400	413,539
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	542	559,335
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#	6/10/2034	1,085	24,840
EQTY Mortgage Trust 2014-INNS C†	2.038%	#	5/8/2031	100	96,732
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	800	804,801
Extended Stay America Trust 2013-ESH7 D7†	4.171%	#	12/5/2031	900	906,789
GRACE Mortgage Trust 2014-GRCE B†	3.52%		6/10/2028	300	312,891
Great Wolf Trust 2015-WOLF A†	1.884%	#	5/15/2034	626	618,582
Great Wolf Trust 2015-WOLF C†	2.934%	#	5/15/2034	230	222,714
GS Mortgage Securities Corp. II 2012-GCJ9 XA IO	2.465%	#	11/10/2045	1,889	168,016
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.129%	#	4/10/2034	115	122,662
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	613	622,223
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	221	221,672
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	505	508,863
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	500	503,415
GS Mortgage Securities Trust 2010-C1 D†	6.215%	#	8/10/2043	100	104,304
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	129	133,959
GS Mortgage Securities Trust 2013-GC12 XA IO	1.849%	#	6/10/2046	24,633	1,789,106
GS Mortgage Securities Trust 2016-RENT C†	4.202%		2/10/2029	252	254,786
H/2 Asset Funding 2014-1 Ltd.	2.343%		3/19/2037	900	871,324
H/2 Asset Funding 2015-1A-AFL	2.084%		6/24/2049	1,109	1,068,390
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	554	544,505
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	563	515,084
HILT Mortgage Trust 2014-ORL B†	1.634%	#	7/15/2029	100	97,005
HILT Mortgage Trust 2014-ORL C†	2.034%	#	7/15/2029	500	488,217
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,717	1,719,005
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	265	268,679
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.699%	#	2/12/2049	775	791,014
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.253%	#	12/15/2047	13,412	737,423

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.838%	#	7/15/2045	$7,139	$213,684
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.539%	#	4/15/2046	1,948	132,502
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.334%	#	4/15/2027	115	112,190
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.684%	#	4/15/2027	250	245,459
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	483	500,035
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.25%	#	4/15/2047	3,506	147,701
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.281%	#	4/15/2047	1,000	22,561
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.079%	#	11/15/2047	3,197	174,754
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	335	344,753
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#	6/10/2027	2,906	35,875
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#	6/10/2027	1,292	3,036
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.534%	#	12/15/2030	500	485,514
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.354%	#	6/15/2029	1,494	1,473,139
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.134%	#	6/15/2029	200	194,970
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.955%	#	5/15/2048	2,977	134,550
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.638%	#	3/18/2051	1,395	1,498,739
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.743%	#	6/18/2049	372	380,047
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#	11/14/2027	410	410,629
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857%	#	11/14/2027	329	331,215
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	6,000	6,057,674
LMREC, Inc. 2015-CRE1 A†	2.193%	#	2/22/2032	750	741,596
LMREC, Inc. 2015-CRE1 B†	3.943%	#	2/22/2032	100	97,112
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#	1/20/2041	3,085	71,137

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%		4/20/2048	$453	$460,111
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	90	88,121
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	75	73,760
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	788	796,158
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	50	51,243
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.761%	#	7/15/2050	7,445	318,977
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.722%	#	4/12/2049	2,896	2,915,615
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.56%	#	3/15/2045	20,153	1,477,129
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	402	400,616
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	100	104,948
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#	7/13/2029	60,000	354,600
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.794%	#	8/12/2045	5,000	5,102,329
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	538	530,980
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	606	611,709
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.446%	#	8/25/2029	1,419	1,433,373
PFP III Ltd. 2014-1 B†	2.784%	#	6/14/2031	299	299,422
PFP III Ltd. 2014-1 C†	3.334%	#	6/14/2031	1,000	999,921
Prima Capital Ltd.	2.214%		5/24/2021	1,357	1,354,164
RAIT Trust 2014-FL2 B†	2.584%	#	5/13/2031	500	495,388
RBSCF Trust 2010-RR3 WBTB†	5.948%	#	2/16/2051	930	948,389
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	218	218,877
ReadyCap Commercial Mortgage Trust 2014-1A A	3.01%		10/8/2020	862	849,497
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.484%	#	4/15/2032	577	568,300
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	131	131,511
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	113	113,185
TimberStar Trust I 2006-1A A†	5.668%		10/15/2036	1,000	1,006,491
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	5.043%	#	5/10/2063	94	94,373
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.203%	#	3/10/2046	11,474	607,559
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.431%	#	4/10/2046	19,264	1,201,048
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	241	247,154
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	410	410,666
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	1,233	1,244,767

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	$2,155	$2,194,772
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.612%	#	11/15/2043	520	562,606
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.769%	#	6/15/2048	3,972	188,701
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#	6/15/2048	58,000	225,260
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%		8/20/2021	17	17,334
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	921	965,975
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	188	190,244
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.514%	#	6/15/2045	11,894	800,837
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	281	282,274
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.407%	#	5/15/2045	12,406	808,490
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.196%	#	5/15/2047	6,906	415,512
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#	5/15/2047	1,368	58,990
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.607%	#	8/15/2047	15,000	687,405
Total Non-Agency Commercial Mortgage-Backed Securities (cost $114,024,629)					111,459,296

U.S. TREASURY OBLIGATION 1.79%
U.S. Treasury Note (cost $9,182,152)	0.875%		10/15/2017	9,154	9,164,371
Total Long-Term Investments (cost $488,781,842)					483,828,934

SHORT-TERM INVESTMENTS 5.95%

COMMERCIAL PAPER 0.61%

Electric: Power 0.28%
Entergy Corp.	Zero Coupon		6/2/2016	704	703,981
Entergy Corp.	Zero Coupon		6/7/2016	500	499,917
SCANA Corp.	Zero Coupon		6/7/2016	250	249,958
Total					1,453,856

Health Care Products 0.13%
Thermo Fisher Scientific, Inc.	Zero Coupon		6/10/2016	650	649,785

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Media 0.10%
Viacom, Inc.	Zero Coupon		6/8/2016	$500	$499,883

Office Furniture & Business Equipment 0.10%
Xerox Corp.	Zero Coupon		6/6/2016	500	499,920
Total Commercial Paper (cost $3,103,444)					3,103,444

CORPORATE BONDS 0.78%

Automotive 0.08%
Ford Motor Credit Co. LLC	8.00%		12/15/2016	400	414,510

Banks: Regional 0.05%
Goldman Sachs Group, Inc. (The)	2.661%#		8/24/2016	250	249,812

Building Materials 0.02%
Lafarge SA (France)(c)	6.50%		7/15/2016	100	100,563

Drugs 0.04%
Perrigo Co. plc (Ireland)(c)	1.30%		11/8/2016	200	199,538

Electric: Power 0.05%
Ohio Power Co.	6.00%		6/1/2016	250	250,000

Electrical Equipment 0.10%
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.50%		9/15/2016	488	489,714

Financial Services 0.04%
International Lease Finance Corp.†	6.75%		9/1/2016	200	202,125

Media 0.07%
Viacom, Inc.	2.50%		12/15/2016	375	377,099

Natural Gas 0.02%
Sempra Energy	6.50%		6/1/2016	100	100,000

Oil 0.06%
CNOOC Nexen Finance 2014 ULC (Canada)(c)	1.625%		4/30/2017	200	199,672
Pioneer Natural Resources Co.	5.875%		7/15/2016	125	125,968
Total					325,640

Oil: Crude Producers 0.02%
Plains All American Pipeline LP/PAA Finance Corp.	6.125%		1/15/2017	25	25,691
TransCanada PipeLines Ltd. (Canada)(c)	1.309%	#	6/30/2016	83	83,018
Total					108,709

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts 0.12%
Hospitality Properties Trust	5.625%	3/15/2017	$261	$267,854
Liberty Property LP	5.50%	12/15/2016	125	127,618
Welltower, Inc.	6.20%	6/1/2016	200	200,000
Total				595,472

Steel 0.11%
Vale Overseas Ltd. (Brazil)(c)	6.25%	1/23/2017	567	577,631
Total Corporate Bonds (cost $3,988,910)				3,990,813

REPURCHASE AGREEMENT 3.30%
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $16,770,000 of U.S. Treasury Note at 2.50% due 6/30/2017; value: $17,252,138; proceeds: $16,913,768 (cost $16,913,754)			16,914	16,913,754

U.S. TREASURY OBLIGATION 1.26%
U.S. Treasury Note (cost $6,473,194)	1.00%	9/30/2016	6,464	6,476,02
Total Short-Term Investments (cost $30,479,302)				30,484,053
Total Investments in Securities 100.37% (cost $519,261,144)				514,312,987
Liabilities in Excess of Cash and Other Assets(g) (0.37%)				(1,908,025)
Net Assets 100.00%				$512,404,962

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

BRL	Brazilian real.
EUR	euro.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2016.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2016.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at May 31, 2016.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Sell	Morgan Stanley	8/16/2016	202,000	$230,581	$225,334	$5,247

Open Futures Contracts at May 31, 2016:
					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 2-Year Treasury Note	September 2016	591	Long	$128,782,594	$54,396
U.S. 5-Year Treasury Note	September 2016	159	Short	(19,098,633)	10,900
Totals				$109,683,961	$65,296

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

Open Consumer Price Index (“CPI”) Swaps at May 31, 2016:

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Appreciation
Bank of America	CPI Urban Consumer NSA	1.6635%	10/23/2017	$20,000,000	$20,458,812	$458,812
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	25,145,912	145,912
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	20,067,364	67,364
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	10,005,855	5,855
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	31,386,755	1,386,755
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	26,176,285	1,176,285
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,572,730	572,730
Barclays Bank plc	CPI Urban Consumer NSA	1.6725%	9/26/2016	30,000,000	30,681,843	681,843
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	10,007,879	7,879
Barclays Bank plc	CPI Urban Consumer NSA	1.4225%	11/28/2016	30,000,000	30,447,423	447,423
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,007,908	7,908
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,590,741	1,590,741
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,399,934	399,934
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	20,302,041	302,041
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	35,148,487	148,487
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,527,227	527,227
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	15,054,663	54,663
Deutsche Bank AG	CPI Urban Consumer NSA	1.506%	10/30/2016	40,000,000	40,675,883	675,883
Deutsche Bank AG	1.270%	CPI Urban Consumer NSA	9/2/2018	20,000,000	20,015,620	15,620
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	5,003,858	3,858
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	32,639,140	2,639,140
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,835,740	835,740
Goldman Sachs	CPI Urban Consumer NSA	1.9575%	1/17/2017	40,000,000	41,073,306	1,073,306
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,086,480	86,480
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,020,422	20,422

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Appreciation
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	$20,000,000	$20,734,394	$734,394
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	5,031,442	31,442
J.P. Morgan	0.8225%	CPI Urban Consumer NSA	8/27/2017	15,000,000	15,111,017	111,017
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	10,007,093	7,093
Morgan Stanley	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	30,093,995	93,995
Unrealized Appreciation on CPI Swaps						$14,310,249

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	$5,000,000	$4,991,347	$(8,653)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,917,039	(82,961)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,909,008	(90,992)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,922,786	(77,214)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,906,353	(93,647)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,629,452	(370,548)
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	15,000,000	14,021,710	(978,290)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	36,132,498	(3,867,502)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	27,057,947	(2,942,053)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,532,187	(467,813)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	35,480,188	(4,519,812)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,461,972	(538,028)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,075,328	(924,672)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/25/2021	15,000,000	14,854,298	(145,702)
Barclays Bank plc	CPI Urban Consumer NSA	1.266%	12/14/2017	30,000,000	29,898,130	(101,870)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,838,837	(161,163)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,633,996	(366,004)
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	9,968,672	(31,328)

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	$10,000,000	$9,629,205	$(370,795)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,579,506	(420,494)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	37,396,568	(2,603,432)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	26,997,044	(3,002,956)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,535,888	(1,464,112)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	12,572,778	(2,427,222)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	10,015,184	(4,984,816)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,426,013	(573,987)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	26,207,913	(3,792,087)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	5,927,983	(2,072,017)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7625%	5/26/2018	30,000,000	29,997,271	(2,729)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,954,977	(45,023)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,947,141	(52,859)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,870,230	(129,770)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,915,634	(84,366)
Deutsche Bank AG	CPI Urban Consumer NSA	1.378%	12/7/2017	20,000,000	19,976,713	(23,287)
Deutsche Bank AG	CPI Urban Consumer NSA	1.315%	11/18/2018	20,000,000	19,924,205	(75,795)
Deutsche Bank AG	CPI Urban Consumer NSA	1.280%	12/10/2017	20,000,000	19,937,867	(62,133)
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	9,868,664	(131,336)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,285,133	(714,867)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	28,384,215	(1,615,785)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,488,378	(511,622)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,710,340	(289,660)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,313,481	(686,519)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,106,852	(1,893,148)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,242,655	(757,345)

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	$5,000,000	$4,190,755	$(809,245)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	8,927,416	(1,072,584)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,144,496	(855,504)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,257,830	(1,742,170)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,408,951	(591,049)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,462,316	(1,537,684)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,254,326	(1,745,674)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	7,833,509	(1,166,491)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,290,707	(709,293)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,256,144	(1,743,856)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,009,589	(1,990,411)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,149,513	(1,850,487)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,025,658	(3,974,342)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,000,105	(3,999,895)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,622,541	(1,377,459)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,783,084	(1,216,916)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	21,599,432	(3,400,568)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	10,656,602	(4,343,398)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	27,091,828	(2,908,172)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	26,965,459	(3,034,541)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,085,900	(914,100)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,205,559	(1,794,441)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,069,915	(2,930,085)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	9,943,829	(5,056,171)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	7,176,912	(2,823,088)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	32,963,405	(2,036,595)

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	$9,000,000	$8,094,553	$(905,447)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	8,852,702	(1,147,298)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	26,713,425	(3,286,575)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,413,627	(586,373)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	17,708,259	(2,291,741)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,497,858	(1,502,142)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,049,551	(1,950,449)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	25,988,547	(4,011,453)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,285,688	(1,714,312)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	3,767,586	(1,232,414)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,464,138	(535,862)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,829,893	(1,170,107)
Merrill Lynch International Bank Ltd.	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,980,481	(19,519)
Morgan Stanley	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,934,153	(65,847)
Morgan Stanley	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,911,632	(88,368)
Morgan Stanley	CPI Urban Consumer NSA	1.390%	11/13/2018	20,000,000	19,979,164	(20,836)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,729,393	(270,607)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,074,704	(925,296)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,259,440	(1,740,560)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,640,273	(1,359,727)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,003,386	(996,614)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,081,642	(1,918,358)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	8,950,955	(1,049,045)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	8,826,478	(1,173,522)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,558,202	(1,441,798)

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

	Payments to be	Payments to be
	Made	Received
Swap	By The Fund at	By The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	$15,000,000	$13,248,477	$(1,751,523)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,599,434	(2,400,566)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	21,666,378	(3,333,622)
Unrealized Depreciation on CPI Swaps						$(139,070,614)

Credit Default Swaps on Indexes—Sell Protection at May 31, 2016(1):

								Credit
								Default
								Swap
			Original	Current				Agreements
Referenced	Fund	Termination	Notional	Notional	Fair	Payments	Unrealized	Payable at
Index*	Receives	Date	Amount	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$300,000	$43,180	$42,649	$(15,014)	$14,482	$(531)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	500,000	71,967	71,081	(11,327)	10,442	(886)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	810,208	806,875	(32,917)	29,583	(3,333)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	2,000,000	1,620,417	1,613,750	(67,542)	60,875	(6,667)
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	500,000	446,177	444,623	(36,524)	34,970	(1,554)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	300,000	43,180	42,649	(15,018)	14,487	(531)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	71,967	71,081	(25,030)	24,145	(885)
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	100,000	81,021	80,688	(7,195)	6,862	(333)
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,500,000	215,900	213,244	(39,062)	36,406	(2,656)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	200,000	162,042	161,375	(15,391)	14,724	(667)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	500,000	405,104	403,438	(38,491)	36,824	(1,667)
						$(303,511)	$283,800	$(19,710)

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $283,800. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$–	$32,892,938	$868,000	(4)(7)	$33,760,938
Remaining Industries	–	47,421,861	–		47,421,861
Common Stock	1,451	–	–		1,451
Convertible Bonds
Oil	–	–	8,889	(5)	8,889
Remaining Industries	–	297,901	–		297,901
Corporate Bonds
Computer Software	–	1,987,698	27	(5)	1,987,725
Remaining Industries	–	228,319,931	–		228,319,931
Floating Rate Loans(6)
Auto Parts: Original Equipment	–	284,666	–		284,666
Biotechnology Research & Production	–	731,165	–		731,165
Business Services	–	117,569	162,185		279,754
Chemicals	–	186,658	–		186,658
Computer Software	–	1,998,998	–		1,998,998
Containers	–	996,658	–		996,658
Drugs	–	422,046	583,903		1,005,949
Electric: Power	–	1,540,221	–		1,540,221
Electrical Equipment	–	2,855,148	–		2,855,148
Entertainment	–	1,278,224	–		1,278,224
Financial Services	–	363,720	–		363,720
Food	–	332,567	–		332,567
Food/Beverage	–	314,310	–		314,310
Government	–	1,474,172	–		1,474,172
Health Care Products	–	–	814,905		814,905
Health Care Services	–	–	631,854		631,854
Household Equipment/Products	–	352,191	–		352,191
Lodging	–	3,177,106	–		3,177,106
Media	–	2,682,454	–		2,682,454
Miscellaneous	–	–	1,079,423		1,079,423
Oil	–	151,937	–		151,937
Retail	–	1,726,893	–		1,726,893
Technology	–	250,704	–		250,704
Telecommunications	–	–	249,375		249,375
Foreign Bond	–	224,927	–		224,927
Foreign Government Obligations	–	475,214	–		475,214
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	10,594,780	–		10,594,780
Government Sponsored Enterprises Pass-Throughs	–	15,836,307	–		15,836,307
Municipal Bonds	–	3,507,104	–		3,507,104
Non-Agency Commercial Mortgage-Backed Securities	–	106,075,183	5,384,113	(4)(8)	111,459,296
U.S. Treasury Obligations	–	15,640,413	–		15,640,413
Commercial Paper	–	3,103,444	–		3,103,444
Repurchase Agreement	–	16,913,754	–		16,913,754
Total	$1,451	$504,528,862	$9,782,674		$514,312,987

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
CPI Swaps
Assets	$–	$14,310,249	$–	$14,310,249
Liabilities	–	(139,070,614)	–	(139,070,614)
Credit Default Swaps
Assets	–	–	–	–
Liabilities	–	(19,710)	–	(19,710)
Forward Foreign Currency Exchange Contracts
Assets	–	5,247	–	5,247
Liabilities	–	–	–	–
Futures Contracts
Assets	65,296	–	–	65,296
Liabilities	–	–	–	–
Total	$65,296	$(124,774,828)	$–	$(124,709,532)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(7)	Asset-Backed Securities categorized as Level 3 investment includes Leaf Receivables Funding 11 LLC 2016-1 A2, Leaf Receivables Funding 11 LLC 2016-1 A3 and Leaf Receivables Funding 11 LLC 2016-1 A4.
(8)	Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investment includes Banc of America Re-MEMIC Trust 2009-UB1 A4B, H/2 Asset Funding 2014-1 Ltd., H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX and Prima Capital Ltd.

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

					Government
					Sponsored	Non-Agency
					Enterprises	Commercial
					Collateralized	Mortgage-
	Asset-Backed	Convertible	Corporate	Floating	Mortgage	Backed
Investment Type	Securities	Bonds	Bonds	Rate Loans	Obligations	Securities
Balance as of December 1, 2015	$729,717	$8,933	$752,812	$4,848,455	$2,362,558	$6,191,057
Accrued discounts/ premiums	–	–	(3,681)	1,331	–	144
Realized gain (loss)	–	–	–	(15,448)	–	–
Change in unrealized appreciation/ depreciation	86	(44)	(223,384)	29,364	15,353	(121,103)
Purchases	867,914	–	–	1,804,825	–	–
Sales	–	–	(750,000)	(2,906,639)	–	(685,985)
Net transfers in or out of Level 3	(729,717)	–	224,280	(240,243)	(2,377,911)	–
Balance as of May 31, 2016	$868,000	$8,889	$27	$3,521,645	$–	$5,384,113

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 95.97%

ASSET-BACKED SECURITIES 15.40%

Automobiles 7.42%
Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$62,515	$62,524,832
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	56,619	56,708,641
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	18,144	18,206,920
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	2,127	2,127,146
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	19,125	19,135,798
AmeriCredit Automobile Receivables Trust 2015-1 A3	1.26%	11/8/2019	50,000	49,985,995
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	28,196	28,341,424
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	31,195	31,477,964
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	76,159	76,809,885
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	20,660	21,085,063
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	28,652	28,825,006
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	43,106	43,318,435
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	35,070	35,213,948
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	8,189	8,187,946
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	15,883	15,876,811
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	2,004	2,003,222
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	17,255	17,237,221
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	24,984	24,984,267
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	46,191	46,165,890
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	22,997	23,013,017
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	18,024	17,911,044

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	$31,135	$31,173,168
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	50,200	50,254,848
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	22,702	22,916,779
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,395,146
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	46,759	46,792,002
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	27,434	27,549,843
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	50,948	50,896,436
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	46,940	46,998,135
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,001,566
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	23,888,830
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,444,203
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,418,709
CarMax Auto Owner Trust 2013-1 C	1.54%	12/15/2018	9,761	9,784,970
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,184	1,184,474
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	59,742	59,729,182
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	6,295	6,293,243
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,099,841
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	986	985,951
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	26,360	26,368,339
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%	12/16/2019	24,576	24,632,458
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	5,872	5,833,566
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	66,352	66,545,748
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	20,670	20,819,423
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	26,255	26,455,284
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	36,453	36,518,499
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	4,984	4,982,205
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,900	2,869,495
Drive Auto Receivables Trust 2015-CA A3†	1.38%	10/15/2018	31,230	31,226,905
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	53,077	53,159,779
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	67,552	67,536,693
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	53,590	54,100,284
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	41,590	41,731,697
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	42,105	42,647,830

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Drive Auto Receivables Trust 2016-BA B†	2.56%		6/15/2020	$30,853	$30,846,869
Drive Auto Receivables Trust 2016-BA C†	3.19%		7/15/2022	30,853	30,835,519
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	63,905	63,880,786
Fifth Third Auto Trust 2014-3 A3	0.96%		3/15/2019	54,312	54,294,859
Flagship Credit Auto Trust 2015-2 A†	1.98%		10/15/2020	34,296	34,229,910
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	18,471	18,478,289
Ford Credit Auto Lease Trust 2016-A A3	1.71%		4/15/2019	52,056	52,374,333
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%		1/22/2018	50,731	50,781,154
Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.334%	#	3/15/2021	14,807	14,821,561
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	17,194	17,131,256
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%		3/15/2019	66,118	66,076,187
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%		12/16/2019	57,902	58,059,019
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	59,061	58,733,749
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	56,589	56,537,215
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%		1/15/2021	41,095	41,089,448
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%		11/20/2017	49,103	49,116,463
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	3,409	3,409,258
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	7,453	7,535,357
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	16,866	17,017,641
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	28,819	28,975,280
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	34,016	34,454,109
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	28,251	28,745,627
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	53,187	54,402,259
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	38,694	39,685,333
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	16,535	16,532,898
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	8,230	8,212,556
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	4,862	4,792,827
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%		1/15/2019	17,754	17,772,035
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	28,800	28,994,377
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	10,457	10,369,215
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	6,591	6,571,471
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%		8/15/2022	7,357	7,364,208
Total					2,614,497,074

Credit Cards 1.88%
American Express Credit Account Master Trust 2013-1 A	0.854%	#	2/16/2021	16,050	16,124,042
American Express Credit Account Master Trust 2014-3 A	1.49%		4/15/2020	86,670	87,131,015

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
Bank of America Credit Card Trust 2014-A3 A	0.724%	#	1/15/2020	$77,899	$78,048,800
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	26,421	26,474,550
Capital One Multi-Asset Execution Trust 2015-A3	0.833%	#	3/15/2023	113,310	112,739,948
Capital One Multi-Asset Execution Trust 2016-A1	0.90%	#	2/15/2022	115,476	115,948,274
Chase Issuance Trust 2012-A4	1.58%		8/16/2021	14,915	14,968,721
Citibank Credit Card Issuance Trust 2014-A5	2.68%		6/7/2023	43,883	45,555,245
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	9,583	9,698,954
Discover Card Execution Note Trust 2016-A2	0.974%	#	9/15/2021	42,743	43,021,821
First National Master Note Trust 2015-1 A	1.204%	#	9/15/2020	7,307	7,333,235
MBNA Credit Card Master Note Trust 2004-A3	0.694%	#	8/16/2021	51,184	51,005,363
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	24,532	24,547,735
Synchrony Credit Card Master Note Trust 2014-1 A	1.61%		11/15/2020	29,495	29,602,235
Total					662,199,938

Home Equity 0.07%
Asset Backed Securities Corp. Home Equity Loan
Trust Series NC 2006-HE4 A5	0.599%	#	5/25/2036	19,045	18,046,590
Meritage Mortgage Loan Trust 2004-2 M3	1.414%	#	1/25/2035	6,223	5,932,614
Total					23,979,204

Other 6.03%
ALM XIV Ltd. 2014-14A A1†	2.051%	#	7/28/2026	5,500	5,490,068
AMAC CDO Funding I 2006-1A B†	0.823%	#	11/23/2050	6,488	6,261,379
Apollo Credit Funding IV Ltd. 4A A1†	2.092%	#	4/15/2027	21,500	21,481,048
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.84%	#	4/16/2021	16,861	16,618,746
Ares XI CLO Ltd. 2007-11A A1B†	0.877%	#	10/11/2021	26,496	26,174,420
Ascentium Equipment Receivables LLC 2015-2A A2†	1.57%		12/11/2017	24,083	24,076,370
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	24,461	24,440,140
Avenue CLO VI Ltd. 2007-6A A2†	0.97%	#	7/17/2019	9,323	9,345,001
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	29,654	30,131,337
BlueMountain CLO Ltd. 2014-3A A1†	2.102%	#	10/15/2026	41,750	41,657,895
BlueMountain CLO Ltd. 2015-3A A1†	1.956%	#	10/20/2027	24,750	24,731,041
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.77%	#	4/18/2025	19,500	19,342,998
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	2.122%	#	10/15/2026	6,050	6,048,067
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.091%	#	4/27/2027	9,550	9,540,933
Cedar Funding IV CLO Ltd. 2014-4A A1†	2.119%	#	10/23/2026	22,120	21,944,967

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Cent CDO Ltd. 2007-14A A2B†	0.952%	#	4/15/2021	$15,000	$14,313,417
Cent CLO Ltd. 2013-17A A1†	1.916%	#	1/30/2025	38,500	37,846,024
Cent CLO Ltd. 2013-19A A1A†	1.948%	#	10/29/2025	19,050	18,838,648
Cerberus Onshore II CLO LLC 2013-1A A1†	2.622%	#	10/15/2023	19,352	19,379,192
CIFC Funding I Ltd. 2013-1A A1†	1.77%	#	4/16/2025	20,000	19,807,278
CIFC Funding II Ltd. 2014-2A A1L†	2.105%	#	5/24/2026	72,650	72,286,750
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	36,407,826
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	9,297	9,314,607
Cornerstone CLO Ltd. 2007-1A A1S†	0.842%	#	7/15/2021	4,762	4,732,427
Crown Point CLO Ltd. 2012-1A A1LB†	2.118%	#	11/21/2022	3,105	3,102,468
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	22,853	22,838,104
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	33,710	34,144,944
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	39,958	40,027,381
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	22,029	22,043,341
Fore CLO Ltd. 2007-1A A2†	1.074%	#	7/20/2019	4,520	4,487,253
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.12%	#	10/19/2025	26,695	26,559,582
Fortress Credit BSL Ltd. 2013-1A A†	1.80%	#	1/19/2025	46,720	46,132,515
GE Dealer Floorplan Master Note Trust 2014-1 A	0.818%	#	7/20/2019	10,275	10,260,485
GE Dealer Floorplan Master Note Trust 2014-2 A	0.888%	#	10/20/2019	9,044	9,013,159
GE Dealer Floorplan Master Note Trust 2015-2 A	1.088%	#	1/20/2022	11,154	11,099,260
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.92%	#	4/17/2022	37,451	37,079,338
Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.898%	#	8/15/2056	29,253	27,003,853
Grayson CLO Ltd. 2006-1A A1A†	0.861%	#	11/1/2021	12,836	12,577,432
Halcyon Loan Advisors Funding Ltd. 2015-2A A†	2.009%	#	7/25/2027	27,750	27,350,258
Hempstead CLO LP 2013-1A A1†	2.122%	#	1/15/2026	23,544	23,365,278
Jefferson Mill CLO Ltd. 2015-1A A1†	2.124%	#	7/20/2027	27,000	26,926,503
JFIN CLO Ltd. 2007-1A A2†	0.864%	#	7/20/2021	12,592	12,363,766
JFIN Revolver CLO 2013-1A A†	1.874%	#	1/20/2021	16,775	16,816,236
JFIN Revolver CLO Ltd. 2014-2A A2†	1.918%	#	2/20/2022	31,847	31,583,104
JFIN Revolver CLO Ltd. 2015-3A A1†	2.124%	#	4/20/2023	37,001	37,012,001
JFIN Revolver CLO Ltd. 2015-4A A†	1.771%	#	4/22/2020	13,742	13,680,096
KKR Financial CLO Ltd. 2007-1A B†	1.368%	#	5/15/2021	4,417	4,398,866
Leaf Receivables Funding 10 LLC 2015-1 B†	2.42%		1/15/2021	12,673	12,678,908
Leaf Receivables Funding 11 LLC 2016-1 A2†	1.72%		7/15/2018	20,700	20,700,000
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	17,154	17,154,000
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	22,021	22,021,000
Marathon CLO IV Ltd. 2012-4A A1†	2.008%	#	5/20/2023	14,187	14,177,526

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Mercedes-Benz Master Owner Trust 2016-BA A†	1.784%	#	5/17/2021	$26,000	$26,027,664
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	38,520	38,507,204
Mountain View CLO Ltd. 2015-9A A1A†	2.082%	#	7/15/2027	21,000	20,782,104
MT Wilson CLO II Ltd. 2007-2A A2†	0.957%	#	7/11/2020	7,287	7,223,857
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	74,381	73,938,820
Nomura CRE CDO Ltd. 2007-2A A2†	0.934%	#	5/21/2042	5,741	5,734,895
NorthStar Real Estate CDO VIII Ltd. 2006-8A A1†	0.729%	#	2/1/2041	5,745	5,712,902
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.799%	#	2/1/2041	18,500	17,570,749
Northwoods Capital XI Ltd. 2014-11A A†	2.222%	#	4/15/2025	23,200	23,143,575
NZCG Funding Ltd. 2015-2A A1†	2.171%	#	4/27/2027	20,080	20,046,619
Oaktree CLO Ltd. 2014-2A A1A†	2.154%	#	10/20/2026	44,975	44,720,068
Oaktree CLO Ltd. 2015-1A A1†	2.174%	#	10/20/2027	31,000	30,793,633
Oaktree EIF I Ltd. 2015-A1 A†	2.265%	#	10/18/2027	16,750	16,803,397
OCP CLO Ltd. 2014-6A A1A†	2.07%	#	7/17/2026	15,000	14,900,901
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.142%	#	4/15/2026	20,408	20,416,243
Octagon Loan Funding Ltd. 2014-1A A1†	2.068%	#	11/18/2026	3,925	3,902,816
OHA Loan Funding Ltd. 2013-2A A†	1.888%	#	8/23/2024	28,500	28,321,638
OHA Loan Funding Ltd. 2015-1A A†	2.118%	#	2/15/2027	25,650	25,615,626
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.732%	#	3/14/2022	8,930	8,822,394
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	31,647	31,893,524
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	47,681	47,599,589
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	16,808	17,040,224
OZLM Funding Ltd. 2012-1A A1R†	2.141%	#	7/22/2027	20,000	19,936,334
OZLM VII Ltd. 2014-7A A1A†	2.04%	#	7/17/2026	19,000	18,822,232
OZLM VIII Ltd. 2014-8A A1A†	2.06%	#	10/17/2026	83,315	82,864,016
OZLM XI Ltd. 2015-11A A1A†	2.166%	#	1/30/2027	9,750	9,735,269
SLM Private Education Loan Trust 2010-A 2A†	3.683%	#	5/16/2044	36,336	37,368,656
SLM Private Education Loan Trust 2012-A A1†	1.833%	#	8/15/2025	4,591	4,600,113
SLM Private Education Loan Trust 2012-E A1†	1.183%	#	10/16/2023	6,037	6,028,894
SLM Private Education Loan Trust 2013-B A1†	1.083%	#	7/15/2022	20,150	20,153,725
SLM Student Loan Trust 2011-1 A1	0.959%	#	3/25/2026	12,851	12,719,678
Sound Point CLO XI Ltd. 2016-1A A†	2.175%	#	7/20/2028	49,000	48,897,100
Stone Tower CLO V Ltd. 2006-5A A2B†	0.95%	#	7/16/2020	35,894	35,837,892
Stone Tower CLO VI Ltd. 2007-6A A2A†	0.84%	#	4/17/2021	2,989	2,977,462
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	28,943	29,076,135
Tryon Park CLO Ltd. 2013-1A A1†	1.742%	#	7/15/2025	8,150	8,018,470
Venture XVIII CLO Ltd. 2014-18A A†	2.072%	#	10/15/2026	45,250	44,965,015
Voya CLO Ltd. 2012-3A AR†	1.942%	#	10/15/2022	200	199,855

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Other (continued)
Westchester CLO Ltd. 2007-1A A1A†	0.841%	#	8/1/2022		$14,699	$14,533,996
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026		18,016	17,734,507
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026		6,736	6,640,930
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027		6,755	6,697,122
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027		11,902	11,782,476
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028		47,875	47,483,581
Total						2,123,399,136
Total Asset-Backed Securities (cost $5,412,178,809)						5,424,075,352

					Shares
					(000)
COMMON STOCK 0.00%

Oil
OGX Petroleo e Gas SA ADR
(cost $743,233)					490	200,969

				Principal
				Amount
				(000)
CONVERTIBLE BONDS 0.05%

Oil 0.00%
Oleo e Gas Participacoes SA(a)(b)	10.00%		6/1/2016	BRL	313	545,690
Oleo e Gas Participacoes SA(a)(b)	10.00%		6/1/2016	BRL	395	688,778
Total						1,234,468

Retail 0.05%
Restoration Hardware Holdings, Inc.†	Zero Coupon		6/15/2019		$13,822	10,945,296
Restoration Hardware Holdings, Inc.†	Zero Coupon		7/15/2020		9,030	6,467,738
Total						17,413,034
Total Convertible Bonds (cost $19,860,526)						18,647,502

CORPORATE BONDS 43.90%

Aerospace/Defense 0.16%
BAE Systems plc (United Kingdom)†(c)	3.50%		10/11/2016		1,250	1,260,969
Harris Corp.	2.70%		4/27/2020		9,672	9,644,977
Harris Corp.	4.25%		10/1/2016		40,753	41,073,033
Litton Industries, Inc.	6.75%		4/15/2018		3,470	3,771,446
Total						55,750,425

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Air Transportation 0.05%
Continental Airlines 1998-1 Class B Pass Through Trust	6.748%		3/15/2017	$572	$595,147
Continental Airlines 2009-1 Pass-Through Trust	9.00%		7/8/2016	9,764	9,891,055
Continental Airlines 2012-1 Class B Pass Through Trust	6.25%		4/11/2020	5,149	5,451,794
Total					15,937,996

Auto Parts: Original Equipment 0.12%
BorgWarner, Inc.	5.75%		11/1/2016	1,280	1,302,021
International Automotive Components Group SA (Luxembourg)†(c)	9.125%		6/1/2018	12,157	11,433,659
Schaeffler Holding Finance BV PIK (Netherlands)†(c)	6.875%		8/15/2018	18,744	19,259,460
Tenneco, Inc.	6.875%		12/15/2020	9,623	9,973,960
Total					41,969,100

Automotive 2.13%
Ford Motor Credit Co. LLC	1.50%		1/17/2017	2,259	2,262,490
Ford Motor Credit Co. LLC	1.724%		12/6/2017	62,560	62,512,079
Ford Motor Credit Co. LLC	2.24%		6/15/2018	48,100	48,381,770
Ford Motor Credit Co. LLC	2.459%		3/27/2020	18,802	18,804,707
Ford Motor Credit Co. LLC	3.157%		8/4/2020	77,251	79,298,306
Ford Motor Credit Co. LLC	4.25%		2/3/2017	20,050	20,443,341
Ford Motor Credit Co. LLC	6.625%		8/15/2017	24,198	25,615,059
Ford Motor Credit Co. LLC	8.125%		1/15/2020	4,740	5,635,784
General Motors Co.	3.50%		10/2/2018	83,993	86,199,496
General Motors Financial Co., Inc.	2.40%		4/10/2018	57,933	58,164,616
General Motors Financial Co., Inc.	3.00%		9/25/2017	9,655	9,786,588
General Motors Financial Co., Inc.	3.10%		1/15/2019	52,673	53,702,757
General Motors Financial Co., Inc.	3.15%		1/15/2020	8,236	8,329,973
General Motors Financial Co., Inc.	3.20%		7/13/2020	44,930	45,408,190
General Motors Financial Co., Inc.	3.25%		5/15/2018	9,645	9,833,811
General Motors Financial Co., Inc.	4.75%		8/15/2017	19,860	20,517,108
Hyundai Capital America†	2.40%		10/30/2018	33,300	33,642,757
Kia Motors Corp. (South Korea)†(c)	3.625%		6/14/2016	13,600	13,609,819
Volkswagen Group of America Finance LLC†	1.076%	#	11/20/2017	8,020	7,932,871
Volkswagen Group of America Finance LLC†	1.25%		5/23/2017	12,793	12,749,350
Volkswagen Group of America Finance LLC†	1.60%		11/20/2017	27,375	27,230,925
Volkswagen Group of America Finance LLC†	2.125%		5/23/2019	1,000	995,288
Volkswagen Group of America Finance LLC†	2.40%		5/22/2020	32,275	32,023,320

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automotive (continued)
Volkswagen Group of America Finance LLC†	2.45%		11/20/2019	$51,030	$51,095,982
Volkswagen International Finance NV (Netherlands)†(c)	1.60%		11/20/2017	16,050	15,950,394
Total					750,126,781

Banks: Money Center 0.03%
Export-Import Bank of Korea (South Korea)(c)	1.38%	#	1/14/2017	11,250	11,266,999

Banks: Regional 7.05%
Abbey National Treasury Services plc (United Kingdom)(c)	2.50%		3/14/2019	93,022	94,613,513
ABN AMRO Bank NV (Netherlands)(c)	6.25%	#	9/13/2022	19,600	20,546,641
Akbank TAS (Turkey)†(c)	3.875%		10/24/2017	7,850	8,000,014
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(c)	7.875%		9/25/2017	10,000	10,632,490
Associated Banc-Corp.	2.75%		11/15/2019	4,675	4,701,306
Banco de Bogota SA (Colombia)†(c)	5.00%		1/15/2017	5,100	5,161,542
Banco de Credito del Peru (Peru)†(c)	2.75%		1/9/2018	10,593	10,746,598
Banco de Credito e Inversiones (Chile)†(c)	3.00%		9/13/2017	7,000	7,072,135
Banco del Estado de Chile (Chile)†(c)	2.00%		11/9/2017	34,000	34,110,432
Banco do Brasil SA	3.875%		1/23/2017	14,800	14,918,400
Bangkok Bank PCL (Hong Kong)†(c)	3.30%		10/3/2018	11,000	11,297,121
Bank of America Corp.	1.187%	#	5/2/2017	1,250	1,244,191
Bank of America Corp.	2.25%		4/21/2020	7,027	7,009,250
Bank of America Corp.	5.42%		3/15/2017	95,402	98,370,433
Bank of America Corp.	5.49%		3/15/2019	49,802	54,023,566
Bank of America Corp.	5.625%		7/1/2020	23,821	26,645,194
Bank of America Corp.	5.70%		5/2/2017	36,622	38,002,247
Bank of America Corp.	5.75%		8/15/2016	29,837	30,117,259
Bank of America Corp.	7.625%		6/1/2019	55,805	64,439,987
Bank of America Corp.	7.80%		9/15/2016	62,659	63,785,609
Bank of America NA	5.30%		3/15/2017	115,560	119,123,061
Bank of America NA	6.10%		6/15/2017	36,802	38,600,551
Bank of Nova Scotia (The) (Canada)†(c)	2.15%		8/3/2016	14,450	14,484,261
BBVA Banco Continental SA (Peru)†(c)	2.25%		7/29/2016	12,655	12,670,819
Capital One Financial Corp.	5.25%		2/21/2017	350	359,338
Capital One Financial Corp.	6.15%		9/1/2016	18,525	18,754,451
Capital One NA/Mclean VA	1.50%		9/5/2017	750	747,921
CIT Group, Inc.	3.875%		2/19/2019	11,442	11,524,268

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
CIT Group, Inc.	4.25%		8/15/2017	$26,013	$26,384,986
CIT Group, Inc.	5.25%		3/15/2018	5,925	6,132,375
CIT Group, Inc.†	5.50%		2/15/2019	87,026	91,159,735
Citigroup, Inc.	1.80%		2/5/2018	21,203	21,233,002
Citigroup, Inc.	2.65%		10/26/2020	14,461	14,584,135
Citigroup, Inc.	6.125%		11/21/2017	900	956,062
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)†(c)	3.125%		12/10/2020	53,551	53,571,082
Discover Bank	2.00%		2/21/2018	23,515	23,473,190
Discover Bank	2.60%		11/13/2018	28,891	29,082,865
Discover Bank	7.00%		4/15/2020	5,473	6,187,560
Discover Bank	8.70%		11/18/2019	24,357	28,427,079
Fifth Third Bancorp	2.875%		7/27/2020	39,542	40,301,206
Fifth Third Bancorp	5.45%		1/15/2017	12,393	12,730,263
First Midwest Bancorp, Inc.	5.875%		11/22/2016	17,650	17,955,998
Goldman Sachs Group, Inc. (The)	2.661%	#	8/24/2016	3,350	3,347,481
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	14,385	16,117,961
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	5,140	5,687,194
Goldman Sachs Group, Inc. (The)	5.95%		1/18/2018	17,050	18,202,051
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	29,093	33,052,005
Grupo Aval Ltd.†	5.25%		2/1/2017	8,000	8,100,000
HBOS plc (United Kingdom)†(c)	6.75%		5/21/2018	256,757	276,818,965
Huntington Bancshares, Inc.	2.60%		8/2/2018	14,475	14,653,882
Huntington Bancshares, Inc.	3.15%		3/14/2021	14,456	14,840,053
Huntington Bancshares, Inc.	7.00%		12/15/2020	19,767	22,912,444
Huntington National Bank (The)	2.20%		4/1/2019	1,500	1,504,989
Huntington National Bank (The)	2.875%		8/20/2020	18,050	18,347,933
Industrial & Commercial Bank of China Ltd.	2.351%		11/13/2017	24,500	24,658,956
Intesa Sanpaolo SpA (Italy)(c)	2.375%		1/13/2017	62,081	62,374,084
Intesa Sanpaolo SpA (Italy)(c)	3.875%		1/16/2018	10,315	10,579,745
Itau Unibanco Holding SA†	2.85%		5/26/2018	24,500	24,402,000
JPMorgan Chase & Co.	2.25%		1/23/2020	35,668	35,835,105
KEB Hana Bank (South Korea)†(c)	2.50%		6/12/2019	9,500	9,616,840
Korea Development Bank (The) (South Korea)(c)	1.26%	#	1/22/2017	23,100	23,100,901
Lloyds Bank plc (United Kingdom)(c)	9.875%	#	12/16/2021	30,111	31,413,602
Macquarie Bank Ltd. (Australia)†(c)	5.00%		2/22/2017	6,055	6,213,381
Manufacturers & Traders Trust Co.	5.629%	#	12/1/2021	15,000	14,625,000
Manufacturers & Traders Trust Co.	6.625%		12/4/2017	7,265	7,767,353

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Morgan Stanley	5.50%		7/24/2020	$30,665	$34,292,945
National City Corp.	6.875%		5/15/2019	35,485	40,055,823
National Savings Bank (Sri Lanka)†(c)	8.875%		9/18/2018	15,100	15,987,125
Nordea Bank AB (Sweden)†(c)	4.875%		5/13/2021	21,758	23,738,283
Popular, Inc.	7.00%		7/1/2019	17,102	17,059,245
Regions Bank	7.50%		5/15/2018	19,025	20,770,277
Regions Financial Corp.	2.00%		5/15/2018	3,667	3,668,375
Royal Bank of Scotland NV (Netherlands)(c)	4.65%		6/4/2018	12,218	12,606,923
Royal Bank of Scotland plc (The) (United Kingdom)(c)	9.50%	#	3/16/2022	129,478	136,765,540
Santander Bank NA	2.00%		1/12/2018	33,567	33,492,918
Santander Bank NA	8.75%		5/30/2018	1,262	1,399,101
Santander UK Group Holdings plc (United Kingdom)(c)	2.875%		10/16/2020	24,153	24,076,846
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%		1/8/2021	11,547	11,609,827
SVB Financial Group	5.375%		9/15/2020	6,533	7,214,255
Synovus Financial Corp.	7.875%		2/15/2019	24,158	26,905,972
Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%		6/4/2019	9,500	9,553,903
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%		7/19/2017	29,500	30,090,000
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	3.75%		4/15/2018	6,700	6,689,984
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%		4/24/2017	29,700	30,521,205
UBS AG (Jersey)(c)	7.25%		2/22/2022	28,675	29,732,190
UBS Group Funding Jersey Ltd. (Jersey)†(c)	2.95%	#	9/24/2020	14,192	14,315,768
UBS Group Funding Jersey Ltd. (Jersey)†(c)	3.00%		4/15/2021	62,648	62,926,345
Wilmington Trust Corp.	8.50%		4/2/2018	10,931	12,173,581
Total					2,483,700,492

Beverages 0.29%
Beam Suntory, Inc.	1.75%		6/15/2018	811	813,217
Beam Suntory, Inc.	1.875%		5/15/2017	13,353	13,405,731
Pernod Ricard SA (France)†(c)	2.95%		1/15/2017	27,050	27,344,493
Pernod Ricard SA (France)†(c)	4.45%		1/15/2022	11,555	12,552,023
Pernod Ricard SA (France)†(c)	5.75%		4/7/2021	40,723	46,348,150
Total					100,463,614

Building Materials 0.36%
Cemex SAB de CV (Mexico)†(c)	5.378%	#	10/15/2018	12,000	12,330,000
Fortune Brands Home & Security, Inc.	3.00%		6/15/2020	14,469	14,659,875

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Building Materials (continued)
Louisiana-Pacific Corp.	7.50%		6/1/2020	$9,718	$10,076,351
Martin Marietta Materials, Inc.	1.729%	#	6/30/2017	50,849	50,498,650
Martin Marietta Materials, Inc.	6.60%		4/15/2018	21,137	22,755,608
Owens Corning	6.50%		12/1/2016	221	224,669
Owens Corning	9.00%		6/15/2019	6,772	7,822,236
Standard Industries, Inc.†	5.125%		2/15/2021	8,200	8,548,500
Total					126,915,889

Business Services 0.48%
APX Group, Inc.	6.375%		12/1/2019	19,454	19,356,730
Chicago Parking Meters LLC†	5.489%		12/30/2020	16,550	18,025,929
ERAC USA Finance LLC†	6.375%		10/15/2017	1,403	1,492,396
HPHT Finance 15 Ltd.†	2.25%		3/17/2018	13,800	13,824,109
Korea Expressway Corp. (South Korea)†(c)	1.625%		4/28/2017	4,800	4,805,962
NES Rentals Holdings, Inc.†	7.875%		5/1/2018	19,613	19,122,675
Verisk Analytics, Inc.	4.875%		1/15/2019	2,330	2,469,218
Western Union Co. (The)	2.875%		12/10/2017	45,708	46,429,866
Western Union Co. (The)	3.35%		5/22/2019	24,500	24,845,768
Western Union Co. (The)	5.93%		10/1/2016	17,943	18,238,306
Total					168,610,959

Chemicals 0.55%
Blue Cube Spinco, Inc.†	9.75%		10/15/2023	24,409	28,314,440
LyondellBasell Industries NV	5.00%		4/15/2019	95,496	102,509,990
Yara International ASA (Norway)†(c)	7.875%		6/11/2019	55,124	62,387,690
Total					193,212,120

Computer Hardware 1.83%
Denali International LLC/Denali Finance Corp.†	5.625%		10/15/2020	213,658	225,195,532
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(d)	3.48%		6/1/2019	144,965	146,951,890
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(d)	4.42%		6/15/2021	73,929	75,488,532
Hewlett Packard Enterprise Co.†	2.369%	#	10/5/2017	4,664	4,694,200
Hewlett Packard Enterprise Co.†	2.45%		10/5/2017	971	979,941
Hewlett Packard Enterprise Co.†	2.559%	#	10/5/2018	700	710,210
Hewlett Packard Enterprise Co.†	2.85%		10/5/2018	117,445	119,570,167
Hewlett Packard Enterprise Co.†	3.60%		10/15/2020	65,319	67,203,910
NetApp, Inc.	2.00%		12/15/2017	2,293	2,297,077
Total					643,091,459

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Computer Software 0.50%
Activision Blizzard, Inc.†	5.625%	9/15/2021	$46,424	$48,861,260
Aspect Software, Inc.(a)	10.625%	5/15/2017	14,479	1,448
Change Healthcare Holdings, Inc.	11.00%	12/31/2019	41,711	44,239,729
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	34,357	34,907,812
Fidelity National Information Services, Inc.	2.85%	10/15/2018	42,571	43,303,817
Fidelity National Information Services, Inc.	5.00%	3/15/2022	3,969	4,133,233
Total				175,447,299

Containers 0.50%
Coveris Holding Corp.†	10.00%	6/1/2018	44,824	45,720,480
Coveris Holdings SA (Luxembourg)†(c)	7.875%	11/1/2019	6,715	6,614,275
Novelis, Inc.	8.75%	12/15/2020	48,573	50,637,352
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	56,720	56,932,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	14,600	14,928,500
WestRock RKT Co.	4.45%	3/1/2019	1,280	1,348,511
Total				176,181,818

Drugs 2.39%
Actavis Funding SCS (Luxembourg)(c)	2.35%	3/12/2018	19,315	19,483,987
Actavis, Inc.	1.875%	10/1/2017	3,000	3,005,928
Capsugel SA PIK (Luxembourg)†(c)	7.00%	5/15/2019	40,214	40,364,802
Express Scripts, Inc.	7.25%	6/15/2019	4,145	4,760,048
Forest Laboratories LLC†	4.375%	2/1/2019	199,223	209,442,144
Medco Health Solutions, Inc.	7.125%	3/15/2018	26,460	28,919,113
Mylan NV†(d)	2.50%	6/7/2019	14,466	14,449,798
Mylan NV†	3.00%	12/15/2018	19,290	19,595,361
Mylan NV†(d)	3.15%	6/15/2021	24,111	24,083,031
Mylan NV†	3.75%	12/15/2020	20,100	20,740,165
Mylan, Inc.	1.35%	11/29/2016	80,630	80,554,853
Mylan, Inc.	1.80%	6/24/2016	57,103	57,131,380
Mylan, Inc.	2.55%	3/28/2019	27,206	27,139,454
Mylan, Inc.	2.60%	6/24/2018	97,234	98,326,618
NBTY, Inc.†	7.625%	5/15/2021	12,017	12,287,383
Perrigo Co. plc (Ireland)(c)	1.30%	11/8/2016	77,779	77,599,175
Perrigo Co. plc (Ireland)(c)	2.30%	11/8/2018	52,427	52,245,917
Zoetis, Inc.	1.875%	2/1/2018	53,063	53,046,444
Total				843,175,601

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power 1.37%
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	$11,296	$11,674,100
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	14,991	17,429,511
Dominion Resources, Inc.	2.962%	7/1/2019	15,415	15,528,531
Dominion Resources, Inc.	4.104%	4/1/2021	48,555	50,006,018
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	9,316	10,610,113
Enel Finance International NV (Netherlands)†(c)	6.25%	9/15/2017	1,000	1,058,209
Entergy Corp.	4.70%	1/15/2017	63,947	64,973,030
Entergy Texas, Inc.	7.125%	2/1/2019	2,702	3,049,207
Exelon Generation Co. LLC	2.95%	1/15/2020	33,119	33,681,791
Exelon Generation Co. LLC	4.00%	10/1/2020	32,289	34,033,413
Exelon Generation Co. LLC	5.20%	10/1/2019	1,453	1,589,957
Exelon Generation Co. LLC	6.20%	10/1/2017	1,735	1,834,941
FirstEnergy Solutions Corp.	6.05%	8/15/2021	1,034	1,111,139
Israel Electric Corp. Ltd. (Israel)†(c)	6.70%	2/10/2017	16,600	17,161,910
Jersey Central Power & Light Co.	5.65%	6/1/2017	3,375	3,500,077
Jersey Central Power & Light Co.	7.35%	2/1/2019	4,202	4,724,397
Majapahit Holding BV (Netherlands)†(c)	7.75%	10/17/2016	13,835	14,198,169
Metropolitan Edison Co.	7.70%	1/15/2019	17,918	20,217,542
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	55,120	55,067,912
Pennsylvania Electric Co.	6.05%	9/1/2017	2,422	2,546,798
Pepco Holdings LLC	6.125%	6/1/2017	22,992	23,750,345
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	14,085	14,736,347
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	14,872	16,621,022
Progress Energy, Inc.	7.05%	3/15/2019	5,911	6,711,805
Public Service Co. of New Mexico	7.95%	5/15/2018	19,955	22,214,066
Red Oak Power LLC	8.54%	11/30/2019	13,232	13,298,605
TECO Finance, Inc.	5.15%	3/15/2020	695	761,733
TECO Finance, Inc.	6.572%	11/1/2017	13,463	14,283,826
TransAlta Corp. (Canada)(c)	1.90%	6/3/2017	8,127	8,007,614
Total				484,382,128

Electrical Equipment 0.79%
Freescale Semiconductor, Inc.†	5.00%	5/15/2021	1,720	1,787,033
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	98,888	105,137,722
KLA-Tencor Corp.	2.375%	11/1/2017	38,180	38,445,733
KLA-Tencor Corp.	3.375%	11/1/2019	58,284	59,926,676

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electrical Equipment (continued)
Lam Research Corp.(d)	2.80%	6/15/2021	$14,469	$14,613,574
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.125%	6/1/2021	59,125	59,716,250
Total				279,626,988

Electronics 0.21%
Jabil Circuit, Inc.	7.75%	7/15/2016	44,365	44,655,635
Jabil Circuit, Inc.	8.25%	3/15/2018	26,185	28,574,381
Total				73,230,016

Engineering & Contracting Services 0.06%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,293	21,985,165

Entertainment 0.56%
CCM Merger, Inc.†	9.125%	5/1/2019	33,532	35,173,324
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020	5,365	5,700,313
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	3,366	3,563,753
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	25,939	25,943,928
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	35,087	35,455,905
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	24,386	25,250,971
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	20,597	21,729,835
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	9,503	9,930,635
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	23,039	25,400,497
WMG Holdings Corp.†	13.75%	10/1/2019	934	988,873
WMG Holdings Corp.	13.75%	10/1/2019	7,539	7,981,916
Total				197,119,950

Environmental Services 0.09%
Advanced Disposal Services, Inc.	8.25%	10/1/2020	29,307	30,332,745

Financial Services 3.00%
Air Lease Corp.	5.625%	4/1/2017	263,354	271,519,554
Alliance Data Systems Corp.†	6.375%	4/1/2020	26,757	27,258,694
Discover Financial Services	6.45%	6/12/2017	25,112	26,222,955
E*TRADE Financial Corp.	5.375%	11/15/2022	46,237	48,548,850
International Lease Finance Corp.	5.875%	4/1/2019	4,824	5,167,710
International Lease Finance Corp.	6.25%	5/15/2019	39,840	43,126,800
International Lease Finance Corp.†	7.125%	9/1/2018	80,955	88,645,725
Jefferies Group LLC	5.125%	4/13/2018	12,064	12,586,661
Jefferies Group LLC	8.50%	7/15/2019	110,927	126,630,824
Lazard Group LLC	4.25%	11/14/2020	15,841	16,660,598

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial Services (continued)
Lazard Group LLC	6.85%	6/15/2017	$17,040	$17,874,585
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020	21,622	24,005,826
Macquarie Group Ltd. (Australia)†(c)	7.625%	8/13/2019	6,526	7,530,997
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	9,650	9,191,625
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	39,450	41,323,875
Navient Corp.	4.875%	6/17/2019	60,714	59,499,720
Navient Corp.	5.50%	1/15/2019	41,166	41,320,372
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	76,786	80,049,405
Raymond James Financial, Inc.	8.60%	8/15/2019	21,256	25,056,126
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	39,867	41,661,015
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	38,640	39,081,998
Utility Contract Funding LLC†	7.944%	10/1/2016	3,601	3,669,820
Total				1,056,633,735

Food 0.74%
Bumble Bee Holdco SCA PIK (Luxembourg)†(c)	9.625%	3/15/2018	21,556	21,421,275
Delhaize Group (Belgium)(c)	6.50%	6/15/2017	1,500	1,573,901
FAGE Dairy Industry SA/FAGE USA Dairy
Industry, Inc. (Greece)†(c)	9.875%	2/1/2020	32,415	33,711,600
Grupo Bimbo SAB de CV (Mexico)†(c)	4.875%	6/30/2020	384	413,550
JBS USA LLC/JBS USA Finance, Inc. †	7.25%	6/1/2021	98,431	101,876,085
JBS USA LLC/JBS USA Finance, Inc.†	8.25%	2/1/2020	9,651	10,085,295
Minerva Luxembourg SA (Luxembourg)†(c)	12.25%	2/10/2022	4,820	5,181,982
US Foods, Inc.	8.50%	6/30/2019	58,642	60,327,958
Want Want China Finance Ltd. (China)†(c)	1.875%	5/14/2018	27,553	27,386,001
Total				261,977,647

Health Care Products 0.90%
Boston Scientific Corp.	2.85%	5/15/2020	24,026	24,547,076
Boston Scientific Corp.	5.125%	1/12/2017	7,800	7,972,715
Boston Scientific Corp.	6.00%	1/15/2020	68,944	77,820,402
ConvaTec Finance International SA PIK (Luxembourg)†(c)	8.25%	1/15/2019	30,200	30,237,750
Immucor, Inc.	11.125%	8/15/2019	23,854	21,826,410
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	33,526	30,843,920
Life Technologies Corp.	6.00%	3/1/2020	20,160	22,587,042
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	38,740	38,920,645
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	60,419	61,283,113

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Products (continued)
Zimmer Biomet Holdings, Inc.	4.625%	11/30/2019	$1,500	$1,626,264
Total				317,665,337

Health Care Services 0.49%
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	62,445	58,229,963
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	13,971	14,687,014
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	59,851	57,756,215
Laboratory Corp. of America Holdings	2.20%	8/23/2017	750	753,725
Tenet Healthcare Corp.	8.00%	8/1/2020	27,225	27,888,609
Universal Health Services, Inc.†	3.75%	8/1/2019	12,613	13,070,221
Total				172,385,747

Household Equipment/Products 0.03%
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	6,640	6,747,900
Newell Brands, Inc.	6.25%	4/15/2018	3,065	3,282,787
Total				10,030,687

Insurance 0.83%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	21,635	22,229,962
CNO Financial Group, Inc.	4.50%	5/30/2020	15,910	16,466,850
Fidelity National Financial, Inc.	6.60%	5/15/2017	33,420	34,903,547
HUB International Ltd.†	9.25%	2/15/2021	12,693	13,232,453
Kemper Corp.	6.00%	5/15/2017	21,214	22,027,302
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	8,308	8,400,892
Lincoln National Corp.	8.75%	7/1/2019	15,669	18,578,874
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	49,013	49,848,280
Trinity Acquisition plc (United Kingdom)(c)	3.50%	9/15/2021	44,953	45,865,006
Willis North America, Inc.	6.20%	3/28/2017	58,769	60,832,850
Total				292,386,016

Leasing 0.63%
Aviation Capital Group Corp.†	2.875%	9/17/2018	48,130	47,986,573
Aviation Capital Group Corp.†	3.875%	9/27/2016	49,054	49,360,587
Aviation Capital Group Corp.†	4.625%	1/31/2018	45,897	47,044,425
Aviation Capital Group Corp.†	7.125%	10/15/2020	12,067	13,680,961
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	4,475	4,456,397
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	6,345	6,419,459
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	43,175	43,726,604
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	8,838	9,017,712
Total				221,692,718

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Lodging 0.23%
Boyd Gaming Corp.	9.00%	7/1/2020	$12,391	$12,997,676
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,035	5,723,013
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	11,268	12,246,378
Station Casinos LLC	7.50%	3/1/2021	27,387	28,876,907
Wyndham Worldwide Corp.	2.95%	3/1/2017	3,600	3,633,678
Wynn Macau Ltd. (Macau)†(c)	5.25%	10/15/2021	19,696	19,203,600
Total				82,681,252

Machinery: Agricultural 0.43%
Imperial Brands Finance plc (United Kingdom)†(c)	2.95%	7/21/2020	65,805	67,684,325
Reynolds American, Inc.	3.50%	8/4/2016	2,300	2,310,253
Reynolds American, Inc.	6.875%	5/1/2020	46,189	54,194,108
Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	27,119	27,007,948
Total				151,196,634

Machinery: Industrial/Specialty 0.12%
CNH Industrial Capital LLC	6.25%	11/1/2016	2,000	2,034,584
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	19,300	19,927,250
Stanley Black & Decker, Inc.	2.451%	11/17/2018	19,320	19,691,736
Total				41,653,570

Manufacturing 0.02%
Pentair Finance SA (Luxembourg)(c)	1.875%	9/15/2017	3,906	3,892,427
Smith & Wesson Holding Corp.†	5.00%	7/15/2018	2,100	2,131,500
Total				6,023,927

Media 0.97%
Block Communications, Inc.†	7.25%	2/1/2020	18,453	18,729,795
Cox Communications, Inc.†	5.875%	12/1/2016	40,603	41,459,601
Cox Communications, Inc.†	6.25%	6/1/2018	5,015	5,355,328
Cox Communications, Inc.†	9.375%	1/15/2019	17,676	20,528,836
Discovery Communications LLC	5.05%	6/1/2020	2,014	2,196,740
Discovery Communications LLC	5.625%	8/15/2019	7,995	8,758,466
Neptune Finco Corp.†	10.125%	1/15/2023	26,200	29,409,500
Sirius XM Radio, Inc.†	5.25%	8/15/2022	14,587	15,407,519
Sky plc (United Kingdom)†(c)	9.50%	11/15/2018	2,204	2,580,097
Time Warner Cable, Inc.	8.25%	4/1/2019	18,619	21,557,916
Time Warner Cable, Inc.	8.75%	2/14/2019	25,144	29,316,622
Univision Communications, Inc.†	8.50%	5/15/2021	45,248	47,340,720
Viacom, Inc.	2.20%	4/1/2019	4,453	4,445,221

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Media (continued)
Viacom, Inc.	2.75%		12/15/2019	$22,660	$22,891,721
Viacom, Inc.	3.50%		4/1/2017	18,444	18,740,543
Viacom, Inc.	3.875%		12/15/2021	38,619	40,014,536
Viacom, Inc.	5.625%		9/15/2019	3,000	3,288,519
Viacom, Inc.	6.125%		10/5/2017	8,424	8,869,975
Total					340,891,655

Metals & Minerals: Miscellaneous 1.13%
Barrick Gold Corp. (Canada)(c)	6.95%		4/1/2019	2,700	2,999,897
Barrick North America Finance LLC	4.40%		5/30/2021	52,263	54,819,758
Barrick North America Finance LLC	6.80%		9/15/2018	1,000	1,085,919
Barrick PD Australia Finance Pty Ltd. (Australia)(c)	4.95%		1/15/2020	1,644	1,730,713
BHP Billiton Finance USA Ltd. (Australia)(c)	3.25%		11/21/2021	34,427	35,586,708
BHP Billiton Finance USA Ltd. (Australia)(c)	5.40%		3/29/2017	8,066	8,333,493
BHP Billiton Finance USA Ltd. (Australia)(c)	6.50%		4/1/2019	3,854	4,344,287
Glencore Finance Canada Ltd. (Canada)†(c)	2.70%		10/25/2017	37,042	36,869,310
Glencore Finance Canada Ltd. (Canada)†(c)	3.60%		1/15/2017	9,671	9,720,835
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%		11/15/2021	22,762	21,931,870
Glencore Funding LLC†	1.988%	#	1/15/2019	29,075	27,330,500
Goldcorp, Inc. (Canada)(c)	2.125%		3/15/2018	10,978	10,946,087
Goldcorp, Inc. (Canada)(c)	3.625%		6/9/2021	45,801	46,199,514
Kinross Gold Corp. (Canada)(c)	3.625%		9/1/2016	77,837	78,226,185
New Gold, Inc. (Canada)†(c)	7.00%		4/15/2020	46,843	47,252,876
Teck Resources Ltd. (Canada)†(c)(d)	8.00%		6/1/2021	9,646	9,863,035
Total					397,240,987

Natural Gas 0.19%
Black Hills Gas LLC†	5.90%		4/1/2017	3,180	3,262,445
CenterPoint Energy Resources Corp.	4.50%		1/15/2021	20,520	21,692,820
CenterPoint Energy, Inc.	5.95%		2/1/2017	32,948	33,837,464
Southern Star Central Gas Pipeline, Inc.†	6.00%		6/1/2016	9,765	9,765,000
Total					68,557,729

Oil 4.08%
Afren plc (United Kingdom)†(a)(c)	6.625%		12/9/2020	8,099	101,243
Afren plc (United Kingdom)†(a)(c)	10.25%		4/8/2019	11,027	137,837
Afren plc (United Kingdom)†(a)(c)	11.50%		2/1/2016	16,833	210,415
Anadarko Holding Co.	7.05%		5/15/2018	5,862	6,076,344
Anadarko Petroleum Corp.	6.95%		6/15/2019	52,598	57,436,753

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil (continued)
Anadarko Petroleum Corp.	8.70%		3/15/2019	$20,253	$22,878,255
BG Energy Capital plc (United Kingdom)†(c)	4.00%		12/9/2020	42,300	44,857,246
Bill Barrett Corp.	7.00%		10/15/2022	2,921	2,066,608
Canadian Natural Resources Ltd. (Canada)(c)	1.75%		1/15/2018	6,583	6,469,496
Canadian Natural Resources Ltd. (Canada)(c)	5.70%		5/15/2017	127,529	131,174,927
Canadian Natural Resources Ltd. (Canada)(c)	5.90%		2/1/2018	6,618	6,895,976
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%		5/15/2019	41,155	45,318,157
Carrizo Oil & Gas, Inc.	6.25%		4/15/2023	4,740	4,657,050
Carrizo Oil & Gas, Inc.	7.50%		9/15/2020	56,984	57,411,380
Chaparral Energy, Inc.(a)	8.25%		9/1/2021	18,815	8,984,163
Chaparral Energy, Inc.(a)	9.875%		10/1/2020	31,305	15,182,925
Cimarex Energy Co.	5.875%		5/1/2022	15,729	16,485,250
Clayton Williams Energy, Inc.	7.75%		4/1/2019	4,828	3,669,280
CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%		5/9/2018	9,900	9,811,900
CNPC General Capital Ltd. (China)†(c)	1.526%	#	5/14/2017	27,800	27,764,555
CNPC General Capital Ltd. (China)†(c)	2.75%		4/19/2017	9,800	9,902,145
Concho Resources, Inc.	6.50%		1/15/2022	13,732	14,246,950
Concho Resources, Inc.	7.00%		1/15/2021	17,803	18,470,613
ConocoPhillips	5.75%		2/1/2019	8,839	9,645,373
ConocoPhillips	6.00%		1/15/2020	33,024	37,111,711
Continental Resources, Inc.	7.125%		4/1/2021	105,575	109,534,062
Continental Resources, Inc.	7.375%		10/1/2020	85,836	88,840,260
Delek & Avner Tamar Bond Ltd. (Israel)†(c)	2.803%		12/30/2016	10,000	10,012,500
Denbury Resources, Inc.	5.50%		5/1/2022	24,328	17,394,520
Devon Energy Corp.	1.174%	#	12/15/2016	1,150	1,143,147
Devon Energy Corp.	4.00%		7/15/2021	3,853	3,720,915
Devon Energy Corp.	6.30%		1/15/2019	45,136	47,687,583
Encana Corp. (Canada)(c)	6.50%		5/15/2019	24,739	25,142,988
Eni SpA (Italy)†(c)	4.15%		10/1/2020	3,456	3,630,829
EOG Resources, Inc.	5.625%		6/1/2019	31,199	34,194,385
Hess Corp.	1.30%		6/15/2017	3,275	3,257,187
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%		4/15/2021	34,391	35,680,663
Marathon Petroleum Corp.	2.70%		12/14/2018	48,200	48,917,794
Marathon Petroleum Corp.	3.40%		12/15/2020	23,013	23,335,941
MEG Energy Corp. (Canada)†(c)	6.50%		3/15/2021	30,542	24,204,535
MEG Energy Corp. (Canada)†(c)	7.00%		3/31/2024	5,833	4,520,575
Memorial Resource Development Corp.	5.875%		7/1/2022	37,590	37,543,013
Nexen Energy ULC (Canada)(c)	6.20%		7/30/2019	8,005	8,904,570

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil (continued)
Noble Energy, Inc.	5.625%		5/1/2021	$43,978	$45,787,959
OGX Austria GmbH (Austria)†(a)(c)	8.50%		6/1/2018	31,150	623
Pioneer Natural Resources Co.	6.65%		3/15/2017	9,134	9,460,577
Pioneer Natural Resources Co.	6.875%		5/1/2018	19,550	21,028,586
Pioneer Natural Resources Co.	7.50%		1/15/2020	2,764	3,149,042
Range Resources Corp.	5.75%		6/1/2021	36,737	35,910,418
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.832%		9/30/2016	1,772	1,797,352
Sanchez Energy Corp.	6.125%		1/15/2023	4,186	3,034,850
Seven Generations Energy Ltd. (Canada)†(c)	8.25%		5/15/2020	19,199	20,158,950
Shell International Finance BV (Netherlands)(c)	1.875%		5/10/2021	57,901	57,169,768
Sinopec Group Overseas Development 2012 Ltd.†	2.75%		5/17/2017	10,375	10,479,362
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	19,500	19,697,964
Sinopec Group Overseas Development 2014 Ltd.†	1.409%	#	4/10/2017	37,800	37,768,928
SM Energy Co.	6.125%		11/15/2022	4,675	4,301,000
SM Energy Co.	6.50%		11/15/2021	12,078	11,353,320
SM Energy Co.	6.50%		1/1/2023	4,506	4,123,936
Suncor Energy, Inc. (Canada)(c)	6.10%		6/1/2018	25,884	27,737,087
Sunoco, Inc.	5.75%		1/15/2017	12,908	13,178,526
Valero Energy Corp.	9.375%		3/15/2019	21,730	25,717,998
Total					1,436,488,265

Oil: Crude Producers 3.99%
Buckeye Partners LP	4.875%		2/1/2021	8,650	8,963,649
Buckeye Partners LP	6.05%		1/15/2018	20,411	21,550,138
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	43,974	44,168,629
Copano Energy LLC/Copano Energy Finance Corp.	7.125%		4/1/2021	113,845	117,098,804
DCP Midstream LLC†	9.75%		3/15/2019	35,992	38,466,450
Enbridge Energy Partners LP	5.20%		3/15/2020	11,550	12,000,311
Enbridge Energy Partners LP	6.50%		4/15/2018	5,285	5,595,547
Enbridge Energy Partners LP	9.875%		3/1/2019	65,597	75,009,448
Energy Transfer Partners LP	2.50%		6/15/2018	14,444	14,254,206
Energy Transfer Partners LP	9.00%		4/15/2019	98,113	109,028,366
Energy Transfer Partners LP	9.70%		3/15/2019	51,882	58,082,262
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%		6/1/2022	85,034	82,608,915
Enterprise Products Operating LLC	6.30%		9/15/2017	7,993	8,455,395
Florida Gas Transmission Co. LLC†	5.45%		7/15/2020	13,759	14,688,049

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers (continued)
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	$19,210	$21,587,007
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	1,300	1,314,946
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	3,270	3,270,000
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	30,796	30,215,742
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	160,205	167,383,786
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	4,890	4,963,350
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	8,003	8,700,301
Kinder Morgan, Inc.	7.25%	6/1/2018	42,923	46,417,662
Magellan Midstream Partners LP	5.65%	10/15/2016	12,293	12,475,957
Magellan Midstream Partners LP	6.55%	7/15/2019	17,218	19,335,917
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,957	48,251,183
ONEOK Partners LP	2.00%	10/1/2017	36,275	36,034,352
ONEOK Partners LP	3.20%	9/15/2018	2,380	2,389,451
Panhandle Eastern Pipeline Co. LP	6.20%	11/1/2017	9,443	9,685,383
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	9,427	10,010,305
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	4,401	4,924,490
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	68,966	71,014,290
Rockies Express Pipeline LLC†	6.00%	1/15/2019	20,570	21,444,225
Rockies Express Pipeline LLC†	6.85%	7/15/2018	9,595	10,026,775
Sabine Pass LNG LP	6.50%	11/1/2020	41,124	43,128,795
Sabine Pass LNG LP	7.50%	11/30/2016	18,300	18,723,188
Spectra Energy Capital LLC	6.20%	4/15/2018	1,929	2,048,035
Spectra Energy Partners LP	2.95%	6/15/2016	28,093	28,105,192
Texas Eastern Transmission LP†	6.00%	9/15/2017	2,000	2,099,504
TransCanada PipeLines Ltd. (Canada)(c)	1.625%	11/9/2017	1,448	1,446,016
TransCanada PipeLines Ltd. (Canada)(c)	1.875%	1/12/2018	4,913	4,912,322
TransCanada PipeLines Ltd. (Canada)(c)	6.50%	8/15/2018	1,205	1,315,013
Williams Cos., Inc. (The)	7.875%	9/1/2021	16,226	17,199,560
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	37,253	34,097,969
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	114,446	112,312,154
Total				1,404,803,039

Oil: Integrated Domestic 0.85%
Cameron International Corp.	1.40%	6/15/2017	10,533	10,497,146
FMC Technologies, Inc.	2.00%	10/1/2017	3,860	3,789,648
Halliburton Co.	3.25%	11/15/2021	9,635	9,892,303
Halliburton Co.	6.15%	9/15/2019	17,747	19,847,162

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Integrated Domestic (continued)
National Oilwell Varco, Inc.	1.35%	12/1/2017	$24,615	$24,336,998
Schlumberger Holdings Corp.†	3.00%	12/21/2020	79,080	81,160,911
SESI LLC	6.375%	5/1/2019	32,352	30,330,000
Weatherford International Ltd.	5.125%	9/15/2020	24,052	19,602,380
Weatherford International Ltd.	9.625%	3/1/2019	98,259	97,276,410
Western Atlas, Inc.	6.00%	6/1/2018	1,700	1,818,488
Total				298,551,446

Paper & Forest Products 0.05%
Georgia-Pacific LLC†	5.40%	11/1/2020	14,014	15,648,061
International Paper Co.	9.375%	5/15/2019	1,302	1,546,785
Total				17,194,846

Real Estate Investment Trusts 2.35%
American Tower Corp.	2.80%	6/1/2020	44,701	45,197,405
American Tower Corp.	3.30%	2/15/2021	25,745	26,430,692
American Tower Corp.	7.25%	5/15/2019	82,583	93,640,451
Brandywine Operating Partnership LP	5.70%	5/1/2017	1,445	1,495,253
DDR Corp.	7.50%	4/1/2017	20,280	21,240,015
DDR Corp.	7.50%	7/15/2018	1,880	2,076,986
Digital Realty Trust LP	3.40%	10/1/2020	9,650	9,909,189
Digital Realty Trust LP	5.875%	2/1/2020	78,189	87,051,254
EPR Properties	7.75%	7/15/2020	69,399	80,196,443
Goodman Funding Pty Ltd. (Australia)†(c)	6.375%	11/12/2020	9,383	10,797,309
HCP, Inc.	2.625%	2/1/2020	2,418	2,409,825
HCP, Inc.	3.75%	2/1/2019	21,044	21,655,497
HCP, Inc.	5.375%	2/1/2021	13,500	14,913,126
HCP, Inc.	5.625%	5/1/2017	4,776	4,947,062
HCP, Inc.	6.00%	1/30/2017	17,152	17,642,290
HCP, Inc.	6.30%	9/15/2016	5,614	5,692,602
HCP, Inc.	6.70%	1/30/2018	30,480	32,695,012
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	15,044	16,728,868
Hospitality Properties Trust	6.70%	1/15/2018	5,210	5,457,428
Kilroy Realty LP	4.80%	7/15/2018	21,923	23,013,801
Kilroy Realty LP	6.625%	6/1/2020	6,167	7,059,100
Regency Centers LP	5.875%	6/15/2017	1,540	1,604,112
Senior Housing Properties Trust	3.25%	5/1/2019	15,331	15,267,238
Senior Housing Properties Trust	6.75%	4/15/2020	43,603	47,554,740
Senior Housing Properties Trust	6.75%	12/15/2021	4,525	5,011,628

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts (continued)
SL Green Realty Corp.	5.00%	8/15/2018	$11,525	$12,047,993
SL Green Realty Corp.	7.75%	3/15/2020	34,295	39,766,630
Ventas Realty LP	1.55%	9/26/2016	500	500,532
Vereit Operating Partnership LP	2.00%	2/6/2017	59,135	59,309,921
Vereit Operating Partnership LP	3.00%	2/6/2019	102,084	101,828,790
Vereit Operating Partnership LP(d)	4.125%	6/1/2021	7,741	7,837,762
Vornado Realty LP	2.50%	6/30/2019	293	296,221
Welltower, Inc.	2.25%	3/15/2018	745	750,056
Welltower, Inc.	4.125%	4/1/2019	1,000	1,050,702
Weyerhaeuser Co.	7.375%	10/1/2019	5,227	5,990,388
Total				829,066,321

Retail 0.42%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	59,382	24,468,673
Marks & Spencer plc (United Kingdom)†(c)	6.25%	12/1/2017	17,020	18,067,768
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	12,081	9,181,560
Neiman Marcus Group Ltd. LLC PIK†	8.75%	10/15/2021	23,771	16,817,982
QVC, Inc.	3.125%	4/1/2019	7,335	7,460,524
Rite Aid Corp.	9.25%	3/15/2020	16,872	17,821,050
Serta Simmons Bedding LLC†	8.125%	10/1/2020	50,814	53,862,840
Walgreen Co.	5.25%	1/15/2019	1,000	1,082,411
Total				148,762,808

Savings & Loan 0.02%
Astoria Financial Corp.	5.00%	6/19/2017	6,304	6,479,793

Steel 0.22%
Allegheny Technologies, Inc.	9.375%	6/1/2019	65,605	65,440,987
GTL Trade Finance, Inc.†	7.25%	10/20/2017	4,226	4,379,193
Nucor Corp.	5.75%	12/1/2017	6,658	7,019,816
Nucor Corp.	5.85%	6/1/2018	1,625	1,743,903
Total				78,583,899

Technology 0.91%
Alibaba Group Holding Ltd. (China)(c)	1.625%	11/28/2017	48,570	48,495,056
Alibaba Group Holding Ltd. (China)(c)	2.50%	11/28/2019	74,282	74,490,584
Alibaba Group Holding Ltd. (China)(c)	3.125%	11/28/2021	9,050	9,143,405
Baidu, Inc. (China)(c)	2.25%	11/28/2017	23,350	23,479,312
Baidu, Inc. (China)(c)	2.75%	6/9/2019	21,550	21,817,651
Baidu, Inc. (China)(c)	3.25%	8/6/2018	14,500	14,824,148

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Technology (continued)
Expedia, Inc.	7.456%		8/15/2018	$51,996	$57,558,948
Symantec Corp.	2.75%		6/15/2017	8,925	8,999,381
Tencent Holdings Ltd. (China)†(c)	2.00%		5/2/2017	14,800	14,868,036
Tencent Holdings Ltd. (China)†(c)	3.375%		5/2/2019	32,546	33,609,603
Tencent Holdings Ltd. (China)†(c)	4.625%		12/12/2016	13,100	13,331,752
Total					320,617,876

Telecommunications 1.71%
America Movil SAB de CV (Mexico)(c)	1.632%	#	9/12/2016	19,400	19,419,846
AT&T, Inc.	2.80%		2/17/2021	38,754	39,338,643
BellSouth LLC†	4.40%		4/26/2017	189,275	194,270,914
Digicel Group Ltd. (Jamaica)†(c)	8.25%		9/30/2020	19,300	16,839,250
Embarq Corp.	7.082%		6/1/2016	44,024	44,024,000
Frontier Communications Corp.	8.50%		4/15/2020	44,387	47,161,188
Frontier Communications Corp.†	8.875%		9/15/2020	75,056	80,028,460
Frontier Communications Corp.	9.25%		7/1/2021	21,325	22,417,906
GTH Finance BV (Netherlands)†(c)	6.25%		4/26/2020	4,600	4,657,500
Sable International Finance Ltd.†	8.75%		2/1/2020	25,052	26,241,970
T-Mobile USA, Inc.	6.464%		4/28/2019	66,220	67,585,787
T-Mobile USA, Inc.	6.625%		11/15/2020	37,526	38,893,823
Total					600,879,287

Toys 0.00%
Mattel, Inc.	1.70%		3/15/2018	1,108	1,106,351

Transportation: Miscellaneous 0.07%
Florida East Coast Holdings Corp.†	6.75%		5/1/2019	9,454	9,454,000
Ryder System, Inc.	5.85%		11/1/2016	14,750	15,049,425
Total					24,503,425

Utilities 0.00%
United Utilities plc (United Kingdom)(c)	4.55%		6/19/2018	1,500	1,565,837
Total Corporate Bonds (cost $15,531,035,465)					15,462,148,378

FLOATING RATE LOANS(e) 4.90%

Auto Parts: Original Equipment 0.06%
MPG Holdco I, Inc. 2015 Term Loan B	3.75%		10/20/2021	19,496	19,541,604

Biotechnology Research & Production 0.15%
Amgen, Inc. Term Loan	1.631%		9/18/2018	52,433	52,323,662

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Business Services 0.06%
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	$6,674	$6,640,756
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	16,839	15,954,983
Total				22,595,739

Chemicals 0.04%
Huntsman International, LLC 2016 Term Loan B	4.25%	4/1/2023	12,539	12,651,349

Computer Software 0.47%
Activision Blizzard, Inc. Term Loan A	2.435%	10/13/2020	90,381	90,606,952
Activision Blizzard, Inc. Term Loan B	3.25%	10/12/2020	8,009	8,056,368
First Data Corp. 2018 2nd New Term Loan B	3.943%	9/24/2018	1,950	1,952,438
First Data Corp. 2022 New Term Loan B	4.193%	7/8/2022	63,031	63,254,130
Total				163,869,888

Containers 0.17%
Owens llinois, Inc. Term Loan A	2.186% - 2.88%	4/22/2020	37,704	37,138,314
Owens llinois, Inc. Term Loan B	3.50%	9/1/2022	23,134	23,249,833
Total				60,388,147

Drugs 0.23%
Actavis, Inc. 2014 Delayed Draw Term Loan	2.185%	2/15/2019	49,297	49,204,299
Actavis, Inc. Term Loan A1	2.183%	10/31/2017	1,972	1,967,356
Express Scripts Holding Co. 2 Year Term Loan	1.58%	4/28/2017	27,400	27,331,500
Express Scripts Holding Co. 5 Year Term Loan	1.685%	4/28/2020	1,033	1,030,031
Total				79,533,186

Electric: Power 0.18%
Moxie Liberty LLC Construction Term Loan B1	7.50%	8/21/2020	25,515	24,844,878
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	15,299	14,496,146
Texas Competitive Electric Holdings Co. LLC DIP Term Loan	3.75%	11/7/2016	22,533	22,556,484
Total				61,897,508

Electrical Equipment 0.58%
Avago Technologies Cayman Ltd. 2016 Term Loan A	2.185%	2/1/2021	72,650	70,924,563
Avago Technologies Cayman Ltd. Term Loan B	4.25%	2/1/2023	91,375	91,754,206
MKS Instruments, Inc. Term Loan	4.75%	5/1/2023	2,857	2,887,608
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(c)	3.00%	10/14/2021	39,928	40,064,908
Total				205,631,285

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Entertainment 0.15%
Kasima LLC Term Loan	3.25%	5/17/2021	$52,126	$52,256,157

Financial Services 0.11%
Delos Finance S.A.R.L. Term Loan (Luxembourg)(c)	3.50%	3/6/2021	37,940	38,120,215

Financial: Miscellaneous 0.04%
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017	15,656	15,186,219

Food 0.06%
Supervalu, Inc. Refi Term Loan B	5.50%	3/21/2019	22,478	22,522,991

Food/Beverage 0.09%
Aramark Corp. Term Loan E	3.25%	9/7/2019	33,286	33,426,551

Gaming 0.30%
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	104,518	104,780,020

Health Care Products 0.11%
Zimmer Holdings, Inc. Term Loan A	1.811% - 1.829%	5/29/2019	40,450	40,247,949

Health Care Services 0.21%
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	2.013%	10/30/2017	43,101	42,993,597
Laboratory Corp. of America Holdings Term Loan	1.705%	12/19/2019	29,998	29,979,817
Total				72,973,414

Household Equipment/Products 0.04%
Dell International LLC Term Loan B2	4.00%	4/29/2020	14,512	14,535,612

Lodging 0.52%
Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	27,192	27,277,437
Jack Ohio Finance LLC Funded Term Loan B	5.00%	6/20/2019	2,925	2,818,969
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	151,527	151,853,075
Total				181,949,481

Media 0.65%
AMC Networks, Inc. Term Loan A	1.937%	12/16/2019	120,507	119,241,747
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	72,713	72,849,263
CSC Holdings LLC Term Loan B	2.955%	4/17/2020	38,089	38,434,201
Total				230,525,211

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Miscellaneous 0.19%
Harris Corp. 3 Year Tranche Term Loan	1.96%	3/16/2018		$32,238	$32,237,615
Harris Corp. 5 Year Tranche Term Loan	1.96%	3/16/2020		34,946	34,945,616
Total					67,183,231

Oil 0.03%
Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021		9,684	9,740,458
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020		7,322	1,317,960
Total					11,058,418

Retail 0.33%
BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019		9,646	9,623,911
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021		20,013	14,998,503
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020		13,453	13,495,250
Phillips-Van Heusen Corp. Term Loan A	1.934%	5/19/2021		49,310	49,402,456
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021		26,982	27,083,182
Total					114,603,302

Technology 0.08%
Zayo Group LLC Term Loan B	3.75%	5/6/2021		28,877	28,958,244

Telecommunications 0.05%
AT&T, Inc. Delayed Draw Term Loan	1.633%	3/2/2018		19,465	19,416,338
Total Floating Rate Loans (cost $1,730,917,652)					1,726,175,721

FOREIGN BOND(b) 0.03%

United Kingdom
R&R Ice Cream plc PIK† (cost $12,646,066)	9.25%	5/15/2018	EUR	9,176	10,319,637

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.08%

Argentina 0.02%
City of Buenos Aires†	9.95%	3/1/2017		$8,100	8,525,250

Dominican Republic 0.02%
Dominican Republic†	9.04%	1/23/2018		6,068	6,377,698

Qatar 0.04%
State of Qatar†	2.375%	6/2/2021		14,532	14,365,783
Total Foreign Government Obligations (cost $28,766,309)					29,268,731

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.02%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536%	#	10/25/2030	$51,714	$53,685,451
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.161%	#	9/25/2044	4,165	4,242,332
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.028%	#	11/25/2044	6,835	7,028,260
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#	1/25/2047	6,970	7,151,495
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.751%	#	2/25/2045	6,800	6,751,833
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%	#	4/25/2045	32,745	33,496,750
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741%	#	4/25/2045	10,007	10,161,079
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.821%	#	6/25/2047	11,400	11,738,392
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562%	#	8/25/2045	17,975	18,283,323
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562%	#	8/25/2045	20,300	20,267,256
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.104%	#	3/25/2045	5,000	5,011,837
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.369%	#	5/25/2045	12,100	12,261,068
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165%	#	4/25/2046	35,440	35,621,942
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.009%	#	10/25/2047	37,094	37,217,597
Federal Home Loan Mortgage Corp. K503 X1 IO	0.613%	#	8/25/2019	294,799	3,998,530
Government National Mortgage Assoc. 2013-162 A	2.75%	#	9/16/2046	12,221	12,334,484
Government National Mortgage Assoc. 2013-171 IO	1.024%	#	6/16/2054	49,911	3,796,521
Government National Mortgage Assoc. 2013-193 IO	1.08%	#	1/16/2055	127,605	9,711,895
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	48,682	49,122,958
Government National Mortgage Assoc. 2014-112 A	3.00%	#	1/16/2048	25,507	26,306,053
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	19,509	19,697,218
Government National Mortgage Assoc. 2014-15 IO	0.954%	#	8/16/2054	65,623	4,424,633
Government National Mortgage Assoc. 2014-164 AK	2.90%	#	3/16/2055	17,483	18,053,537
Government National Mortgage Assoc. 2014-172 A	3.05%	#	1/16/2049	13,939	14,379,779
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	43,613	44,564,138
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	17,136	17,260,844
Government National Mortgage Assoc. 2014-64 IO	1.296%	#	12/16/2054	71,920	5,903,666
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	7,805	7,877,873
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	11,843	11,835,141
Government National Mortgage Assoc. 2014-78 IO	0.80%	#	3/16/2056	68,877	4,229,768
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	45,436	46,484,450

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	$44,652	$45,529,453
Government National Mortgage Assoc. 2015-33 AS	2.90%	#	5/16/2054	34,446	35,362,466
Government National Mortgage Assoc. 2015-41 AD	2.90%	#	8/16/2055	45,518	46,737,898
Government National Mortgage Assoc. 2015-48 AS	2.90%	#	2/16/2049	19,423	19,881,883
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $711,215,185)					710,411,803

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.85%
Federal Home Loan Mortgage Corp.	2.53%	#	4/1/2037	20,325	21,313,917
Federal Home Loan Mortgage Corp.	2.54%	#	12/1/2036	28,412	30,053,997
Federal Home Loan Mortgage Corp.	2.554%	#	12/1/2039	20,137	21,185,389
Federal Home Loan Mortgage Corp.	2.575%	#	10/1/2038	12,484	13,171,316
Federal Home Loan Mortgage Corp.	2.596%	#	6/1/2041	7,642	8,087,476
Federal Home Loan Mortgage Corp.	2.605%	#	5/1/2037	13,888	14,722,204
Federal Home Loan Mortgage Corp.	2.642%	#	2/1/2038	10,338	10,927,260
Federal Home Loan Mortgage Corp.	2.646%	#	5/1/2036	10,840	11,418,020
Federal Home Loan Mortgage Corp.	2.686%	#	9/1/2035	8,788	9,279,553
Federal Home Loan Mortgage Corp.	2.736%	#	9/1/2036	24,948	26,398,810
Federal Home Loan Mortgage Corp.	2.82%	#	12/1/2035	9,617	10,231,976
Federal Home Loan Mortgage Corp.	2.852%	#	2/1/2037	12,065	12,794,728
Federal Home Loan Mortgage Corp.	3.07%	#	10/1/2043	7,329	7,574,688
Federal Home Loan Mortgage Corp.	3.132%	#	11/1/2043	6,825	7,086,285
Federal Home Loan Mortgage Corp.	3.197%	#	12/1/2040	6,095	6,405,362
Federal Home Loan Mortgage Corp.	3.387%	#	6/1/2042	32,872	34,271,376
Federal Home Loan Mortgage Corp.	3.715%	#	12/1/2040	12,892	13,517,946
Federal National Mortgage Assoc.	2.303%	#	6/1/2038	8,663	9,042,715
Federal National Mortgage Assoc.	2.313%	#	10/1/2035	26,824	28,410,387
Federal National Mortgage Assoc.	2.325%	#	12/1/2035	29,250	30,721,676
Federal National Mortgage Assoc.	2.34%	#	2/1/2036	15,193	15,891,775
Federal National Mortgage Assoc.	2.42%	#	11/1/2036	13,330	14,099,399
Federal National Mortgage Assoc.	2.434%	#	8/1/2034	21,354	22,547,664
Federal National Mortgage Assoc.	2.469%	#	3/1/2039	12,656	13,200,609
Federal National Mortgage Assoc.	2.505%	#	4/1/2038	21,927	23,040,192
Federal National Mortgage Assoc.	2.536%	#	8/1/2037	15,477	16,327,312
Federal National Mortgage Assoc.	2.541%	#	1/1/2038	10,493	11,065,828
Federal National Mortgage Assoc.	2.545%	#	3/1/2038 - 9/1/2038	29,326	30,879,062
Federal National Mortgage Assoc.	2.548%	#	7/1/2040	15,147	16,012,290

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.552%	#	8/1/2038	$10,172	$10,684,913
Federal National Mortgage Assoc.	2.569%	#	12/1/2036	10,849	11,411,182
Federal National Mortgage Assoc.	2.577%	#	9/1/2036	10,910	11,457,039
Federal National Mortgage Assoc.	2.58%		11/1/2018	14,836	15,245,725
Federal National Mortgage Assoc.	2.589%	#	1/1/2038	8,885	9,366,418
Federal National Mortgage Assoc.	2.634%	#	3/1/2038	9,757	10,328,699
Federal National Mortgage Assoc.	2.653%	#	10/1/2036	19,125	20,108,840
Federal National Mortgage Assoc.	2.678%	#	11/1/2038	18,985	20,010,523
Federal National Mortgage Assoc.	2.719%	#	12/1/2045	23,600	24,393,673
Federal National Mortgage Assoc.	2.732%	#	10/1/2036	12,116	12,795,321
Federal National Mortgage Assoc.	2.735%	#	12/1/2045	21,719	22,453,331
Federal National Mortgage Assoc.	2.847%	#	10/1/2045	25,308	26,267,876
Federal National Mortgage Assoc.	2.892%	#	6/1/2042	20,571	21,448,903
Federal National Mortgage Assoc.	2.914%	#	12/1/2038	8,992	9,516,787
Federal National Mortgage Assoc.	2.935%	#	5/1/2042	43,008	44,700,648
Federal National Mortgage Assoc.	3.137%	#	3/1/2042	29,725	31,051,325
Federal National Mortgage Assoc.	3.303%	#	1/1/2041	30,354	31,967,710
Federal National Mortgage Assoc.	3.358%	#	12/1/2040	13,793	14,530,912
Federal National Mortgage Assoc.	3.414%	#	12/1/2040	28,669	30,305,155
Federal National Mortgage Assoc.	3.458%	#	8/1/2041	17,414	18,315,308
Federal National Mortgage Assoc.	3.463%	#	10/1/2040	9,621	10,179,838
Federal National Mortgage Assoc.	3.465%	#	11/1/2040	41,081	43,134,726
Federal National Mortgage Assoc.	3.69%	#	1/1/2042	26,281	27,567,932
Federal National Mortgage Assoc.	3.697%	#	1/1/2041	16,236	17,054,986
Federal National Mortgage Assoc.	3.958%	#	4/1/2040	10,653	11,234,189
Federal National Mortgage Assoc.	4.188%	#	7/1/2040	7,487	7,885,524
Federal National Mortgage Assoc.	5.50%		1/1/2035	1,673	1,896,021
Total Government Sponsored Enterprises Pass-Throughs (cost $1,007,485,257)					1,004,992,716

MUNICIPAL BONDS 0.68%

Miscellaneous
IL State GO	2.42%		4/1/2017	3,935	3,955,108
IL State GO	2.77%		4/1/2018	9,500	9,525,555
IL State GO	4.35%		6/1/2018	7,530	7,695,208
IL State GO	4.833%		2/1/2017	3,675	3,745,303
IL State GO	5.297%		4/1/2018	3,375	3,512,970
IL State GO	5.365%		3/1/2017	12,215	12,544,805
IL State GO	5.375%		7/1/2018	700	736,512

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Miscellaneous (continued)
IL State GO	5.665%		3/1/2018	$7,005	$7,402,674
IL State GO	6.20%		7/1/2021	290	315,477
IL State GO (AGM)	5.09%		4/1/2017	400	408,188
Illinois	3.90%		1/1/2018	8,780	8,964,468
Illinois	5.877%		3/1/2019	10,535	11,438,587
Kentucky Pub Transprtn Infrast Auth	3.22%		7/1/2017	3,855	3,914,791
New Jersey Bldg Auth	2.033%		6/15/2017	775	778,774
New Jersey Econ Dev Auth	1.096%		6/15/2016	29,030	29,033,484
New Jersey Econ Dev Auth	1.348%		3/1/2017	1,900	1,901,862
New Jersey Econ Dev Auth	1.648%		3/1/2018	1,000	1,004,080
New Jersey Econ Dev Auth	1.802%		6/15/2017	2,425	2,430,675
New Jersey Econ Dev Auth	2.421%		6/15/2018	20,745	20,769,479
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	13,255	12,231,051
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2020	14,750	13,159,802
New Jersey Econ Dev Auth (NPFGC)	Zero Coupon		2/15/2017	4,900	4,852,715
New Jersey Transp Tr Fnd Auth	1.087%		12/15/2016	32,800	32,876,096
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	7,165	7,058,456
New Jersey Transp Tr Fnd Auth	3.60%		12/15/2017	280	289,061
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2018	1,140	1,208,742
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	10,940	11,743,871
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2019	6,900	7,472,562
NJ Trans Trust Fund	5.00%		6/15/2019	1,000	1,073,800
NYC IDA-American Airlines AMT	2.00%	#	8/1/2028	9,600	9,615,072
San Luis Opispo Cnty CA	7.45%		9/1/2019	6,450	7,508,187
Total Municipal Bonds (cost $238,434,476)					239,167,415

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.63%
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242%	#	8/10/2035	214,200	4,692,051
A10 Bridge Asset Financing LLC 2015-AA A†	2.483%	#	5/15/2030	108,501	108,501,063
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	37,692	39,235,265
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	42,280	42,367,401
Aventura Mall Trust 2013-AVM A†	3.867%	#	12/5/2032	51,464	55,109,247
Aventura Mall Trust 2013-AVM D†	3.867%	#	12/5/2032	5,000	5,045,599
BAMLL Commercial Mortgage Securities Trust 2014-ICTS C†	1.834%	#	6/15/2028	10,000	9,802,714
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%	#	6/15/2028	215,533	218,297,232

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#	6/15/2028	$23,050	$23,138,355
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#	6/15/2028	23,040	22,908,156
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	30,134	30,489,067
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	139,012	140,344,736
Banc of America Commercial Mortgage Trust 2007-2 AM	5.80%	#	4/10/2049	125,968	130,030,046
Banc of America Commercial Mortgage Trust 2007-3 AM	5.723%	#	6/10/2049	45,215	46,397,861
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	24,919	25,520,886
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO(d)	2.013%	#	6/15/2049	89,409	11,604,841
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.591%	#	6/24/2050	25,851	26,643,284
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.088%	#	12/24/2049	7,504	7,674,471
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	23,312	23,493,070
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.944%	#	2/15/2051	9,770	9,880,901
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.65%	#	2/17/2051	10,000	10,591,700
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	32,275	32,612,416
BB-UBS Trust 2012-TFT B†	3.584%	#	6/5/2030	7,850	7,807,994
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,695,467
BBCMS Trust 2013-TYSN D†	3.631%		9/5/2032	5,525	5,639,484
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,769,670
BBCMS Trust 2015-STP C†	4.284%	#	9/10/2028	23,900	24,464,289
BBCMS Trust 2015-STP XA IO†	0.962%	#	9/10/2028	336,700	13,052,175
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	21,726	21,490,087
BCAP LLC Trust 2013-RR3 4A1†	0.599%	#	11/26/2036	4,943	4,833,006
BCAP LLC Trust 2014-RR1 5A1†	0.589%	#	5/26/2037	2,169	2,167,339
BCRR Trust 2009-1 1A2†	5.794%	#	8/17/2045	21,298	21,785,324
BCRR Trust 2009-1 2A2†	5.858%	#	7/17/2040	7,000	7,177,201
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.72%	#	6/11/2040	29,308	30,054,541
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.886%	#	6/11/2050	9,119	9,433,567
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	5,508	5,924,110
Boca Hotel Portfolio Trust 2013-BOCA D†	3.484%	#	8/15/2026	27,140	27,094,003
Boca Hotel Portfolio Trust 2013-BOCA E†	4.184%	#	8/15/2026	30,000	29,973,375

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#	3/10/2033	$103,040	$3,423,968
Carefree Portfolio Trust 2014-CARE B†	2.284%	#	11/15/2019	19,350	19,313,055
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.588%	#	12/15/2047	8,307	9,592,361
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.941%	#	5/10/2058	71,839	8,924,149
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.384%	#	6/15/2031	17,783	17,760,392
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.594%	#	6/15/2031	39,333	16,126
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	22,866,462
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,269,747
CGBAM Commercial Mortgage Trust 2015-SMRT E†	3.912%	#	4/10/2028	8,000	7,704,923
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.912%	#	4/10/2028	7,519	7,074,366
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.901%	#	12/10/2049	157,403	158,297,097
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%	#	12/17/2049	7,746	7,858,805
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%	#	12/19/2039	13,350	13,390,779
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.224%	#	9/10/2045	218,445	2,134,421
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	40,010	40,194,274
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.989%	#	4/10/2046	600,320	38,385,312
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	19,400	19,931,556
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	11,950	11,942,069
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911%	#	1/12/2030	8,600	8,546,248
Citigroup Commercial Mortgage Trust 2014-388G B†	1.485%	#	6/15/2033	25,448	25,431,214
Citigroup Commercial Mortgage Trust 2014-388G C†	1.835%	#	6/15/2033	18,450	18,431,945
Citigroup Commercial Mortgage Trust 2014-388G XCP IO†	0.643%	#	6/15/2033	753,631	120,581
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.452%	#	5/10/2047	270,099	19,763,251

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.319%	#	7/10/2047	$120,131	$2,225,042
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.586%	#	2/10/2048	127,769	11,397,374
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.594%	#	6/10/2048	254,454	7,973,081
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	1.058%	#	11/10/2048	182,737	10,398,825
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.513%	#	2/10/2049	103,788	9,625,596
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.976%	#	4/10/2049	69,171	9,133,795
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.579%	#	7/25/2036	9,485	9,023,503
Citigroup Mortgage Loan Trust 2013-A A†	3.00%	#	5/25/2042	6,638	6,605,793
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461%	#	4/15/2047	19,780	20,265,106
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%	#	4/15/2047	84,035	86,104,832
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%	#	12/10/2049	11,440	11,804,024
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.167%	#	7/10/2046	17,961	19,928,947
Commercial Mortgage Pass-Through Certificates 2010-RR1 GEA†	5.543%	#	12/11/2049	4,900	4,944,534
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.525%	#	2/10/2029	525,000	3,329,025
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.923%	#	10/15/2045	270,094	21,529,430
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.515%	#	12/10/2044	83,566	7,370,577
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	30,030	29,838,663
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	15,240	15,666,113
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	115,710	116,340,319
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	50,205	50,474,260
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.616%	#	3/10/2046	331,153	20,721,233

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	$10,000	$10,099,840
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.802%	#	6/10/2046	600,846	16,691,928
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	13,713	14,211,551
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	62,485	62,757,891
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	28,760	28,393,977
Commercial Mortgage Pass-Through Certificates 2013-THL A1†	1.438%	#	6/8/2030	985	979,228
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.038%	#	6/8/2030	14,775	14,718,738
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.438%	#	6/8/2030	29,195	28,926,432
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.088%	#	6/8/2030	16,262	16,140,059
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.389%	#	3/10/2031	265,903	4,932,421
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.283%	#	8/10/2047	116,385	7,533,318
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.153%	#	12/10/2047	139,492	8,114,670
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.385%	#	7/13/2031	10,279	10,185,189
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	2.585%	#	10/15/2031	11,824	11,720,080
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.339%	#	6/11/2027	37,500	37,341,697
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.739%	#	6/11/2027	20,050	19,947,705
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	2.089%	#	6/11/2027	30,247	29,892,526
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	1.152%	#	10/10/2047	157,291	7,544,792
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.585%	#	6/15/2034	12,896	12,709,383
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	2.185%	#	6/15/2034	19,574	19,189,663

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.835%	#	6/15/2034	$32,760	$32,177,108
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.565%	#	6/15/2034	411,391	575,537
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,362,944
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.242%	#	9/10/2047	266,861	14,671,775
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#	5/10/2048	8,800	8,357,580
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.939%	#	7/10/2050	192,738	8,908,934
Commercial Mortgage Trust 2006-GG7 AM	6.06%	#	7/10/2038	78,860	78,770,383
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	9,576	9,727,517
Core Industrial Trust 2015-CALW XA IO†	0.939%	#	2/10/2034	99,819	4,098,319
Core Industrial Trust 2015-WEST XA IO†	1.076%	#	2/10/2037	183,565	12,617,175
Core Industrial Trust 2015-WEST XB IO†	0.844%	#	2/10/2037	90,323	4,960,088
Credit Suisse Commercial Mortgage Trust 2006-C5 AM	5.343%		12/15/2039	33,990	34,375,555
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.066%	#	2/15/2041	31,550	32,898,731
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	2,600	2,678,632
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	10,781,074
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	10,914,081
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	78,151	78,507,537
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.942%	#	9/15/2039	11,500	11,866,901
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.775%	#	12/16/2049	21,825	22,678,382
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.549%	#	2/27/2037	6,210	5,963,276
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.906%	#	6/26/2036	8,441	8,539,912
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%	#	7/27/2036	4,281	4,164,968
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%	#	6/27/2037	26,761	26,184,446

See Notes to Financial Statements.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.764%	#	11/22/2046	$35,792	$35,251,713
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.784%	#	9/15/2038	9,616	9,390,534
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.234%	#	9/15/2038	29,782	28,965,753
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#	9/15/2037	115,519	5,024,497
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.754%	#	4/15/2029	9,507	9,412,067
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.284%	#	4/15/2029	28,546	27,821,751
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	14,449,311
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.977%	#	1/15/2049	212,543	26,275,905
DBRR Trust 2013-EZ3 B†	3.50%		12/18/2049	14,771	15,103,347
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	1,342	1,349,807
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	18,347	19,036,312
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	6,727	6,722,731
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#	7/10/2044	6,825	7,420,943
DBUBS Mortgage Trust 2011-LC2A C†	5.687%	#	7/10/2044	5,000	5,469,958
DBUBS Mortgage Trust 2011-LC2A D†	5.687%	#	7/10/2044	22,928	23,704,352
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	3,200	3,277,670
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	22,525	23,224,413
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#	6/10/2034	44,510	1,019,049
EQTY Mortgage Trust 2014-INNS C†	2.038%	#	5/8/2031	4,150	4,014,365
Extended Stay America Trust 2013-ESH7 A27†	2.958%		12/5/2031	11,899	11,954,576
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	60,985	61,351,471
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	75,203	75,654,308
Extended Stay America Trust 2013-ESH7 D7†	4.171%	#	12/5/2031	25,115	25,304,463
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382%	#	12/15/2019	19,935	20,330,925
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.382%	#	12/15/2019	31,980	30,023,889
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	19,585	20,661,913
GRACE Mortgage Trust 2014-GRCE B†	3.52%		6/10/2028	6,978	7,277,856
Great Wolf Trust 2015-WFMZ M†	7.422%	#	5/15/2032	31,000	29,121,245
Great Wolf Trust 2015-WOLF A†	1.884%	#	5/15/2034	32,340	31,956,797
Great Wolf Trust 2015-WOLF C†	2.934%	#	5/15/2034	9,500	9,199,072
Great Wolf Trust 2015-WOLF F†	5.434%	#	5/15/2034	5,000	4,693,087
GS Mortgage Securities Corp. II 2012-GCJ9 XA IO	2.465%	#	11/10/2045	117,583	10,458,130
GS Mortgage Securities Corp. II 2012-GCJ9 XB IO†	0.481%	#	11/10/2045	93,111	2,119,123

220	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	$22,122	$22,469,957
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	20,800	20,961,583
GS Mortgage Securities Corp. II 2013-KING C†	3.55%	#	12/10/2027	19,750	19,925,909
GS Mortgage Securities Corp. II 2013-KING E†	3.55%	#	12/10/2027	3,000	2,865,072
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.129%	#	4/10/2034	6,779	7,230,670
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	25,715	26,101,918
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	36,895	37,609,494
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	13,750	14,016,926
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	40,000	40,284,960
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	16,122	16,171,008
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	12,370	12,605,744
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	61,563	62,033,957
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%	#	12/14/2049	15,553	15,659,236
GS Mortgage Securities Trust 2010-C1 D†	6.215%	#	8/10/2043	2,309	2,408,144
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	6,279	6,496,991
GS Mortgage Securities Trust 2011-GC3 C†	5.821%	#	3/10/2044	5,000	5,390,251
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.208%	#	1/10/2045	197,497	16,707,570
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	17,543	17,289,562
GS Mortgage Securities Trust 2013-GC12 A2	2.011%		6/10/2046	93,161	93,632,656
GS Mortgage Securities Trust 2013-GC12 XA IO	1.849%	#	6/10/2046	573,293	41,637,766
GS Mortgage Securities Trust 2014-GC26 XA IO	1.247%	#	11/10/2047	105,707	6,897,347
GS Mortgage Securities Trust 2015-GS1 XA IO	0.842%	#	11/10/2048	96,654	5,777,058
GS Mortgage Securities Trust 2016-GS2 XA IO	1.824%	#	5/10/2049	224,121	28,078,484
GS Mortgage Securities Trust 2016-RENT C†	4.202%		2/10/2029	13,648	13,798,894
H/2 Asset Funding 2014-1 Ltd.	2.103%		3/19/2037	91,280	88,371,637
H/2 Asset Funding 2015-1A-AFL	1.846%		6/24/2049	45,816	44,144,292
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	22,897	22,506,819
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	23,250	21,271,211
HILT Mortgage Trust 2014-ORL B†	1.634%	#	7/15/2029	7,600	7,372,383
HILT Mortgage Trust 2014-ORL C†	2.034%	#	7/15/2029	9,550	9,324,953
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.474%	#	8/5/2034	150,785	15,686,917
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417%	#	8/5/2034	171,661	12,243,721
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	51,888	51,935,883
Irvine Core Office Trust 2013-IRV XA IO†	1.105%	#	5/15/2048	105,733	4,071,648
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	#	6/12/2047	23,675	23,936,535
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	16,735	16,967,345

See Notes to Financial Statements.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.699%	#	2/12/2049	$14,309	$14,604,661
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.693%	#	12/5/2027	5,730	6,643,097
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	9,835	10,467,937
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#	11/15/2043	1,710	1,868,928
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	29,320	31,225,059
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.253%	#	12/15/2047	415,760	22,860,128
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	79,404	80,644,418
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.838%	#	7/15/2045	210,570	6,302,398
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	35,500	36,273,467
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.539%	#	4/15/2046	141,372	9,618,312
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.334%	#	4/15/2027	19,385	18,911,331
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.684%	#	4/15/2027	14,300	14,040,258
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	39,960	41,369,337
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.25%	#	4/15/2047	128,000	5,392,500
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.281%	#	4/15/2047	34,361	775,225
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.079%	#	11/15/2047	121,645	6,649,606
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	1.004%	#	11/15/2047	210,221	11,854,967
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.178%	#	1/15/2048	208,108	12,827,425
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	133,198	137,075,687
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	21,287,416

222	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931%	#	6/10/2027	$14,352	$14,399,026
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#	6/10/2027	13,547	13,087,044
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#	6/10/2027	102,274	1,262,573
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#	6/10/2027	45,476	106,869
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.634%	#	12/15/2030	9,750	9,644,591
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.534%	#	12/15/2030	29,000	28,159,809
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.534%	#	7/15/2031	10,400	10,278,969
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.354%	#	6/15/2029	37,625	37,099,642
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN B†	1.734%	#	6/15/2029	5,000	4,938,841
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.134%	#	6/15/2029	8,650	8,432,457
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	2,966	3,055,966
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.955%	#	5/15/2048	107,414	4,854,802
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.719%	#	7/15/2048	151,731	5,991,580
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	5,200,957
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.384%	#	1/15/2032	18,300	18,000,325
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	13,174,415
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.742%	#	9/5/2032	10,900	11,021,967
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.688%	#	9/5/2032	242,750	6,589,449
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	13,639	13,767,624
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.638%	#	3/18/2051	51,570	55,405,003

See Notes to Financial Statements.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.743%	#	6/18/2049	$18,100	$18,491,554
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	3.898%	#	5/15/2031	2,000	2,047,231
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857%	#	11/14/2027	190,968	195,480,956
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#	11/14/2027	16,023	16,047,586
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857%	#	11/14/2027	12,889	12,975,778
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.937%	#	6/15/2038	75,239	75,244,613
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	61,361	61,950,618
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	128,539	130,155,941
LMREC, Inc. 2015-CRE1 A†	2.193%	#	2/22/2032	52,185	51,600,231
LMREC, Inc. 2015-CRE1 B†	3.943%	#	2/22/2032	6,700	6,506,535
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#	1/20/2041	114,501	2,640,201
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#	4/20/2048	19,014	19,312,463
Madison Avenue Trust 2013-650M D†	4.034%	#	10/12/2032	5,175	5,242,895
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	5,608	5,479,229
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	5,830	5,696,389
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	41,048	41,472,938
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	170,262	173,500,673
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	20,491	20,381,639
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	18,595	18,965,141
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	43,730	44,816,870
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	69,384	69,595,608
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.318%	#	5/15/2046	273,378	15,056,838
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.333%	#	5/15/2046	119,710	2,449,410
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.155%	#	12/15/2047	170,022	10,429,723
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.824%	#	5/15/2049	134,500	15,329,557

224	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.722%	#	4/12/2049	$77,035	$77,556,781
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.917%	#	6/11/2049	62,501	64,456,494
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.56%	#	3/15/2045	275,493	20,192,488
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	31,161	31,047,734
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	7,225	7,582,503
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#	7/13/2029	260,000	1,536,600
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2029	5,630	5,919,086
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.794%	#	8/12/2045	96,745	98,724,954
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.794%	#	8/15/2045	90,297	92,145,424
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	29,592	29,198,665
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	133,911	133,862,122
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	26,157	26,222,387
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	24,382	23,982,862
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	32,620	32,228,511
Motel 6 Trust 2015-MTL6 E†	5.279%		2/5/2030	47,630	46,691,856
Motel 6 Trust 2015-MTL6 F†	5.00%		2/5/2030	5,250	4,922,402
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	29,937	30,224,171
NLY Commercial Mortgage Trust 2014-FL1 B†	2.184%	#	11/15/2030	10,437	10,423,779
NLY Commercial Mortgage Trust 2014-FL1 C†	3.034%	#	11/15/2030	5,931	5,924,034
NLY Commercial Mortgage Trust 2014-FL1 D†	4.233%	#	11/15/2030	4,943	4,950,955
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.446%	#	8/25/2029	41,967	42,386,881
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	40,099,928
Palisades Center Trust 2016-PLSD XCP IO†	0.965%	#	5/13/2018	380,772	7,495,497
PFP III Ltd. 2014-1 B†	2.784%	#	6/14/2031	5,689	5,689,011
PFP III Ltd. 2014-1 C†	3.334%	#	6/14/2031	29,786	29,783,659
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	144,461	141,672,903
Prima Capital Ltd.	2.214%		5/24/2021	41,043	40,963,457
RAIT Trust 2014-FL2 B†	2.584%	#	5/13/2031	6,695	6,633,246
RBSCF Trust 2009-RR2 CWB†	5.223%	#	8/16/2048	14,900	14,964,456
RBSCF Trust 2010-RR3 MSCB†	5.917%	#	6/16/2049	5,390	5,588,528
RBSCF Trust 2010-RR3 WBTB†	5.948%	#	2/16/2051	22,942	23,395,634
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	9,605	9,630,568
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%		10/8/2020	32,820	32,346,442
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	36,456	36,974,760
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.484%	#	4/15/2032	10,160	10,001,336
Selkirk Ltd. 1 A†	1.329%		2/20/2041	6,011	6,000,277
Sequoia Mortgage Trust 2012-4 A2	3.00%	#	9/25/2042	5,127	5,128,918
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	2,578	2,553,974

See Notes to Financial Statements.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	$12,241	$12,310,262
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	7,449	7,484,948
TimberStar Trust I 2006-1A A†	5.668%		10/15/2036	71,405	71,868,476
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	5.043%	#	5/10/2063	6,481	6,506,706
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.806%	#	5/10/2063	114,887	6,608,644
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.203%	#	3/10/2046	387,662	20,527,886
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.431%	#	4/10/2046	456,084	28,434,804
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,539,601
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	16,889	17,300,797
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	15,645,164
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,668,673
Vornado DP LLC Trust 2010-VNO D†	6.356%		9/13/2028	9,926	11,052,055
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.29%	#	10/15/2044	10,650	10,649,912
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	#	7/15/2045	55,107	55,196,538
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	#	10/15/2048	25,625	25,838,812
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	45,451	45,884,739
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	90,213	91,877,935
Wachovia Bank Commercial Mortgage Trust 2007-C30 AMFL†	0.634%	#	12/15/2043	50,000	47,917,950
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	#	4/15/2047	218,261	223,210,981
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.508%	#	1/25/2036	6,974	6,647,029
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	5,940	6,438,786
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.769%	#	6/15/2048	155,382	7,382,150
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	9,888	10,347,284

226	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.603%	#	12/15/2048	$66,103	$73,688,306
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.74%	#	12/15/2048	82,301	92,464,400
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.824%	#	12/15/2047	171,881	9,152,292
Wells Fargo Commercial Mortgage Trust 2016-C34 XA	2.361%	#	6/15/2049	156,854	22,530,944
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	3,073	3,181,953
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%		8/20/2021	1,440	1,438,753
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	28,164	29,538,484
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#	2/15/2044	6,351	7,066,769
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%		3/15/2044	477	476,484
WF-RBS Commercial Mortgage Trust 2011-C4 A2†	3.454%		6/15/2044	682	682,098
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	660	690,500
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	17,650	18,370,770
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.729%	#	12/15/2045	65,896	5,090,210
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	7,308	7,399,286
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.514%	#	6/15/2045	368,620	24,818,802
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	15,893	15,965,027
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.148%	#	8/15/2045	69,971	5,302,317
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	49,000	49,035,231
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	28,000	28,114,996
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.407%	#	5/15/2045	309,921	20,196,690
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	35,085	36,253,888
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.196%	#	5/15/2047	255,875	15,394,790
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#	5/15/2047	50,603	2,182,072
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.607%	#	8/15/2047	77,369	3,545,566

See Notes to Financial Statements.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.945%	#	9/15/2057	$99,538	$5,196,548
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.452%	#	9/15/2057	37,769	1,184,273
WFCG Commercial Mortgage Trust 2015-BXRP C†	2.206%	#	11/15/2029	4,017	3,907,199
WFCG Commercial Mortgage Trust 2015-BXRP D†	3.005%	#	11/15/2029	2,089	2,063,452
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,884,401,874)					8,675,963,142

U.S. TREASURY OBLIGATION 1.43%
U.S. Treasury Note (cost $506,270,332)	0.875%		10/15/2017	504,760	505,331,893
Total Long-Term Investments (cost $34,083,955,184)					33,806,703,259

SHORT-TERM INVESTMENTS 4.38%

COMMERCIAL PAPER 0.70%

Electric: Power 0.29%
Entergy Corp.	Zero Coupon		6/2/2016	48,464	48,462,654
Entergy Corp.	Zero Coupon		6/7/2016	33,650	33,644,391
SCANA Corp.	Zero Coupon		6/7/2016	19,750	19,746,708
Total					101,853,753

Health Care Products 0.13%
Thermo Fisher Scientific, Inc.	Zero Coupon		6/10/2016	47,575	47,559,241

Media 0.14%
Viacom, Inc.	Zero Coupon		6/8/2016	48,250	48,238,742

Office Furniture & Business Equipment 0.14%

Xerox Corp.	Zero Coupon		6/6/2016	48,500	48,492,253
Total Commercial Paper (cost $246,143,989)					246,143,989

CORPORATE BONDS 0.57%

Automotive 0.14%
Ford Motor Credit Co. LLC	8.00%		12/15/2016	46,150	47,824,091
Hyundai Capital Services, Inc. (South Korea)†(c)	4.375%		7/27/2016	800	804,351
Total					48,628,442

Building Materials 0.00%
Lafarge SA (France)(c)	6.50%		7/15/2016	500	502,814

228	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Financial Services 0.03%
International Lease Finance Corp.†	6.75%		9/1/2016	$9,668	$9,770,713

Insurance 0.00%
Unum Group	7.125%		9/30/2016	300	305,533

Lodging 0.00%
Marriott International, Inc.	6.20%		6/15/2016	275	275,471

Media 0.02%
Viacom, Inc.	2.50%		12/15/2016	7,690	7,733,049

Natural Gas 0.02%
Sempra Energy	6.50%		6/1/2016	8,343	8,343,000

Oil 0.12%
Canadian Natural Resources Ltd. (Canada)(c)	6.00%		8/15/2016	7,291	7,343,073
CNOOC Nexen Finance 2014 ULC (Canada)(c)	1.625%		4/30/2017	23,970	23,930,665
Pioneer Natural Resources Co.	5.875%		7/15/2016	11,750	11,841,027
Total					43,114,765

Oil: Crude Producers 0.05%
Northwest Pipeline LLC	7.00%		6/15/2016	1,650	1,652,520
ONEOK Partners LP	6.15%		10/1/2016	357	361,081
Plains All American Pipeline LP/PAA Finance Corp.	6.125%		1/15/2017	3,008	3,091,147
TransCanada PipeLines Ltd. (Canada)(c)	1.309%	#	6/30/2016	4,760	4,761,042
TransCanada PipeLines Ltd. (Canada)(c)	7.69%		6/30/2016	2,150	2,159,157
Williams Partners LP/Williams Partners Finance Corp.	7.25%		2/1/2017	4,013	4,145,906
Total					16,170,853

Real Estate Investment Trusts 0.07%
Highwoods Realty LP	5.85%		3/15/2017	4,333	4,467,375
Hospitality Properties Trust	5.625%		3/15/2017	14,888	15,278,944
Liberty Property LP	5.50%		12/15/2016	928	947,438
Welltower, Inc.	6.20%		6/1/2016	3,071	3,071,000
Total					23,764,757

Steel 0.12%
Vale Overseas Ltd. (Brazil)(c)	6.25%		1/23/2017	39,798	40,544,212
Total Corporate Bonds (cost $198,876,020)					199,153,609

See Notes to Financial Statements.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS 1.54%
U.S. Treasury Note	0.875%	9/15/2016	$250,570	$250,922,802
U.S. Treasury Note	1.00%	9/30/2016	291,161	291,703,433
Total U.S. Treasury Obligations (cost $542,381,092)				542,626,235

REPURCHASE AGREEMENT 1.57%
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $9,200,000 of U.S. Treasury Note at 1.50% due 5/31/2020 and $533,475,000 of U.S. Treasury Note at 2.125% due 8/15/2021; value: $563,132,881; proceeds: $552,086,991 (cost $552,086,531)			552,087	552,086,531
Total Short-Term Investments (cost $1,539,487,632)				1,540,010,364
Total Investments in Securities 100.35% (cost $35,623,442,816)				35,346,713,623
Liabilities in Excess of Cash and Other Assets(f) (0.35%)				(123,973,617)
Net Assets 100.00%				$35,222,740,006

BRL	Brazilian real.
EUR	euro.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
IO	Interest Only.
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2016.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2016.
(f)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

230	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

Open Forward Foreign Currency Exchange Contracts at May 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Morgan Stanley	8/16/2016	9,530,000	$10,878,410	$10,630,871	$247,539

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	State Street
		Bank and Trust	8/16/2016	215,000	$240,275	$239,836	$(439)

Open Futures Contracts at May 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 2-Year Treasury Note	September 2016	39,597	Long	$8,628,433,781	$3,644,508
U.S. 5-Year Treasury Note	September 2016	16,986	Short	(2,040,310,555)	1,164,424
Totals				$6,588,123,226	$4,808,932

See Notes to Financial Statements.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

Credit Default Swaps on Indexes—Sell Protection at May 31, 2016(1):

								Credit
								Default
								Swap
			Original	Current				Agreements
Referenced	Fund	Termination	Notional	Notional	Fair	Payments	Unrealized	Payable at
Index*	Receives	Date	Amount	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$24,000,000	$3,454,400	$3,411,900	$(543,701)	$501,201	$(42,500)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	24,700,000	3,555,153	3,511,414	(1,236,132)	1,192,392	(43,740)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	25,000,000	3,598,333	3,554,063	(580,557)	536,286	(44,271)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	18,634,793	18,558,126	(757,091)	680,424	(76,667)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	18,634,793	18,558,126	(776,727)	700,060	(76,667)
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	29,500,000	26,324,433	26,232,737	(2,154,906)	2,063,210	(91,696)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	23,400,000	3,368,040	3,326,603	(1,171,411)	1,129,973	(41,438)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	49,500,000	7,124,700	7,037,044	(2,477,984)	2,390,327	(87,657)
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	9,900,000	8,021,063	7,988,063	(712,311)	679,311	(33,000)
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	23,000,000	3,310,467	3,269,738	(598,956)	558,227	(40,729)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	14,800,000	11,991,084	11,941,751	(1,138,937)	1,089,604	(49,333)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	24,500,000	19,850,105	19,768,439	(1,886,047)	1,804,380	(81,667)
						$(14,034,760)	$13,325,395	$(709,365)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $13,325,395. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

232	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$–	$2,014,627,036	$108,772,100	(4)(7)	$2,123,399,136
Remaining Industries	–	3,300,676,216	–		3,300,676,216
Common Stock	200,969	–	–		200,969
Convertible Bonds
Oil	–	–	1,234,468	(5)	1,234,468
Remaining Industries	–	17,413,034	–		17,413,034
Corporate Bonds	–
Computer Software	–	175,445,851	1,448	(5)	175,447,299
Remaining Industries	–	15,485,854,688	–		15,485,854,688
Floating Rate Loans(6)
Auto Parts: Original Equipment	–	19,541,604	–		19,541,604
Biotechnology Research & Production	–	52,323,662	–		52,323,662
Business Services	–	15,954,983	6,640,756		22,595,739
Chemicals	–	12,651,349	–		12,651,349
Computer Software	–	163,869,888	–		163,869,888
Containers	–	60,388,147	–		60,388,147
Drugs	–	28,361,531	51,171,655		79,533,186
Electric: Power	–	61,897,508	–		61,897,508
Electrical Equipment	–	205,631,285	–		205,631,285
Entertainment	–	52,256,157	–		52,256,157
Financial Services	–	38,120,215	–		38,120,215
Financial: Miscellaneous	–	–	15,186,219		15,186,219
Food	–	22,522,991	–		22,522,991
Food/Beverage	–	33,426,551	–		33,426,551
Gaming	–	104,780,020	–		104,780,020
Health Care Products	–	–	40,247,949		40,247,949
Health Care Services	–	–	72,973,414		72,973,414
Household Equipment/Products	–	14,535,612	–		14,535,612
Lodging	–	181,949,481	–		181,949,481
Media	–	230,525,211	–		230,525,211
Miscellaneous	–	–	67,183,231		67,183,231
Oil	–	11,058,418	–		11,058,418
Retail	–	114,603,302	–		114,603,302
Technology	–	28,958,244	–		28,958,244
Telecommunications	–	–	19,416,338		19,416,338
Foreign Bond	–	10,319,637	–		10,319,637
Foreign Government Obligations	–	29,268,731	–		29,268,731
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	710,411,803	–		710,411,803
Government Sponsored Enterprises Pass-Throughs	–	1,004,992,716	–		1,004,992,716
Municipal Bonds	–	239,167,415	–		239,167,415
Non-Agency Commercial Mortgage-Backed Securities	–	8,039,216,118	636,747,024	(4)(8)	8,675,963,142
U.S. Treasury Obligations	–	1,047,958,128	–		1,047,958,128
Commercial Paper	–	246,143,989	–		246,143,989
Repurchase Agreement	–	552,086,531	—		552,086,531
Total	$200,969	$34,326,938,052	$1,019,574,602		$35,346,713,623

See Notes to Financial Statements.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(709,365)	–	(709,365)
Forward Foreign Currency Exchange Contracts
Assets	–	247,539	–	247,539
Liabilities	–	(439)	–	(439)
Futures Contracts
Assets	4,808,932	–	–	4,808,932
Liabilities	–	–	–	–
Total	$4,808,932	$(462,265)	$–	$4,346,667

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(7)	Asset-Backed Securities categorized as Level 3 investment includes Leaf Receivables Funding 11 LLC 2016-1 A2, Leaf Receivables 11 LLC 2016-1 A3, Leaf Receivables 11 LLC 2016-1 A4 and Sound Point CLO XI Ltd. 2016-1A A.
(8)	Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investment includes A10 Bridge Asset Financing LLC 2015-AA A, Assurant Commercial Mortgage Trust 2016-1A A1, Banc of America Re-REMIC Trust 2009-UB1 A4B, Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA, GS Mortgage Securities Trust 2016-GS2 XA IO, H/2 Asset Funding 2014-1 Ltd., H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX, Prima Capital CRE Securization 2006-1, Prima Capital Ltd. and ReadyCap Commercial Mortgage Trust 2015-2 A.

234	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

					Government
					Sponsored	Non-Agency
					Enterprises	Commercial
					Collateralized	Mortgage-
	Asset-Backed	Convertible	Corporate	Floating	Mortgage	Backed
Investment Type	Securities	Bonds	Bonds	Rate Loans	Obligations	Securities
Balance as of December 1, 2015	$34,011,809	$1,240,631	$42,359,519	$260,385,180	$47,033,031	$715,235,787
Accrued discounts/ premiums	1,016	–	(200,033)	75,452	–	52,991
Realized gain (loss)	–	–	–	(270,074)	–	1,506,897
Change in unrealized appreciation/depreciation	4,996	(6,163)	(12,115,398)	829,685	337,979	(3,459,597)
Purchases	108,766,088	–	–	143,299,499	–	88,404,431
Sales	–	–	(42,205,000)	(95,359,194)	–	(53,317,801)
Net transfers in or out of Level 3	(34,011,809)	–	12,162,360	(36,140,986)	(47,371,010)	(111,675,684)
Balance as of May 31, 2016	$108,772,100	$1,234,468	$1,448	$272,819,562	$–	$636,747,024

See Notes to Financial Statements.	235

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 107.48%

ASSET-BACKED SECURITIES 18.72%

Automobiles 10.36%
Ally Auto Receivables Trust 2012-5 A4	0.85%	1/16/2018	$703	$703,009
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	4,587	4,474,904
AmeriCredit Automobile Receivables Trust 2012-4 C	1.93%	8/8/2018	1,161	1,162,484
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	1,619	1,620,269
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	195	195,179
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	3,009	3,007,326
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	2,615	2,624,841
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	4,191	4,185,124
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	5,946	5,944,902
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	2,477	2,489,775
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	2,437	2,459,106
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	7,474	7,537,876
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	3,267	3,272,992
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	3,588	3,609,665
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	6,444	6,475,757
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	5,880	5,883,132
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	3,880	3,895,926
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	6,320	6,327,790
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	921	921,527
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	302	301,554
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	874	873,701
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	3,483	3,461,172
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,818,008
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	732	718,521
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	5,489	5,490,663
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	2,891	2,891,106
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	6,127	6,143,527

236	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	$7,535	$7,527,374
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	3,160	3,163,914
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	85	85,187
Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	482	482,175
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	3,751	3,751,955
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	2,876	2,874,178
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	711	710,530
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	1,149	1,149,024
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	4,264	4,272,078
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	320	319,547
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	171	170,825
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	3,960	3,958,643
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	4,499	4,500,605
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	2,849	2,850,707
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	1,265	1,260,101
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,600	1,611,566
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	1,655	1,660,069
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	1,523	1,534,618
Drive Auto Receivables Trust 2015-AA D†	4.12%	7/15/2022	2,081	2,070,848
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	3,877	3,883,966
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	3,660	3,694,851
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,804	3,816,960
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	7,708	7,706,921
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	5,298	5,296,918
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	537	536,966
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	1,661	1,652,455
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	4,842	4,832,528
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	1,345	1,343,863
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	6,316	6,315,723
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	3,305	3,307,959
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,946	1,957,657
Honda Auto Receivables Owner Trust 2013-3 A3	0.77%	5/15/2017	858	857,727
Honda Auto Receivables Owner Trust 2013-3 A4	1.13%	9/16/2019	726	726,630
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	2,424	2,422,987
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	620	620,135
Hyundai Auto Receivables Trust 2012-C A4	0.73%	6/15/2018	518	517,987
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	4,029	4,030,002
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	1,003	1,002,602

See Notes to Financial Statements.	237

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%		11/15/2017	$815	$815,081
M&T Bank Auto Receivables Trust 2013-1A A4†	1.57%		8/15/2018	5,349	5,364,415
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%		7/16/2018	6,657	6,669,679
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	4,275	4,271,088
Nissan Auto Receivables Owner Trust 2013-B A3	0.84%		11/15/2017	1,594	1,593,256
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%		11/20/2017	10,008	10,011,133
Santander Drive Auto Receivables Trust 2014-2 C	2.33%		11/15/2019	2,450	2,468,713
Santander Drive Auto Receivables Trust 2014-3 C	2.13%		8/17/2020	2,820	2,831,857
Santander Drive Auto Receivables Trust 2014-4 B	1.82%		5/15/2019	3,267	3,274,645
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	4,178	4,224,168
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	12,530	12,642,656
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%		7/15/2019	2,877	2,875,601
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	1,245	1,244,842
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	4,700	4,651,308
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%		12/16/2019	8,500	8,503,686
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	5,176	5,118,904
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	3,643	3,641,135
World Omni Auto Receivables Trust 2014-B A2A	0.60%		1/16/2018	351	350,781
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	2,858	2,859,614
Total					274,381,179

Credit Cards 2.78%
Capital One Multi-Asset Execution Trust 2014-A1	0.828%	#	11/15/2019	11,454	11,462,182
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	2,740	2,745,553
Capital One Multi-Asset Execution Trust 2016-A1	0.90%	#	2/15/2022	8,733	8,768,716
Chase Issuance Trust 2014-A1	1.15%		1/15/2019	14,853	14,872,493
Chase Issuance Trust 2014-A6	1.26%		7/15/2019	5,460	5,473,530
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	8,457	8,468,735
Citibank Credit Card Issuance Trust 2014-A2	1.02%		2/22/2019	8,388	8,393,670
Discover Card Execution Note Trust 2013-A5	1.04%		4/15/2019	3,049	3,051,894
Discover Card Execution Note Trust 2014-A3	1.22%		10/15/2019	10,433	10,452,958
Total					73,689,731

Home Equity 0.05%
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	1,209	1,189,360

Other 5.53%
ALM XIV Ltd. 2014-14A A1†	2.051%	#	7/28/2026	7,000	6,987,359
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.84%	#	4/16/2021	961	947,612

238	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Avenue CLO VI Ltd. 2007-6A A2†	0.97%	#	7/17/2019	$793	$795,319
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.091%	#	4/27/2027	6,550	6,543,781
Cent CLO Ltd. 2013-18A A†	1.739%	#	7/23/2025	1,130	1,118,317
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,430	2,450,178
CNH Wholesale Master Note Trust 2013-2A A†	1.034%	#	8/15/2019	4,046	4,047,259
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	1,647	1,645,926
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	1,751	1,773,553
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	8,011	8,025,137
Ford Credit Floorplan Master Owner Trust 2012-2 A	1.92%		1/15/2019	5,350	5,377,091
Fore CLO Ltd. 2007-1A A2†	1.074%	#	7/20/2019	532	527,912
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	2,219	2,210,058
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.92%	#	4/17/2022	2,009	1,988,761
Grayson CLO Ltd. 2006-1A A1A†	0.861%	#	11/1/2021	835	818,234
Hempstead CLO LP 2013-1A A1†	2.122%	#	1/15/2026	6,000	5,954,342
Jackson Mill CLO Ltd. 2015-1A A†	2.162%	#	4/15/2027	8,300	8,245,886
JFIN Revolver CLO 2013-1A A†	1.874%	#	1/20/2021	1,149	1,151,797
JFIN Revolver CLO Ltd. 2014-2A A2†	1.918%	#	2/20/2022	3,650	3,619,840
JFIN Revolver CLO Ltd. 2015-3A A1†	2.124%	#	4/20/2023	4,742	4,743,101
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	1,644	1,643,149
KKR Financial CLO Ltd. 2007-1A B†	1.368%	#	5/15/2021	552	549,858
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	3,130	3,136,653
Leaf Receivables Funding 11 LLC 2016-1 A1†	1.00%		6/15/2017	9,007	9,007,000
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	6,262	6,261,072
Marathon CLO IV Ltd. 2012-4A A1†	2.008%	#	5/20/2023	5,433	5,429,031
MMAF Equipment Finance LLC 2016-AA A5†	2.21%		12/15/2032	2,100	2,094,007
NCF Dealer Floorplan Master Trust 2016-1A B†	5.938%	#	3/21/2022	1,100	1,073,554
NCF Dealer Floorplan Master Trust 2016-1A C†	8.938%	#	3/21/2022	4,524	4,477,733
NZCG Funding Ltd. 2015-2A A1†	2.171%	#	4/27/2027	4,670	4,662,237
Oaktree CLO Ltd. 2014-2A A1A†	2.154%	#	10/20/2026	4,000	3,977,327
Oaktree EIF I Series Ltd. 2015-A1 B†	3.245%	#	10/18/2027	5,750	5,778,365
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.142%	#	4/15/2026	3,378	3,379,364
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,983	2,010,398
OZLM Funding Ltd. 2012-1A A2R†	2.971%	#	7/22/2027	2,000	1,995,550
OZLM VIII Ltd. 2014-8A A1A†	2.06%	#	10/17/2026	3,010	2,993,707
Shackleton CLO Ltd. 2014-5A A†	2.12%	#	5/7/2026	350	348,687
Sheridan Square CLO Ltd. 2013-1A A1†	1.672%	#	4/15/2025	3,900	3,860,723
SLM Private Education Loan Trust 2010-A 2A†	3.683%	#	5/16/2044	2,091	2,150,676

See Notes to Financial Statements.	239

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Other (continued)
SLM Private Education Loan Trust 2011-B A1†	1.283%	#	12/16/2024		$539	$538,672
SLM Private Education Loan Trust 2012-A A1†	1.833%	#	8/15/2025		326	326,912
SLM Private Education Loan Trust 2012-C A1†	1.533%	#	8/15/2023		807	806,731
SLM Private Education Loan Trust 2012-E A1†	1.183%	#	10/16/2023		1,900	1,897,168
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.94%	#	4/17/2021		1,161	1,144,800
Tryon Park CLO Ltd. 2013-1A A1†	1.742%	#	7/15/2025		5,000	4,919,307
Venture XVIII CLO Ltd. 2014-18A A†	2.072%	#	10/15/2026		2,250	2,235,830
Westchester CLO Ltd. 2007-1A A1A†	0.841%	#	8/1/2022		807	797,591
Total						146,467,565
Total Asset-Backed Securities (cost $495,691,805)						495,727,835

				Shares
				(000)
COMMON STOCK 0.00%

Oil
OGX Petroleo e Gas SA ADR (cost $41,276)					27	11,161

				Principal
				Amount
				(000)
CONVERTIBLE BONDS 0.00%

Oil
Oleo e Gas Participacoes SA(a)(b)	10.00%		6/1/2016	BRL	17	30,326
Oleo e Gas Participacoes SA(a)(b)	10.00%		6/1/2016	BRL	22	38,168
Total Convertible Bonds (cost $123,390)						68,494

CORPORATE BONDS 26.87%

Air Transportation 0.08%
Air Canada (Canada)†(c)	7.75%		4/15/2021		$458	477,465
American Airlines 2013-2 Class B
Pass-Through Trust†	5.60%		1/15/2022		1,646	1,693,037
Total						2,170,502

Auto Parts: Original Equipment 0.11%
International Automotive Components Group SA (Luxembourg)†(c)	9.125%		6/1/2018		1,446	1,359,963
MPG Holdco I, Inc.	7.375%		10/15/2022		1,634	1,625,830
Total						2,985,793

240	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automotive 0.61%
Ford Motor Co.	6.375%	2/1/2029	$1,489	$1,789,835
Ford Motor Co.	7.45%	7/16/2031	2,973	3,890,310
General Motors Co.	6.60%	4/1/2036	9,142	10,512,495
Total				16,192,640

Banks: Regional 3.42%
Banco de Bogota SA (Colombia)†(c)	6.25%	5/12/2026	2,805	2,762,925
Banco Nacional de Comercio Exterior SNC (Mexico)†(c)	4.375%	10/14/2025	1,000	1,033,000
Bank of America Corp.	3.95%	4/21/2025	2,550	2,550,286
Bank of America Corp.	4.20%	8/26/2024	9,308	9,538,717
Bank of America Corp.	4.25%	10/22/2026	1,950	1,984,577
BBVA Banco Continental SA (Peru)†(c)	5.25%	9/22/2029	1,100	1,137,400
Citigroup, Inc.	5.50%	9/13/2025	6,297	6,954,860
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	2,098	2,680,980
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	3,700	4,513,149
Intesa Sanpaolo SpA (Italy)†(c)	5.71%	1/15/2026	3,251	3,204,039
JPMorgan Chase & Co.	3.875%	9/10/2024	4,187	4,295,845
JPMorgan Chase & Co.	3.90%	7/15/2025	3,340	3,551,786
JPMorgan Chase & Co.	4.25%	10/1/2027	4,004	4,151,067
Lloyds Banking Group plc (United Kingdom)†(c)	4.582%	12/10/2025	4,425	4,453,311
Macquarie Bank Ltd. (Australia)†(c)	4.875%	6/10/2025	3,715	3,787,041
Macquarie Bank Ltd. (Australia)†(c)	6.625%	4/7/2021	2,775	3,162,998
Morgan Stanley	4.00%	7/23/2025	2,525	2,659,295
Morgan Stanley	5.00%	11/24/2025	334	363,270
Morgan Stanley	7.25%	4/1/2032	523	710,272
Popular, Inc.	7.00%	7/1/2019	1,086	1,083,285
Santander UK Group Holdings plc (United Kingdom)†(c)	4.75%	9/15/2025	5,755	5,687,385
Santander UK plc (United Kingdom)(c)	7.95%	10/26/2029	4,504	5,770,723
UBS Group Funding Jersey Ltd. (Jersey)†(c)	4.125%	4/15/2026	7,197	7,413,320
Wells Fargo & Co.	4.10%	6/3/2026	5,215	5,509,283
Wells Fargo Bank NA	5.85%	2/1/2037	1,422	1,726,635
Total				90,685,449

Beverages 0.44%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(c)	3.375%	11/1/2022	1,500	1,323,405
Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	3,150	3,416,619

See Notes to Financial Statements.	241

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Beverages (continued)
Central American Bottling Corp. (Guatemala)†(c)	6.75%	2/9/2022	$4,671	$4,887,034
JB y Cia SA de CV (Mexico)†(c)	3.75%	5/13/2025	1,900	1,938,579
Total				11,565,637

Biotechnology Research & Production 0.34%
Amgen, Inc.	4.95%	10/1/2041	975	1,039,184
Amgen, Inc.	6.40%	2/1/2039	6,223	7,877,049
Total				8,916,233

Building Materials 0.37%
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	603	670,837
Standard Industries, Inc.†	5.50%	2/15/2023	1,758	1,819,530
Standard Industries, Inc.†	6.00%	10/15/2025	6,892	7,357,210
Total				9,847,577

Business Services 0.06%
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(c)	5.875%	8/12/2020	1,500	1,577,670

Chemicals 0.64%
Blue Cube Spinco, Inc.†	10.00%	10/15/2025	6,841	8,021,072
Grupo Idesa SA de CV (Mexico)†(c)	7.875%	12/18/2020	2,400	2,426,112
Mexichem SAB de CV (Mexico)†(c)	4.875%	9/19/2022	1,364	1,433,837
Montell Finance Co. BV (Netherlands)†(c)	8.10%	3/15/2027	3,956	5,099,007
Total				16,980,028

Computer Hardware 0.68%
Dell, Inc.	7.10%	4/15/2028	2,125	1,989,212
Denali International LLC/Denali Finance Corp.†	5.625%	10/15/2020	2,750	2,898,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(d)	6.02%	6/15/2026	3,682	3,728,909
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†(d)	8.10%	7/15/2036	2,280	2,338,480
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	6,934	7,110,068
Total				18,065,169

Containers 0.15%
Coveris Holdings SA (Luxembourg)†(c)	7.875%	11/1/2019	1,450	1,428,250
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	2,450	2,459,188
Total				3,887,438

242	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Diversified 0.11%
Argos Merger Sub, Inc.†	7.125%	3/15/2023	$2,300	$2,334,500
KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023	625	634,375
Total				2,968,875

Drugs 0.88%
AbbVie, Inc.	4.30%	5/14/2036	3,907	3,881,034
Express Scripts Holding Co.	6.125%	11/15/2041	6,962	7,942,494
Forest Laboratories LLC†	5.00%	12/15/2021	6,978	7,667,182
Mylan NV†(d)	3.95%	6/15/2026	4,000	3,969,240
Total				23,459,950

Electric: Power 0.78%
AES El Salvador Trust II†	6.75%	3/28/2023	1,060	890,400
AES Gener SA (Chile)†(c)	5.00%	7/14/2025	400	411,741
Appalachian Power Co.	7.00%	4/1/2038	3,000	3,984,522
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	3,587	3,589,755
Dominion Resources, Inc.	7.00%	6/15/2038	1,707	2,203,845
Exelon Generation Co. LLC	5.60%	6/15/2042	2,500	2,556,880
Exelon Generation Co. LLC	6.25%	10/1/2039	4,230	4,652,454
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	1,500	1,498,582
Red Oak Power LLC	8.54%	11/30/2019	812	815,595
Total				20,603,774

Engineering & Contracting Services 0.11%
China Railway Resources Huitung Ltd. (Hong Kong)(c)	3.85%	2/5/2023	2,849	2,949,299

Entertainment 0.16%
CCM Merger, Inc.†	9.125%	5/1/2019	1,658	1,739,156
Eldorado Resorts, Inc.	7.00%	8/1/2023	648	680,400
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,005	1,005,191
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	700	724,829
Total				4,149,576

Financial Services 0.77%
Ally Financial, Inc.	8.00%	11/1/2031	1,822	2,149,960
Lazard Group LLC	6.85%	6/15/2017	379	397,563
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,265	2,157,413
Navient Corp.	5.50%	1/15/2019	4,250	4,265,937

See Notes to Financial Statements.	243

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial Services (continued)
Navient Corp.	8.45%	6/15/2018	$2,809	$3,037,231
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,694	3,850,995
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,363	4,630,718
Total				20,489,817

Food 0.26%
Gruma SAB de CV (Mexico)†(c)	4.875%	12/1/2024	1,100	1,174,250
Kraft Heinz Foods Co.	6.875%	1/26/2039	1,569	2,079,396
US Foods, Inc.	8.50%	6/30/2019	3,587	3,690,126
Total				6,943,772

Health Care Services 0.20%
Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	316	328,728
HCA, Inc.	7.50%	11/6/2033	880	932,800
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	2,467	2,380,655
MPH Acquisition Holdings LLC†(d)	7.125%	6/1/2024	627	645,810
Tenet Healthcare Corp.	8.00%	8/1/2020	943	965,986
Total				5,253,979

Household Equipment/Products 0.13%
Central Garden & Pet Co.	6.125%	11/15/2023	3,250	3,388,125

Insurance 0.61%
CNO Financial Group, Inc.	5.25%	5/30/2025	3,208	3,320,280
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	5,838	6,358,452
Trinity Acquistion plc (United Kingdom)(c)	4.40%	3/15/2026	3,450	3,536,246
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,877,316
Total				16,092,294

Investment Management Companies 0.03%
GrupoSura Finance SA†	5.50%	4/29/2026	750	763,125

Leasing 0.38%
Aviation Capital Group Corp.†	6.75%	4/6/2021	8,783	9,957,726

Leisure 0.39%
Carnival plc (United Kingdom)(c)	7.875%	6/1/2027	3,957	4,989,868
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	4,590	5,358,825
Total				10,348,693

244	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Lodging 0.67%
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	$721	$693,963
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.†	5.625%	5/1/2024	1,245	1,310,362
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	3,250	3,226,606
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,220	1,213,900
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	11,087	11,267,164
Total				17,711,995

Machinery: Agricultural 0.07%
Reynolds American, Inc.	8.125%	5/1/2040	1,400	1,883,335

Manufacturing 0.23%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	3,480	3,070,230
Trinity Industries, Inc.	4.55%	10/1/2024	3,221	2,988,118
Total				6,058,348

Media 2.45%
21st Century Fox America, Inc.	6.20%	12/15/2034	1,560	1,891,840
21st Century Fox America, Inc.	6.90%	8/15/2039	3,664	4,799,869
CCO Safari II LLC†	6.384%	10/23/2035	6,471	7,427,077
CCOH Safari LLC†	5.75%	2/15/2026	1,732	1,779,630
Cox Communications, Inc.†	8.375%	3/1/2039	3,800	4,471,293
Discovery Communications LLC	6.35%	6/1/2040	3,281	3,350,567
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	4/11/2022	3,825	3,820,750
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(c)	5.307%	5/11/2022	3,550	3,603,250
Myriad International Holdings BV (Netherlands)†(c)	5.50%	7/21/2025	2,500	2,553,125
Neptune Finco Corp.†	10.875%	10/15/2025	1,648	1,878,720
Numericable-SFR SA (France)†(c)	6.00%	5/15/2022	1,666	1,664,751
Time Warner Cable, Inc.	7.30%	7/1/2038	9,023	10,896,527
Time Warner, Inc.	7.625%	4/15/2031	5,199	6,941,492
Univision Communications, Inc.†	5.125%	2/15/2025	524	521,380
Univision Communications, Inc.†	8.50%	5/15/2021	1,776	1,858,140
Viacom, Inc.	4.85%	12/15/2034	285	254,256
Viacom, Inc.	6.875%	4/30/2036	3,034	3,226,765
VTR Finance BV (Netherlands)†(c)	6.875%	1/15/2024	3,890	3,846,238
Total				64,785,670

See Notes to Financial Statements.	245

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metals & Minerals: Miscellaneous 0.62%
Aleris International, Inc.†	9.50%	4/1/2021	$1,048	$1,079,440
Barrick Gold Corp. (Canada)(c)	4.10%	5/1/2023	250	253,480
Barrick International Barbados Corp. (Barbados)†(c)	6.35%	10/15/2036	1,711	1,680,053
Coeur Mining, Inc.	7.875%	2/1/2021	1,546	1,434,271
Glencore Finance Canada Ltd. (Canada)†(c)	6.00%	11/15/2041	3,437	2,796,384
Glencore Funding LLC†	4.625%	4/29/2024	453	400,565
Goldcorp, Inc. (Canada)(c)	5.45%	6/9/2044	1,466	1,389,638
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(c)	6.625%	10/14/2022	1,900	2,070,050
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022	3,704	3,528,060
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020	69	69,604
Teck Resources Ltd. (Canada)(c)	4.75%	1/15/2022	1,413	1,151,595
Teck Resources Ltd. (Canada)†(c)(d)	8.50%	6/1/2024	565	580,537
Total				16,433,677

Natural Gas 0.44%
Black Hills Gas LLC†	5.90%	4/1/2017	3,984	4,087,289
Dominion Gas Holdings LLC	4.60%	12/15/2044	3,300	3,393,582
Fermaca Enterprises S de RL de CV (Mexico)†(c)	6.375%	3/30/2038	2,514	2,458,659
GNL Quintero SA (Chile)†(c)	4.634%	7/31/2029	1,650	1,685,077
Total				11,624,607

Oil 2.08%
Afren plc (United Kingdom)†(a)(c)	10.25%	4/8/2019	2,537	31,715
Apache Corp.	6.00%	1/15/2037	2,213	2,416,204
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	2,047	2,254,070
Canadian Oil Sands Ltd. (Canada)†(c)	9.40%	9/1/2021	876	977,061
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	563	567,222
Continental Resources, Inc.	4.90%	6/1/2044	1,257	1,040,167
Eni SpA (Italy)†(c)	5.70%	10/1/2040	10,550	10,327,743
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	272	281,466
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,068	2,145,550
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,050,803
Kerr-McGee Corp.	7.875%	9/15/2031	2,702	3,050,404
Kunlun Energy Co., Ltd. (Hong Kong)†(c)	3.75%	5/13/2025	1,615	1,616,502
LUKOIL International Finance BV (Netherlands)†(c)	6.656%	6/7/2022	500	555,511
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	289	222,530
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	6,876	5,328,900
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	1,730	35
PDC Energy, Inc.	7.75%	10/15/2022	2,871	3,014,550

246	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Petrobras Global Finance BV (Netherlands)(c)	4.375%	5/20/2023	$2,026	$1,557,994
Seven Generations Energy Ltd. (Canada)†(c)	6.75%	5/1/2023	1,400	1,428,000
Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	2,786	2,925,300
Shell International Finance BV (Netherlands)(c)	2.875%	5/10/2026	4,097	4,057,214
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	1,058	1,356,048
SM Energy Co.	6.125%	11/15/2022	3,408	3,135,360
Valero Energy Corp.	10.50%	3/15/2039	1,753	2,474,300
YPF SA (Argentina)†(c)	8.50%	7/28/2025	3,147	3,244,400
Total				55,059,049
Oil: Crude Producers 1.98%
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	1,666	1,725,934
Enbridge Energy Partners LP	9.875%	3/1/2019	4,721	5,398,412
Energy Transfer Partners LP	6.125%	12/15/2045	770	729,322
Energy Transfer Partners LP	6.625%	10/15/2036	1,260	1,215,795
Energy Transfer Partners LP	7.50%	7/1/2038	4,526	4,683,853
Enterprise Products Operating LLC	7.55%	4/15/2038	2,773	3,381,604
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	2,141	2,178,121
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,136,810
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,900	1,984,949
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	405	435,854
Kinder Morgan, Inc.	7.75%	1/15/2032	5,466	5,927,106
Kinder Morgan, Inc.	7.80%	8/1/2031	1,138	1,227,028
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	3,240	3,311,043
Ruby Pipeline LLC†	6.00%	4/1/2022	3,557	3,404,472
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	2,935	3,015,713
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,527	1,690,690
Transportadora de Gas Internacional SA ESP (Colombia)†(c)	5.70%	3/20/2022	2,634	2,731,458
Williams Cos., Inc. (The)	8.75%	3/15/2032	4,986	5,172,975
Total				52,351,139
Oil: Integrated Domestic 0.41%
Halliburton Co.	6.70%	9/15/2038	613	742,576
Halliburton Co.	7.45%	9/15/2039	1,347	1,783,995
National Oilwell Varco, Inc.	2.60%	12/1/2022	1,820	1,625,810
Oceaneering International, Inc.	4.65%	11/15/2024	2,781	2,604,548
Weatherford International Ltd.	9.875%	3/1/2039	4,749	4,036,650
Total				10,793,579

See Notes to Financial Statements.	247

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Paper & Forest Products 0.44%
Georgia-Pacific LLC	8.875%	5/15/2031	$7,478	$11,627,677

Real Estate Investment Trusts 1.43%
CBRE Services, Inc.	5.25%	3/15/2025	568	591,749
Communications Sales & Leasing, Inc.	8.25%	10/15/2023	2,065	1,956,587
EPR Properties	5.25%	7/15/2023	6,862	7,138,683
Equinix, Inc.	5.375%	4/1/2023	6,578	6,800,007
Equinix, Inc.	5.875%	1/15/2026	1,329	1,388,805
Hospitality Properties Trust	5.00%	8/15/2022	1,250	1,317,725
IRSA Propiedades Comerciales SA (Argentina)†(c)	8.75%	3/23/2023	667	693,680
Kilroy Realty LP	6.625%	6/1/2020	517	591,788
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	665	677,209
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,853	2,987,171
PLA Administradora Industrial S de RL de CV (Mexico)†(c)	5.25%	11/10/2022	1,000	1,002,600
Senior Housing Properties Trust	6.75%	12/15/2021	2,380	2,635,950
Trust F/1401 (Mexico)†(c)	5.25%	1/30/2026	1,100	1,127,500
Vereit Operating Partnership LP	3.00%	2/6/2019	9,042	9,019,395
Total				37,928,849

Retail 0.54%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	2,109	869,018
New Albertson’s, Inc.	7.45%	8/1/2029	1,297	1,258,090
Pacific Emerald Pte Ltd. (Singapore)(c)	9.75%	7/25/2018	775	806,000
PVH Corp.	7.75%	11/15/2023	2,290	2,622,050
QVC, Inc.	4.375%	3/15/2023	1,411	1,391,493
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	3,034	2,692,675
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	3,000	3,051,411
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,606	1,661,323
Total				14,352,060

Savings & Loan 0.09%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	1,995	2,320,875

Steel 0.17%
Allegheny Technologies, Inc.	7.875%	8/15/2023	2,791	2,281,642
Allegheny Technologies, Inc.	9.375%	6/1/2019	2,191	2,185,523
Total				4,467,165

248	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Technology 0.81%
Alibaba Group Holding Ltd. (China)(c)	3.60%	11/28/2024	$3,300	$3,305,145
Amazon.com, Inc.	4.80%	12/5/2034	10,162	11,534,439
Expedia, Inc.	4.50%	8/15/2024	3,025	3,063,968
Tencent Holdings Ltd. (China)†(c)	3.375%	5/2/2019	3,500	3,614,380
Total				21,517,932

Telecommunications 2.27%
AT&T, Inc.	6.30%	1/15/2038	8,099	9,586,916
AT&T, Inc.	6.50%	9/1/2037	7,043	8,508,479
CenturyLink, Inc.	5.625%	4/1/2025	2,022	1,797,053
CenturyLink, Inc.	6.875%	1/15/2028	1,425	1,200,563
Digicel Group Ltd. (Jamaica)†(c)	7.125%	4/1/2022	1,000	776,300
Digicel Ltd. (Jamaica)†(c)	6.75%	3/1/2023	1,077	953,145
Frontier Communications Corp.	7.625%	4/15/2024	1,445	1,282,438
Frontier Communications Corp.	9.25%	7/1/2021	5,522	5,805,002
Frontier Communications Corp.†	10.50%	9/15/2022	1,377	1,438,965
Frontier Communications Corp.†	11.00%	9/15/2025	2,289	2,337,641
GTH Finance BV (Netherlands)†(c)	7.25%	4/26/2023	750	761,250
Millicom International Cellular SA (Luxembourg)†(c)	4.75%	5/22/2020	2,500	2,434,375
Motorola Solutions, Inc.	3.75%	5/15/2022	1,892	1,860,144
MTN Mauritius Investment Ltd. (Mauritius)†(c)	4.755%	11/11/2024	1,865	1,699,602
T-Mobile USA, Inc.	6.00%	3/1/2023	6,396	6,691,815
T-Mobile USA, Inc.	6.542%	4/28/2020	2,766	2,857,585
Verizon Communications, Inc.	4.40%	11/1/2034	3,073	3,126,360
Verizon Communications, Inc.	5.05%	3/15/2034	2,289	2,502,989
Verizon Communications, Inc.	5.85%	9/15/2035	2,272	2,687,008
Verizon Communications, Inc.	6.40%	9/15/2033	1,500	1,874,438
Total				60,182,068

Transportation: Miscellaneous 0.13%
Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035	200	211,000
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	3,193	3,193,000
Total				3,404,000

Utilities 0.19%
Aquarion Co.†	4.00%	8/15/2024	4,791	4,986,645

Utilities: Electrical 0.14%
Tennessee Valley Authority	3.50%	12/15/2042	3,740	3,812,276
Total Corporate Bonds (cost $713,835,643)				711,544,087

See Notes to Financial Statements.	249

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
FLOATING RATE LOANS(e) 0.14%

Electrical Equipment 0.01%
MKS Instruments, Inc. Term Loan	4.75%	5/1/2023		$214	$216,274

Gaming 0.06%
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020		1,732	1,735,844

Retail 0.07%
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021		2,394	1,794,079
Total Floating Rate Loans (cost $3,822,344)					3,746,197

FOREIGN BONDS(b) 0.09%

Brazil 0.02%
BRF SA†	7.75%	5/22/2018	BRL	2,500	619,189

Mexico 0.07%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	1,726,094
Total Foreign Bonds (cost $3,748,146)					2,345,283

FOREIGN GOVERNMENT OBLIGATIONS 2.90%

Argentina 0.28%
City of Buenos Aires†(c)	9.95%	3/1/2017		$800	842,000
Provincia de Mendoza†(c)	8.375%	5/19/2024		2,850	2,800,125
Provincia de Neuquen†(c)	8.625%	5/12/2028		1,500	1,530,000
Republic of Argentina†(c)	7.625%	4/22/2046		150	153,750
Republic of Argentina(c)	8.28%	12/31/2033		1,901	2,081,774
Total					7,407,649

Bahamas 0.08%
Commonwealth of Bahamas†(c)	6.95%	11/20/2029		1,943	2,244,165

Bermuda 0.11%
Bermuda Government†	5.603%	7/20/2020		2,646	2,930,445

Brazil 0.13%
Federal Republic of Brazil(c)	4.25%	1/7/2025		1,000	911,250
Federal Republic of Brazil(c)	5.00%	1/27/2045		1,000	785,000
Federal Republic of Brazil†(c)	5.333%	2/15/2028		2,000	1,720,000
Total					3,416,250

Cayman Islands 0.03%
Cayman Islands Government†	5.95%	11/24/2019		800	901,000

250	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Chile 0.03%
Republic of Chile(c)	3.125%	3/27/2025	$713	$739,737

Dominican Republic 0.21%
Dominican Republic†(c)	5.50%	1/27/2025	2,395	2,395,000
Dominican Republic†(c)	6.60%	1/28/2024	800	854,000
Dominican Republic†(c)	6.85%	1/27/2045	1,550	1,546,125
Dominican Republic†(c)	9.04%	1/23/2018	628	659,824
Total				5,454,949

El Salvador 0.05%
Republic of EI Salvador†(c)	6.375%	1/18/2027	1,514	1,313,395

Ethiopia 0.03%
Federal Republic of Ethiopia†(c)	6.625%	12/11/2024	800	733,000

Honduras 0.19%
Honduras Government†(c)	7.50%	3/15/2024	4,626	5,007,645

Hungary 0.12%
Republic of Hungary(c)	5.375%	3/25/2024	2,946	3,267,998

Indonesia 0.18%
Perusahaan Penerbit SBSN†(c)	4.00%	11/21/2018	1,700	1,763,750
Perusahaan Penerbit SBSN†(c)	4.325%	5/28/2025	2,275	2,306,281
Republic of Indonesia†(c)	5.875%	1/15/2024	670	758,870
Total				4,828,901

Ivory Coast 0.04%
Ivory Coast Bond†(c)	6.375%	3/3/2028	1,175	1,111,844

Latvia 0.09%
Republic of Latvia†(c)	5.25%	6/16/2021	2,047	2,333,580

Lithuania 0.18%
Republic of Lithuania†(c)	7.375%	2/11/2020	4,078	4,823,581

Mexico 0.17%
United Mexican States(c)	4.00%	10/2/2023	4,421	4,619,945

Panama 0.04%
Republic of Panama(c)	4.00%	9/22/2024	348	361,920
Republic of Panama(c)	6.70%	1/26/2036	600	756,000
Total				1,117,920

See Notes to Financial Statements.	251

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Paraguay 0.19%
Republic of Paraguay†(c)	4.625%		1/25/2023	$3,150	$3,236,625
Republic of Paraguay†(c)	5.00%		4/15/2026	600	618,000
Republic of Paraguay†(c)	6.10%		8/11/2044	1,170	1,199,250
Total					5,053,875

Peru 0.04%
Republic of Peru(c)	4.125%		8/25/2027	942	997,342

Qatar 0.10%
State of Qatar†(c)	3.25%		6/2/2026	2,600	2,567,500

Romania 0.01%
Republic of Romania†(c)	6.125%		1/22/2044	320	387,440

Russia 0.12%
Russia Eurobonds†(c)	4.875%		9/16/2023	2,900	3,079,220

Sri Lanka 0.08%
Republic of Sri Lanka†(c)	6.25%		7/27/2021	1,000	988,962
Republic of Sri Lanka†(c)	6.85%		11/3/2025	1,100	1,059,034
Total					2,047,996

Trinidad And Tobago 0.07%
Republic of Trinidad & Tobago†(c)	4.375%		1/16/2024	1,830	1,865,685

Turkey 0.28%
Republic of Turkey(c)	5.625%		3/30/2021	4,265	4,567,009
Republic of Turkey(c)	5.75%		3/22/2024	2,625	2,824,411
Total					7,391,420

Uruguay 0.05%
Republic of Uruguay PIK(c)	7.875%		1/15/2033	968	1,266,870
Total Foreign Government Obligations (cost $76,424,714)					76,909,352

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.87%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.352%	#	2/25/2032	18,254	3,172,325
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	513	512,446
Government National Mortgage Assoc. 2015-47 AE	2.90%		11/16/2055	9,691	9,873,248
Government National Mortgage Assoc. 2015-48 AS	2.90%		2/16/2049	7,334	7,506,752
Government National Mortgage Assoc. 2015-73 AC	2.90%		2/16/2053	1,916	1,964,919
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $23,112,546)					23,029,690

252	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.89%
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 3/1/2046	$19,774	$20,809,339
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044	8,806	9,545,814
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	3,185	3,397,415
Federal National Mortgage Assoc.(f)	3.00%		TBA	233,770	240,448,330
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 4/1/2046	129,531	136,331,164
Federal National Mortgage Assoc.(f)	3.50%		TBA	81,620	85,432,594
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 11/1/2044	25,413	27,309,738
Federal National Mortgage Assoc.(f)	4.00%		TBA	47,480	50,701,572
Federal National Mortgage Assoc.(f)	4.50%		TBA	69,298	75,473,398
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 4/1/2036	8,505	9,630,717
Total Government Sponsored Enterprises Pass-Throughs (cost $658,103,471)					659,080,081

MUNICIPAL BONDS 0.15%

Miscellaneous
Municipal Elec Auth of Georgia	7.055%		4/1/2057	1,900	2,230,372
North Texas Tollway Auth	8.91%		2/1/2030	1,475	1,784,426
Total Municipal Bonds (cost $3,679,886)					4,014,798

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.50%
Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.366%	#	9/15/2048	546	545,241
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.187%	#	10/10/2047	50,626	852,273
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	7,900	5,138,354
Citigroup Commercial Mortgage Trust 2016-P3 C	4.836%	#	4/15/2049	1,600	1,649,599
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#	4/15/2049	1,297	853,245
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.283%	#	8/10/2047	5,440	352,108
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646%	#	10/10/2053	1,750	1,744,661
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646%	#	10/10/2053	3,663	2,719,658

See Notes to Financial Statements.	253

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.591%	#	7/10/2050	$1,140	$1,169,799
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	1,600	1,335,100
DBWF Mortgage Trust 2015-LCM D†	3.421%	#	6/10/2034	1,620	1,391,696
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#	12/15/2019	1,732	1,696,947
GS Mortgage Securities Trust 2014-GC26 D†	4.661%	#	11/10/2047	755	574,647
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#	7/10/2048	1,230	1,216,723
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723%	#	8/5/2034	19,156	908,090
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,353,558
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#	8/5/2034	3,741	3,575,851
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665%	#	8/5/2034	22,024	683,074
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.25%	#	4/15/2047	5,630	237,204
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.281%	#	4/15/2047	1,595	35,985
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	3.926%	#	1/15/2048	561	426,592
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.312%	#	7/15/2048	978	860,323
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	407	397,480
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	431	421,486
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	1,135	946,105
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	6,289	6,213,523
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	676	667,470
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%		1/5/2043	695	668,223
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%		1/5/2043	450	436,077
UBS-BAMLL Trust 2012-WRM E†	4.238%	#	6/10/2030	3,905	3,662,357
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71%	#	3/18/2028	2,405	2,306,558
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.298%	#	7/15/2046	5,195	4,669,572
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.138%	#	5/15/2048	7,460	5,400,949
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.883%	#	1/15/2059	2,748	1,942,206

254	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.196%	#	5/15/2047	$11,128	$669,495
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#	5/15/2047	2,205	95,083
WF-RBS Commercial Mortgage Trust 2014-C23 C	3.849%	#	10/15/2057	608	570,651
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.702%	#	10/15/2057	69,031	2,649,441
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%		10/15/2057	100,000	2,030,600
Total Non-Agency Commercial Mortgage-Backed Securities (cost $66,606,966)					66,068,004

U.S. TREASURY OBLIGATIONS 30.35%
U.S. Treasury Bond	2.50%		2/15/2046	70,137	68,186,350
U.S. Treasury Bond	3.00%		5/15/2045	34,343	36,980,439
U.S. Treasury Note	0.875%		10/15/2017	55,016	55,078,333
U.S. Treasury Note	1.25%		11/15/2018	256,977	258,854,217
U.S. Treasury Note	1.25%		11/30/2018	16,669	16,791,084
U.S. Treasury Note	1.25%		3/31/2021	36,083	35,888,476
U.S. Treasury Note	1.375%		1/31/2021	34,645	34,676,111
U.S. Treasury Note	1.375%		5/31/2021	207,001	207,154,595
U.S. Treasury Note	1.625%		5/15/2026	46,270	45,393,415
U.S. Treasury Note	1.75%		10/31/2020	9,847	10,026,442
U.S. Treasury Note	2.625%		11/15/2020	33,059	34,914,040
Total U.S. Treasury Obligations (cost $801,809,209)					803,943,502
Total Long-Term Investments (cost $2,846,999,396)					2,846,488,484

SHORT-TERM INVESTMENTS 12.66%

ASSET-BACKED SECURITY 0.15%

Other
Ascentium Equipment Receivables Trust 2016-1A A1† (cost $3,987,242)	0.95%		4/10/2017	3,987	3,987,534

U.S. TREASURY OBLIGATIONS 6.81%
U.S. Treasury Note	0.50%		6/30/2016	41,855	41,864,836
U.S. Treasury Note	0.875%		9/15/2016	36,285	36,336,089
U.S. Treasury Note	1.50%		7/31/2016	61,371	61,493,681
U.S. Treasury Note	1.00%		9/30/2016	40,553	40,628,550
Total U.S. Treasury Obligations (cost $180,315,073)					180,323,156

See Notes to Financial Statements.	255

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

	Principal
	Amount	Fair
Investments	(000)	Value
REPURCHASE AGREEMENT 5.70%
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $16,815,000 of Federal Home Loan Mortgage Corp. at 1.25% due 6/29/2018; $31,665,000 of U.S. Treasury Note at 1.75% due 4/30/2022 and $97,370,000 of U.S. Treasury Note at 4.00% due 8/15/2018; value: $154,037,869; proceeds: $151,015,800 (cost $151,015,674)	$151,016	$151,015,674
Total Short-Term Investments (cost $335,317,989)		335,326,364
Total Investments in Securities 120.14% (cost $3,182,317,385)		3,181,814,848
Liabilities in Excess of Cash and Other Assets(g) (20.14%)		(533,286,927)
Net Assets 100.00%		$2,648,527,921

BRL	Brazilian real.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2016.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2016.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

256	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

Open Forward Foreign Currency Exchange Contracts at May 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Sell	Morgan Stanley	8/12/2016	2,609,000	$ 717,428	$707,022	$10,406
Mexican peso	Sell	J.P. Morgan	8/12/2016	32,760,000	1,802,414	1,761,604	40,810
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$51,216

Open Futures Contracts at May 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 5-Year Treasury Note	September 2016	1,311	Long	$157,473,633	$243,506

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	September 2016	508	Short	$(65,881,504)	$(8,273)

See Notes to Financial Statements.	257

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$–	$137,460,565	$9,007,000	(4)	$146,467,565
Remaining Industries	–	353,247,804	–		353,247,804
Common Stock	11,161	–	–		11,161
Convertible Bonds	–	–	68,494	(5)	68,494
Corporate Bonds	–	711,544,087	–		711,544,087
Floating Rate Loans
Electrical Equipment	–	216,274	–		216,274
Gaming	–	1,735,844	–		1,735,844
Retail	–	1,794,079	–		1,794,079
Foreign Bonds	–	2,345,283	–		2,345,283
Foreign Government Obligations	–	76,909,352	–		76,909,352
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	23,029,690	–		23,029,690
Government Sponsored Enterprises Pass-Throughs	–	659,080,081	–		659,080,081
Municipal Bonds	–	4,014,798	–		4,014,798
Non-Agency Commercial Mortgage-Backed Securities	–	66,068,004	–		66,068,004
U.S. Treasury Obligations	–	984,266,658	–		984,266,658
Repurchase Agreement	–	151,015,674	–		151,015,674
Total	$11,161	$3,172,728,193	$9,075,494		$3,181,814,848

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$51,216	$–		$51,216
Liabilities	–	–	–		–
Futures Contracts
Assets	243,506	–	–		243,506
Liabilities	(8,273)	–	–		(8,273)
Total	$235,233	$51,216	$–		$286,449

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.

258	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed	Convertible
Investment Type	Securities	Bonds
Balance as of December 1, 2015	$2,409,066	$68,836
Accrued discounts/premiums	–	–
Realized gain (loss)	–	–
Change in unrealized appreciation/depreciation	–	(342)
Purchases	9,007,000	–
Sales	–	–
Net transfers in or out of Level 3	(2,409,066)	–
Balance as of May 31, 2016	$9,007,000	$68,494

See Notes to Financial Statements.	259

Statements of Assets and Liabilities (unaudited)

May 31, 2016

	Convertible	Core Fixed	Core Plus
	Fund	Income Fund	Bond Fund
ASSETS:
Investments in securities, at cost	$554,820,951	$1,723,862,704	$12,205,707
Investments in securities, at fair value	$576,442,161	$1,729,341,613	$12,322,203
Cash	–	–	656
Deposits with brokers for derivatives collateral	–	192,800	13,716
Foreign cash, at value (cost $0, $0, $0, $42,412, $0, $0, $0, $0 and $0, respectively)	–	–	–
Receivables:
Interest and dividends	2,674,094	5,295,619	75,283
Capital shares sold	163,837	6,762,048	35,409
Investment securities sold	27,252,263	159,183,173	1,207,068
Variation margin	–	9,096	–
From advisor (See Note 3)	40,327	–	14,657
Unrealized appreciation on forward foreign currency exchange contracts	–	–	–
Unrealized appreciation on CPI swaps	–	–	–
Credit default swap agreements receivable, at fair value (including upfront payments received of $0, $0, $46,704, $0, $0, $434,756, $0, $0 and $0)	–	–	42,247
Prepaid expenses and other assets	98,708	153,771	48,788
Total assets	606,671,390	1,900,938,120	13,760,027
LIABILITIES:
Payables:
Investment securities purchased	23,266,511	492,297,453	3,156,875
Capital shares reacquired	1,652,905	1,510,999	125
Management fee	343,433	279,137	3,979
12b-1 distribution plan	12,700	220,256	1,491
Trustees’ fees	67,620	104,963	25
Fund administration	19,625	47,357	354
Variation margin	–	–	1,040
To affiliate (See Note 3)	61,421	30,341	–
To bank	1,450,896	–	–
Unrealized depreciation on forward foreign currency exchange contracts	–	–	–
Unrealized depreciation on CPI swaps	–	–	–
Credit default swap agreements payable, at fair value (including upfront payments received of $0, $0, $56,625, $0, $362,505, $0, $303,511, $14,034,760 and $0)	–	–	75,619
Foreign currency overdraft	165	–	–
Distributions payable	–	2,405,458	29,172
Accrued expenses	83,440	241,980	37,591
Total liabilities	26,958,716	497,137,944	3,306,271
NET ASSETS	$579,712,674	$1,403,800,176	$10,453,756
COMPOSITION OF NET ASSETS:
Paid-in capital	$650,729,988	$1,402,626,742	$10,361,319
Undistributed (distributions in excess of) net investment income	1,942,139	(3,630,873)	(23,507)
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(94,580,657)	(701,556)	21,342
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	21,621,204	5,505,863	94,602
Net Assets	$579,712,674	$1,403,800,176	$10,453,756

260	See Notes to Financial Statements.

Floating Rate	High Yield		Inflation	Short Duration	Total
Fund	Fund	Income Fund	Focused Fund	Income Fund	Return Fund

$6,644,388,257	$5,019,173,719	$1,863,496,481	$519,261,144	$35,623,442,816	$3,182,317,385
$6,622,617,668	$5,065,965,532	$1,855,413,332	$514,312,987	$35,346,713,623	$3,181,814,848
–	5,257,417	–	290,120	31,807,652	148
1,209,800	2,251,153	4,640,000	123,260,000	600,000	896,983

42,235	–	–	–	–	–

43,323,738	76,000,214	18,542,076	4,375,837	267,254,605	14,063,969
60,760,591	55,309,242	7,989,115	4,037,194	215,280,360	14,665,631
158,512,019	62,342,361	143,911,114	4,692,641	297,213,882	243,265,805
–	–	–	–	–	4,439
–	30,125	188,553	61,944	–	261,338

783,796	620,261	3,381,528	5,247	247,539	51,216
–	–	–	14,310,249	–	–

–	291,903	356,012	–	–	–
216,970	228,933	117,758	100,314	728,295	152,164
6,887,466,817	5,268,297,141	2,034,539,488	665,446,533	36,159,845,956	3,455,176,541

447,595,543	162,962,112	205,305,414	8,942,170	703,962,505	790,698,049
18,003,824	13,160,666	4,279,834	892,040	96,237,114	8,227,861
2,437,847	2,222,460	768,631	173,093	7,562,639	912,728
2,345,469	702,047	523,295	164,983	11,376,434	515,379
506,553	263,148	558,744	58,326	2,428,405	178,390
212,933	167,633	61,490	17,309	1,189,694	89,792
5,899	72,861	42,483	1,786	153,836	–
–	242,558	–	–	85,903	–
–	–	–	–	–	–

386,291	765,107	3,860,891	–	439	–
–	–	–	139,070,614	–	–

–	394,184	–	19,710	709,365	–
–	219	–	107	2,633	–
24,092,301	25,822,197	5,894,351	3,285,817	108,934,794	5,534,191
899,066	507,346	521,585	415,616	4,464,278	492,230
496,485,726	207,282,538	221,816,718	153,041,571	937,108,039	806,648,620
$6,390,981,091	$5,061,014,603	$1,812,722,770	$512,404,962	$35,222,737,917	$2,648,527,921

$6,737,636,374	$5,326,786,033	$1,908,598,088	$716,777,543	$37,288,333,021	$2,665,248,712

(23,607,085)	(20,725,235)	(12,820,212)	(5,911,775)	(248,128,555)	(7,073,433)

(301,672,878)	(292,010,879)	(74,970,546)	(69,106,624)	(1,559,118,584)	(9,428,694)

(21,375,320)	46,964,684	(8,084,560)	(129,354,182)	(258,347,965)	(218,664)
$6,390,981,091	$5,061,014,603	$1,812,722,770	$512,404,962	$35,222,737,917	$2,648,527,921

See Notes to Financial Statements.	261

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2016

	Convertible	Core Fixed	Core Plus
	Fund	Income Fund	Bond Fund

Net assets by class:
Class A Shares	$75,483,462	$495,384,467	$4,997,366
Class B Shares	$799,126	$4,379,489	–
Class C Shares	$40,626,032	$89,780,316	$232,736
Class F Shares	$61,162,059	$417,752,061	$4,992,641
Class I Shares	$398,580,973	$339,784,099	$102,688
Class P Shares	$50,335	$11,880	–
Class R2 Shares	$143,190	$697,383	$25,620
Class R3 Shares	$2,748,333	$22,817,036	$25,632
Class R4 Shares	$9,126	$139,662	$25,664
Class R5 Shares	$9,147	$10,322	$25,695
Class R6 Shares	$100,891	$33,043,461	$25,714
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	7,049,015	45,074,827	330,497
Class B Shares	74,682	399,683	–
Class C Shares	3,817,912	8,205,409	15,388
Class F Shares	5,712,202	38,017,910	330,180
Class I Shares	37,032,950	30,918,430	6,791
Class P Shares	4,638	1,077	–
Class R2 Shares	13,207	63,441	1,694
Class R3 Shares	257,662	2,075,668	1,695
Class R4 Shares	852	12,709	1,697
Class R5 Shares	850	939	1,699
Class R6 Shares	9,374	3,007,677	1,701
Net asset value, offering and redemption price per share
(Net assets divided by outstanding shares):
Class A Shares–Net asset value	$10.71	$10.99	$15.12
Class A Shares–Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.96	$11.24	$15.47
Class B Shares–Net asset value	$10.70	$10.96	–
Class C Shares–Net asset value	$10.64	$10.94	$15.12
Class F Shares–Net asset value	$10.71	$10.99	$15.12
Class I Shares–Net asset value	$10.76	$10.99	$15.12
Class P Shares–Net asset value	$10.85	$11.03	–
Class R2 Shares–Net asset value	$10.84	$10.99	$15.12
Class R3 Shares–Net asset value	$10.67	$10.99	$15.12
Class R4 Shares–Net asset value	$10.71	$10.99	$15.12
Class R5 Shares–Net asset value	$10.76	$10.99	$15.12
Class R6 Shares–Net asset value	$10.76	$10.99	$15.12

262	See Notes to Financial Statements.

Floating	High Yield		Inflation	Short Duration	Total
Rate Fund	Fund	Income Fund	Focused Fund	Income Fund	Return Fund

$2,303,982,623	$1,414,866,302	$963,178,162	$193,451,575	$10,966,340,788	$1,340,950,763
–	$6,020,856	$4,666,853	–	$16,361,031	$9,779,827
$1,427,656,102	$405,600,359	$266,951,653	$46,978,489	$6,837,585,373	$210,455,528
$2,234,209,572	$1,106,138,292	$407,612,117	$123,042,010	$11,513,848,028	$595,482,808
$386,866,063	$2,006,684,726	$108,498,995	$148,438,875	$5,415,959,001	$287,717,248
–	$261,223	–	–	–	$2,859,704
$517,810	$8,290,934	$2,555,549	$231,171	$25,132,145	$6,944,774
$27,943,399	$55,664,036	$54,813,629	$234,038	$239,598,260	$136,643,150
$229,627	$5,450,841	$1,044,079	$9,582	$11,147,468	$6,907,156
$118,474	$4,051,690	$38,023	$9,605	$4,467,091	$943,539
$9,457,421	$47,985,344	$3,363,710	$9,617	$192,298,732	$49,843,424

255,395,565	198,011,633	350,259,963	16,303,515	2,530,966,738	128,583,115
–	846,565	1,695,511	–	3,771,736	939,042
158,140,452	57,067,960	96,636,803	3,953,680	1,568,313,021	20,198,886
247,923,906	155,016,558	148,237,211	10,364,661	2,659,367,254	57,110,479
42,862,072	279,692,997	39,456,971	12,510,131	1,251,036,532	27,536,433
–	36,064	–	–	–	272,926
57,331	1,153,739	921,957	19,495	5,798,273	666,069
3,096,161	7,746,719	19,870,264	19,730	55,246,223	13,106,187
25,460	763,047	379,482	807	2,567,664	662,283
13,115	565,063	13,833	809	1,033,164	90,448
1,047,169	6,684,432	1,223,602	810	44,391,888	4,775,891

$9.02	$7.15	$2.75	$11.87	$4.33	$10.43

$9.23	$7.31	$2.81	$12.14	$4.43	$10.67
–	$7.11	$2.75	–	$4.34	$10.41
$9.03	$7.11	$2.76	$11.88	$4.36	$10.42
$9.01	$7.14	$2.75	$11.87	$4.33	$10.43
$9.03	$7.17	$2.75	$11.87	$4.33	$10.45
–	$7.24	–	–	–	$10.48
$9.03	$7.19	$2.77	$11.86	$4.33	$10.43
$9.03	$7.19	$2.76	$11.86	$4.34	$10.43
$9.02	$7.14	$2.75	$11.87	$4.34	$10.43
$9.03	$7.17	$2.75	$11.87	$4.32	$10.43
$9.03	$7.18	$2.75	$11.87	$4.33	$10.44

See Notes to Financial Statements.	263

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2016

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund*
Investment income:
Dividends (net of foreign withholding taxes of $108,916, $0, $0, $0, $12,305, $0, $0, $0 and $0, respectively)	$4,654,749	$–	$–
Interest and other (net of foreign withholding taxes of $0, $0, $0, $0, $0, $0, $0, $0 and $430, respectively)	5,368,392	16,461,809	188,549
Total investment income	10,023,141	16,461,809	188,549
Expenses:
Management fee	2,127,069	2,985,219	22,832
12b-1 distribution plan–Class A	80,863	469,472	4,980
12b-1 distribution plan–Class B	5,047	23,344	–
12b-1 distribution plan–Class C	181,026	357,032	761
12b-1 distribution plan–Class F	36,045	203,342	2,396
12b-1 distribution plan–Class P	55	26	–
12b-1 distribution plan–Class R2	462	1,261	74
12b-1 distribution plan–Class R3	6,970	57,213	62
12b-1 distribution plan–Class R4	11	73	31
Shareholder servicing	149,248	766,602	5,321
Professional	35,338	31,713	32,305
Reports to shareholders	22,167	53,830	2,486
Fund administration	121,547	273,522	2,030
Custody	11,003	15,528	3,313
Trustees’ fees	7,717	15,925	58
Registration	78,813	109,762	3,591
Offering costs	–	–	17,298
Subsidy (See Note 3)	281,517	136,212	–
Other	25,856	36,288	4,204
Gross expenses	3,170,754	5,536,364	101,742
Expense reductions (See Note 9)	(317)	(1,853)	(17)
Fees waived and expenses reimbursed (See Note 3)	(246,705)	(1,367,609)	(69,085)
Net expenses	2,923,732	4,166,902	32,640
Net investment income	7,099,409	12,294,907	155,909
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(39,666,381)	5,053,374	37,147
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	–	563,306	(15,805)
Net change in unrealized appreciation/depreciation on investments	21,094,875	17,884,137	116,496
Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(8)	(4,367)	(21,894)
Net realized and unrealized gain (loss)	(18,571,514)	23,496,450	115,944
Net Increase (Decrease) in Net Assets Resulting From Operations	$(11,472,105)	$35,791,357	$271,853

* For the period December 3, 2015 (commencement of operations) to May 31, 2016.

264	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund	Total Return Fund

$–	$1,695,886	$85,963	$–	$–	$–

163,158,258	142,607,413	42,334,090	9,853,673	540,700,582	38,526,501
163,158,258	144,303,299	42,420,053	9,853,673	540,700,582	38,526,501

13,961,635	11,249,168	4,536,219	1,212,441	43,480,000	5,169,245
2,244,405	1,129,447	963,323	287,575	11,007,093	1,269,186
–	31,627	25,459	–	87,943	53,074
5,874,087	1,458,500	1,108,595	219,567	28,932,892	867,009
1,025,209	405,989	203,003	63,242	5,552,721	286,358
–	588	–	–	–	6,150
1,439	18,852	9,834	790	69,140	19,827
67,440	121,004	140,260	578	552,287	332,689
81	2,754	491	12	3,951	4,721
2,299,814	1,433,917	1,188,651	794,038	13,111,844	1,610,501
69,836	49,428	44,961	44,152	106,125	36,013
236,498	135,144	92,159	69,354	1,209,805	93,334
1,218,812	839,933	362,897	121,244	6,836,800	505,057
45,621	52,079	31,299	38,829	208,658	24,080
72,765	47,857	22,187	7,936	406,013	29,057
191,183	181,844	102,124	84,659	597,893	125,817
–	–	–	–	–	–
–	1,053,774	–	–	429,289	–
120,507	111,471	53,918	31,859	617,487	57,018
27,429,332	18,323,376	8,885,380	2,976,276	113,209,941	10,489,136
(9,666)	(4,438)	(2,862)	(940)	(53,190)	(3,957)
–	–	(1,171,591)	(736,473)	–	(1,608,294)
27,419,666	18,318,938	7,710,927	2,238,863	113,156,751	8,876,885
135,738,592	125,984,361	34,709,126	7,614,810	427,543,831	29,649,616

(75,693,548)	(155,382,840)	(19,767,328)	(7,650,667)	(119,613,083)	6,699,798

(1,715,766)	5,073,223	(3,898,779)	(471,387)	(37,397,671)	(935,310)

166,970,845	220,493,561	49,798,201	7,858,977	245,238,151	40,450,102

(762,917)	(2,014,722)	2,800,545	(17,756,208)	9,010,872	300,588
88,798,614	68,169,222	28,932,639	(18,019,285)	97,238,269	46,515,178

$224,537,206	$194,153,583	$63,641,765	$(10,404,475)	$524,782,100	$76,164,794

See Notes to Financial Statements.	265

Statements of Changes in Net Assets

	Convertible Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2016 (unaudited)	For the Year Ended November 30, 2015
Operations:
Net investment income	$7,099,409	$12,006,246
Net realized gain (loss) on investments, futures contracts and swaps	(39,666,381)	(43,181,848)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	21,094,867	(23,854,023)
Net increase (decrease) in net assets resulting from operations	(11,472,105)	(55,029,625)
Distributions to shareholders from:
Net investment income
Class A	(2,356,170)	(3,335,632)
Class B	(27,029)	(36,147)
Class C	(1,119,048)	(1,241,958)
Class F	(2,223,243)	(3,411,096)
Class I	(11,720,565)	(12,815,788)
Class P	(1,195)	(1,246)
Class R2	(5,014)	(7,118)
Class R3	(76,244)	(72,471)
Class R4	(238)	(44)
Class R5	(248)	(49)
Class R6	(248)	(50)
Net realized gain
Class A	–	(13,499,163)
Class B	–	(226,710)
Class C	–	(6,659,559)
Class F	–	(13,720,578)
Class I	–	(45,051,165)
Class P	–	(4,971)
Class R2	–	(36,565)
Class R3	–	(306,028)
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distributions to shareholders	(17,529,242)	(100,426,338)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	19,880,760	177,790,478
Reinvestment of distributions	16,658,590	94,876,937
Cost of shares reacquired	(134,140,170)	(256,426,982)
Net increase (decrease) in net assets resulting from capital share transactions	(97,600,820)	16,240,433
Net increase (decrease) in net assets	(126,602,167)	(139,215,530)
NET ASSETS:
Beginning of period	$706,314,841	$845,530,371
End of period	$579,712,674	$706,314,841
Undistributed (distributions in excess of) net investment income	$1,942,139	$12,371,972

* For the period December 3, 2015 (commencement of operations) to May 31, 2016.

266	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Six Months Ended May 31, 2016 (unaudited)	For the Year Ended November 30, 2015	For the Period Ended May 31, 2016* (unaudited)

$12,294,907	$21,645,496	$155,909
5,616,680	13,300,799	21,342

17,879,770	(32,802,549)	94,602

35,791,357	2,143,746	271,853

(5,443,512)	(10,413,894)	(87,232)
(35,735)	(101,785)	–
(734,136)	(1,526,958)	(2,110)
(4,913,480)	(9,629,820)	(86,117)
(4,348,234)	(10,215,926)	(1,823)
(124)	(263)	–
(3,985)	(7,181)	(383)
(233,559)	(579,727)	(395)
(646)	(102)	(426)
(131)	(112)	(456)
(427,658)	(140,751)	(474)

(966,780)	–	–
(10,508)	–	–
(174,148)	–	–
(848,795)	–	–
(734,806)	–	–
(25)	–	–
(552)	–	–
(59,829)	–	–
(21)	–	–
(22)	–	–
(68,154)	–	–
(19,004,840)	(32,616,519)	(179,416)

245,838,470	458,905,981	10,443,400
17,720,766	30,427,499	179,311
(210,205,069)	(393,677,170)	(261,392)

53,354,167	95,656,310	10,361,319
70,140,684	65,183,537	10,453,756

$1,333,659,492	$1,268,475,955	$–
$1,403,800,176	$1,333,659,492	$10,453,756

$(3,630,873)	$215,420	$(23,507)

See Notes to Financial Statements.	267

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2016 (unaudited)	For the Year Ended November 30, 2015
Operations:
Net investment income	$135,738,592	$285,222,004
Net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(77,409,314)	(231,041,742)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	166,207,928	(78,736,663)
Net increase (decrease) in net assets resulting from operations	224,537,206	(24,556,401)
Distributions to shareholders from:
Net investment income
Class A	(50,965,074)	(110,293,779)
Class B	–	–
Class C	(27,739,308)	(59,083,263)
Class F	(47,457,027)	(95,391,335)
Class I	(8,209,203)	(20,192,762)
Class P	–	–
Class R2	(9,971)	(23,382)
Class R3	(573,994)	(1,059,154)
Class R4	(1,483)	(182)
Class R5	(1,669)	(192)
Class R6	(206,983)	(63,040)
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Total distributions to shareholders	(135,164,712)	(286,107,089)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	1,409,098,730	2,329,972,977
Reinvestment of distributions	109,280,462	231,070,536
Cost of shares reacquired	(1,535,844,208)	(3,378,553,483)
Net increase (decrease) in net assets resulting from capital share transactions	(17,465,016)	(817,509,970)
Net increase (decrease) in net assets	71,907,478	(1,128,173,460)
NET ASSETS:
Beginning of period	$6,319,073,613	$7,447,247,073
End of period	$6,390,981,091	$6,319,073,613
Distributions in excess of net investment income	$(23,607,085)	$(24,180,965)

268	See Notes to Financial Statements.

High Yield Fund		Income Fund
For the Six Months Ended May 31, 2016 (unaudited)	For the Year Ended November 30, 2015	For the Six Months Ended May 31, 2016 (unaudited)	For the Year Ended November 30, 2015

$125,984,361	$222,584,569	$34,709,126	$76,984,064

(150,309,617)	(119,632,152)	(23,666,107)	(27,840,907)

218,478,839	(158,188,330)	52,598,746	(105,416,336)

194,153,583	(55,235,913)	63,641,765	(56,273,179)

(35,016,349)	(55,728,633)	(21,453,243)	(49,969,368)
(172,264)	(438,953)	(93,375)	(261,787)
(9,552,149)	(17,071,222)	(5,110,629)	(11,870,830)
(25,514,992)	(39,022,563)	(9,219,942)	(22,696,999)
(58,209,440)	(123,449,605)	(2,504,974)	(5,788,175)
(7,841)	(47,670)	–	–
(184,562)	(240,203)	(66,158)	(188,458)
(1,444,233)	(2,166,694)	(1,168,850)	(2,442,902)
(70,102)	(2,580)	(8,104)	(183)
(23,768)	(240)	(548)	(194)
(1,161,071)	(69,304)	(95,496)	(60,531)

–	(18,502,164)	–	(5,674,198)
–	(231,136)	–	(42,310)
–	(7,391,241)	–	(1,587,393)
–	(12,470,634)	–	(2,308,309)
–	(45,464,651)	–	(652,716)
–	(22,657)	–	–
–	(101,187)	–	(23,194)
–	(787,757)	–	(256,548)
(131,356,771)	(323,209,094)	(39,721,319)	(103,824,095)

1,937,888,524	2,559,439,882	209,087,786	687,565,782
119,268,468	298,443,651	33,591,637	87,457,720
(1,267,255,254)	(2,452,448,030)	(384,793,379)	(786,115,615)

789,901,738	405,435,503	(142,113,956)	(11,092,113)
852,698,550	26,990,496	(118,193,510)	(171,189,387)

$4,208,316,053	$4,181,325,557	$1,930,916,280	$2,102,105,667
$5,061,014,603	$4,208,316,053	$1,812,722,770	$1,930,916,280
$(20,725,235)	$(15,352,825)	$(12,820,212)	$(7,808,019)

See Notes to Financial Statements.	269

Statements of Changes in Net Assets (concluded)

	Inflation Focused Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2016 (unaudited)	For the Year Ended November 30, 2015
Operations:
Net investment income	$7,614,810	$17,697,377
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(8,122,054)	(19,807,802)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(9,897,231)	(34,904,819)
Net increase (decrease) in net assets resulting from operations	(10,404,475)	(37,015,244)
Distributions to shareholders from:
Net investment income
Class A	(6,280,698)	(15,971,734)
Class B	–	–
Class C	(1,001,281)	(2,662,344)
Class F	(2,807,538)	(8,994,375)
Class I	(3,143,439)	(5,254,633)
Class P	–	–
Class R2	(5,187)	(12,599)
Class R3	(4,673)	(8,559)
Class R4	(204)	(165)
Class R5	(216)	(176)
Class R6	(224)	(181)
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distributions to shareholders	(13,243,460)	(32,904,766)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	95,548,905	380,342,472
Reinvestment of distributions	11,272,955	26,922,858
Cost of shares reacquired	(290,947,594)	(565,142,806)
Net increase (decrease) in net assets resulting from capital share transactions	(184,125,734)	(157,877,476)
Net increase (decrease) in net assets	(207,773,669)	(227,797,486)
NET ASSETS:
Beginning of period	$720,178,631	$947,976,117
End of period	$512,404,962	$720,178,631
Distributions in excess of net investment income	$(5,911,775)	$(283,125)

270	See Notes to Financial Statements.

Short Duration Income Fund		Total Return Fund
For the Six Months Ended May 31, 2016 (unaudited)	For the Year Ended November 30, 2015	For the Six Months Ended May 31, 2016 (unaudited)	For the Year Ended November 30, 2015

$427,543,831	$795,025,605	$29,649,616	$48,619,958

(157,010,754)	(183,215,551)	5,764,488	13,404,247

254,249,023	(471,006,312)	40,750,690	(69,191,642)

524,782,100	140,803,742	76,164,794	(7,167,437)

(217,989,367)	(471,099,457)	(18,327,648)	(32,480,528)
(279,137)	(690,891)	(111,531)	(276,247)
(114,532,933)	(242,846,881)	(2,271,880)	(4,304,517)
(224,528,092)	(451,469,281)	(8,535,666)	(16,734,225)
(97,476,964)	(180,441,828)	(4,414,814)	(8,745,499)
–	–	(36,075)	(75,957)
(411,529)	(687,164)	(82,398)	(138,331)
(4,077,363)	(6,206,513)	(1,731,268)	(2,895,604)
(62,820)	(863)	(53,508)	(756)
(40,781)	(738)	(5,868)	(136)
(4,288,164)	(2,879,866)	(580,669)	(25,403)

–	–	(2,175,756)	(5,315,553)
–	–	(20,127)	(86,750)
–	–	(353,500)	(1,018,385)
–	–	(973,459)	(2,965,830)
–	–	(527,917)	(1,241,901)
–	–	(4,812)	(16,476)
–	–	(10,791)	(23,664)
–	–	(229,356)	(503,410)
–	–	(1,749)	–
–	–	(54)	–
–	–	(21,757)	–
(663,687,150)	(1,356,323,482)	(40,470,603)	(76,849,172)

8,081,944,086	13,885,310,155	540,916,628	1,248,377,547
539,551,419	1,099,130,467	34,738,249	66,403,558
(8,300,279,090)	(16,697,036,558)	(394,210,157)	(709,281,553)

321,216,415	(1,712,595,936)	181,444,720	605,499,552
182,311,365	(2,928,115,676)	217,138,911	521,482,943

$35,040,426,552	$37,968,542,228	$2,431,389,010	$1,909,906,067
$35,222,737,917	$35,040,426,552	$2,648,527,921	$2,431,389,010
$(248,128,555)	$(11,985,236)	$(7,073,433)	$(571,724)

See Notes to Financial Statements.	271

Financial Highlights (unaudited)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions

Class A
5/31/2016(c)	$11.13	$0.12	$(0.25)	$(0.13)	$(0.29)	$–	$(0.29)
11/30/2015	13.59	0.17	(0.99)	(0.82)	(0.32)	(1.32)	(1.64)
11/30/2014	13.66	0.14	0.98	1.12	(0.29)	(0.90)	(1.19)
11/30/2013	11.12	0.18	2.63	2.81	(0.27)	–	(0.27)
11/30/2012	10.33	0.23	0.85	1.08	(0.29)	–	(0.29)
11/30/2011	11.24	0.28	(0.82)	(0.54)	(0.37)	–	(0.37)
Class B
5/31/2016(c)	11.12	0.07	(0.25)	(0.18)	(0.24)	–	(0.24)
11/30/2015	13.57	0.08	(0.99)	(0.91)	(0.22)	(1.32)	(1.54)
11/30/2014	13.63	0.04	0.98	1.02	(0.18)	(0.90)	(1.08)
11/30/2013	11.09	0.08	2.63	2.71	(0.17)	–	(0.17)
11/30/2012	10.30	0.15	0.84	0.99	(0.20)	–	(0.20)
11/30/2011	11.20	0.20	(0.82)	(0.62)	(0.28)	–	(0.28)
Class C
5/31/2016(c)	11.07	0.08	(0.26)	(0.18)	(0.25)	–	(0.25)
11/30/2015	13.52	0.10	(0.99)	(0.89)	(0.24)	(1.32)	(1.56)
11/30/2014	13.59	0.06	0.98	1.04	(0.21)	(0.90)	(1.11)
11/30/2013	11.06	0.10	2.63	2.73	(0.20)	–	(0.20)
11/30/2012	10.28	0.16	0.84	1.00	(0.22)	–	(0.22)
11/30/2011	11.18	0.21	(0.81)	(0.60)	(0.30)	–	(0.30)
Class F
5/31/2016(c)	11.13	0.12	(0.25)	(0.13)	(0.29)	–	(0.29)
11/30/2015	13.60	0.19	(1.00)	(0.81)	(0.34)	(1.32)	(1.66)
11/30/2014	13.66	0.16	0.99	1.15	(0.31)	(0.90)	(1.21)
11/30/2013	11.12	0.19	2.63	2.82	(0.28)	–	(0.28)
11/30/2012	10.33	0.24	0.85	1.09	(0.30)	–	(0.30)
11/30/2011	11.24	0.29	(0.81)	(0.52)	(0.39)	–	(0.39)
Class I
5/31/2016(c)	11.19	0.13	(0.26)	(0.13)	(0.30)	–	(0.30)
11/30/2015	13.65	0.20	(0.99)	(0.79)	(0.35)	(1.32)	(1.67)
11/30/2014	13.71	0.17	0.99	1.16	(0.32)	(0.90)	(1.22)
11/30/2013	11.16	0.20	2.65	2.85	(0.30)	–	(0.30)
11/30/2012	10.37	0.25	0.85	1.10	(0.31)	–	(0.31)
11/30/2011	11.28	0.30	(0.81)	(0.51)	(0.40)	–	(0.40)

272	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.71	(1.25	)(d)	0.53	(d)	0.57	(d)	1.11	(d)	$75,483	118.53	(d)
11.13	(6.71)		1.06		1.11		1.44		104,761	223.11
13.59	8.99		1.06		1.11		1.09		171,401	174.32
13.66	25.74		1.06		1.12		1.42		113,956	160.16
11.12	10.62		1.07		1.13		2.14		59,728	92.34
10.33	(5.07)		0.99		0.99		2.43		74,497	64.09

10.70	(1.61	)(d)	0.93	(d)	0.97	(d)	0.69	(d)	799	118.53	(d)
11.12	(7.52)		1.87		1.92		0.63		1,410	223.11
13.57	8.17		1.86		1.91		0.27		2,351	174.32
13.63	24.76		1.86		1.91		0.67		2,950	160.16
11.09	9.67		1.87		1.93		1.35		3,127	92.34
10.30	(5.78)		1.75		1.75		1.71		5,243	64.09

10.64	(1.58	)(d)	0.85	(d)	0.89	(d)	0.80	(d)	40,626	118.53	(d)
11.07	(7.36)		1.71		1.76		0.80		51,655	223.11
13.52	8.36		1.71		1.76		0.44		68,685	174.32
13.59	25.02		1.68		1.73		0.82		58,045	160.16
11.06	9.86		1.70		1.76		1.51		42,636	92.34
10.28	(5.62)		1.64		1.64		1.81		50,035	64.09

10.71	(1.19	)(d)	0.48	(d)	0.52	(d)	1.15	(d)	61,162	118.53	(d)
11.13	(6.67)		0.96		1.02		1.55		96,774	223.11
13.60	9.18		0.96		1.01		1.19		132,982	174.32
13.66	25.86		0.96		1.02		1.50		75,696	160.16
11.12	10.74		0.96		1.03		2.24		36,060	92.34
10.33	(4.92)		0.86		0.86		2.55		34,227	64.09

10.76	(1.14	)(d)	0.43	(d)	0.47	(d)	1.23	(d)	398,581	118.53	(d)
11.19	(6.57)		0.86		0.92		1.66		448,316	223.11
13.65	9.24		0.86		0.91		1.30		466,537	174.32
13.71	25.98		0.86		0.92		1.64		364,317	160.16
11.16	10.81		0.86		0.93		2.33		292,323	92.34
10.37	(4.81)		0.80		0.80		2.68		156,799	64.09

See Notes to Financial Statements.	273

Financial Highlights (unaudited)(continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
5/31/2016(c)	$11.28	$0.12	$(0.27)	$(0.15)	$(0.28)	$–	$(0.28)
11/30/2015	13.75	0.16	(1.00)	(0.84)	(0.31)	(1.32)	(1.63)
11/30/2014	13.80	0.11	1.00	1.11	(0.26)	(0.90)	(1.16)
11/30/2013	11.23	0.15	2.66	2.81	(0.24)	–	(0.24)
11/30/2012	10.44	0.21	0.85	1.06	(0.27)	–	(0.27)
11/30/2011	11.33	0.29	(0.86)	(0.57)	(0.32)	–	(0.32)
Class R2
5/31/2016(c)	11.26	0.09	(0.26)	(0.17)	(0.25)	–	(0.25)
11/30/2015	13.73	0.12	(1.00)	(0.88)	(0.27)	(1.32)	(1.59)
11/30/2014	13.78	0.09	1.00	1.09	(0.24)	(0.90)	(1.14)
11/30/2013	11.22	0.12	2.66	2.78	(0.22)	–	(0.22)
11/30/2012	10.43	0.19	0.85	1.04	(0.25)	–	(0.25)
11/30/2011	11.34	0.23	(0.80)	(0.57)	(0.34)	–	(0.34)
Class R3
5/31/2016(c)	11.09	0.10	(0.25)	(0.15)	(0.27)	–	(0.27)
11/30/2015	13.55	0.14	(0.99)	(0.85)	(0.29)	(1.32)	(1.61)
11/30/2014	13.62	0.10	0.99	1.09	(0.26)	(0.90)	(1.16)
11/30/2013	11.09	0.14	2.63	2.77	(0.24)	–	(0.24)
11/30/2012	10.31	0.20	0.84	1.04	(0.26)	–	(0.26)
11/30/2011	11.21	0.25	(0.81)	(0.56)	(0.34)	–	(0.34)
Class R4
5/31/2016(c)	11.14	0.11	(0.26)	(0.15)	(0.28)	–	(0.28)
6/30/2015 to 11/30/2015(e)	12.11	0.08	(1.00)	(0.92)	(0.05)	–	(0.05)
Class R5
5/31/2016(c)	11.19	0.13	(0.26)	(0.13)	(0.30)	–	(0.30)
6/30/2015 to 11/30/2015(e)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)
Class R6
5/31/2016(c)	11.19	0.20	(0.33)	(0.13)	(0.30)	–	(0.30)
6/30/2015 to 11/30/2015(e)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

274	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.85	(1.25	)(d)	0.55	(d)	0.59	(d)	1.12	(d)	$50	118.53	(d)
11.28	(6.81)		1.17		1.22		1.35		46	223.11
13.75	8.77		1.31		1.36		0.84		51	174.32
13.80	25.45		1.30		1.36		1.18		43	160.16
11.23	10.24		1.31		1.37		1.90		29	92.34
10.44	(5.23)		1.06		1.06		2.45		26	64.09

10.84	(1.52	)(d)	0.73	(d)	0.77	(d)	0.89	(d)	143	118.53	(d)
11.26	(7.10)		1.46		1.52		1.02		252	223.11
13.73	8.65		1.46		1.51		0.70		380	174.32
13.78	25.19		1.45		1.52		0.99		161	160.16
11.22	10.14		1.46		1.52		1.72		90	92.34
10.43	(5.30)		1.38		1.38		2.06		53	64.09

10.67	(1.38	)(d)	0.67	(d)	0.71	(d)	0.98	(d)	2,748	118.53	(d)
11.09	(7.00)		1.35		1.41		1.17		3,074	223.11
13.55	8.73		1.36		1.41		0.79		3,143	174.32
13.62	25.38		1.35		1.41		1.11		1,924	160.16
11.09	10.24		1.36		1.42		1.85		915	92.34
10.31	(5.25)		1.27		1.27		2.18		740	64.09

10.71	(1.26	)(d)	0.56	(d)	0.59	(d)	1.11	(d)	9	118.53	(d)
11.14	(7.56	)(d)	1.10	(f)	1.18	(f)	1.65	(f)	9	223.11

10.76	(1.13	)(d)	0.43	(d)	0.47	(d)	1.23	(d)	9	118.53	(d)
11.19	(7.47	)(d)	0.86	(f)	0.93	(f)	1.89	(f)	9	223.11

10.76	(1.13	)(d)	0.39	(d)	0.41	(d)	1.92	(d)	101	118.53	(d)
11.19	(7.47	)(d)	0.81	(f)	0.84	(f)	1.94	(f)	9	223.11

See Notes to Financial Statements.	275

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2016(c)	$10.86	$0.10	$0.18	$0.28	$(0.13)	$(0.02)	$(0.15)
11/30/2015	11.11	0.18	(0.16)	0.02	(0.27)	–	(0.27)
11/30/2014	10.78	0.14	0.45	0.59	(0.26)	–	(0.26)
11/30/2013	11.40	0.13	(0.33)	(0.20)	(0.24)	(0.18)	(0.42)
11/30/2012	11.21	0.16	0.59	0.75	(0.30)	(0.26)	(0.56)
11/30/2011	11.39	0.24	0.33	0.57	(0.34)	(0.41)	(0.75)
Class B
5/31/2016(c)	10.83	0.05	0.18	0.23	(0.08)	(0.02)	(0.10)
11/30/2015	11.08	0.09	(0.16)	(0.07)	(0.18)	–	(0.18)
11/30/2014	10.75	0.06	0.44	0.50	(0.17)	–	(0.17)
11/30/2013	11.37	0.04	(0.33)	(0.29)	(0.15)	(0.18)	(0.33)
11/30/2012	11.18	0.07	0.59	0.66	(0.21)	(0.26)	(0.47)
11/30/2011	11.36	0.16	0.32	0.48	(0.25)	(0.41)	(0.66)
Class C
5/31/2016(c)	10.81	0.06	0.18	0.24	(0.09)	(0.02)	(0.11)
11/30/2015	11.06	0.11	(0.16)	(0.05)	(0.20)	–	(0.20)
11/30/2014	10.73	0.07	0.45	0.52	(0.19)	–	(0.19)
11/30/2013	11.35	0.06	(0.34)	(0.28)	(0.16)	(0.18)	(0.34)
11/30/2012	11.16	0.08	0.60	0.68	(0.23)	(0.26)	(0.49)
11/30/2011	11.34	0.17	0.33	0.50	(0.27)	(0.41)	(0.68)
Class F
5/31/2016(c)	10.86	0.10	0.18	0.28	(0.13)	(0.02)	(0.15)
11/30/2015	11.11	0.19	(0.16)	0.03	(0.28)	–	(0.28)
11/30/2014	10.78	0.15	0.45	0.60	(0.27)	–	(0.27)
11/30/2013	11.40	0.14	(0.33)	(0.19)	(0.25)	(0.18)	(0.43)
11/30/2012	11.20	0.17	0.60	0.77	(0.31)	(0.26)	(0.57)
11/30/2011	11.38	0.24	0.34	0.58	(0.35)	(0.41)	(0.76)
Class I
5/31/2016(c)	10.86	0.11	0.18	0.29	(0.14)	(0.02)	(0.16)
11/30/2015	11.11	0.20	(0.16)	0.04	(0.29)	–	(0.29)
11/30/2014	10.78	0.16	0.45	0.61	(0.28)	–	(0.28)
11/30/2013	11.40	0.15	(0.33)	(0.18)	(0.26)	(0.18)	(0.44)
11/30/2012	11.20	0.18	0.60	0.78	(0.32)	(0.26)	(0.58)
11/30/2011	11.39	0.24	0.34	0.58	(0.36)	(0.41)	(0.77)

276	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.99	2.60 (d)	0.32	(d)	0.42	(d)	0.88	(d)	$495,384	290.17	(d)
10.86	0.18	0.66		0.86		1.62		434,185	493.56
11.11	5.52	0.84		0.85		1.30		399,393	575.68
10.78	(1.79)	0.85		0.85		1.16		401,904	735.06
11.40	6.94	0.86		0.86		1.38		482,408	640.88
11.21	5.41	0.87		0.87		2.17		367,551	668.74

10.96	2.19 (d)	0.73	(d)	0.83	(d)	0.48	(d)	4,379	290.17	(d)
10.83	(0.62)	1.45		1.65		0.81		4,971	493.56
11.08	4.70	1.64		1.65		0.51		7,020	575.68
10.75	(2.58)	1.66		1.66		0.37		8,512	735.06
11.37	6.11	1.66		1.66		0.62		13,319	640.88
11.18	4.59	1.67		1.67		1.42		16,269	668.74

10.94	2.28 (d)	0.64	(d)	0.74	(d)	0.57	(d)	89,780	290.17	(d)
10.81	(0.45)	1.28		1.48		0.99		80,477	493.56
11.06	4.89	1.46		1.47		0.68		82,120	575.68
10.73	(2.45)	1.51		1.51		0.51		94,953	735.06
11.35	6.28	1.51		1.51		0.74		140,543	640.88
11.16	4.74	1.53		1.53		1.53		113,329	668.74

10.99	2.65 (d)	0.27	(d)	0.37	(d)	0.93	(d)	417,752	290.17	(d)
10.86	0.28	0.56		0.76		1.71		397,366	493.56
11.11	5.63	0.73		0.75		1.40		353,154	575.68
10.78	(1.70)	0.75		0.75		1.26		297,303	735.06
11.40	7.14	0.76		0.76		1.48		333,725	640.88
11.20	5.50	0.77		0.77		2.18		247,773	668.74

10.99	2.70 (d)	0.23	(d)	0.33	(d)	0.98	(d)	339,784	290.17	(d)
10.86	0.38	0.46		0.66		1.81		356,372	493.56
11.11	5.73	0.64		0.65		1.51		407,023	575.68
10.78	(1.60)	0.66		0.66		1.36		421,016	735.06
11.40	7.25	0.66		0.66		1.59		133,018	640.88
11.20	5.52	0.68		0.68		2.18		119,703	668.74

See Notes to Financial Statements.	277

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
5/31/2016(c)	$10.90	$0.08	$0.19	$0.27	$(0.12)	$(0.02)	$(0.14)
11/30/2015	11.15	0.16	(0.16)	–	(0.25)	–	(0.25)
11/30/2014	10.82	0.12	0.44	0.56	(0.23)	–	(0.23)
11/30/2013	11.44	0.10	(0.33)	(0.23)	(0.21)	(0.18)	(0.39)
11/30/2012	11.25	0.13	0.59	0.72	(0.27)	(0.26)	(0.53)
11/30/2011	11.43	0.23	0.32	0.55	(0.32)	(0.41)	(0.73)
Class R2
5/31/2016(c)	10.86	0.07	0.19	0.26	(0.11)	(0.02)	(0.13)
11/30/2015	11.12	0.13	(0.16)	(0.03)	(0.23)	–	(0.23)
11/30/2014	10.78	0.10	0.46	0.56	(0.22)	–	(0.22)
11/30/2013	11.40	0.08	(0.33)	(0.25)	(0.19)	(0.18)	(0.37)
11/30/2012	11.21	0.11	0.60	0.71	(0.26)	(0.26)	(0.52)
11/30/2011	11.39	0.20	0.33	0.53	(0.30)	(0.41)	(0.71)
Class R3
5/31/2016(c)	10.86	0.08	0.18	0.26	(0.11)	(0.02)	(0.13)
11/30/2015	11.11	0.15	(0.16)	(0.01)	(0.24)	–	(0.24)
11/30/2014	10.78	0.11	0.45	0.56	(0.23)	–	(0.23)
11/30/2013	11.40	0.10	(0.34)	(0.24)	(0.20)	(0.18)	(0.38)
11/30/2012	11.21	0.12	0.60	0.72	(0.27)	(0.26)	(0.53)
11/30/2011	11.39	0.21	0.33	0.54	(0.31)	(0.41)	(0.72)
Class R4
5/31/2016(c)	10.86	0.09	0.19	0.28	(0.13)	(0.02)	(0.15)
6/30/2015 to 11/30/2015(e)	10.93	0.08	(0.04)	0.04	(0.11)	–	(0.11)
Class R5
5/31/2016(c)	10.86	0.11	0.18	0.29	(0.14)	(0.02)	(0.16)
6/30/2015 to 11/30/2015(e)	10.93	0.09	(0.04)	0.05	(0.12)	–	(0.12)
Class R6
5/31/2016(c)	10.85	0.11	0.19	0.30	(0.14)	(0.02)	(0.16)
6/30/2015 to 11/30/2015(e)	10.93	0.09	(0.04)	0.05	(0.13)	–	(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

278	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.03	2.49	(d)	0.44	(d)	0.53	(d)	0.78	(d)	$12	290.17	(d)
10.90	(0.01)		0.87		1.06		1.42		12	493.56
11.15	5.26		1.09		1.09		1.06		12	575.68
10.82	(2.03)		1.11		1.11		0.92		47	735.06
11.44	6.67		1.11		1.11		1.15		265	640.88
11.25	5.14		1.12		1.12		2.06		276	668.74

10.99	2.40	(d)	0.52	(d)	0.62	(d)	0.66	(d)	697	290.17	(d)
10.86	(0.31)		1.05		1.25		1.19		258	493.56
11.12	5.19		1.25		1.25		0.90		478	575.68
10.78	(2.19)		1.26		1.26		0.77		1,894	735.06
11.40	6.52		1.26		1.26		1.00		1,792	640.88
11.21	4.99		1.28		1.28		1.77		1,480	668.74

10.99	2.45	(d)	0.47	(d)	0.57	(d)	0.73	(d)	22,817	290.17	(d)
10.86	(0.12)		0.95		1.15		1.33		28,112	493.56
11.11	5.21		1.13		1.15		1.01		19,276	575.68
10.78	(2.09)		1.15		1.15		0.87		20,990	735.06
11.40	6.63		1.16		1.16		1.09		21,304	640.88
11.21	5.10		1.17		1.17		1.87		15,290	668.74

10.99	2.59	(d)	0.34	(d)	0.44	(d)	0.81	(d)	140	290.17	(d)
10.86	0.37	(d)	0.69	(f)	0.89	(f)	1.71	(f)	10	493.56

10.99	2.73	(d)	0.19	(d)	0.29	(d)	1.02	(d)	10	290.17	(d)
10.86	0.48	(d)	0.43	(f)	0.63	(f)	1.96	(f)	10	493.56

10.99	2.86	(d)	0.16	(d)	0.27	(d)	1.04	(d)	33,043	290.17	(d)
10.85	0.43	(d)	0.37	(f)	0.57	(f)	2.02	(f)	31,887	493.56

See Notes to Financial Statements.	279

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment operations:			from:
	Net asset		Net
	value,	Net	realized and	Total from	Net
	beginning	investment	unrealized	investment	realized
	of period	income(a)	gain	operations	income
Class A
12/3/2015 to 5/31/2016(c)(d)	$15.00	$0.22	$0.16	$0.38	$(0.26)
Class C
12/3/2015 to 5/31/2016(c)(d)	15.00	0.17	0.15	0.32	(0.20)
Class F
12/3/2015 to 5/31/2016(c)(d)	15.00	0.23	0.15	0.38	(0.26)
Class I
12/3/2015 to 5/31/2016(c)(d)	15.00	0.24	0.15	0.39	(0.27)
Class R2
12/3/2015 to 5/31/2016(c)(d)	15.00	0.19	0.16	0.35	(0.23)
Class R3
12/3/2015 to 5/31/2016(c)(d)	15.00	0.20	0.16	0.36	(0.24)
Class R4
12/3/2015 to 5/31/2016(c)(d)	15.00	0.22	0.15	0.37	(0.25)
Class R5
12/3/2015 to 5/31/2016(c)(d)	15.00	0.24	0.15	0.39	(0.27)
Class R6
12/3/2015 to 5/31/2016(c)(d)	15.00	0.25	0.15	0.40	(0.28)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Commenced on December 3, 2015.
(e)	Not annualized.

280	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$15.12	2.55(e)	$0.34(e)	1.01(e)	1.50(e)	$4,997	208.20(e)
15.12	2.16(e)	0.72(e)	1.40(e)	1.13(e)	233	208.20(e)
15.12	2.60(e)	0.29(e)	0.96(e)	1.55(e)	4,993	208.20(e)
15.12	2.65(e)	0.24(e)	0.91(e)	1.60(e)	103	208.20(e)
15.12	2.35(e)	0.53(e)	1.20(e)	1.29(e)	26	208.20(e)
15.12	2.40(e)	0.48(e)	1.15(e)	1.35(e)	26	208.20(e)
15.12	2.53(e)	0.37(e)	1.04(e)	1.47(e)	26	208.20(e)
15.12	2.65(e)	0.24(e)	0.91(e)	1.59(e)	26	208.20(e)
15.12	2.72(e)	0.17(e)	0.87(e)	1.66(e)	26	208.20(e)

See Notes to Financial Statements.	281

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
5/31/2016(c)	$8.89	$0.20	$0.13	$0.33	$(0.20)	$–	$(0.20)
11/30/2015	9.30	0.40	(0.41)	(0.01)	(0.40)	–	(0.40)
11/30/2014	9.51	0.43	(0.19)	0.24	(0.43)	(0.02)	(0.45)
11/30/2013	9.37	0.43	0.16	0.59	(0.45)	–	(0.45)
11/30/2012	8.98	0.49	0.39	0.88	(0.49)	–	(0.49)
11/30/2011	9.33	0.45	(0.30)	0.15	(0.45)	(0.05)	(0.50)
Class C
5/31/2016(c)	8.89	0.17	0.14	0.31	(0.17)	–	(0.17)
11/30/2015	9.31	0.34	(0.42)	(0.08)	(0.34)	–	(0.34)
11/30/2014	9.51	0.37	(0.18)	0.19	(0.37)	(0.02)	(0.39)
11/30/2013	9.38	0.37	0.14	0.51	(0.38)	–	(0.38)
11/30/2012	8.98	0.43	0.40	0.83	(0.43)	–	(0.43)
11/30/2011	9.34	0.38	(0.31)	0.07	(0.38)	(0.05)	(0.43)
Class F
5/31/2016(c)	8.88	0.20	0.13	0.33	(0.20)	–	(0.20)
11/30/2015	9.29	0.41	(0.41)	–	(0.41)	–	(0.41)
11/30/2014	9.50	0.44	(0.19)	0.25	(0.44)	(0.02)	(0.46)
11/30/2013	9.36	0.44	0.15	0.59	(0.45)	–	(0.45)
11/30/2012	8.97	0.50	0.39	0.89	(0.50)	–	(0.50)
11/30/2011	9.32	0.46	(0.30)	0.16	(0.46)	(0.05)	(0.51)
Class I
5/31/2016(c)	8.89	0.21	0.14	0.35	(0.21)	–	(0.21)
11/30/2015	9.31	0.42	(0.42)	–	(0.42)	–	(0.42)
11/30/2014	9.51	0.45	(0.18)	0.27	(0.45)	(0.02)	(0.47)
11/30/2013	9.38	0.45	0.14	0.59	(0.46)	–	(0.46)
11/30/2012	8.98	0.51	0.40	0.91	(0.51)	–	(0.51)
11/30/2011	9.34	0.47	(0.31)	0.16	(0.47)	(0.05)	(0.52)
Class R2
5/31/2016(c)	8.90	0.18	0.13	0.31	(0.18)	–	(0.18)
11/30/2015	9.31	0.36	(0.41)	(0.05)	(0.36)	–	(0.36)
11/30/2014	9.52	0.40	(0.19)	0.21	(0.40)	(0.02)	(0.42)
11/30/2013	9.38	0.40	0.15	0.55	(0.41)	–	(0.41)
11/30/2012	8.99	0.45	0.39	0.84	(0.45)	–	(0.45)
11/30/2011	9.34	0.42	(0.30)	0.12	(0.42)	(0.05)	(0.47)

282	See Notes to Financial Statements.

		Ratios to
		Average Net Assets:		Supplemental Data:

Net			Net	Net
asset			invest-	assets,	Portfolio
value,	Total	Total	ment	end of	turnover
end of	return(b)	expenses	income	period	rate
period	(%)	(%)	(%)	(000)	(%)

$9.02	3.79(d)	0.40(d)	2.28(d)	$2,303,983	46.73(d)
8.89	(0.14)	0.80	4.35	2,365,305	76.93
9.30	2.54	0.80	4.57	2,856,709	91.11
9.51	6.36	0.80	4.55	3,585,657	87.52
9.37	9.99	0.81	5.27	1,406,702	81.48
8.98	1.65	0.82	4.86	1,151,105	93.56

9.03	3.58(d)	0.71(d)	1.97(d)	1,427,656	46.73(d)
8.89	(0.88)	1.44	3.72	1,479,103	76.93
9.31	1.95	1.49	3.89	1,740,187	91.11
9.51	5.57	1.45	3.94	1,864,537	87.52
9.38	9.39	1.48	4.62	952,176	81.48
8.98	0.79	1.56	4.14	882,233	93.56

9.01	3.84(d)	0.35(d)	2.32(d)	2,234,210	46.73(d)
8.88	(0.05)	0.70	4.45	2,073,567	76.93
9.29	2.64	0.70	4.67	2,387,227	91.11
9.50	6.47	0.70	4.64	2,591,702	87.52
9.36	10.11	0.71	5.37	930,578	81.48
8.97	1.74	0.72	4.96	718,553	93.56

9.03	4.00(d)	0.30(d)	2.37(d)	386,866	46.73(d)
8.89	(0.05)	0.60	4.54	366,250	76.93
9.31	2.85	0.60	4.76	435,250	91.11
9.51	6.46	0.60	4.76	593,427	87.52
9.38	10.32	0.62	5.48	211,974	81.48
8.98	1.74	0.63	5.09	224,241	93.56

9.03	3.58(d)	0.60(d)	2.09(d)	518	46.73(d)
8.90	(0.53)	1.20	3.95	452	76.93
9.31	2.14	1.20	4.19	670	91.11
9.52	5.85	1.20	4.24	601	87.52
9.38	9.68	1.21	4.90	346	81.48
8.99	1.25	1.21	4.45	82	93.56

See Notes to Financial Statements.	283

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2016(c)	$8.89	$0.19	$0.14	$0.33	$(0.19)	$–	$(0.19)
11/30/2015	9.31	0.37	(0.42)	(0.05)	(0.37)	–	(0.37)
11/30/2014	9.51	0.41	(0.19)	0.22	(0.40)	(0.02)	(0.42)
11/30/2013	9.37	0.40	0.16	0.56	(0.42)	–	(0.42)
11/30/2012	8.98	0.46	0.39	0.85	(0.46)	–	(0.46)
11/30/2011	9.34	0.43	(0.31)	0.12	(0.43)	(0.05)	(0.48)
Class R4
5/31/2016(c)	8.89	0.20	0.13	0.33	(0.20)	–	(0.20)
6/30/2015 to 11/30/2015(e)	9.21	0.17	(0.32)	(0.15)	(0.17)	–	(0.17)
Class R5
5/31/2016(c)	8.90	0.21	0.13	0.34	(0.21)	–	(0.21)
6/30/2015 to 11/30/2015(e)	9.22	0.18	(0.32)	(0.14)	(0.18)	–	(0.18)
Class R6
5/31/2016(c)	8.90	0.21	0.13	0.34	(0.21)	–	(0.21)
6/30/2015 to 11/30/2015(e)	9.22	0.17	(0.31)	(0.14)	(0.18)	–	(0.18)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

284	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.03	3.75	(d)	0.55	(d)	2.14	(d)	$27,943	46.73	(d)
8.89	(0.54)		1.10		4.06		26,232	76.93
9.31	2.35		1.10		4.32		27,205	91.11
9.51	5.96		1.10		4.24		13,680	87.52
9.37	9.79		1.12		5.00		2,629	81.48
8.98	1.25		1.13		4.64		1,192	93.56

9.02	3.76	(d)	0.42	(d)	2.25	(d)	230	46.73	(d)
8.89	(1.69	)(d)	0.81	(f)	4.36	(f)	10	76.93

9.03	3.90	(d)	0.29	(d)	2.40	(d)	118	46.73	(d)
8.90	(1.57	)(d)	0.56	(f)	4.62	(f)	10	76.93

9.03	3.93	(d)	0.27	(d)	2.42	(d)	9,457	46.73	(d)
8.90	(1.56	)(d)	0.56	(f)	4.61	(f)	8,144	76.93

See Notes to Financial Statements.	285

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2016(c)	$7.10	$0.20	$0.06	$0.26	$(0.21)	$–	$(0.21)
11/30/2015	7.79	0.39	(0.49)	(0.10)	(0.42)	(0.17)	(0.59)
11/30/2014	8.05	0.43	0.04	0.47	(0.46)	(0.27)	(0.73)
11/30/2013	7.95	0.49	0.31	0.80	(0.52)	(0.18)	(0.70)
11/30/2012	7.32	0.53	0.70	1.23	(0.55)	(0.05)	(0.60)
11/30/2011	7.69	0.55	(0.34)	0.21	(0.58)	–	(0.58)
Class B
5/31/2016(c)	7.07	0.18	0.05	0.23	(0.19)	–	(0.19)
11/30/2015	7.75	0.33	(0.48)	(0.15)	(0.36)	(0.17)	(0.53)
11/30/2014	8.02	0.37	0.02	0.39	(0.39)	(0.27)	(0.66)
11/30/2013	7.92	0.43	0.30	0.73	(0.45)	(0.18)	(0.63)
11/30/2012	7.29	0.47	0.70	1.17	(0.49)	(0.05)	(0.54)
11/30/2011	7.66	0.49	(0.35)	0.14	(0.51)	–	(0.51)
Class C
5/31/2016(c)	7.07	0.18	0.05	0.23	(0.19)	–	(0.19)
11/30/2015	7.75	0.34	(0.48)	(0.14)	(0.37)	(0.17)	(0.54)
11/30/2014	8.01	0.38	0.04	0.42	(0.41)	(0.27)	(0.68)
11/30/2013	7.91	0.44	0.30	0.74	(0.46)	(0.18)	(0.64)
11/30/2012	7.29	0.47	0.69	1.16	(0.49)	(0.05)	(0.54)
11/30/2011	7.66	0.49	(0.34)	0.15	(0.52)	–	(0.52)
Class F
5/31/2016(c)	7.09	0.21	0.06	0.27	(0.22)	–	(0.22)
11/30/2015	7.78	0.40	(0.49)	(0.09)	(0.43)	(0.17)	(0.60)
11/30/2014	8.04	0.43	0.05	0.48	(0.47)	(0.27)	(0.74)
11/30/2013	7.94	0.50	0.30	0.80	(0.52)	(0.18)	(0.70)
11/30/2012	7.32	0.53	0.70	1.23	(0.56)	(0.05)	(0.61)
11/30/2011	7.68	0.55	(0.33)	0.22	(0.58)	–	(0.58)
Class I
5/31/2016(c)	7.13	0.21	0.05	0.26	(0.22)	–	(0.22)
11/30/2015	7.82	0.41	(0.49)	(0.08)	(0.44)	(0.17)	(0.61)
11/30/2014	8.08	0.44	0.05	0.49	(0.48)	(0.27)	(0.75)
11/30/2013	7.98	0.51	0.30	0.81	(0.53)	(0.18)	(0.71)
11/30/2012	7.35	0.55	0.70	1.25	(0.57)	(0.05)	(0.62)
11/30/2011	7.73	0.57	(0.36)	0.21	(0.59)	–	(0.59)

286	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.15	3.87	(d)	0.46	(d)	0.46	(d)	2.97	(d)	$1,414,866	51.28	(d)
7.10	(1.38)		0.93		0.93		5.24		1,156,411	92.62
7.79	6.06		0.94		0.94		5.42		922,139	102.43
8.05	10.52		0.95		0.95		6.18		841,494	107.96
7.95	17.41		0.96		0.96		6.83		785,546	105.74
7.32	2.52		0.97		1.01		7.11		527,449	112.24

7.11	3.32	(d)	0.86	(d)	0.86	(d)	2.60	(d)	6,021	51.28	(d)
7.07	(2.05)		1.74		1.74		4.49		7,084	92.62
7.75	5.10		1.74		1.74		4.67		10,682	102.43
8.02	9.67		1.75		1.75		5.43		13,348	107.96
7.92	16.39		1.76		1.76		6.10		16,382	105.74
7.29	1.85		1.77		1.78		6.38		17,620	112.24

7.11	3.39	(d)	0.79	(d)	0.79	(d)	2.65	(d)	405,600	51.28	(d)
7.07	(1.91)		1.59		1.59		4.62		335,484	92.62
7.75	5.38		1.59		1.59		4.78		345,738	102.43
8.01	9.81		1.62		1.62		5.52		312,747	107.96
7.91	16.53		1.64		1.64		6.15		295,309	105.74
7.29	1.78		1.68		1.70		6.41		182,994	112.24

7.14	3.91	(d)	0.41	(d)	0.41	(d)	3.00	(d)	1,106,138	51.28	(d)
7.09	(1.29)		0.84		0.84		5.33		734,257	92.62
7.78	6.16		0.85		0.85		5.47		602,252	102.43
8.04	10.63		0.85		0.85		6.27		394,913	107.96
7.94	17.38		0.86		0.86		6.93		340,845	105.74
7.32	2.74		0.87		0.89		7.20		207,689	112.24

7.17	3.97	(d)	0.36	(d)	0.36	(d)	3.08	(d)	2,006,685	51.28	(d)
7.13	(1.14)		0.74		0.74		5.47		1,909,422	92.62
7.82	6.27		0.75		0.75		5.57		2,259,001	102.43
8.08	10.73		0.75		0.75		6.37		1,180,830	107.96
7.98	17.61		0.76		0.76		7.06		821,545	105.74
7.35	2.63		0.77		0.78		7.34		657,158	112.24

See Notes to Financial Statements.	287

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
5/31/2016(c)	$7.20	$0.20	$ 0.05	$ 0.25	$(0.21)	$–	$(0.21)
11/30/2015	7.89	0.38	(0.49)	(0.11)	(0.41)	(0.17)	(0.58)
11/30/2014	8.16	0.42	0.03	0.45	(0.45)	(0.27)	(0.72)
11/30/2013	8.05	0.48	0.31	0.79	(0.50)	(0.18)	(0.68)
11/30/2012	7.42	0.52	0.70	1.22	(0.54)	(0.05)	(0.59)
11/30/2011	7.79	0.54	(0.34)	0.20	(0.57)	–	(0.57)
Class R2
5/31/2016(c)	7.15	0.19	0.05	0.24	(0.20)	–	(0.20)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.39)	(0.17)	(0.56)
11/30/2014	8.10	0.40	0.03	0.43	(0.43)	(0.27)	(0.70)
11/30/2013	8.00	0.46	0.31	0.77	(0.49)	(0.18)	(0.67)
11/30/2012	7.37	0.50	0.70	1.20	(0.52)	(0.05)	(0.57)
11/30/2011	7.74	0.53	(0.35)	0.18	(0.55)	–	(0.55)
Class R3
5/31/2016(c)	7.14	0.20	0.06	0.26	(0.21)	–	(0.21)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.40)	(0.17)	(0.57)
11/30/2014	8.10	0.41	0.03	0.44	(0.44)	(0.27)	(0.71)
11/30/2013	7.99	0.47	0.32	0.79	(0.50)	(0.18)	(0.68)
11/30/2012	7.36	0.51	0.70	1.21	(0.53)	(0.05)	(0.58)
11/30/2011	7.74	0.53	(0.35)	0.18	(0.56)	–	(0.56)
Class R4
5/31/2016(c)	7.10	0.21	0.04	0.25	(0.21)	–	(0.21)
6/30/2015 to 11/30/2015(e)	7.54	0.16	(0.43)	(0.27)	(0.17)	–	(0.17)
Class R5
5/31/2016(c)	7.13	0.22	0.04	0.26	(0.22)	–	(0.22)
6/30/2015 to 11/30/2015(e)	7.57	0.17	(0.43)	(0.26)	(0.18)	–	(0.18)
Class R6
5/31/2016(c)	7.13	0.22	0.06	0.28	(0.23)	–	(0.23)
6/30/2015 to 11/30/2015(e)	7.57	0.18	(0.44)	(0.26)	(0.18)	–	(0.18)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

288	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.24	3.59	(d)	0.59	(d)	0.59	(d)	2.87	(d)	$261	51.28	(d)
7.20	(1.52)		1.18		1.18		5.01		275	92.62
7.89	5.68		1.19		1.19		5.20		1,603	102.43
8.16	10.21		1.20		1.20		5.95		1,555	107.96
8.05	17.15		1.21		1.21		6.62		1,399	105.74
7.42	2.35		1.22		1.24		6.91		1,088	112.24

7.19	3.52	(d)	0.66	(d)	0.66	(d)	2.80	(d)	8,291	51.28	(d)
7.15	(1.58)		1.34		1.34		4.88		5,170	92.62
7.83	5.52		1.34		1.34		5.06		4,742	102.43
8.10	10.07		1.35		1.35		5.78		4,967	107.96
8.00	16.90		1.36		1.36		6.48		3,471	105.74
7.37	2.17		1.37		1.39		6.77		3,012	112.24

7.19	3.72	(d)	0.61	(d)	0.61	(d)	2.85	(d)	55,664	51.28	(d)
7.14	(1.62)		1.24		1.24		4.98		45,822	92.62
7.83	5.63		1.24		1.24		5.14		35,169	102.43
8.10	10.18		1.25		1.25		5.89		30,268	107.96
7.99	17.02		1.26		1.26		6.57		21,540	105.74
7.36	2.27		1.27		1.29		6.86		14,542	112.24

7.14	3.71	(d)	0.48	(d)	0.48	(d)	2.99	(d)	5,451	51.28	(d)
7.10	(3.58	)(f)	1.01	(f)	1.04	(f)	5.31	(f)	328	92.62

7.17	3.84	(d)	0.35	(d)	0.35	(d)	3.10	(d)	4,052	51.28	(d)
7.13	(3.46	)(f)	0.75	(f)	0.75	(f)	5.50	(f)	10	92.62

7.18	3.88	(d)	0.31	(d)	0.31	(d)	3.17	(d)	47,985	51.28	(d)
7.13	(3.30	)(f)	0.63	(f)	0.65	(f)	5.83	(f)	14,054	92.62

See Notes to Financial Statements.	289

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2016(c)	$2.71	$0.05	$0.05	$0.10	$(0.06)	$–	$(0.06)
11/30/2015	2.92	0.10	(0.17)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.11	(0.09)	0.02	(0.14)	(0.05)	(0.19)
11/30/2012	2.84	0.12	0.25	0.37	(0.15)	(0.02)	(0.17)
11/30/2011	2.86	0.14	(0.01)	0.13	(0.15)	–	(0.15)
Class B
5/31/2016(c)	2.71	0.04	0.05	0.09	(0.05)	–	(0.05)
11/30/2015	2.92	0.08	(0.18)	(0.10)	(0.10)	(0.01)	(0.11)
11/30/2014	2.87	0.09	0.12	0.21	(0.12)	(0.04)	(0.16)
11/30/2013	3.04	0.09	(0.09)	–	(0.12)	(0.05)	(0.17)
11/30/2012	2.84	0.10	0.24	0.34	(0.12)	(0.02)	(0.14)
11/30/2011	2.86	0.11	– (e)	0.11	(0.13)	–	(0.13)
Class C
5/31/2016(c)	2.72	0.04	0.05	0.09	(0.05)	–	(0.05)
11/30/2015	2.93	0.09	(0.18)	(0.09)	(0.11)	(0.01)	(0.12)
11/30/2014	2.88	0.09	0.12	0.21	(0.12)	(0.04)	(0.16)
11/30/2013	3.05	0.09	(0.09)	–	(0.12)	(0.05)	(0.17)
11/30/2012	2.85	0.10	0.25	0.35	(0.13)	(0.02)	(0.15)
11/30/2011	2.87	0.12	(0.01)	0.11	(0.13)	–	(0.13)
Class F
5/31/2016(c)	2.71	0.05	0.05	0.10	(0.06)	–	(0.06)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.12	(0.09)	0.03	(0.15)	(0.05)	(0.20)
11/30/2012	2.83	0.13	0.25	0.38	(0.15)	(0.02)	(0.17)
11/30/2011	2.86	0.14	(0.02)	0.12	(0.15)	–	(0.15)
Class I
5/31/2016(c)	2.71	0.05	0.05	0.10	(0.06)	–	(0.06)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.12	0.11	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.12	(0.09)	0.03	(0.15)	(0.05)	(0.20)
11/30/2012	2.84	0.13	0.24	0.37	(0.15)	(0.02)	(0.17)
11/30/2011	2.85	0.14	0.01	0.15	(0.16)	–	(0.16)

290	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.75	3.75	(d)	0.39	(d)	0.45	(d)	1.95	(d)	$ 963,178	109.96	(d)
2.71	(2.46)		0.78		0.90		3.69		1,017,019	163.22
2.92	8.36		0.78		0.88		3.80		1,152,324	211.63
2.87	0.82		0.78		0.88		3.88		1,062,485	272.37
3.04	13.38		0.80		0.87		4.20		1,163,458	265.29
2.84	4.64		0.87		0.87		4.72		771,559	149.28

2.75	3.34	(d)	0.79	(d)	0.86	(d)	1.56	(d)	4,667	109.96	(d)
2.71	(3.23)		1.58		1.70		2.90		5,725	163.22
2.92	7.50		1.58		1.68		3.02		8,511	211.63
2.87	0.02		1.58		1.68		3.09		10,691	272.37
3.04	12.50		1.60		1.67		3.46		14,751	265.29
2.84	3.82		1.67		1.67		3.95		16,213	149.28

2.76	3.42	(d)	0.71	(d)	0.77	(d)	1.64	(d)	266,952	109.96	(d)
2.72	(3.05)		1.42		1.54		3.06		282,552	163.22
2.93	7.65		1.43		1.53		3.16		316,854	211.63
2.88	0.14		1.46		1.56		3.20		323,028	272.37
3.05	12.60		1.46		1.53		3.52		380,364	265.29
2.85	3.94		1.55		1.55		4.04		215,051	149.28

2.75	3.80	(d)	0.34	(d)	0.40	(d)	2.00	(d)	407,612	109.96	(d)
2.71	(2.37)		0.68		0.80		3.78		447,867	163.22
2.92	8.46		0.68		0.78		3.86		437,545	211.63
2.87	0.92		0.68		0.78		3.97		288,858	272.37
3.04	13.48		0.70		0.77		4.25		469,257	265.29
2.83	4.73		0.77		0.77		4.76		199,531	149.28

2.75	3.85	(d)	0.29	(d)	0.35	(d)	2.04	(d)	108,499	109.96	(d)
2.71	(2.27)		0.58		0.70		3.88		107,266	163.22
2.92	8.57		0.58		0.68		3.98		132,086	211.63
2.87	1.02		0.58		0.68		4.08		89,227	272.37
3.04	13.60		0.60		0.67		4.41		83,794	265.29
2.84	5.20		0.67		0.67		4.88		49,234	149.28

See Notes to Financial Statements.	291

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2016(c)	$2.73	$0.05	$0.04	$0.09	$(0.05)	$–	$(0.05)
11/30/2015	2.95	0.09	(0.18)	(0.09)	(0.12)	(0.01)	(0.13)
11/30/2014	2.90	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)
11/30/2013	3.07	0.10	(0.09)	0.01	(0.13)	(0.05)	(0.18)
11/30/2012	2.86	0.11	0.26	0.37	(0.14)	(0.02)	(0.16)
11/30/2011	2.88	0.13	(0.01)	0.12	(0.14)	–	(0.14)
Class R3
5/31/2016(c)	2.72	0.05	0.05	0.10	(0.06)	–	(0.06)
11/30/2015	2.93	0.10	(0.18)	(0.08)	(0.12)	(0.01)	(0.13)
11/30/2014	2.88	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)
11/30/2013	3.05	0.11	(0.09)	0.02	(0.14)	(0.05)	(0.19)
11/30/2012	2.85	0.12	0.24	0.36	(0.14)	(0.02)	(0.16)
11/30/2011	2.87	0.13	(0.01)	0.12	(0.14)	–	(0.14)
Class R4
5/31/2016(c)	2.71	0.05	0.05	0.10	(0.06)	–	(0.06)
6/30/2015 to 11/30/2015(f)	2.81	0.04	(0.09)	(0.05)	(0.05)	–	(0.05)
Class R5
5/31/2016(c)	2.71	0.05	0.05	0.10	(0.06)	–	(0.06)
6/30/2015 to 11/30/2015(f)	2.81	0.05	(0.10)	(0.05)	(0.05)	–	(0.05)
Class R6
5/31/2016(c)	2.71	0.06	0.04	0.10	(0.06)	–	(0.06)
6/30/2015 to 11/30/2015(f)	2.81	0.05	(0.09)	(0.04)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

292	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.77	3.53	(d)	0.60	(d)	0.66	(d)	1.76	(d)	$2,556	109.96	(d)
2.73	(3.13)		1.18		1.30		3.30		4,562	163.22
2.95	7.90		1.18		1.28		3.39		4,704	211.63
2.90	0.47		1.18		1.28		3.49		2,831	272.37
3.07	13.25		1.18		1.27		3.71		1,248	265.29
2.86	4.24		1.27		1.27		4.37		314	149.28

2.76	3.59	(d)	0.54	(d)	0.61	(d)	1.81	(d)	54,814	109.96	(d)
2.72	(2.73)		1.08		1.20		3.40		60,809	163.22
2.93	8.04		1.08		1.18		3.49		50,081	211.63
2.88	0.55		1.08		1.18		3.61		29,622	272.37
3.05	13.05		1.07		1.16		3.87		14,927	265.29
2.85	4.36		1.15		1.15		4.43		3,231	149.28

2.75	3.73	(d)	0.41	(d)	0.47	(d)	1.79	(d)	1,044	109.96	(d)
2.71	(1.75	)(d)	0.84	(g)	0.97	(g)	3.72	(g)	10	163.22

2.75	3.86	(d)	0.29	(d)	0.35	(d)	1.99	(d)	38	109.96	(d)
2.71	(1.64	)(d)	0.58	(g)	0.71	(g)	3.98	(g)	10	163.22

2.75	3.91	(d)	0.24	(d)	0.29	(d)	2.11	(d)	3,364	109.96	(d)
2.71	(1.60	)(d)	0.47	(g)	0.63	(g)	4.14	(g)	5,098	163.22

See Notes to Financial Statements.	293

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net invest- ment income
Class A
5/31/2016(c)	$12.27	$0.15	$(0.29)	$(0.14)	$(0.26)
11/30/2015	13.33	0.28	(0.82)	(0.54)	(0.52)
11/30/2014	14.18	0.29	(0.63)	(0.34)	(0.51)
11/30/2013	14.92	0.27	(0.51)	(0.24)	(0.50)
11/30/2012	14.31	0.34	0.83	1.17	(0.56)
4/20/2011 to 11/30/2011(e)	15.00	0.22	(0.56)	(0.34)	(0.35)
Class C
5/31/2016(c)	12.29	0.11	(0.30)	(0.19)	(0.22)
11/30/2015	13.35	0.20	(0.82)	(0.62)	(0.44)
11/30/2014	14.21	0.19	(0.63)	(0.44)	(0.42)
11/30/2013	14.94	0.16	(0.49)	(0.33)	(0.40)
11/30/2012	14.33	0.22	0.84	1.06	(0.45)
4/20/2011 to 11/30/2011(e)	15.00	0.16	(0.56)	(0.40)	(0.27)
Class F
5/31/2016(c)	12.28	0.15	(0.30)	(0.15)	(0.26)
11/30/2015	13.34	0.29	(0.82)	(0.53)	(0.53)
11/30/2014	14.20	0.30	(0.63)	(0.33)	(0.53)
11/30/2013	14.93	0.29	(0.50)	(0.21)	(0.52)
11/30/2012	14.32	0.34	0.84	1.18	(0.57)
4/20/2011 to 11/30/2011(e)	15.00	0.23	(0.55)	(0.32)	(0.36)
Class I
5/31/2016(c)	12.27	0.16	(0.29)	(0.13)	(0.27)
11/30/2015	13.33	0.30	(0.82)	(0.52)	(0.54)
11/30/2014	14.18	0.31	(0.62)	(0.31)	(0.54)
11/30/2013	14.92	0.30	(0.51)	(0.21)	(0.53)
11/30/2012	14.30	0.36	0.85	1.21	(0.59)
4/20/2011 to 11/30/2011(e)	15.00	0.25	(0.57)	(0.32)	(0.38)
Class R2
5/31/2016(c)	12.26	0.12	(0.28)	(0.16)	(0.24)
11/30/2015	13.32	0.23	(0.82)	(0.59)	(0.47)
11/30/2014	14.18	0.24	(0.64)	(0.40)	(0.46)
11/30/2013	14.92	0.22	(0.51)	(0.29)	(0.45)
11/30/2012	14.31	0.36	0.84	1.20	(0.59)
4/20/2011 to 11/30/2011(e)	15.00	0.18	(0.54)	(0.36)	0.33

294	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.87	(1.13	)(d)	0.38	(d)	0.50	(d)	1.26	(d)	$193,452	23.60	(d)
12.27	(4.13)		0.75		0.96		2.19		359,137	61.78
13.33	(2.47)		0.75		0.83		2.04		438,684	79.03
14.18	(1.60)		0.75		0.78		1.87		460,665	75.69
14.92	8.33		0.75		0.76		2.31		275,039	90.15
14.31	(2.26	)(d)	0.78	(f)	1.02	(f)	2.30	(f)	101,695	83.71

11.88	(1.51	)(d)	0.69	(d)	0.81	(d)	0.94	(d)	46,978	23.60	(d)
12.29	(4.71)		1.38		1.59		1.57		63,659	61.78
13.35	(3.20)		1.45		1.54		1.36		100,136	79.03
14.21	(2.27)		1.50		1.53		1.12		139,952	75.69
14.94	7.49		1.53		1.54		1.52		70,624	90.15
14.33	(2.65	)(d)	1.49	(f)	1.66	(f)	1.68	(f)	17,226	83.71

11.87	(1.17	)(d)	0.33	(d)	0.45	(d)	1.30	(d)	123,042	23.60	(d)
12.28	(4.03)		0.65		0.86		2.28		152,173	61.78
13.34	(2.44)		0.65		0.75		2.15		324,163	79.03
14.20	(1.44)		0.65		0.68		1.96		264,244	75.69
14.93	8.43		0.65		0.66		2.35		153,471	90.15
14.32	(2.17	)(d)	0.64	(f)	0.83	(f)	2.52	(f)	15,124	83.71

11.87	(1.04	)(d)	0.27	(d)	0.39	(d)	1.35	(d)	148,439	23.60	(d)
12.27	(3.94)		0.55		0.77		2.38		144,557	61.78
13.33	(2.27)		0.55		0.64		2.25		84,472	79.03
14.18	(1.42)		0.55		0.59		2.08		62,716	75.69
14.92	8.64		0.55		0.56		2.49		9,055	90.15
14.30	(2.17	)(d)	0.57	(f)	0.85	(f)	2.63	(f)	1,159	83.71

11.86	(1.33	)(d)	0.58	(d)	0.70	(d)	1.04	(d)	231	23.60	(d)
12.26	(4.51)		1.15		1.36		1.79		345	61.78
13.32	(2.92)		1.15		1.25		1.68		319	79.03
14.18	(1.98)		1.13		1.18		1.55		194	75.69
14.92	8.56		0.64		1.09		2.47		29	90.15
14.31	(2.42	)(d)	1.29	(f)	6.08	(f)	1.70	(f)	10	83.71

See Notes to Financial Statements.	295

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment operations:			from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net invest- ment income
Class R3
5/31/2016(c)	$12.27	$0.13	$(0.30)	$(0.17)	$(0.24)
11/30/2015	13.33	0.24	(0.82)	(0.58)	(0.48)
11/30/2014	14.18	0.25	(0.63)	(0.38)	(0.47)
11/30/2013	14.92	0.23	(0.51)	(0.28)	0.46
11/30/2012	14.31	0.34	0.83	1.17	(0.56)
4/20/2011 to 11/30/2011(e)	15.00	0.19	(0.54)	(0.35)	(0.34)
Class R4
5/31/2016(c)	12.27	0.15	(0.29)	(0.14)	(0.26)
6/30/2015 to 11/30/2015(g)	12.87	0.11	(0.50)	(0.39)	(0.21)
Class R5
5/31/2016(c)	12.27	0.16	(0.29)	(0.13)	(0.27)
6/30/2015 to 11/30/2015(g)	12.87	0.12	(0.50)	(0.38)	(0.22)
Class R6
5/31/2016(c)	12.27	0.17	(0.29)	(0.12)	(0.28)
6/30/2015 to 11/30/2015(g)	12.87	0.13	(0.50)	(0.37)	(0.23)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 20, 2011.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

296	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.86	(1.36	)(d)	0.53	(d)	0.64	(d)	1.09	(d)	$234	23.60	(d)
12.27	(4.41)		1.05		1.26		1.90		278	61.78
13.33	(2.75)		1.05		1.15		1.78		202	79.03
14.18	(1.89)		1.04		1.09		1.62		108	75.69
14.92	8.37		0.82		1.05		2.31		28	90.15
14.31	(2.36	)(d)	1.19	(f)	5.98	(f)	1.80	(f)	10	83.71

11.87	(1.16	)(d)	0.40	(d)	0.51	(d)	1.23	(d)	10	23.60	(d)
12.27	(3.02	)(d)	0.81	(f)	1.06	(f)	2.11	(f)	10	61.78

11.87	(1.04	)(d)	0.27	(d)	0.38	(d)	1.35	(d)	10	23.60	(d)
12.27	(2.92	)(d)	0.55	(f)	0.81	(f)	2.38	(f)	10	61.78

11.87	(0.96	)(d)	0.20	(d)	0.26	(d)	1.42	(d)	10	23.60	(d)
12.27	(2.87	)(d)	0.43	(f)	0.55	(f)	2.50	(f)	10	61.78

See Notes to Financial Statements.	297

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2016(c)	$4.35	$0.06	$0.01	$0.07	$(0.09)	$ –	$(0.09)
11/30/2015	4.50	0.10	(0.08)	0.02	(0.17)	–	(0.17)
11/30/2014	4.57	0.10	0.01	0.11	(0.17)	(0.01)	(0.18)
11/30/2013	4.65	0.11	(0.02)	0.09	(0.17)	– (e)	(0.17)
11/30/2012	4.53	0.13	0.18	0.31	(0.19)	–	(0.19)
11/30/2011	4.64	0.15	(0.03)	0.12	(0.20)	(0.03)	(0.23)
Class B
5/31/2016(c)	4.36	0.04	0.01	0.05	(0.07)	–	(0.07)
11/30/2015	4.50	0.07	(0.07)	–	(0.14)	–	(0.14)
11/30/2014	4.58	0.07	(0.01)	0.06	(0.13)	(0.01)	(0.14)
11/30/2013	4.65	0.07	(0.01)	0.06	(0.13)	– (e)	(0.13)
11/30/2012	4.53	0.10	0.17	0.27	(0.15)	–	(0.15)
11/30/2011	4.65	0.11	(0.03)	0.08	(0.17)	(0.03)	(0.20)
Class C
5/31/2016(c)	4.38	0.04	0.01	0.05	(0.07)	–	(0.07)
11/30/2015	4.53	0.07	(0.08)	(0.01)	(0.14)	–	(0.14)
11/30/2014	4.60	0.07	0.01	0.08	(0.14)	(0.01)	(0.15)
11/30/2013	4.67	0.07	– (e)	0.07	(0.14)	– (e)	(0.14)
11/30/2012	4.55	0.10	0.18	0.28	(0.16)	–	(0.16)
11/30/2011	4.67	0.11	(0.03)	0.08	(0.17)	(0.03)	(0.20)
Class F
5/31/2016(c)	4.35	0.06	0.01	0.07	(0.09)	–	(0.09)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–	(0.18)
11/30/2014	4.57	0.11	–	0.11	(0.17)	(0.01)	(0.18)
11/30/2013	4.64	0.11	(0.01)	0.10	(0.17)	– (e)	(0.17)
11/30/2012	4.52	0.13	0.18	0.31	(0.19)	–	(0.19)
11/30/2011	4.64	0.15	(0.03)	0.12	(0.21)	(0.03)	(0.24)
Class I
5/31/2016(c)	4.35	0.06	0.01	0.07	(0.09)	–	(0.09)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–	(0.18)
11/30/2014	4.57	0.11	0.01	0.12	(0.18)	(0.01)	(0.19)
11/30/2013	4.64	0.11	– (e)	0.11	(0.18)	– (e)	(0.18)
11/30/2012	4.52	0.14	0.18	0.32	(0.20)	–	(0.20)
11/30/2011	4.64	0.15	(0.03)	0.12	(0.21)	(0.03)	(0.24)

298	See Notes to Financial Statements.

			Ratios to
			Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.33	1.53	(d)	0.30	(d)	1.29	(d)	$10,966,341	22.59	(d)
4.35	0.46		0.60		2.29		11,609,287	58.69
4.50	2.30		0.59		2.23		13,157,575	59.63
4.57	1.98		0.58		2.29		13,290,303	71.14
4.65	6.91		0.59		2.84		11,281,965	92.83
4.53	2.58		0.59		3.18		7,174,057	113.45

4.34	1.13	(d)	0.70	(d)	0.89	(d)	16,361	22.59	(d)
4.36	(0.10)		1.40		1.50		18,795	58.69
4.50	1.27		1.39		1.45		25,984	59.63
4.58	1.40		1.38		1.51		31,667	71.14
4.65	6.07		1.39		2.11		38,596	92.83
4.53	1.56		1.39		2.42		42,947	113.45

4.36	1.21	(d)	0.62	(d)	0.97	(d)	6,837,585	22.59	(d)
4.38	(0.16)		1.25		1.65		7,143,036	58.69
4.53	1.63		1.26		1.57		8,058,228	59.63
4.60	1.51		1.27		1.60		8,127,184	71.14
4.67	6.17		1.27		2.16		7,254,175	92.83
4.55	1.63		1.32		2.46		4,608,098	113.45

4.33	1.57	(d)	0.25	(d)	1.33	(d)	11,513,848	22.59	(d)
4.35	0.57		0.50		2.39		11,321,563	58.69
4.50	2.40		0.49		2.33		12,099,079	59.63
4.57	2.30		0.48		2.38		9,140,966	71.14
4.64	7.02		0.49		2.93		7,293,545	92.83
4.52	2.45		0.49		3.27		3,853,610	113.45

4.33	1.62	(d)	0.20	(d)	1.38	(d)	5,415,959	22.59	(d)
4.35	0.66		0.40		2.48		4,487,861	58.69
4.50	2.50		0.39		2.42		4,461,188	59.63
4.57	2.40		0.39		2.47		3,341,231	71.14
4.64	7.12		0.39		2.99		1,888,389	92.83
4.52	2.55		0.39		3.35		642,022	113.45

See Notes to Financial Statements.	299

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2016(c)	$4.35	$0.05	$0.01	$0.06	$(0.08)	$ –	$(0.08)
11/30/2015	4.50	0.08	(0.08)	–	(0.15)	–	(0.15)
11/30/2014	4.58	0.08	–	0.08	(0.15)	(0.01)	(0.16)
11/30/2013	4.65	0.09	(0.01)	0.08	(0.15)	– (e)	(0.15)
11/30/2012	4.53	0.11	0.18	0.29	(0.17)	–	(0.17)
11/30/2011	4.64	0.13	(0.03)	0.10	(0.18)	(0.03)	(0.21)
Class R3
5/31/2016(c)	4.35	0.05	0.02	0.07	(0.08)	–	(0.08)
11/30/2015	4.50	0.09	(0.08)	0.01	(0.16)	–	(0.16)
11/30/2014	4.58	0.09	(0.01)	0.08	(0.15)	(0.01)	(0.16)
11/30/2013	4.65	0.09	– (e)	0.09	(0.16)	– (e)	(0.16)
11/30/2012	4.53	0.12	0.18	0.30	(0.18)	–	(0.18)
11/30/2011	4.65	0.13	(0.03)	0.10	(0.19)	(0.03)	(0.22)
Class R4
5/31/2016(c)	4.36	0.06	–	0.06	(0.08)	–	(0.08)
6/30/2015 to 11/30/2015(f)	4.44	0.04	(0.05)	(0.01)	(0.07)	–	(0.07)
Class R5
5/31/2016(c)	4.35	0.06	–	0.06	(0.09)	–	(0.09)
6/30/2015 to 11/30/2015(f)	4.43	0.05	(0.06)	(0.01)	(0.07)	–	(0.07)
Class R6
5/31/2016(c)	4.35	0.06	0.01	0.07	(0.09)	–	(0.09)
6/30/2015 to 11/30/2015(f)	4.43	0.05	(0.05)	–	(0.08)	–	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

300	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.33	1.33	(d)	0.50	(d)	1.09	(d)	$25,132	22.59	(d)
4.35	0.07		1.00		1.90		21,602	58.69
4.50	1.68		0.99		1.84		19,241	59.63
4.58	1.81		0.98		1.90		13,412	71.14
4.65	6.49		0.99		2.45		10,575	92.83
4.53	2.18		0.99		2.78		4,883	113.45

4.34	1.62	(d)	0.44	(d)	1.15	(d)	239,598	22.59	(d)
4.35	0.17		0.90		2.00		214,469	58.69
4.50	1.78		0.89		1.94		147,249	59.63
4.58	1.91		0.88		2.00		107,003	71.14
4.65	6.61		0.88		2.53		53,635	92.83
4.53	2.09		0.87		2.94		17,885	113.45

4.34	1.50	(d)	0.31	(d)	1.27	(d)	11,147	22.59	(d)
4.36	(0.23	)(d)	0.64	(g)	2.40	(g)	197	58.69

4.32	1.39	(d)	0.19	(d)	1.41	(d)	4,467	22.59	(d)
4.35	(0.14	)(d)	0.40	(g)	2.46	(g)	118	58.69

4.33	1.67	(d)	0.16	(d)	1.42	(d)	192,299	22.59	(d)
4.35	(0.10	)(d)	0.35	(g)	2.57	(g)	223,498	58.69

See Notes to Financial Statements.	301

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
	Net asset	Net	Net realized and	Total from invest-
	value, beginning of period	invest- ment income(a)	unrealized gain (loss)	ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2016(c)	$10.29	$0.12	$0.19	$0.31	$(0.15)	$(0.02)	$(0.17)
11/30/2015	10.66	0.22	(0.23)	(0.01)	(0.30)	(0.06)	(0.36)
11/30/2014	10.36	0.22	0.40	0.62	(0.32)	–	(0.32)
11/30/2013	11.00	0.22	(0.31)	(0.09)	(0.32)	(0.23)	(0.55)
11/30/2012	10.94	0.25	0.66	0.91	(0.38)	(0.47)	(0.85)
11/30/2011	11.26	0.32	0.22	0.54	(0.41)	(0.45)	(0.86)
Class B
5/31/2016(c)	10.27	0.08	0.19	0.27	(0.11)	(0.02)	(0.13)
11/30/2015	10.65	0.14	(0.24)	(0.10)	(0.22)	(0.06)	(0.28)
11/30/2014	10.34	0.13	0.41	0.54	(0.23)	–	(0.23)
11/30/2013	10.98	0.14	(0.31)	(0.17)	(0.24)	(0.23)	(0.47)
11/30/2012	10.93	0.17	0.64	0.81	(0.29)	(0.47)	(0.76)
11/30/2011	11.25	0.23	0.22	0.45	(0.32)	(0.45)	(0.77)
Class C
5/31/2016(c)	10.28	0.09	0.19	0.28	(0.12)	(0.02)	(0.14)
11/30/2015	10.65	0.15	(0.23)	(0.08)	(0.23)	(0.06)	(0.29)
11/30/2014	10.35	0.15	0.40	0.55	(0.25)	–	(0.25)
11/30/2013	10.99	0.15	(0.31)	(0.16)	(0.25)	(0.23)	(0.48)
11/30/2012	10.93	0.19	0.65	0.84	(0.31)	(0.47)	(0.78)
11/30/2011	11.25	0.25	0.22	0.47	(0.34)	(0.45)	(0.79)
Class F
5/31/2016(c)	10.29	0.13	0.18	0.31	(0.15)	(0.02)	(0.17)
11/30/2015	10.66	0.23	(0.23)	–	(0.31)	(0.06)	(0.37)
11/30/2014	10.36	0.23	0.40	0.63	(0.33)	–	(0.33)
11/30/2013	10.99	0.23	(0.30)	(0.07)	(0.33)	(0.23)	(0.56)
11/30/2012	10.94	0.27	0.64	0.91	(0.39)	(0.47)	(0.86)
11/30/2011	11.26	0.33	0.22	0.55	(0.42)	(0.45)	(0.87)
Class I
5/31/2016(c)	10.31	0.13	0.19	0.32	(0.16)	(0.02)	(0.18)
11/30/2015	10.68	0.24	(0.23)	0.01	(0.32)	(0.06)	(0.38)
11/30/2014	10.38	0.24	0.40	0.64	(0.34)	–	(0.34)
11/30/2013	11.02	0.25	(0.32)	(0.07)	(0.34)	(0.23)	(0.57)
11/30/2012	10.96	0.28	0.65	0.93	(0.40)	(0.47)	(0.87)
11/30/2011	11.28	0.34	0.22	0.56	(0.43)	(0.45)	(0.88)

302	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.43	3.02 (d)	0.34	(d)	0.40	(d)	1.19	(d)	$1,340,951	255.45	(d)
10.29	(0.12)	0.68		0.83		2.11		1,224,398	433.71
10.66	6.02	0.82		0.84		2.06		928,445	466.14
10.36	(0.81)	0.85		0.85		2.11		859,225	600.61
11.00	8.73	0.86		0.86		2.36		957,408	575.52
10.94	5.16	0.83		0.83		2.94		766,312	607.17

10.41	2.61 (d)	0.74	(d)	0.80	(d)	0.79	(d)	9,780	255.45	(d)
10.27	(1.01)	1.48		1.63		1.30		11,462	433.71
10.65	5.29	1.62		1.64		1.27		15,638	466.14
10.34	(1.60)	1.65		1.65		1.32		19,112	600.61
10.98	7.76	1.66		1.66		1.57		27,590	575.52
10.93	4.28	1.63		1.63		2.13		32,566	607.17

10.42	2.68 (d)	0.67	(d)	0.73	(d)	0.86	(d)	210,456	255.45	(d)
10.28	(0.77)	1.32		1.47		1.46		199,731	433.71
10.65	5.36	1.44		1.47		1.43		177,975	466.14
10.35	(1.46)	1.50		1.50		1.46		171,890	600.61
10.99	8.04	1.50		1.50		1.71		218,986	575.52
10.93	4.48	1.48		1.48		2.30		178,761	607.17

10.43	3.06 (d)	0.29	(d)	0.35	(d)	1.23	(d)	595,483	255.45	(d)
10.29	(0.02)	0.58		0.73		2.20		548,514	433.71
10.66	6.12	0.71		0.74		2.15		519,591	466.14
10.36	(0.62)	0.75		0.75		2.21		339,551	600.61
10.99	8.74	0.76		0.76		2.50		579,330	575.52
10.94	5.26	0.73		0.73		3.08		741,101	607.17

10.45	3.12 (d)	0.24	(d)	0.30	(d)	1.29	(d)	287,717	255.45	(d)
10.31	0.08	0.48		0.63		2.31		299,438	433.71
10.68	6.22	0.60		0.64		2.25		193,343	466.14
10.38	(0.60)	0.65		0.65		2.32		81,974	600.61
11.02	8.94	0.66		0.66		2.54		70,778	575.52
10.96	5.36	0.63		0.63		3.16		36,987	607.17

See Notes to Financial Statements.	303

Financial Highlights (unaudited)(concluded)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
5/31/2016(c)	$10.34	$0.11	$0.19	$0.30	$(0.14)	$(0.02)	$(0.16)
11/30/2015	10.71	0.20	(0.24)	(0.04)	(0.27)	(0.06)	0.33
11/30/2014	10.40	0.19	0.41	0.60	(0.29)	–	(0.29)
11/30/2013	11.05	0.20	(0.32)	(0.12)	(0.30)	(0.23)	(0.53)
11/30/2012	10.99	0.23	0.65	0.88	(0.35)	(0.47)	(0.82)
11/30/2011	11.31	0.30	0.22	0.52	(0.39)	(0.45)	(0.84)
Class R2
5/31/2016(c)	10.29	0.10	0.19	0.29	(0.13)	(0.02)	(0.15)
11/30/2015	10.66	0.18	(0.23)	(0.05)	(0.26)	(0.06)	(0.32)
11/30/2014	10.36	0.18	0.39	0.57	(0.27)	–	(0.27)
11/30/2013	11.00	0.18	(0.31)	(0.13)	(0.28)	(0.23)	(0.51)
11/30/2012	10.94	0.21	0.66	0.87	(0.34)	(0.47)	(0.81)
11/30/2011	11.26	0.27	0.23	0.50	(0.37)	(0.45)	(0.82)
Class R3
5/31/2016(c)	10.29	0.11	0.18	0.29	(0.13)	(0.02)	(0.15)
11/30/2015	10.66	0.19	(0.23)	(0.04)	(0.27)	(0.06)	(0.33)
11/30/2014	10.35	0.19	0.40	0.59	(0.28)	–	(0.28)
11/30/2013	11.00	0.19	(0.32)	(0.13)	(0.29)	(0.23)	(0.52)
11/30/2012	10.94	0.22	0.66	0.88	(0.35)	(0.47)	(0.82)
11/30/2011	11.26	0.29	0.22	0.51	(0.38)	(0.45)	(0.83)
Class R4
5/31/2016(c)	10.29	0.12	0.19	0.31	(0.15)	(0.02)	(0.17)
6/30/2015 to 11/30/2015(e)	10.41	0.10	(0.10)	–	(0.12)	–	(0.12)
Class R5
5/31/2016(c)	10.30	0.13	0.18	0.31	(0.16)	(0.02)	(0.18)
6/30/2015 to 11/30/2015(e)	10.43	0.10	(0.10)	–	(0.13)	–	(0.13)
Class R6
5/31/2016(c)	10.30	0.14	0.18	0.32	(0.16)	(0.02)	(0.18)
6/30/2015 to 11/30/2015(e)	10.43	0.12	(0.11)	0.01	(0.14)	–	(0.14)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

304	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.48	2.88	(d)	0.47	(d)	0.53	(d)	1.06	(d)	$2,860	255.45	(d)
10.34	(0.35)		0.93		1.08		1.86		2,754	433.71
10.71	5.84		1.07		1.09		1.81		2,954	466.14
10.40	(1.13)		1.10		1.10		1.86		3,077	600.61
11.05	8.44		1.11		1.11		2.17		4,173	575.52
10.99	4.89		1.08		1.08		2.74		7,987	607.17

10.43	2.81	(d)	0.54	(d)	0.60	(d)	0.99	(d)	6,945	255.45	(d)
10.29	(0.52)		1.08		1.23		1.72		6,070	433.71
10.66	5.60		1.21		1.24		1.66		3,985	466.14
10.36	(1.20)		1.25		1.25		1.72		3,136	600.61
11.00	8.30		1.26		1.26		1.98		3,749	575.52
10.94	4.74		1.23		1.23		2.53		4,567	607.17

10.43	2.86	(d)	0.49	(d)	0.55	(d)	1.04	(d)	136,643	255.45	(d)
10.29	(0.41)		0.97		1.13		1.83		130,149	433.71
10.66	5.81		1.11		1.13		1.77		67,975	466.14
10.35	(1.20)		1.15		1.15		1.82		54,287	600.61
11.00	8.42		1.16		1.16		2.06		51,258	575.52
10.94	4.86		1.12		1.12		2.64		37,931	607.17

10.43	3.00	(d)	0.36	(d)	0.43	(d)	1.15	(d)	6,907	255.45	(d)
10.29	0.03	(d)	0.68	(f)	0.89	(f)	2.33	(f)	986	433.71

10.43	2.88	(d)	0.24	(d)	0.30	(d)	1.22	(d)	944	255.45	(d)
10.30	0.13	(d)	0.47	(f)	0.63	(f)	2.36	(f)	20	433.71

10.44	3.17	(d)	0.18	(d)	0.24	(d)	1.34	(d)	49,843	255.45	(d)
10.30	0.09	(d)	0.34	(f)	0.51	(f)	2.69	(f)	7,867	433.71

See Notes to Financial Statements.	305

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of thirteen funds. This report covers the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes during the six months ended May 31, 2016:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, B, C, F, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, B, C, F, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, I, R2, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, B, C, F, I, P, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, B, C, F, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, B, C, F, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, B, C, F, I, P, R2, R3, R4, R5, and R6

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Income Fund and Short Duration Income Fund have not issued Class P shares. Core Plus Bond Fund commenced operations on December 3, 2015.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5, and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts

Notes to Financial Statements (unaudited)(continued)

of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2012 through November 30, 2015. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars

Notes to Financial Statements (unaudited)(continued)

upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.

Notes to Financial Statements (unaudited)(continued)

Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(m)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(n)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not

Notes to Financial Statements (unaudited)(continued)

recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2016, the Funds had no unfunded loan commitments.

(p)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in the Fund’s Statement of Operations.

(q)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Core Plus Bond Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts

Notes to Financial Statements (unaudited)(continued)

with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(r)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(s)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Core Fixed Income Fund
First $1 billion	.70%	First $1 billion	.45%
Next $1 billion	.60%	Next $1 billion	.40%
Over $2 billion	.57%	Over $2 billion	.35%

Core Plus Bond Fund		Floating Rate Fund
First $1 billion	.45%	First $1 billion	.50%
Next $1 billion	.40%	Over $1 billion	.45%
Over $2 billion	.35%

High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Income Fund		Income Fund
Effective April 1, 2016		Prior to April 1, 2016
First $2.5 billion	.50%	First $2.5 billion	.50%
Next $1.5 billion	.40%	Next $1.5 billion	.45%
Over $4 billion	.38%	Over $4 billion	.40%

Inflation Focused Fund		Short Duration Income Fund
First $2 billion	.40%	First $1 billion	.35%
Next $3 billion	.375%	Next $1 billion	.30%
Over $5 billion	.35%	Over $2 billion	.25%

Total Return Fund
First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2016, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Convertible Fund	.62%
Core Fixed Income Fund	.24%
Core Plus Bond Fund	.00%
Floating Rate Fund	.46%
High Yield Fund	.54%
Income Fund	.37%
Inflation Focused Fund	.16%
Short Duration Income Fund	.25%
Total Return Fund	.28%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the six months ended May 31, 2016 and continuing through March 31, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes
	A, B, C, F, I, P,
Fund	R2, R3, R4 and R5	R6
Convertible Fund	.86%	.83%	(1)
Core Plus Bond Fund	.48%	.33%
High Yield Fund	.78%	.72%
Income Fund	.58%	.47%	(1)
Inflation Focused Fund	.55%	.32%	(1)
Total Return Fund	.48%	.36%	(1)

(1)	Prior to April 1, 2016, the Class R6 annual rates for Convertible Fund, Income Fund, Inflation Focused Fund and Total Return Fund were 0.82%, 0.48%, 0.43% and 0.35%, respectively for Class R6.

For the six months ended May 31, 2016 and continuing through March 31, 2017, Lord Abbett has contractually agreed to waive an annual rate of 0.20% of Core Fixed Income Fund’s management fee. This agreement may be terminated only upon the approval of the Fund’s Board.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

The Funds, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2016, the percentages of Convertible Fund’s, Core Fixed Income Fund’s, High Yield Fund’s and Short Duration Income Fund’s outstanding shares owned by each Fund of Funds were as follows:

			Underlying Funds
		Core Fixed		Short
	Convertible	Income	High Yield	Duration
Fund of Funds	Fund	Fund	Fund	Income Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	35.02%	5.56%	9.94%	0.10%
Lord Abbett Multi-Asset Global Opportunity Fund	–	–	0.90%	–
Lord Abbett Multi-Asset Growth Fund	–	2.79%	5.62%	0.04%
Lord Abbett Multi-Asset Income Fund	32.93%	4.61%	13.24%	1.23%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The 12b-1 fees each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.

Class I, R5, and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2016:

	Distributor	Dealers’
	Commissions	Concessions
Convertible Fund	$ 2,154	$ 12,051
Core Fixed Income Fund	62,364	388,084
Core Plus Bond Fund	–	–
Floating Rate Fund	88,706	540,205
High Yield Fund	108,306	701,840
Income Fund	30,040	209,148
Inflation Focused Fund	1,051	7,004
Short Duration Income Fund	446,329	2,759,396
Total Return Fund	108,586	691,603

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended May 31, 2016:

	Class A	Class C
Convertible Fund	$–	$5,660
Core Fixed Income Fund	4,314	5,764
Core Plus Bond Fund	–	–
Floating Rate Fund	127,625	80,840
High Yield Fund	76,560	32,280
Income Fund	97	9,904
Inflation Focused Fund	1,858	2,015
Short Duration Income Fund	463,349	503,491
Total Return Fund	7,200	13,990

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2016 and fiscal year ended November 30, 2015 was as follows:

	Convertible Fund		Core Fixed Income Fund
	Six Months Ended		Six Months Ended
	5/31/2016	Year Ended	5/31/2016	Year Ended
	(unaudited)	11/30/2015	(unaudited)	11/30/2015
Distributions paid from:
Ordinary income	$17,529,242	$68,254,783	$18,208,892	$32,616,519
Net long-term capital gains	–	32,171,555	795,948	–
Total distributions paid	$17,529,242	$100,426,338	$19,004,840	$32,616,519

	Core Plus Bond Fund		Floating Rate Fund
		Period Ended	Six Months Ended
		5/31/2016	5/31/2016	Year Ended
		(unaudited)	(unaudited)	11/30/2015
Distributions paid from:
Ordinary income		$179,416	$135,164,712	$286,107,089
Total distributions paid		$179,416	$135,164,712	$286,107,089

Notes to Financial Statements (unaudited)(continued)

	High Yield Fund		Income Fund
	Six Months Ended		Six Months Ended
	5/31/2016	Year Ended	5/31/2016	Year Ended
	(unaudited)	11/30/2015	(unaudited)	11/30/2015
Distributions paid from:
Ordinary income	$131,356,771	$278,079,734	$39,721,319	$101,093,156
Net long-term capital gains	–	45,129,360	–	2,730,939
Total distributions paid	$131,356,771	$323,209,094	$39,721,319	$103,824,095

	Inflation Focused Fund		Short Duration Income Fund
	Six Months Ended		Six Months Ended
	5/31/2016	Year Ended	5/31/2016	Year Ended
	(unaudited)	11/30/2015	(unaudited)	11/30/2015
Distributions paid from:
Ordinary income	$13,243,460	$32,904,766	$663,687,150	$1,356,323,482
Total distributions paid	$13,243,460	$32,904,766	$663,687,150	$1,356,323,482

		Total Return Fund
	Six Months Ended
	5/31/2016	Year Ended
	(unaudited)	11/30/2015
Distributions paid from:
Ordinary income	$39,884,735	$72,152,090
Net long-term capital gains	585,868	4,697,082
Total distributions paid	$40,470,603	$76,849,172

As of November 30, 2015, the capital loss carryforwards, which carry forward indefinitely, were as follows:

Convertible Fund	$41,136,969
Floating Rate Fund	196,911,299
High Yield Fund	82,796,864
Income Fund	33,672,573
Inflation Focused Fund	41,220,902
Short Duration Income Fund	696,107,982

As of May 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Core Fixed
	Convertible Fund	Income Fund
Tax cost	$557,114,204	$1,729,839,992
Gross unrealized gain	30,561,743	6,336,171
Gross unrealized loss	(11,233,786)	(6,834,550)
Net unrealized security gain (loss)	$19,327,957	$(498,379)

	Core Plus	Floating
	Bond Fund	Rate Fund
Tax cost	$12,205,707	$6,646,685,062
Gross unrealized gain	156,970	72,510,070
Gross unrealized loss	(40,474)	(96,577,464)
Net unrealized security gain (loss)	$116,496	$(24,067,394)

Notes to Financial Statements (unaudited)(continued)

	High Yield Fund	Income Fund
Tax cost	$5,039,958,723	$1,882,421,230
Gross unrealized gain	155,072,413	36,428,819
Gross unrealized loss	(129,065,604)	(63,436,717)
Net unrealized security gain (loss)	$26,006,809	$(27,007,898)

	Inflation	Short Duration
	Focused Fund	Income Fund
Tax cost	$537,830,045	$36,332,973,335
Gross unrealized gain	3,407,485	238,884,891
Gross unrealized loss	(26,924,543)	(1,225,144,603)
Net unrealized security loss	$(23,517,058)	$(986,259,712)

	Total Return Fund
Tax cost	$3,194,005,197
Gross unrealized gain	29,313,398
Gross unrealized loss	(41,503,747)
Net unrealized security loss	$(12,190,349)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2016 were as follows:

	U.S.	Non-U.S.	U.S.	Non-U.S.
	Government	Government	Government	Government
	Purchases*	Purchases	Sales*	Sales
Convertible Fund	$–	$705,852,211	$–	$796,304,982
Core Fixed Income Fund	4,280,267,245	176,824,958	4,029,080,018	268,587,411
Core Plus Bond Fund	26,634,250	8,384,952	21,935,842	1,612,573
Floating Rate Fund	–	2,794,510,408	–	2,750,387,710
High Yield Fund	–	2,960,218,064	–	2,133,570,871
Income Fund	–	2,014,264,883	–	2,089,306,088
Inflation Focused Fund	3,587,376	130,437,626	23,519,227	276,545,020
Short Duration Income Fund	85,162,900	9,103,095,545	122,999,239	7,245,006,568
Total Return Fund	6,782,141,950	416,192,669	6,241,775,331	604,088,753

*	Includes U.S. Government sponsored enterprises securities.

Notes to Financial Statements (unaudited)(continued)

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended May 31, 2016, the following Funds engaged in cross-trades:

			Realized
Fund	Purchases	Sales	Gain/(Loss)
Convertible Fund	$316,187	$3,744,986	$253,272
Core Fixed Income Fund	17,568,182	–	–
Core Plus Bond Fund	1,703,709	–	–
Floating Rate Fund	2,439,434	12,922,188	(447,038)
High Yield Fund	5,196,631	36,600,192	(2,234,080)
Income Fund	2,106,588	18,988,757	(138,434)
Inflation Focused Fund	167,361	73,415,290	(2,178,067)
Short Duration Income Fund	199,445,165	39,697,934	(19,188)
Total Return Fund	21,768,427	–	–

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except for Convertible Fund, Core Fixed Income Fund and Core Plus Bond Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2016 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund except for the Convertible Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2016 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the six months ended May 31, 2016 (as described in note 2(p)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Core Plus Bond Fund, High Yield Fund, Income Fund and Short Duration Income Fund entered into credit default swaps for the six months ended May 31, 2016 (as described in note 2(q)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an

Notes to Financial Statements (unaudited)(continued)

underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of May 31, 2016, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Core Fixed Income Fund
		Interest Rate
Asset Derivatives		Contracts
Futures Contracts(1)		$26,954

		Core Plus Bond Fund
	Interest Rate	Credit
Asset Derivatives	Contracts	Contracts
Credit Default Swaps(4)	–	$42,247
Futures Contracts(1)	$2,057	–

Liability Derivatives
Credit Default Swaps(5)	–	$75,619
Futures Contracts(1)	$500	–

		Floating Rate Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(2)	–	$783,796
Futures Contracts(1)	$5,553	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$386,291
Futures Contracts(1)	$7,641	–

		High Yield Fund
		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(2)	–	$620,261	–
Futures Contracts(1)	$74,632	–	–

Liability Derivatives
Credit Default Swaps(5)	–	–	$102,281
Futures Contracts(1)	$15,185	–	–
Forward Foreign Currency Exchange Contracts(3)	–	$765,107	–

Notes to Financial Statements (unaudited)(continued)

		Income Fund
			Foreign
		Interest Rate	Currency	Credit
Asset Derivatives		Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(2)		–	$3,381,528	–
Futures Contracts(1)		$681,904	–	–
Credit Default Swaps(4)		–	–	$356,012

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)		–	$3,860,891	–
Futures Contracts(1)		$122,837	–	–

	Inflation Focused Fund
		Foreign	Inflation
	Interest Rate	Currency	Linked	Credit
Asset Derivatives	Contracts	Contracts	Contracts	Contracts
CPI Swaps(6)	–	–	$14,310,249	–
Forward Foreign Currency Exchange Contracts(2)	–	$5,247	–	–
Futures Contracts(1)	$65,296	–	–	–

Liability Derivatives
CPI Swaps(7)	–	–	$139,070,614	–
Credit Default Swaps(5)	–	–	–	$19,710

		Short Duration Income Fund
			Foreign
		Interest Rate	Currency	Credit
Asset Derivatives		Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(2)		–	$247,539	–
Futures Contracts(1)		$4,808,932	–	–

Liability Derivatives
Credit Default Swaps(5)		–	–	$709,364
Forward Foreign Currency Exchange Contracts(3)		–	$439	–

		Total Return Fund
			Foreign
		Interest Rate	Currency
Asset Derivatives		Contracts	Contracts
Forward Foreign Currency Exchange Contracts(2)		–	$51,216
Futures Contracts(1)		$243,506	–

Liability Derivatives
Futures Contracts(1)		$8,273	–
(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Credit default swap agreements receivable, at fair value.
(5)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(6)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(7)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.

Transactions in derivative instruments for the six months ended May 31, 2016, were as follows:

	Core Fixed Income Fund	Core Plus Bond Fund
	Interest		Interest
	Rate	Credit	Rate
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	$7,441	–
Futures Contracts	$563,306	–	$(23,246)
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	$(23,451)	–
Futures Contracts	$(4,367)	–	$1,557
Average Number of Contracts/Notional Amounts*
Credit Default Swaps	–	$1,122,333	–
Futures Contracts(4)	133	–	22

	Floating Rate Fund
		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	–	$502,433
Futures Contracts	$(1,918,510)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	–	$(797,422)
Futures Contracts	$32,170	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	$59,384,404
Futures Contracts(4)	636	–

Notes to Financial Statements (unaudited)(continued)

	High Yield Fund
		Interest	Foreign
	Credit	Rate	Currency	Equity
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	$2,514,665	–	–	–
Forward Foreign Currency Exchange Contracts	–	–	$2,968,659	–
Futures Contracts	–	$1,943,515	–	$(1,958,702)
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$207,526	–	–	–
Forward Foreign Currency Exchange Contracts	–	–	$(2,140,189)	–
Futures Contracts	–	$(134,406)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	$255,691,000	–	–	–
Forward Foreign Currency Exchange Contracts(3)	–	–	$93,331,138	–
Futures Contracts(4)	–	1,071	–	370

	Income Fund
			Interest	Foreign
		Credit	Rate	Currency
		Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts		–	–	$3,241,781
Futures Contracts		–	$(7,140,910)	–
Credit Default Swaps		$(28,061)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts		–	–	$2,260,925
Futures Contracts		–	$611,982	–
Credit Default Swaps		$(78,744)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)		$8,877,000	–	–
Forward Foreign Currency Exchange Contracts(3)		–	–	$258,070,736
Futures Contracts(4)		–	8,671	–

Notes to Financial Statements (unaudited)(continued)

	Inflation Focused Fund
		Inflation	Interest	Foreign
	Credit	Linked	Rate	Currency
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
CPI Swaps	–	$287,715	–	–
Forward Foreign Currency Exchange Contracts	–	–	–	$(8,276)
Credit Default Swaps	$7,028	–	–	–
Futures Contracts	–	–	$(751,383)	–
Net Change in Unrealized Appreciation/Depreciation(2)
CPI Swaps	–	$(17,925,402)	–	–
Credit Default Swaps	$(5,734)	–	–	–
Forward Foreign Currency Exchange Contracts	–	–	–	$(861)
Futures Contracts	–	–	$175,418	–
Average Number of Contracts/Notional Amounts*
CPI Swaps(3)	–	$1,984,000	–	–
Credit Default Swaps(3)	$7,400,000	–	–	–
Forward Foreign Currency Exchange Contracts(3)	–	–	–	$403,255
Futures Contracts(4)	–	–	1,213	–

	Short Duration Income Fund
			Interest	Foreign
		Credit	Rate	Currency
		Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps		$324,386	–	–
Forward Foreign Currency Exchange Contracts		–	–	$(181,929)
Futures Contracts		–	$(37,226,483)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps		$(313,166)	–	–
Forward Foreign Currency Exchange Contracts		–	–	$(223,964)
Futures Contracts		–	$9,530,170	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)		$294,300,000	–	–
Forward Foreign Currency Exchange Contracts(3)		–	–	$24,843,845
Futures Contracts(4)		–	65,017	–

Notes to Financial Statements (unaudited)(continued)

	Total Return Fund
	Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	–	$22,827
Futures Contracts	$(948,411)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	–	$75,051
Futures Contracts	$226,922	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	$2,396,971
Futures Contracts(4)	2,053	–

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2016.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$3,397,057	$–	$3,397,057
Total	$3,397,057	$–	$3,397,057

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,397,057	$–	$–	$(3,397,057)	$–
Total	$3,397,057	$–	$–	$(3,397,057)	$–

	Core Fixed Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$88,405,018	$–	$88,405,018
Total	$88,405,018	$–	$88,405,018

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$88,405,018	$–	$–	$(88,405,018)	$–
Total	$88,405,018	$–	$–	$(88,405,018)	$–

	Core Plus Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swaps	$ 42,247	$–	$42,247
Repurchase Agreement	398,798	–	398,798
Total	$ 441,045	$–	$441,045

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$ 398,798	$ –	$–	$ (398,798)	$ –
Morgan Stanley	42,247	(34,554)	–	–	7,693
Total	$ 441,045	$ (34,554)	$–	$ (398,798)	$ 7,693

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$ 75,619	$–	$ 75,619
Total	$ 75,619	$–	$ 75,619

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$41,065	$–	$–	$–	$41,065
Morgan Stanley	34,554	(34,554)	–	–	–
Total	$75,619	$(34,554)	$–	$–	$41,065

			Floating Rate Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$783,796	$–	$783,796
Repurchase Agreement	456,864,732	–	456,864,732
Total	$457,648,528	$–	$457,648,528

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Citibank N.A.	$763,432	$–	$ (660,000)	$–	$103,432
Fixed Income Clearing Corp.	456,864,732	–	–	(456,864,732)	–
Morgan Stanley	20,364	–	–	–	20,364
Total	$457,648,528	$–	$ (660,000)	$(456,864,732)	$123,796

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$386,291	$–	$ 386,291
Total	$386,291	$–	$ 386,291

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Standard Chartered Bank	$370,495	$–	$(370,495)	$–	$–
State Street Bank and Trust	15,796	–	–	–	15,796
Total	$386,291	$–	$(370,495)	$–	$15,796

Notes to Financial Statements (unaudited)(continued)

			High Yield Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swaps	$ 291,903	$–	$291,903
Forward Foreign Currency Exchange Contracts	620,261	–	620,261
Repurchase Agreement	105,794,273	–	105,794,273
Total	$ 106,706,437	$–	$106,706,437

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Citibank N.A.	$291,903	$–	$(250,000)	$–	$41,903
Fixed Income Clearing Corp.	105,794,273	–	–	(105,794,273)	–
Morgan Stanley	514,299	(7,725)	(290,000)	–	216,574
State Street Bank and Trust	105,962	(13,728)	–	–	92,234
Total	$106,706,437	$(21,453)	$(540,000)	$(105,794,273)	$350,711

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$ 394,184	$–	$394,184
Forward Foreign Currency Exchange Contracts	765,107	–	765,107
Total	$1,159,291	$–	$1,159,291

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$394,184	$ –	$(394,184)	$–	$–
Goldman Sachs	111,199	–	–	–	111,199
Morgan Stanley	7,725	(7,725)	–	–	–
Standard Chartered Bank	624,095	–	(624,095)	–	–
State Street Bank and Trust	13,728	(13,728)	–	–	–
UBS AG	8,360	–	–	–	8,360
Total	$1,159,291	$(21,453)	$(1,018,279)	$–	$119,559

Notes to Financial Statements (unaudited)(continued)

			Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swaps	$356,012	$–	$356,012
Forward Foreign Currency Exchange Contracts	3,381,528	–	3,381,528
Repurchase Agreement	41,530,787	–	41,530,787
Total	$45,268,327	$–	$45,268,327

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$1,135,491	$(648,784)	$(486,707)	$–	$–
Barclays Bank plc	27,987	(27,987)	–	–	–
Deutsche Bank AG	1,383	(526)	(857)	–	–
Fixed Income Clearing Corp.	41,530,787	–	–	(41,530,787)	–
Goldman Sachs	169,951	(169,951)	–	–	–
J.P. Morgan Chase	1,712,896	(1,286,879)	(426,017)	–	–
Morgan Stanley	386,399	(386,399)	–	–	–
Standard Chartered Bank	43,178	(43,178)	–	–	–
State Street Bank and Trust	257,924	(131,084)	(126,840)	–	–
UBS AG	2,331	(2,331)	–	–	–
Total	$45,268,327	$(2,697,119)	$(1,040,421)	$(41,530,787)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 3,860,891	$–	$3,860,891
Total	$ 3,860,891	$–	$3,860,891

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$648,784	$(648,784)	$–	$–	$–
Barclays Bank plc	308,971	(27,987)	(280,984)	–	–
Citibank N.A.	197,811	–	–	–	197,811
Deutsche Bank AG	526	(526)	–	–	–
Goldman Sachs	233,028	(169,951)	–	–	63,077
J.P. Morgan Chase	1,286,879	(1,286,879)	–	–	–
Morgan Stanley	586,627	(386,399)	(200,228)	–	–
Standard Chartered Bank	381,214	(43,178)	(290,000)	–	48,036
State Street Bank and Trust	131,084	(131,084)	–	–	–
UBS AG	85,967	(2,331)	–	–	83,636
Total	$3,860,891	$(2,697,119)	$(771,212)	$–	$392,560

Notes to Financial Statements (unaudited)(continued)

		Inflation Focused Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
CPI Swaps	$14,310,249	$–	$14,310,249
Forward Foreign Currency Exchange Contracts	5,247	–	5,247
Repurchase Agreements	16,913,754	–	16,913,754
Total	$31,229,250	$–	$31,229,250

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$677,943	$(677,943)	$–	$–	$–
Barclays Bank plc	4,280,823	(4,280,823)	–	–	–
Deutsche Bank AG	3,718,454	(3,718,454)	–	–	–
Fixed Income Clearing Corp.	16,913,754	–	–	(16,913,754)	–
Goldman Sachs	4,655,088	(4,655,088)	–	–	–
J.P. Morgan Chase	883,946	(883,946)	–	–	–
Morgan Stanley	99,242	(99,242)	–	–	–
Total	$31,229,250	$(14,315,496)	$–	$(16,913,754)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
CPI Swaps	$ 139,070,614	$–	$139,070,614
Credit Default Swaps	19,710	–	19,710
Total	$ 139,090,324	$–	$139,090,324

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$14,981,704	$(677,943)	$(14,270,000)	$–	$33,761
Barclays Bank plc	16,079,894	(4,280,823)	(11,300,000)	–	499,071
Credit Suisse	6,451,062	–	(6,400,000)	–	51,062
Deutsche Bank AG	41,203,270	(3,718,454)	(37,050,000)	–	434,816
Goldman Sachs	19,462,347	(4,655,088)	(14,807,259)	–	–
J.P. Morgan Chase	22,370,768	(883,946)	(21,160,000)	–	326,822
Morgan Stanley	5,472,845	(99,242)	(5,340,000)	–	33,603
Wells Fargo	13,068,434	–	(12,870,000)	–	198,434
Total	$139,090,324	$(14,315,496)	$(123,197,259)	$–	$1,577,569

Notes to Financial Statements (unaudited)(continued)

		Short Duration Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$247,539	$–	$247,539
Repurchase Agreements	552,086,531	–	552,086,531
Total	$552,334,070	$–	$552,334,070

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$552,086,531	$–	$–	$(552,086,531)	$–
Morgan Stanley	247,539	(171,729)	–	–	75,810
Total	$552,334,070	$(171,729)	$–	$(552,086,531)	$75,810

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$709,365	$–	$709,365
Forward Foreign Currency Exchange Contracts	439	–	439
Total	$709,804	$–	$709,804

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Credit Suisse	$375,541	$–	$(300,000)	$–	$75,541
Goldman Sachs	162,095	–	(162,095)	–	–
Morgan Stanley	171,729	(171,729)	–	–	–
State Street Bank and Trust	439	–	–	–	439
Total	$709,804	$(171,729)	$(462,095)	$–	$75,980

	Total Return Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$151,015,674	$–	$151,015,674
Total	$151,015,674	$–	$151,015,674

Notes to Financial Statements (unaudited)(continued)

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Fixed Income Clearing Corp.	$151,015,674	$–	$–	$(151,015,674)	$–
Total	$151,015,674	$–	$–	$(151,015,674)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2016.
(c)	Net amount represents the amount owed by the Fund by the counterparty as of May 31, 2016.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended May 31, 2016, the Funds did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in

Notes to Financial Statements (unaudited)(continued)

response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund may invest in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference

Notes to Financial Statements (unaudited)(continued)

obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund, and Total Return Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Core Fixed Income Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest in asset backed securities and mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	610,892	$6,243,822	3,690,916	$44,317,714
Converted from Class B*	19,840	210,353	24,622	297,534
Reinvestment of distributions	207,851	2,200,049	1,299,127	15,641,418
Shares reacquired	(3,197,845)	(33,595,369)	(8,215,752)	(100,764,577)
Decrease	(2,359,262)	$(24,941,145)	(3,201,087)	$(40,507,911)

Class B Shares
Shares sold	217	$2,299	4,695	$56,093
Reinvestment of distributions	2,312	24,463	19,351	232,814
Shares reacquired	(34,754)	(358,455)	(45,873)	(557,673)
Converted to Class A*	(19,861)	(210,353)	(24,661)	(297,534)
Decrease	(52,086)	$(542,046)	(46,488)	$(566,300)

Class C Shares
Shares sold	144,636	$1,496,273	814,709	$9,840,492
Reinvestment of distributions	83,290	876,399	520,093	6,226,856
Shares reacquired	(1,078,279)	(11,126,895)	(1,747,941)	(20,717,432)
Decrease	(850,353)	$(8,754,223)	(413,139)	$(4,650,084)

Class F Shares
Shares sold	1,093,079	$11,263,984	6,295,678	$77,371,607
Reinvestment of distributions	169,397	1,793,228	1,222,855	14,724,984
Shares reacquired	(4,241,651)	(44,149,525)	(8,608,767)	(103,077,537)
Decrease	(2,979,175)	$(31,092,313)	(1,090,234)	$(10,980,946)

Class I Shares
Shares sold	31,438	$335,502	3,579,299	$44,601,532
Reinvestment of distributions	1,098,720	11,685,973	4,767,910	57,664,337
Shares reacquired	(4,157,993)	(44,095,920)	(2,452,642)	(29,855,927)
Increase (decrease)	(3,027,835)	$(32,074,445)	5,894,567	$72,409,942

Class P Shares
Shares sold	479	$4,969	627	$7,710
Reinvestment of distributions	112	1,195	508	6,196
Shares reacquired	(40)	(407)	(764)	(9,194)
Increase	551	$5,757	371	$4,712

Class R2 Shares
Shares sold	10,495	$112,709	4,666	$57,102
Reinvestment of distributions	29	305	139	1,691
Shares reacquired	(19,640)	(211,333)	(10,131)	(126,121)
Decrease	(9,116)	$(98,319)	(5,326)	$(67,328)

Notes to Financial Statements (unaudited)(continued)

Convertible Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	31,869	$331,070	126,502	$1,508,228
Reinvestment of distributions	7,232	76,244	31,550	378,499
Shares reacquired	(58,575)	(602,266)	(112,888)	(1,318,521)
Increase (decrease)	(19,474)	$(194,952)	45,164	$568,206

Class R4 Shares(a)
Shares sold	–	$–	825.77	$10,000
Reinvestment of distributions	22	238	4.00	44
Increase	22	$238	829.77	$10,044

Class R5 Shares(a)
Shares sold	–	$–	822	$10,000
Reinvestment of distributions	23	248	5	49
Increase	23	$248	827	$10,049

Class R6 Shares(a)
Shares sold	8,524	$90,132	822	$10,000
Reinvestment of distributions	23	248	5	49
Increase	8,547	$90,380	827	$10,049

Core Fixed Income Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,889,989	$118,406,765	12,717,873	$140,347,778
Converted from Class B*	33,351	362,847	67,205	743,514
Reinvestment of distributions	543,501	5,915,989	868,852	9,586,228
Shares reacquired	(6,378,227)	(69,343,910)	(9,607,944)	(105,893,891)
Increase	5,088,614	$55,341,691	4,045,986	$44,783,629

Class B Shares
Shares sold	23,614	$255,604	20,939	$230,416
Reinvestment of distributions	4,049	43,895	8,733	96,182
Shares reacquired	(53,717)	(581,718)	(136,660)	(1,498,278)
Converted to Class A*	(33,453)	(362,847)	(67,421)	(743,514)
Decrease	(59,507)	$(645,066)	(174,409)	$(1,915,194)

Class C Shares
Shares sold	1,835,361	$19,825,550	2,248,751	$24,728,150
Reinvestment of distributions	70,039	758,592	118,592	1,303,276
Shares reacquired	(1,144,529)	(12,388,448)	(2,345,423)	(25,827,823)
Increase	760,871	$8,195,694	21,920	$203,603

Class F Shares
Shares sold	7,363,645	$80,084,591	13,061,190	$143,859,147
Reinvestment of distributions	477,811	5,201,067	792,240	8,736,941
Shares reacquired	(6,425,758)	(69,909,376)	(9,037,347)	(99,608,026)
Increase	1,415,698	$15,376,282	4,816,083	$52,988,062

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	2,152,619	$23,334,035	9,119,898	$100,645,436
Reinvestment of distributions	460,417	5,010,723	904,757	9,983,858
Shares reacquired	(4,517,321)	(49,082,139)	(13,832,716)	(152,473,846)
Decrease	(1,904,285)	$(20,737,381)	(3,808,061)	$(41,844,552)

Class P Shares
Shares sold	–	$–	–	$5
Reinvestment of distributions	13	148	24	261
Shares reacquired	–	–	(4)	(46)
Increase	13	$148	20	$220

Class R2 Shares
Shares sold	41,189	$450,820	14,053	$154,366
Reinvestment of distributions	151	1,659	66	737
Shares reacquired	(1,612)	(17,656)	(33,397)	(368,011)
Increase (decrease)	39,728	$434,823	(19,278)	$(212,908)

Class R3 Shares
Shares sold	279,606	$3,052,871	1,528,297	$16,955,477
Reinvestment of distributions	26,860	292,025	52,493	579,045
Shares reacquired	(819,420)	(8,846,687)	(726,492)	(8,009,445)
Increase (decrease)	(512,954)	$(5,501,791)	854,298	$9,525,077

Class R4 Shares(a)
Shares sold	11,771	$128,013	915	$10,000
Reinvestment of distributions	61	665	9	102
Shares reacquired	(47)	(521)	–	–
Increase	11,785	$128,157	924	$10,102

Class R5 Shares(a)
Shares sold	–	$–	915	$10,000
Reinvestment of distributions	14	153	10	113
Increase	14	$153	925	$10,113

Class R6 Shares(a)
Shares sold	27,620	$300,221	2,924,539	$31,965,206
Reinvestment of distributions	45,558	495,850	12,938	140,756
Shares reacquired	(3,179)	(34,614)	201	2,196
Increase	69,999	$761,457	2,937,678	$32,108,158

Notes to Financial Statements (unaudited)(continued)

Core Plus Bond Fund		Period Ended May 31, 2016† (unaudited )
Class A Shares	Shares	Amount
Shares sold	341,790	$5,122,785
Reinvestment of distributions	5,846	87,108
Shares reacquired	(17,139)	(259,983)
Increase	330,497	$4,949,910

Class C Shares
Shares sold	15,272	$228,445
Reinvestment of distributions	142	2,116
Shares reacquired	(26)	(384)
Increase	15,388	$230,177

Class F Shares
Shares sold	324,470	$4,866,990
Reinvestment of distributions	5,780	86,131
Shares reacquired	(70)	(1,025)
Increase	330,180	$4,952,096

Class I Shares
Shares sold	6,669	$100,030
Reinvestment of distributions	122	1,823
Increase	6,791	$101,853

Class R2 Shares
Shares sold	1,669	$25,030
Reinvestment of distributions	25	383
Increase	1,694	$25,413

Class R3 Shares
Shares sold	1,669	$25,030
Reinvestment of distributions	26	395
Increase	1,695	$25,425

Class R4 Shares(a)
Shares sold	1,669	$25,030
Reinvestment of distributions	28	425
Increase	1,697	$25,455

Class R5 Shares(a)
Shares sold	1,669	$25,030
Reinvestment of distributions	30	456
Increase	1,699	$25,486

Class R6 Shares(a)
Shares sold	1,669	$25,030
Reinvestment of distributions	32	474
Increase	1,701	$25,504

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	47,689,121	$422,105,978	82,146,966	$753,458,333
Reinvestment of distributions	5,095,097	45,042,143	10,664,925	97,545,180
Shares reacquired	(63,547,444)	(560,211,222)	(133,770,320)	(1,224,868,663)
Decrease	(10,763,226)	$(93,063,101)	(40,958,429)	$(373,865,150)

Class C Shares
Shares sold	13,655,229	$120,820,081	25,454,057	$233,314,535
Reinvestment of distributions	2,460,332	21,774,638	5,032,038	46,050,024
Shares reacquired	(24,293,500)	(214,214,490)	(51,113,391)	(468,424,116)
Decrease	(8,177,939)	$(71,619,771)	(20,627,296)	$(189,059,557)

Class F Shares
Shares sold	83,683,268	$738,437,111	104,984,585	$959,812,252
Reinvestment of distributions	3,979,662	35,164,861	7,729,619	70,616,402
Shares reacquired	(73,314,870)	(644,392,923)	(136,051,556)	(1,243,500,275)
Increase (decrease)	14,348,060	$129,209,049	(23,337,352)	$(213,071,621)

Class I Shares
Shares sold	13,665,362	$120,706,769	39,496,328	$363,972,439
Reinvestment of distributions	734,935	6,505,252	1,716,485	15,715,193
Shares reacquired	(12,727,863)	(112,046,314)	(46,785,852)	(429,543,328)
Increase (decrease)	1,672,434	$15,165,707	(5,573,039)	$(49,855,696)

Class R2 Shares
Shares sold	10,308	$90,873	16,711	$153,236
Reinvestment of distributions	1,122	9,933	2,518	23,093
Shares reacquired	(4,867)	(42,894)	(40,369)	(371,244)
Increase (decrease)	6,563	$57,912	(21,140)	$(194,915)

Class R3 Shares
Shares sold	622,525	$5,499,000	1,207,397	$11,057,634
Reinvestment of distributions	64,817	573,638	115,615	1,057,225
Shares reacquired	(541,740)	(4,780,598)	(1,295,978)	(11,845,857)
Increase	145,602	$1,292,040	27,034	$269,002

Class R4 Shares(a)
Shares sold	24,208	$215,373	1,086	$10,000
Reinvestment of distributions	146	1,300	20	182
Increase	24,354	$216,673	1,106	$10,182

Class R5 Shares(a)
Shares sold	12,101	$104,833	1,085	$10,000
Reinvestment of distributions	187	1,669	21	193
Shares reacquired	(279)	(2,474)	–	–
Increase	12,009	$104,028	1,106	$10,193

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class R6 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	125,682	$1,118,712	908,360	$8,184,548
Reinvestment of distributions	23,379	207,028	7,044	63,044
Shares reacquired	(17,296)	(153,293)	–	–
Increase	131,765	$1,172,447	915,404	$8,247,592

High Yield Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	100,124,091	$685,943,639	137,999,727	$1,025,280,396
Converted from Class B*	43,263	299,424	130,119	974,675
Reinvestment of distributions	4,426,062	30,697,501	9,070,223	67,397,123
Shares reacquired	(69,375,326)	(479,435,285)	(102,814,952)	(767,961,309)
Increase	35,218,090	$237,505,279	44,385,117	$325,690,885

Class B Shares
Shares sold	9,918	$68,704	64,551	$488,002
Reinvestment of distributions	22,227	152,853	81,222	602,195
Shares reacquired	(143,940)	(988,443)	(390,957)	(2,899,508)
Converted to Class A*	(43,467)	(299,424)	(130,739)	(974,675)
Decrease	(155,262)	$(1,066,310)	(375,923)	$(2,783,986)

Class C Shares
Shares sold	16,407,556	$112,299,193	15,683,100	$116,475,259
Reinvestment of distributions	1,152,249	7,940,491	2,729,259	20,186,344
Shares reacquired	(7,972,122)	(54,585,637)	(15,556,209)	(115,522,920)
Increase	9,587,683	$65,654,047	2,856,150	$21,138,683

Class F Shares
Shares sold	91,862,538	$629,932,800	83,188,271	$618,936,168
Reinvestment of distributions	3,080,113	21,358,106	5,915,146	43,889,851
Shares reacquired	(43,438,984)	(298,042,317)	(63,026,865)	(468,047,491)
Increase	51,503,667	$353,248,589	26,076,552	$194,778,528

Class I Shares
Shares sold	63,243,777	$434,761,781	100,595,126	$754,678,457
Reinvestment of distributions	8,109,847	56,390,645	21,846,742	163,207,110
Shares reacquired	(59,352,291)	(409,587,241)	(143,624,345)	(1,080,031,492)
Increase (decrease)	12,001,333	$81,565,185	(21,182,477)	$(162,145,925)

Class P Shares
Shares sold	1,986	$13,885	18,830	$144,131
Reinvestment of distributions	1,119	7,841	8,810	66,854
Shares reacquired	(5,250)	(36,477)	(192,512)	(1,457,820)
Decrease	(2,145)	$(14,751)	(164,872)	$(1,246,835)

Notes to Financial Statements (unaudited)(continued)

High Yield Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	623,435	$4,330,444	449,114	$3,331,237
Reinvestment of distributions	7,411	51,891	10,207	76,442
Shares reacquired	(200,650)	(1,393,717)	(341,161)	(2,549,866)
Increase	430,196	$2,988,618	118,160	$857,813

Class R3 Shares
Shares sold	2,145,234	$14,921,807	3,384,185	$25,354,465
Reinvestment of distributions	206,647	1,438,570	394,445	2,945,537
Shares reacquired	(1,019,487)	(7,070,067)	(1,855,084)	(13,853,458)
Increase	1,332,394	$9,290,310	1,923,546	$14,446,544

Class R4 Shares(a)
Shares sold	720,786	$4,976,884	45,925	$331,565
Reinvestment of distributions	6,488	45,333	360	2,580
Shares reacquired	(10,365)	(72,626)	(147)	(1,069)
Increase	716,909	$4,949,591	46,138	$333,076

Class R5 Shares(a)
Shares sold	640,720	$4,560,576	1,352	$10,222
Reinvestment of distributions	3,327	23,794	33	240
Shares reacquired	(80,369)	(567,999)	–	–
Increase	563,678	$4,016,371	1,385	$10,462

Class R6 Shares(a)
Shares sold	6,837,771	$46,078,811	1,977,586	$14,409,980
Reinvestment of distributions	166,387	1,161,443	9,714	69,375
Shares reacquired	(2,289,787)	(15,475,445)	(17,239)	(123,097)
Increase	4,714,371	$31,764,809	1,970,061	$14,356,258

Income Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	29,974,503	$80,367,630	94,982,253	$270,244,126
Converted from Class B*	173,267	460,505	267,155	758,188
Reinvestment of distributions	6,798,935	18,219,986	16,956,555	47,874,622
Shares reacquired	(62,184,314)	(166,131,972)	(131,156,669)	(369,904,581)
Decrease	(25,237,609)	$(67,083,851)	(18,950,706)	$(51,027,645)

Class B Shares
Shares sold	27,878	$74,554	119,520	$334,630
Reinvestment of distributions	28,997	77,714	89,853	254,519
Shares reacquired	(299,636)	(799,993)	(741,453)	(2,096,919)
Converted to Class A*	(173,267)	(460,505)	(266,920)	(758,188)
Decrease	(416,028)	$(1,108,230)	(799,000)	$(2,265,958)

Notes to Financial Statements (unaudited)(continued)

Income Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	5,794,829	$15,576,845	19,271,620	$55,199,906
Reinvestment of distributions	1,546,236	4,163,612	3,863,768	10,959,120
Shares reacquired	(14,555,291)	(39,058,123)	(27,263,168)	(77,170,879)
Decrease	(7,214,226)	$(19,317,666)	(4,127,780)	$(11,011,853)

Class F Shares
Shares sold	28,135,139	$75,562,176	94,213,418	$268,393,787
Reinvestment of distributions	2,910,101	7,798,079	7,478,295	21,091,575
Shares reacquired	(48,176,162)	(128,448,537)	(86,121,991)	(241,425,993)
Increase (decrease)	(17,130,922)	$(45,088,282)	15,569,722	$48,059,369

Class I Shares
Shares sold	10,008,351	$26,915,817	18,163,708	$51,845,192
Reinvestment of distributions	761,820	2,041,198	1,560,431	4,398,271
Shares reacquired	(10,910,688)	(29,152,430)	(25,334,073)	(71,678,382)
Decrease	(140,517)	$(195,415)	(5,609,934)	$(15,434,919)

Class R2 Shares
Shares sold	176,325	$474,587	668,301	$1,901,691
Reinvestment of distributions	10,696	28,702	42,942	122,179
Shares reacquired	(934,765)	(2,479,369)	(638,083)	(1,817,778)
Increase (decrease)	(747,744)	$(1,976,080)	73,160	$206,092

Class R3 Shares
Shares sold	3,219,297	$8,662,374	10,358,481	$29,549,260
Reinvestment of distributions	433,504	1,165,012	953,521	2,696,478
Shares reacquired	(6,156,876)	(16,504,638)	(6,024,781)	(17,039,801)
Increase (decrease)	(2,504,075)	$(6,677,252)	5,287,221	$15,205,937

Class R4 Shares(a)
Shares sold	403,808	$1,082,810	3,559	$10,000
Reinvestment of distributions	439	1,205	67	183
Shares reacquired	(28,391)	(77,953)	–	–
Increase	375,856	$1,006,062	3,626	$10,183

Class R5 Shares(a)
Shares sold	10,014	$26,102	3,558	$10,000
Reinvestment of distributions	202	548	71	194
Shares reacquired	(12)	(32)	–	–
Increase	10,204	$26,618	3,629	$10,194

Class R6 Shares(a)
Shares sold	129,240	$344,891	3,691,072	$10,077,190
Reinvestment of distributions	35,777	95,581	22,217	60,579
Shares reacquired	(823,636)	(2,140,332)	(1,831,068)	(4,981,282)
Increase (decrease)	(658,619)	$(1,699,860)	1,882,221	$5,156,487

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,071,090	$36,351,148	10,457,042	$133,444,961
Reinvestment of distributions	450,509	5,356,074	1,152,783	14,590,185
Shares reacquired	(16,484,956)	(195,606,654)	(15,241,819)	(193,888,932)
Decrease	(12,963,357)	$(153,899,432)	(3,631,994)	$(45,853,786)

Class C Shares
Shares sold	238,446	$2,859,347	879,025	$11,250,611
Reinvestment of distributions	64,735	770,753	164,186	2,084,102
Shares reacquired	(1,529,765)	(18,198,253)	(3,361,336)	(42,986,995)
Decrease	(1,226,584)	$(14,568,153)	(2,318,125)	$(29,652,282)

Class F Shares
Shares sold	2,426,542	$28,794,944	9,811,221	$126,122,075
Reinvestment of distributions	170,490	2,028,805	531,011	6,746,817
Shares reacquired	(4,627,571)	(55,020,318)	(22,239,199)	(284,659,851)
Decrease	(2,030,539)	$(24,196,569)	(11,896,967)	$(151,790,959)

Class I Shares
Shares sold	2,314,457	$27,452,433	8,582,735	$109,154,873
Reinvestment of distributions	261,662	3,111,992	278,578	3,492,260
Shares reacquired	(1,846,271)	(21,891,928)	(3,416,851)	(43,406,375)
Increase	729,848	$8,672,497	5,444,462	$69,240,758

Class R2 Shares
Shares sold	1,823	$21,582	14,091	$176,703
Reinvestment of distributions	16	187	33	416
Shares reacquired	(10,487)	(123,070)	(9,916)	(123,277)
Increase (decrease)	(8,648)	$(101,301)	4,208	$53,842

Class R3 Shares
Shares sold	5,877	$69,451	12,880	$163,249
Reinvestment of distributions	378	4,501	679	8,556
Shares reacquired	(9,182)	(107,371)	(6,092)	(77,376)
Increase (decrease)	(2,927)	$(33,419)	7,467	$94,429

Class R4 Shares(a)
Shares sold	–	$–	777	$10,000
Reinvestment of distributions	17	204	13	165
Increase	17	$204	790	$10,165

Class R5 Shares(a)
Shares sold	–	$–	777	$10,000
Reinvestment of distributions	18	216	14	176
Increase	18	$216	791	$10,176

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class R6 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	777	$10,000
Reinvestment of distributions	18	223	15	181
Increase	18	$223	792	$10,181

Short Duration Income Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	411,016,760	$1,772,572,175	893,880,934	$3,961,588,272
Converted from Class B*	142,366	614,122	246,473	1,093,404
Reinvestment of distributions	43,563,234	187,810,441	91,905,994	406,826,440
Shares reacquired	(592,194,063)	(2,553,820,766)	(1,241,942,427)	(5,505,929,390)
Decrease	(137,471,703)	$(592,824,028)	(255,909,026)	$(1,136,421,274)

Class B Shares
Shares sold	108,499	$467,874	192,604	$853,472
Reinvestment of distributions	49,186	212,435	120,260	533,349
Shares reacquired	(558,922)	(2,414,518)	(1,519,499)	(6,736,682)
Converted to Class A*	(142,144)	(614,122)	(246,136)	(1,093,404)
Decrease	(543,381)	$(2,348,331)	(1,452,771)	$(6,443,265)

Class C Shares
Shares sold	135,780,717	$589,280,030	298,463,491	$1,330,840,268
Reinvestment of distributions	21,598,651	93,725,596	44,605,167	198,678,434
Shares reacquired	(220,735,785)	(957,933,130)	(491,282,720)	(2,191,242,589)
Decrease	(63,356,417)	$(274,927,504)	(148,214,062)	$(661,723,887)

Class F Shares
Shares sold	748,633,390	$3,225,023,570	1,221,077,862	$5,404,411,444
Reinvestment of distributions	40,319,464	173,770,783	78,200,510	345,765,173
Shares reacquired	(733,908,411)	(3,161,964,396)	(1,386,213,854)	(6,141,388,548)
Increase (decrease)	55,044,443	$236,829,957	(86,935,482)	$(391,211,931)

Class I Shares
Shares sold	554,515,298	$2,387,076,193	635,722,263	$2,815,623,660
Reinvestment of distributions	17,869,121	77,051,760	31,617,599	139,767,163
Shares reacquired	(353,751,807)	(1,524,493,851)	(627,276,250)	(2,775,568,367)
Increase	218,632,612	$939,634,102	40,063,612	$179,822,456

Class R2 Shares
Shares sold	1,908,015	$8,225,693	2,683,430	$11,880,734
Reinvestment of distributions	20,423	88,067	35,951	159,124
Shares reacquired	(1,093,685)	(4,718,745)	(2,030,727)	(8,999,578)
Increase	834,753	$3,595,015	688,654	$3,040,280

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	12,521,999	$54,039,418	28,202,616	$124,837,789
Reinvestment of distributions	942,958	4,070,418	1,400,415	6,195,132
Shares reacquired	(7,467,621)	(32,247,438)	(13,049,763)	(57,797,687)
Increase	5,997,336	$25,862,398	16,553,268	$73,235,234

Class R4 Shares(a)
Shares sold	2,734,261	$11,828,990	45,026	$197,663
Reinvestment of distributions	8,753	37,908	198	863
Shares reacquired	(220,571)	(954,091)	(3)	(11)
Increase	2,522,443	$10,912,807	45,221	$198,515

Class R5 Shares(a)
Shares sold	1,083,362	$4,659,412	27,073	$118,340
Reinvestment of distributions	9,296	40,089	171	747
Shares reacquired	(86,738)	(374,003)	–	–
Increase	1,005,920	$4,325,498	27,244	$119,087

Class R6 Shares(a)
Shares sold	6,679,839	$28,770,731	53,256,189	$234,958,513
Reinvestment of distributions	636,321	2,743,922	275,685	1,204,042
Shares reacquired	(14,312,214)	(61,358,152)	(2,143,932)	(9,373,706)
Increase (decrease)	(6,996,054)	$(29,843,499)	51,387,942	$226,788,849

Total Return Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	22,011,280	$226,484,441	52,365,905	$551,058,542
Converted from Class B*	106,853	1,098,700	181,996	1,916,981
Reinvestment of distributions	1,689,549	17,397,665	3,145,669	32,977,944
Shares reacquired	(14,233,364)	(146,340,005)	(23,754,476)	(248,617,444)
Increase	9,574,318	$98,640,801	31,939,094	$337,336,023

Class B Shares
Shares sold	39,597	$407,602	51,011	$535,182
Reinvestment of distributions	11,926	122,479	32,093	336,633
Shares reacquired	(121,048)	(1,244,354)	(253,827)	(2,661,735)
Converted to Class A*	(106,973)	(1,098,700)	(182,179)	(1,916,981)
Decrease	(176,498)	$(1,812,973)	(352,902)	$(3,706,901)

Class C Shares
Shares sold	3,078,790	$31,609,541	6,431,625	$67,570,369
Reinvestment of distributions	187,960	1,932,766	378,570	3,967,217
Shares reacquired	(2,498,875)	(25,640,211)	(4,084,693)	(42,758,572)
Increase	767,875	$7,902,096	2,725,502	$28,779,014

Notes to Financial Statements (unaudited)(concluded)

Total Return Fund		Six Months Ended May 31, 2016 (unaudited )		Year Ended November 30, 2015
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	14,261,644	$146,742,421	27,209,965	$285,871,003
Reinvestment of distributions	797,980	8,217,318	1,624,405	17,040,088
Shares reacquired	(11,272,196)	(116,178,175)	(24,244,603)	(253,215,764)
Increase	3,787,428	$38,781,564	4,589,767	$49,695,327

Class I Shares
Shares sold	5,747,177	$59,210,068	22,770,447	$239,957,844
Reinvestment of distributions	422,144	4,354,174	807,072	8,472,870
Shares reacquired	(7,682,866)	(79,039,175)	(12,626,615)	(132,373,824)
Increase (decrease)	(1,513,545)	$(15,474,933)	10,950,904	$116,056,890

Class P Shares
Shares sold	25,900	$268,801	17,109	$179,596
Reinvestment of distributions	3,948	40,836	8,768	92,423
Shares reacquired	(23,390)	(240,816)	(35,149)	(366,969)
Increase (decrease)	6,458	$68,821	(9,272)	$(94,950)

Class R2 Shares
Shares sold	181,160	$1,859,781	398,807	$4,208,475
Reinvestment of distributions	5,759	59,345	9,282	97,252
Shares reacquired	(110,967)	(1,148,367)	(191,757)	(2,004,007)
Increase	75,952	$770,759	216,332	$2,301,720

Class R3 Shares
Shares sold	2,081,874	$21,392,888	8,546,975	$89,904,117
Reinvestment of distributions	189,838	1,953,875	323,935	3,392,813
Shares reacquired	(1,819,051)	(18,732,351)	(2,594,291)	(27,114,708)
Increase	452,661	$4,614,412	6,276,619	$66,182,222

Class R4 Shares(a)
Shares sold	667,015	$6,873,227	95,790	$987,714
Reinvestment of distributions	4,943	51,201	73	756
Shares reacquired	(105,537)	(1,096,023)	(1)	(15)
Increase	566,421	$5,828,405	95,862	$988,455

Class R5 Shares(a)
Shares sold	115,789	$1,222,492	2,030	$21,028
Reinvestment of distributions	281	2,917	13	136
Shares reacquired	(27,607)	(286,902)	(58)	(600)
Increase	88,463	$938,507	1,985	$20,564

Class R6 Shares(a)
Shares sold	4,365,132	$44,845,366	777,709	$8,083,677
Reinvestment of distributions	58,626	605,673	2,466	25,426
Shares reacquired	(411,831)	(4,263,778)	(16,211)	(167,915)
Increase	4,011,927	$41,187,261	763,964	$7,941,188

†	For the period December 3, 2015 (commencement of operations) to May 31, 2016.
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2014. As to Convertible Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and three-year periods and below the median for the five-year and ten-year periods. As to Floating Rate Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and five-year periods and above the median for the three-year period. As to each of High Yield Fund, Income Fund and Short Duration Income Fund, the Board observed that the Fund’s

Approval of Advisory Contract (continued)

investment performance was above the median of the performance peer group for each of the periods. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and three-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Convertible Fund, the Board observed that the overall expense ratio was approximately the same as the median of the expense peer group. As to each of Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund, the Board observed that the overall expense ratio was below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability

Approval of Advisory Contract (continued)

of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Core Plus Bond Fund

At the initial organizational meeting for the Fund, the Board, including all of the Trustees who are not interested persons of the Fund or Lord Abbett, considered whether to approve the proposed management agreement between the Fund and Lord Abbett. The Board received materials relating to the management agreement before and at the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Morningstar regarding the effective management fee rates and expense ratios for the peer group; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and funds in the expense peer group; (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; and (4) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Approval of Advisory Contract (continued)

Investment Performance. Because the Fund had not yet begun operations, the Board was not able to review the Fund’s investment performance and compliance.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services to be performed by Lord and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expected expense levels of the Fund and the expense levels of the expense peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had entered into an agreement providing that Lord Abbett would waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class other than Class R6, excluding 12b-1 fees, would not exceed an annual rate of 0.48%, and the net operating expenses for Class R6 would not exceed an annual rate of 0.33%.

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund. The Board took into account Lord Abbett’s overall profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund.

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that the proposed management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the character and amount of fees to be paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

After considering all of the relevant factors, the Board unanimously found that approval of the management agreement was in the best interests of the Fund and voted unanimously to approve the management agreement. In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	LAIT-3 (07/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Diversified Equity Strategy Fund

Multi-Asset Balanced Opportunity Fund

Multi-Asset Growth Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

11	Diversified Equity Strategy Fund

12	Multi-Asset Balanced Opportunity Fund

15	Multi-Asset Growth Fund

18	Multi-Asset Income Fund

22	Statements of Assets and Liabilities

26	Statements of Operations

28	Statements of Changes in Net Assets

32	Financial Highlights

48	Notes to Financial Statements

73	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Diversified Equity Strategy Fund,
Lord Abbett Multi-Asset Balanced Opportunity Fund,
Lord Abbett Multi-Asset Growth Fund,
and Lord Abbett Multi-Asset Income Fund
Semiannual Report

For the six-month period ended May 31, 2016

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the six-month period ended May 31, 2016. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 through May 31, 2016).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 12/1/15 – 5/31/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			12/1/15 -
	12/1/15	5/31/16	5/31/16
Class A*
Actual	$1,000.00	$ 994.10	$1.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.70	$1.32
Class B*
Actual	$1,000.00	$ 990.40	$5.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.10
Class C*
Actual	$1,000.00	$ 990.70	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.05	$5.00
Class F*
Actual	$1,000.00	$ 995.20	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.45	$0.56
Class I*
Actual	$1,000.00	$ 995.70	$0.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.95	$0.05
Class R2*
Actual	$1,000.00	$ 982.20	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class R3*
Actual	$1,000.00	$ 993.30	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.50	$2.53
Class R4*
Actual	$1,000.00	$ 994.50	$1.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.80	$1.21
Class R5*
Actual	$1,000.00	$ 995.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.10	$0.00
Class R6*
Actual	$1,000.00	$ 995.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.10	$0.00

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.26% for Class A, 1.01% for Class B, 0.99% for Class C, 0.11% for Class F, 0.01% for Class I, 0.60% for Class R2, 0.50% for Class R3, 0.24% for Class R4, 0.00% for Classes R5 and R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Diversified Equity Strategy Fund invests.
*	The annualized expenses have been updated (0.29% for Class A, 1.04% for Class B, 1.02% for Class C, 0.14% for Class F, 0.04% for Class I, 0.64% for Class R2, 0.54% for Class R3, 0.29% for Class R4 and 0.04% for Classes R5 and R6. Had these updates been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

3

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$1.45	$1.47
Class B	$5.18	$5.25
Class C	$5.18	$5.15
Class F	$0.70	$0.71
Class I	$0.20	$0.20
Class R2	$3.18	$3.25
Class R3	$2.68	$2.72
Class R4	$1.45	$1.47
Class R5	$0.20	$0.20
Class R6	$0.20	$0.20

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2016

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	20.01%
Lord Abbett Developing Growth Fund, Inc.-Class I	5.00%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	15.02%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	14.98%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	15.10%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	11.96%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	7.94%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	9.95%
Repurchase Agreement	0.04%
Total	100.00%

*	Represents percent of total investments.

4

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			12/1/15 -
	12/1/15	5/31/16	5/31/16
Class A*
Actual	$1,000.00	$1,008.80	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.20	$1.82
Class B*
Actual	$1,000.00	$1,005.00	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.60
Class C*
Actual	$1,000.00	$1,005.20	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.55
Class F*
Actual	$1,000.00	$1,009.50	$1.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.95	$1.06
Class I*
Actual	$1,000.00	$1,010.00	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.45	$0.56
Class P*
Actual	$1,000.00	$1,007.90	$2.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$2.83
Class R2*
Actual	$1,000.00	$1,006.80	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.59
Class R3*
Actual	$1,000.00	$1,007.70	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98
Class R4*
Actual	$1,000.00	$1,008.90	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class R5*
Actual	$1,000.00	$1,010.00	$0.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.55	$0.46
Class R6*
Actual	$1,000.00	$1,009.20	$0.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.40	$0.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.36% for Class A, 1.11% for Class B, 1.10% for Class C, 0.21% for Class F, 0.11% for Class I, 0.56% for Class P, 0.71% for Class R2, 0.59% for Class R3, 0.35% for Class R4, 0.09% for Class R5 and 0.12% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.
*	The annualized expenses have been updated (0.39% for Class A, 1.14% for Class B, 1.13% for Class C, 0.24% for Class F, 0.14% for Class I, 0.59% for Class P, 0.74% for Class R2, 0.64% for Class R3, 0.39% for Class R4, 0.14% for Class R5 and 0.14% for Class R6. Had these updates been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

5

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$1.96	$1.97
Class B	$5.71	$5.75
Class C	$5.66	$5.70
Class F	$1.21	$1.21
Class I	$0.70	$0.71
Class P	$2.96	$2.98
Class R2	$3.71	$3.74
Class R3	$3.21	$3.23
Class R4	$1.96	$1.97
Class R5	$0.70	$0.71
Class R6	$0.70	$0.71

Portfolio Holdings Presented by Asset Allocation

May 31, 2016

Asset Allocation	%*
Mutual Funds	99.14%
Exchange Traded Fund	.86%
Total	100.00%

*	Represents percent of total investments.

6

Multi-Asset Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			12/1/15 -
	12/1/15	5/31/16	5/31/16
Class A*
Actual	$1,000.00	$1,010.60	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.20	$1.82
Class B*
Actual	$1,000.00	$1,006.60	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.60
Class C*
Actual	$1,000.00	$1,006.30	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.55
Class F*
Actual	$1,000.00	$1,011.30	$1.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.95	$1.06
Class I*
Actual	$1,000.00	$1,011.80	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.45	$0.56
Class P*
Actual	$1,000.00	$1,009.80	$2.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.80	$2.23
Class R2*
Actual	$1,000.00	$1,008.30	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.59
Class R3*
Actual	$1,000.00	$1,009.50	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98
Class R4*
Actual	$1,000.00	$1,010.50	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class R5*
Actual	$1,000.00	$1,011.20	$0.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.55	$0.46
Class R6*
Actual	$1,000.00	$1,011.30	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.45	$0.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.36% for Class A, 1.11% for Class B, 1.10% for Class C, 0.21% for Class F, 0.11% for Class I, 0.44% for Class P, 0.71% for Class R2, 0.59% for Class R3, 0.35% for Class R4, 0.09% for Class R5 and 0.11% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Growth Fund invests.
*	The annualized expenses have been updated (0.39% for Class A, 1.14% for Class B, 1.13% for Class C, 0.24% for Class F, 0.14% for Class I, 0.47% for Class P, 0.74% for Class R2, 0.64% for Class R3, 0.39% for Class R4, 0.14% for Class R5 and 0.14% for R6. Had these updates been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

7

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$1.96	$1.97
Class B	$5.72	$5.75
Class C	$5.67	$5.70
Class F	$1.21	$1.21
Class I	$0.70	$0.71
Class P	$2.36	$2.38
Class R2	$3.72	$3.74
Class R3	$3.22	$3.23
Class R4	$1.96	$1.97
Class R5	$0.70	$0.71
Class R6	$0.70	$0.71

Portfolio Holdings Presented by Asset Allocation

May 31, 2016

Asset Allocation	%*
Mutual Funds	99.15%
Exchange Traded Fund	.85%
Total	100.00%

*	Represents percent of total investments.

8

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			12/1/15 -
	12/1/15	5/31/16	5/31/16
Class A*
Actual	$1,000.00	$1,009.90	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.20	$1.82
Class B*
Actual	$1,000.00	$1,006.60	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.60
Class C*
Actual	$1,000.00	$1,006.00	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.60
Class F*
Actual	$1,000.00	$1,011.30	$1.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.95	$1.06
Class I*
Actual	$1,000.00	$1,011.20	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.45	$0.56
Class R2*
Actual	$1,000.00	$1,007.70	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.59
Class R3*
Actual	$1,000.00	$1,008.70	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class R4*
Actual	$1,000.00	$1,010.00	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class R5*
Actual	$1,000.00	$1,011.10	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.45	$0.56
Class R6*
Actual	$1,000.00	$1,011.30	$0.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.50	$0.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.36% for Class A, 1.11% for Classes B and C, 0.21% for Class F, 0.11% for Class I, 0.71% for Class R2, 0.60% for Class R3, 0.35% for Class R4, 0.11% for Class R5 and 0.10% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.
*	The annualized expenses have been updated (0.39% for Class A, 1.14% for Classes B and C, 0.24% for Class F, 0.14% for Class I, 0.74% for Class R2, 0.64% for Class R3, 0.39% for Class R4 and 0.14% for Class R5 and 0.14% for Class R6. Had these updates been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

9

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$1.96	$1.97
Class B	$5.72	$5.75
Class C	$5.72	$5.75
Class F	$1.21	$1.21
Class I	$0.70	$0.71
Class R2	$3.71	$3.74
Class R3	$3.23	$3.25
Class R4	$1.96	$1.98
Class R5	$0.70	$0.71
Class R6	$0.70	$0.70

Portfolio Holdings Presented by Asset Allocation

May 31, 2016

Asset Allocation	%*
Mutual Funds	99.04%
Exchange Traded Fund	.96%
Total	100.00%

*	Represents percent of total investments.

10

Schedule of Investments (unaudited)

DIVERSIFIED EQUITY STRATEGY FUND May 31, 2016

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.04%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,551,758	$52,495
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	680,812	13,113
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	3,192,365	39,394
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(d)	1,776,196	39,307
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund- Class I*(e)	1,897,811	39,626
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,620,707	31,370
Lord Abbett Securities Trust-International Opportunities Fund- Class I(g)	1,235,921	20,825
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,350,344	26,116
Total Investments in Underlying Funds (cost $253,944,458)		262,246
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement
Repurchase Agreement dated 5/31/2016, 0.03% due 6/1/2016 with Fixed Income Clearing Corp. collateralized by $125,000 of Federal Home Loan Mortgage Corp. at 1.20% due 6/12/2018; value: $123,594; proceeds: $117,369 (cost $117,369)	$117	$117
Total Investments in Securities 100.08% (cost $254,061,827)		262,363
Liabilities in Excess of Other Assets (0.08)%		(220)
Net Assets 100.00%		$262,143

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$262,246	$–	$–	$262,246
Repurchase Agreement	–	117	–	117
Total	$262,246	$117	$–	$262,363

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment type.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2016

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.84%

EXCHANGE-TRADED FUND 0.86%
WisdomTree Japan Hedged Equity Fund (cost $21,710,441)	392,381	$17,222

INVESTMENTS IN UNDERLYING FUNDS(a) 98.98%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	10,163,317	193,001
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	12,228,816	236,750
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	18,900,241	203,367
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	7,106,575	78,101
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	34,562,890	178,690
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	70,307,828	504,810
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	935,106	11,193
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	45,118,723	304,551
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	9,286,444	242,655
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	7,740,047	33,515
Total Investments in Underlying Funds (cost $2,087,509,947)		1,986,633
Total Investments in Securities 99.84% (cost $2,109,220,388)		2,003,855
Other Assets in Excess of Liabilities(k) 0.16%		3,186
Net Assets 100.00%		$2,007,041

(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2016

Open Forward Foreign Currency Exchange Contracts at May 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	Standard Chartered Bank	8/31/2016	39,590,000	$28,561,651	$28,523,667	$37,984
Australian dollar	Sell	State Street Bank and Trust	7/28/2016	982,000	757,770	708,297	49,473
British pound	Sell	Standard Chartered Bank	8/31/2016	16,435,000	24,162,596	23,818,530	344,066
British pound	Sell	State Street Bank and Trust	7/28/2016	1,363,000	1,993,885	1,974,824	19,061
Canadian dollar	Sell	UBS AG	8/31/2016	11,814,000	9,056,246	9,009,907	46,339
euro	Sell	State Street Bank and Trust	7/28/2016	3,022,000	3,432,342	3,368,884	63,458
euro	Sell	State Street Bank and Trust	8/31/2016	80,115,000	90,010,965	89,416,522	594,443
Japanese yen	Sell	Bank of America	8/30/2016	2,196,400,000	19,986,624	19,892,521	94,103
Japanese yen	Sell	State Street Bank and Trust	8/31/2016	1,810,000,000	16,548,617	16,393,474	155,143
Swiss franc	Sell	State Street Bank and Trust	7/28/2016	971,000	1,003,394	979,408	23,986
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,428,056

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	8/30/2016	13,650,000	$20,077,375	$19,782,192	$(295,183)
Japanese yen	Sell	State Street Bank and Trust	7/29/2016	279,269,000	2,523,188	2,526,719	(3,531)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(298,714)

Open Futures Contracts at May 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2016	79	Short	$(10,245,352)	$(1,288)

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Exchange-Traded Fund	$17,222	$–	$–	$17,222
Investments in Underlying Funds	1,986,633	–	–	1,986,633
Total	$2,003,855	$–	$–	$2,003,855

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,428	$–	$1,428
Liabilities	–	(299)	–	(299)
Futures Contracts
Assets	–	–	–	–
Liabilities	(1)	–	–	(1)
Total	$(1)	$1,129	$–	$1,128

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment type.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET GROWTH FUND May 31, 2016

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.73%

EXCHANGE-TRADED FUND 0.85%
WisdomTree Japan Hedged Equity Fund (cost $12,218,303)	220,826	$9,692

INVESTMENTS IN UNDERLYING FUNDS(a) 98.88%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,202,035	47,326
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	6,141,534	116,628
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	9,831,602	190,340
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	3,570,466	39,239
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	39,798,115	285,750
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	560,520	6,709
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	33,762,917	227,900
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	7,670,293	200,425
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	3,334,358	14,438
Total Investments in Underlying Funds (cost $1,175,164,515)		1,128,755
Total Investments in Securities 99.73% (cost $1,187,382,818)		1,138,447
Other Assets in Excess of Liabilities(j) 0.27%		3,058
Net Assets 100.00%		$1,141,505

(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

MULTI-ASSET GROWTH FUND May 31, 2016

Open Forward Foreign Currency Exchange Contracts at May 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	Standard Chartered Bank	8/31/2016	25,150,000	$18,144,115	$18,119,985	$24,130
Australian dollar	Sell	State Street Bank and Trust	7/28/2016	547,000	422,098	394,540	27,558
British pound	Sell	Standard Chartered Bank	8/31/2016	10,635,000	15,635,486	15,412,842	222,644
British pound	Sell	State Street Bank and Trust	7/28/2016	759,000	1,110,314	1,099,700	10,614
Canadian dollar	Sell	UBS AG	8/31/2016	2,628,000	2,014,543	2,004,235	10,308
euro	Sell	State Street Bank and Trust	7/28/2016	1,683,000	1,911,526	1,876,185	35,341
euro	Sell	State Street Bank and Trust	8/31/2016	52,875,000	59,406,225	59,013,900	392,325
Japanese yen	Sell	Bank of America	8/30/2016	1,245,000,000	11,329,151	11,275,810	53,341
Japanese yen	Sell	State Street Bank and Trust	8/31/2016	1,220,000,000	11,154,316	11,049,745	104,571
Swiss franc	Sell	State Street Bank and Trust	7/28/2016	541,000	559,048	545,684	13,364
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$894,196

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	8/30/2016	7,740,000	$11,384,534	$11,217,155	$(167,379)
Japanese yen	Sell	State Street Bank and Trust	7/29/2016	155,537,000	1,405,273	1,407,239	(1,966)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(169,345)

Open Futures Contracts at May 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2016	100	Short	$(12,968,800)	$(1,632)

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET GROWTH FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Exchange-Traded Fund	$9,692	$–	$–	$9,692
Investments in Underlying Funds	1,128,755	–	–	1,128,755
Total	$1,138,447	$–	$–	$1,138,447

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$894	$–	$894
Liabilities	–	(169)	–	(169)
Futures Contracts
Assets	–	–	–	–
Liabilities	(2)	–	–	(2)
Total	$(2)	$725	$–	$723

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment type.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2016

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.82%

EXCHANGE-TRADED FUND 0.96%
WisdomTree Japan Hedged Equity Fund (cost $23,040,795)	416,425	$18,277

INVESTMENTS IN UNDERLYING FUNDS(a) 98.86%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	4,186,288	81,047
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	17,775,223	191,261
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	5,895,331	64,790
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	33,201,734	171,653
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	93,695,187	672,731
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	856,855	10,257
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	26,796,778	180,878
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	3,163,116	82,652
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	100,203,762	433,882
Total Investments in Underlying Funds (cost $2,054,051,896)		1,889,151
Total Investments in Securities 99.82% (cost $2,077,092,691)		1,907,428
Other Assets in Excess of Liabilities(k) 0.18%		3,516
Net Assets 100.00%		$1,910,944

(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND May 31, 2016

Open Forward Foreign Currency Exchange Contracts at May 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	Standard Chartered Bank	8/31/2016	35,945,000	$25,932,017	$25,897,530	$34,487
Australian dollar	Sell	State Street Bank and Trust	7/28/2016	1,005,000	775,519	724,887	50,632
British pound	Sell	Standard Chartered Bank	8/31/2016	14,935,000	21,957,308	21,644,645	312,663
British pound	Sell	State Street Bank and Trust	7/28/2016	1,395,000	2,040,697	2,021,188	19,509
Canadian dollar	Sell	UBS AG	8/31/2016	5,672,000	4,347,979	4,325,731	22,248
euro	Sell	State Street Bank and Trust	7/28/2016	3,094,000	3,514,119	3,449,149	64,970
euro	Sell	State Street Bank and Trust	8/31/2016	82,740,000	92,960,210	92,346,290	613,920
Japanese yen	Sell	Bank of America	8/30/2016	2,096,000,000	19,073,011	18,983,210	89,801
Japanese yen	Sell	State Street Bank and Trust	8/31/2016	2,010,000,000	18,377,193	18,204,907	172,286
Swiss franc	Sell	State Street Bank and Trust	7/28/2016	994,000	1,027,161	1,002,607	24,554
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,405,070

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	8/30/2016	13,021,000	$19,152,198	$18,870,617	$(281,581)
Japanese yen	Sell	State Street Bank and Trust	7/29/2016	285,850,000	2,582,647	2,586,261	(3,614)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(285,195)

Open Futures Contracts at May 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2016	90	Short	$(11,671,875)	$(1,424)

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2016

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Exchange-Traded Fund	$18,277	$–	$–	$18,277
Investments in Underlying Funds	1,889,151	–	–	1,889,151
Total	$1,907,428	$–	$–	$1,907,428

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,405	$–	$1,405
Liabilities	–	(285)	–	(285)
Futures Contracts
Assets	–	–	–	–
Liabilities	(1)	–	–	(1)
Total	$(1)	$1,120	$–	$1,119

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment type.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2016.

20	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)

May 31, 2016

	Diversified	Multi-Asset Balanced
	Equity Strategy	Opportunity
	Fund	Fund
ASSETS:
Investments in securities, at cost	$117,369	$21,710,441
Investments in Underlying Funds, at cost	253,944,458	2,087,509,947
Investments in securities, at fair value	$117,369	$17,221,602
Investments in Underlying Funds, at value	262,245,497	1,986,633,274
Deposits with brokers for derivatives collateral	–	4,385,000
Receivables:
Dividends	–	3,329,993
Capital shares sold	143,544	1,374,691
Investment in Underlying Funds sold	–	6,380,971
From affiliate (See Note 3)	77,795	324,566
Unrealized appreciation on forward foreign currency exchange contracts	–	1,428,056
Prepaid expenses and other assets	103,376	135,571
Total assets	262,687,581	2,021,213,724
LIABILITIES:
Payables:
Investment in Underlying Funds purchased	–	3,451,676
Capital shares reacquired	384,422	3,668,972
Management fee	–	169,148
12b-1 distribution plan	39,310	641,853
Trustees’ fees	21,252	217,185
Fund administration	8,729	67,660
Variation margin for futures contracts	–	974
To bank	–	5,253,276
Unrealized depreciation on forward foreign currency exchange contracts	–	298,714
Accrued expenses	91,349	403,345
Total liabilities	545,062	14,172,803
NET ASSETS	$262,142,519	$2,007,040,921
COMPOSITION OF NET ASSETS:
Paid-in capital	$248,435,217	$2,138,168,651
Undistributed net investment income	856,088	872,744
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	4,550,175	(27,763,016)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	8,301,039	(104,237,458)
Net Assets	$262,142,519	$2,007,040,921

22	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2016

		Multi-Asset
	Diversified	Balanced
	Equity Strategy	Opportunity
	Fund	Fund

Net assets by class:
Class A Shares	$162,562,165	$1,496,513,441
Class B Shares	$3,393,341	$16,262,122
Class C Shares	$58,687,589	$381,350,330
Class F Shares	$4,539,086	$58,338,337
Class I Shares	$18,868,165	$14,745,507
Class P Shares	–	$805,181
Class R2 Shares	$5,055	$627,878
Class R3 Shares	$14,057,962	$38,286,923
Class R4 Shares	$9,704	$76,169
Class R5 Shares	$9,726	$9,647
Class R6 Shares	$9,726	$25,386
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	9,378,525	139,616,916
Class B Shares	200,059	1,517,447
Class C Shares	3,487,153	35,780,429
Class F Shares	261,913	5,445,422
Class I Shares	1,079,336	1,375,933
Class P Shares	–	75,424
Class R2 Shares	285.44	57,497
Class R3 Shares	820,092	3,579,618
Class R4 Shares	561	7,103
Class R5 Shares	556.35	900
Class R6 Shares	556.44	2,370
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.33	$10.72
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75% and 2.25%, respectively)	$18.39	$10.97
Class B Shares-Net asset value	$16.96	$10.72
Class C Shares-Net asset value	$16.83	$10.66
Class F Shares-Net asset value	$17.33	$10.71
Class I Shares-Net asset value	$17.48	$10.72
Class P Shares-Net asset value	–	$10.68
Class R2 Shares-Net asset value	$17.71	$10.92
Class R3 Shares-Net asset value	$17.14	$10.70
Class R4 Shares-Net asset value	$17.30	$10.72
Class R5 Shares-Net asset value	$17.48	$10.72
Class R6 Shares-Net asset value	$17.48	$10.71

See Notes to Financial Statements.	23

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2016

	Multi-Asset	Multi-Asset
	Growth Fund	Income Fund
ASSETS:
Investments in securities, at cost	$12,218,303	$23,040,795
Investments in Underlying Funds, at cost	1,175,164,515	2,054,051,896
Investments in securities, at fair value	$9,692,053	$18,276,893
Investments in Underlying Funds, at value	1,128,755,143	1,889,151,352
Deposits with brokers for derivatives collateral	3,112,500	5,720,000
Receivables:
Dividends	1,613,042	5,506,308
Capital shares sold	770,000	1,266,133
Investment in Underlying Funds sold	3,811,976	7,750,036
From affiliate (See Note 3)	217,337	273,928
Unrealized appreciation on forward foreign currency exchange contracts	894,196	1,405,070
Prepaid expenses and other assets	122,835	141,060
Total assets	1,148,989,082	1,929,490,780
LIABILITIES:
Payables:
Investment in Underlying Funds purchased	1,671,935	5,703,034
Capital shares reacquired	1,380,868	3,854,632
Management fee	95,819	162,358
12b-1 distribution plan	349,048	775,182
Trustees’ fees	88,987	119,915
Fund administration	38,328	64,943
Variation margin for futures contracts	1,348	1,021
To bank	3,427,206	7,178,344
Unrealized depreciation on forward foreign currency exchange contracts	169,345	285,195
Accrued expenses	261,144	402,068
Total liabilities	7,484,028	18,546,692
NET ASSETS	$1,141,505,054	$1,910,944,088
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,200,233,201	$2,186,770,931
Undistributed net investment income	1,883,233	1,465,783
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(12,398,977)	(108,746,631)
Net unrealized depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(48,212,403)	(168,545,995)
Net Assets	$1,141,505,054	$1,910,944,088

24	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2016

	Multi-Asset	Multi-Asset
	Growth Fund	Income Fund

Net assets by class:
Class A Shares	$822,031,595	$914,176,327
Class B Shares	$11,325,912	$3,447,162
Class C Shares	$218,494,694	$652,609,972
Class F Shares	$51,188,296	$309,553,207
Class I Shares	$11,132,459	$13,380,415
Class P Shares	$1,925	–
Class R2 Shares	$138,983	$280,989
Class R3 Shares	$26,965,914	$17,380,454
Class R4 Shares	$105,814	$31,425
Class R5 Shares	$9,699	$9,757
Class R6 Shares	$109,763	$74,380
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	51,870,676	66,593,186
Class B Shares	719,827	247,671
Class C Shares	13,924,313	46,914,136
Class F Shares	3,231,371	22,552,276
Class I Shares	698,877	979,834
Class P Shares	120	–
Class R2 Shares	8,609	19,983
Class R3 Shares	1,707,006	1,266,025
Class R4 Shares	6,679	2,289
Class R5 Shares	609	715
Class R6 Shares	6,889	5,448
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.85	$13.73
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.21	$14.05
Class B Shares-Net asset value	$15.73	$13.92
Class C Shares-Net asset value	$15.69	$13.91
Class F Shares-Net asset value	$15.84	$13.73
Class I Shares-Net asset value	$15.93	$13.66
Class P Shares-Net asset value	$16.04	–
Class R2 Shares-Net asset value	$16.14	$14.06
Class R3 Shares-Net asset value	$15.80	$13.73
Class R4 Shares-Net asset value	$15.84	$13.73
Class R5 Shares-Net asset value	$15.93	$13.65
Class R6 Shares-Net asset value	$15.93	$13.65

See Notes to Financial Statements.	25

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2016

		Multi-Asset
	Diversified	Balanced
	Equity Strategy	Opportunity
	Fund	Fund
Investment income:
Dividends received from Underlying Funds	$1,423,148	$33,714,148
Dividends received from Exchange-Traded Funds	–	155,257
Interest and other	12	292,436
Total investment income	1,423,160	34,161,841
Expenses:
Management fee	128,046	998,689
12b-1 distribution plan-Class A	198,643	1,840,325
12b-1 distribution plan-Class B	19,132	90,830
12b-1 distribution plan-Class C	283,664	1,912,613
12b-1 distribution plan-Class F	1,885	33,267
12b-1 distribution plan-Class P	–	2,080
12b-1 distribution plan-Class R2	27	1,928
12b-1 distribution plan-Class R3	32,929	89,432
12b-1 distribution plan-Class R4	12	85
Shareholder servicing	219,703	1,152,337
Professional	17,262	19,765
Reports to shareholders	11,475	79,169
Fund administration	8,729	67,660
Custody	3,712	19,602
Trustees’ fees	3,074	24,312
Registration	76,273	120,436
Other	9,617	47,549
Gross expenses	1,014,183	6,500,079
Expense reductions (See Note 9)	(318)	(2,986)
Expenses assumed by Underlying Funds (See Note 3)	(340,798)	(1,460,184)
Fees waived and expenses reimbursed (See Note 3)	(128,046)	–
Net expenses	545,021	5,036,909
Net investment income	878,139	29,124,932
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	5,163,133	168,035
Capital gain distributions received from Exchange-Traded Funds	–	872,600
Net realized gain (loss) on Investments in Underlying Funds	4,688,062	(10,383,033)
Net realized loss on Investments in Securities	–	(248,729)
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	–	(7,731,037)
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	(12,906,479)	(2,493,400)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	–	225,667
Net realized and unrealized loss	(3,055,284)	(19,589,897)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,177,145)	$9,535,035

26	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2016

	Multi-Asset	Multi-Asset
	Growth Fund	Income Fund
Investment income:
Dividends received from Underlying Funds	$16,069,934	$45,194,429
Dividends received from Exchange-Traded Funds	87,376	164,771
Interest and other	162,603	307,476
Total investment income	16,319,913	45,666,676
Expenses:
Management fee	561,424	995,131
12b-1 distribution plan-Class A	1,000,675	1,159,438
12b-1 distribution plan-Class B	62,500	19,869
12b-1 distribution plan-Class C	1,082,728	3,378,795
12b-1 distribution plan-Class F	26,376	175,689
12b-1 distribution plan-Class P	4	–
12b-1 distribution plan-Class R2	407	1,445
12b-1 distribution plan-Class R3	63,779	42,114
12b-1 distribution plan-Class R4	114	35
Shareholder servicing	744,361	963,040
Professional	18,517	19,868
Reports to shareholders	49,483	81,898
Fund administration	38,328	64,943
Custody	14,323	22,615
Trustees’ fees	13,665	25,108
Registration	104,730	116,555
Other	29,895	53,398
Gross expenses	3,811,309	7,119,941
Expense reductions (See Note 9)	(1,636)	(3,098)
Expenses assumed by Underlying Funds (See Note 3)	(973,338)	(1,279,384)
Net expenses	2,836,335	5,837,459
Net investment income	13,483,578	39,829,217
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	79,097	155,274
Capital gain distributions received from Exchange-Traded Funds	491,086	926,071
Net realized loss on Investments in Underlying Funds	(2,855,122)	(87,432,869)
Net realized loss on Investments in Securities	(138,886)	(275,556)
Net realized loss on futures contracts, swaps and foreign currency related transactions	(5,844,717)	(8,640,165)
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	2,244,945	63,082,783
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	131,895	117,716
Net realized and unrealized loss	(5,891,702)	(32,066,746)
Net Increase in Net Assets Resulting From Operations	$7,591,876	$7,762,471

See Notes to Financial Statements.	27

Statements of Changes in Net Assets

	Diversified Equity Strategy Fund
	For the Six Months
	Ended May 31, 2016	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	November 30, 2015
Operations:
Net investment income	$878,139	$1,594,630
Capital gain distributions received from Underlying Funds	5,163,133	18,168,763
Net realized gain on Investments in Underlying Funds	4,688,062	8,909,975
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	(12,906,479)	(25,776,891)
Net increase (decrease) in net assets resulting from operations	(2,177,145)	2,896,477
Distributions to shareholders from:
Net investment income
Class A	(3,656,142)	(3,394,820)
Class B	(55,311)	(85,364)
Class C	(890,127)	(975,229)
Class F	(96,715)	(96,638)
Class I	(463,260)	(418,534)
Class R2	(197)	(4,300)
Class R3	(284,604)	(228,761)
Class R4	(225)	–
Class R5	(234)	–
Class R6	(235)	–
Net realized gain
Class A	(13,752,118)	(18,182,348)
Class B	(374,875)	(745,180)
Class C	(5,221,354)	(7,583,094)
Class F	(340,087)	(484,652)
Class I	(1,562,542)	(2,019,078)
Class R2	(5,811)	(27,371)
Class R3	(1,188,196)	(1,337,736)
Class R4	(795)	–
Class R5	(788)	–
Class R6	(789)	–
Total distributions to shareholders	(27,894,405)	(35,583,105)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	23,403,418	52,968,632
Reinvestment of distributions	26,527,938	33,932,740
Cost of shares reacquired	(31,623,241)	(54,420,304)
Net increase in net assets resulting from capital share transactions	18,308,115	32,481,068
Net decrease in net assets	(11,763,435)	(205,560)
NET ASSETS:
Beginning of period	$273,905,954	$274,111,514
End of period	$262,142,519	$273,905,954
Undistributed net investment income	$856,088	$5,424,999

28	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Multi-Asset Balanced Opportunity Fund
	For the Six Months
	Ended May 31, 2016	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2015
Operations:
Net investment income	$29,124,932	$58,467,230
Capital gain distributions received from Underlying Funds	168,035	83,745,653
Capital gain distributions received from Exchange-Traded Funds	872,600	–
Net realized gain (loss) on Investments and Underlying Funds	(10,631,762)	16,732,003
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(7,731,037)	11,035,472
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	(2,493,400)	(268,545,444)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	225,667	952,723
Net increase (decrease) in net assets resulting from operations	9,535,035	(97,612,363)
Distributions to shareholders from:
Net investment income
Class A	(28,196,718)	(75,904,800)
Class B	(286,482)	(1,250,883)
Class C	(6,053,616)	(16,478,725)
Class F	(1,340,846)	(3,909,064)
Class I	(360,884)	(1,773,985)
Class P	(17,075)	(55,658)
Class R2	(10,066)	(56,618)
Class R3	(663,901)	(1,746,104)
Class R4	(1,389)	(109)
Class R5	(186)	(118)
Class R6	(295)	(118)
Net realized gain
Class A	(61,634,388)	(57,728,795)
Class B	(830,322)	(1,267,924)
Class C	(16,450,193)	(14,400,302)
Class F	(3,059,861)	(2,792,720)
Class I	(1,240,899)	(1,348,564)
Class P	(39,443)	(47,263)
Class R2	(24,232)	(53,724)
Class R3	(1,518,994)	(1,357,233)
Class R4	(2,962)	–
Class R5	(378)	–
Class R6	(378)	–
Total distributions to shareholders	(121,733,508)	(180,172,707)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	158,333,353	644,223,891
Reinvestment of distributions	116,170,024	172,685,882
Cost of shares reacquired	(319,289,934)	(459,903,117)
Net increase (decrease) in net assets resulting from capital share transactions	(44,786,557)	357,006,656
Net increase (decrease) in net assets	(156,985,030)	79,221,586
NET ASSETS:
Beginning of period	$2,164,025,951	$2,084,804,365
End of period	$2,007,040,921	$2,164,025,951
Undistributed net investment income	$872,744	$8,679,270

See Notes to Financial Statements.	29

Statements of Changes in Net Assets (continued)

	Multi-Asset Growth Fund
	For the Six Months
	Ended May 31, 2016	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2015
Operations:
Net investment income	$13,483,578	$30,855,145
Capital gain distributions received from Underlying Funds	79,097	45,898,705
Capital gain distributions received from Exchange-Traded Funds	491,086	–
Net realized gain (loss) on Investments and Underlying Funds	(2,994,008)	11,644,460
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(5,844,717)	6,008,529
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	2,244,945	(140,684,577)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	131,895	512,150
Net increase (decrease) in net assets resulting from operations	7,591,876	(45,765,588)
Distributions to shareholders from:
Net investment income
Class A	(19,567,529)	(37,350,376)
Class B	(270,043)	(744,649)
Class C	(4,600,331)	(8,288,536)
Class F	(1,390,514)	(2,732,937)
Class I	(319,138)	(657,668)
Class P	(43)	(83)
Class R2	(3,129)	(10,957)
Class R3	(610,851)	(1,036,614)
Class R4	(2,384)	(43)
Class R5	(233)	(49)
Class R6	(778)	(49)
Net realized gain
Class A	(37,606,342)	(52,501,751)
Class B	(645,593)	(1,360,943)
Class C	(10,561,522)	(13,547,586)
Class F	(2,682,523)	(3,386,353)
Class I	(609,768)	(867,457)
Class P	(83)	(123)
Class R2	(10,765)	(18,029)
Class R3	(1,220,758)	(1,497,548)
Class R4	(4,412)	–
Class R5	(423)	–
Class R6	(423)	–
Total distributions to shareholders	(80,107,585)	(124,001,751)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	83,160,283	361,913,933
Reinvestment of distributions	76,790,384	118,932,308
Cost of shares reacquired	(162,083,712)	(255,021,356)
Net increase (decrease) in net assets resulting from capital share transactions	(2,133,045)	225,824,885
Net increase (decrease) in net assets	(74,648,754)	56,057,546
NET ASSETS:
Beginning of period	$1,216,153,808	$1,160,096,262
End of period	$1,141,505,054	$1,216,153,808
Undistributed net investment income	$1,883,233	$15,164,628

30	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
	For the Six Months
	Ended May 31, 2016	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	November 30, 2015
Operations:
Net investment income	$39,829,217	$85,780,630
Capital gain distributions received from Underlying Funds	155,274	69,102,800
Capital gain distributions received from Exchange-Traded Funds	926,071	–
Net realized loss on Investments and Underlying Funds	(87,708,425)	(8,364,430)
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(8,640,165)	11,762,667
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	63,082,783	(238,941,938)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	117,716	1,319,787
Net increase (decrease) in net assets resulting from operations	7,762,471	(79,340,484)
Distributions to shareholders from:
Net investment income
Class A	(18,657,920)	(53,445,765)
Class B	(63,254)	(250,565)
Class C	(10,958,867)	(32,456,451)
Class F	(7,265,338)	(28,344,611)
Class I	(287,948)	(1,073,702)
Class R2	(8,765)	(30,979)
Class R3	(322,322)	(675,321)
Class R4	(594)	(134)
Class R5	(203)	(144)
Class R6	(829)	(145)
Net realized gain
Class A	(24,926,665)	(24,914,797)
Class B	(113,005)	(152,110)
Class C	(18,342,219)	(17,218,883)
Class F	(10,571,453)	(13,558,415)
Class I	(354,067)	(486,892)
Class R2	(19,031)	(16,662)
Class R3	(432,725)	(290,921)
Class R4	(732)	–
Class R5	(246)	–
Class R6	(246)	–
Total distributions to shareholders	(92,326,429)	(172,916,497)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	156,698,383	777,033,132
Reinvestment of distributions	82,894,241	150,022,752
Cost of shares reacquired	(509,869,280)	(934,424,688)
Net decrease in net assets resulting from capital share transactions	(270,276,656)	(7,368,804)
Net decrease in net assets	(354,840,614)	(259,625,785)
NET ASSETS:
Beginning of period	$2,265,784,702	$2,525,410,487
End of period	$1,910,944,088	$2,265,784,702
Undistributed (distributions in excess of) net investment income	$1,465,783	$(797,394)

See Notes to Financial Statements.	31

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2016(c)	$19.49	$0.07	$(0.22)	$(0.15)	$(0.42)	$(1.59)	$(2.01)
11/30/2015	22.12	0.15	0.09	0.24	(0.45)	(2.42)	(2.87)
11/30/2014	22.38	0.17	1.68	1.85	(0.67)	(1.44)	(2.11)
11/30/2013	16.90	0.17	5.46	5.63	(0.15)	–	(0.15)
11/30/2012	15.40	0.11	1.48	1.59	(0.09)	–	(0.09)
11/30/2011	15.43	0.05	(0.06)	(0.01)	(0.02)	–	(0.02)
Class B
5/31/2016(c)	18.99	0.01	(0.22)	(0.21)	(0.23)	(1.59)	(1.82)
11/30/2015	21.59	0.01	0.09	0.10	(0.28)	(2.42)	(2.70)
11/30/2014	21.89	0.01	1.64	1.65	(0.51)	(1.44)	(1.95)
11/30/2013	16.53	0.03	5.35	5.38	(0.02)	–	(0.02)
11/30/2012	15.08	– (e)	1.45	1.45	–	–	–
11/30/2011	15.20	(0.06)	(0.06)	(0.12)	–	–	–
Class C
5/31/2016(c)	18.89	0.01	(0.21)	(0.20)	(0.27)	(1.59)	(1.86)
11/30/2015	21.52	– (e)	0.10	0.10	(0.31)	(2.42)	(2.73)
11/30/2014	21.85	0.01	1.63	1.64	(0.53)	(1.44)	(1.97)
11/30/2013	16.51	0.03	5.34	5.37	(0.03)	–	(0.03)
11/30/2012	15.06	(0.01)	1.46	1.45	–	–	–
11/30/2011	15.18	(0.06)	(0.06)	(0.12)	–	–	–
Class F
5/31/2016(c)	19.50	0.09	(0.22)	(0.13)	(0.45)	(1.59)	(2.04)
11/30/2015	22.13	0.18	0.09	0.27	(0.48)	(2.42)	(2.90)
11/30/2014	22.39	0.20	1.67	1.87	(0.69)	(1.44)	(2.13)
11/30/2013	16.90	0.20	5.46	5.66	(0.17)	–	(0.17)
11/30/2012	15.41	0.14	1.47	1.61	(0.12)	–	(0.12)
11/30/2011	15.45	0.05	(0.03)	0.02	(0.06)	–	(0.06)
Class I
5/31/2016(c)	19.66	0.09	(0.21)	(0.12)	(0.47)	(1.59)	(2.06)
11/30/2015	22.29	0.20	0.09	0.29	(0.50)	(2.42)	(2.92)
11/30/2014	22.54	0.22	1.68	1.90	(0.71)	(1.44)	(2.15)
11/30/2013	17.02	0.22	5.50	5.72	(0.20)	–	(0.20)
11/30/2012	15.52	0.16	1.47	1.63	(0.13)	–	(0.13)
11/30/2011	15.55	0.09	(0.05)	0.04	(0.07)	–	(0.07)
Class R2
5/31/2016(c)	19.71	0.35	(0.71)	(0.36)	(0.05)	(1.59)	(1.64)
11/30/2015	22.34	0.06	0.11	0.17	(0.38)	(2.42)	(2.80)
11/30/2014	22.29	0.08	1.70	1.78	(0.29)	(1.44)	(1.73)
11/30/2013	16.85	0.10	5.45	5.55	(0.11)	–	(0.11)
11/30/2012	15.37	0.05	1.48	1.53	(0.05)	–	(0.05)
11/30/2011	15.46	(0.02)	(0.04)	(0.06)	(0.03)	–	(0.03)

32	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.33	(0.59	)(d)	0.13	(d)	0.31	(d)	0.43	(d)	$162,562	4.38	(d)
19.49	1.22		0.25		0.59		0.76		168,742	6.70
22.12	8.97		0.25		0.59		0.80		163,889	10.38
22.38	33.60		0.25		0.60		0.86		162,519	27.24
16.90	10.39		0.25		0.62		0.68		109,293	11.66
15.40	(0.06)		0.28		0.65		0.31		110,754	12.93

16.96	(0.96	)(d)	0.50	(d)	0.69	(d)	0.08	(d)	3,393	4.38	(d)
18.99	0.48		1.00		1.34		0.03		4,536	6.70
21.59	8.14		1.00		1.34		0.07		6,762	10.38
21.89	32.56		1.00		1.35		0.17		7,940	27.24
16.53	9.62		1.00		1.37		0.00		6,881	11.66
15.08	(0.79)		1.00		1.37		(0.37)		8,126	12.93

16.83	(0.93	)(d)	0.49	(d)	0.68	(d)	0.06	(d)	58,688	4.38	(d)
18.89	0.50		0.98		1.32		0.02		62,564	6.70
21.52	8.14		0.98		1.31		0.07		68,007	10.38
21.85	32.61		0.97		1.33		0.14		63,087	27.24
16.51	9.63		0.97		1.34		(0.04)		43,073	11.66
15.06	(0.79)		0.96		1.32		(0.36)		40,198	12.93

17.33	(0.48	)(d)	0.05	(d)	0.24	(d)	0.51	(d)	4,539	4.38	(d)
19.50	1.37		0.10		0.44		0.94		4,204	6.70
22.13	9.11		0.10		0.44		0.93		4,560	10.38
22.39	33.79		0.10		0.46		1.01		3,905	27.24
16.90	10.54		0.10		0.47		0.83		2,821	11.66
15.41	0.11		0.10		0.47		0.29		5,023	12.93

17.48	(0.43	)(d)	0.00	(d)	0.19	(d)	0.55	(d)	18,868	4.38	(d)
19.66	1.46		0.00		0.34		1.01		19,283	6.70
22.29	9.20		0.00		0.34		1.02		18,530	10.38
22.54	33.95		0.00		0.36		1.10		16,586	27.24
17.02	10.64		0.00		0.37		0.97		11,877	11.66
15.52	0.24		0.00		0.37		0.56		2,202	12.93

17.71	(1.78	)(d)	0.30	(d)	0.48	(d)	1.80	(d)	5	4.38	(d)
19.71	0.84		0.60		0.95		0.29		71	6.70
22.34	8.56		0.60		0.94		0.38		250	10.38
22.29	33.14		0.60		0.95		0.50		659	27.24
16.85	9.99		0.60		0.97		0.29		617	11.66
15.37	(0.39)		0.60		0.97		(0.09)		440	12.93

See Notes to Financial Statements.	33

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

		Per Share Operating Performance:
		Investment operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2016(c)	$19.27	$0.05		$(0.21)		$(0.16)	$(0.38)	$(1.59)	$(1.97)
11/30/2015	21.91	0.10		0.09		0.19	(0.41)	(2.42)	(2.83)
11/30/2014	22.20	0.11		1.66		1.77	(0.62)	(1.44)	(2.06)
11/30/2013	16.78	0.10		5.45		5.55	(0.13)	–	(0.13)
11/30/2012	15.30	0.06		1.48		1.54	(0.06)	–	(0.06)
11/30/2011	15.37	–	(e)	(0.05)		(0.05)	(0.02)	–	(0.02)
Class R4
5/31/2016(c)	19.48	0.07		(0.21)		(0.14)	(0.45)	(1.59)	(2.04)
6/30/2015 to 11/30/2015(f)	19.97	0.05		(0.54	)(g)	(0.49)	–	–	–
Class R5
5/31/2016(c)	19.66	0.09		(0.21)		(0.12)	(0.47)	(1.59)	(2.06)
6/30/2015 to 11/30/2015(f)	20.13	0.07		(0.54	)(g)	(0.47)	–	–	–
Class R6
5/31/2016(c)	19.66	0.09		(0.21)		(0.12)	(0.47)	(1.59)	(2.06)
6/30/2015 to 11/30/2015(f)	20.13	0.08		(0.55	)(g)	(0.47)	–	–	–

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on June 30, 2015.
(g)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(h)	Annualized.

34	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.14	(0.67	)(d)	0.25	(d)	0.43	(d)	0.31	(d)	$14,058	4.38	(d)
19.27	0.98		0.50		0.84		0.50		14,477	6.70
21.91	8.65		0.50		0.84		0.51		12,115	10.38
22.20	33.27		0.50		0.85		0.52		8,646	27.24
16.78	10.15		0.50		0.87		0.40		5,118	11.66
15.30	(0.31)		0.50		0.87		(0.01)		3,604	12.93

17.30	(0.55	)(d)	0.12	(d)	0.30	(d)	0.43	(d)	10	4.38	(d)
19.48	(2.45	)(d)	0.22	(h)	0.60	(h)	0.66	(h)	10	6.70

17.48	(0.43	)(d)	0.00	(d)	0.17	(d)	0.56	(d)	10	4.38	(d)
19.66	(2.33	)(d)	0.00	(h)	0.34	(h)	0.91	(h)	10	6.70

17.48	(0.41	)(d)	0.00	(d)	0.09	(d)	0.56	(d)	10	4.38	(d)
19.66	(2.33	)(d)	0.00	(h)	0.19	(h)	0.92	(h)	10	6.70

See Notes to Financial Statements.	35

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2016(c)	$11.29	$0.16	$(0.08)	$0.08	$(0.20)	$(0.45)	$(0.65)
11/30/2015	12.87	0.34	(0.83)	(0.49)	(0.60)	(0.49)	(1.09)
11/30/2014	12.43	0.36	0.66	1.02	(0.58)	–	(0.58)
11/30/2013	10.81	0.34	1.67	2.01	(0.39)	–	(0.39)
11/30/2012	9.93	0.36	0.89	1.25	(0.37)	–	(0.37)
11/30/2011	10.18	0.37	(0.23)	0.14	(0.39)	–	(0.39)
Class B
5/31/2016(c)	11.29	0.12	(0.08)	0.04	(0.16)	(0.45)	(0.61)
11/30/2015	12.86	0.25	(0.82)	(0.57)	(0.51)	(0.49)	(1.00)
11/30/2014	12.43	0.26	0.65	0.91	(0.48)	–	(0.48)
11/30/2013	10.80	0.25	1.68	1.93	(0.30)	–	(0.30)
11/30/2012	9.93	0.29	0.86	1.15	(0.28)	–	(0.28)
11/30/2011	10.18	0.30	(0.24)	0.06	(0.31)	–	(0.31)
Class C
5/31/2016(c)	11.23	0.12	(0.08)	0.04	(0.16)	(0.45)	(0.61)
11/30/2015	12.81	0.25	(0.83)	(0.58)	(0.51)	(0.49)	(1.00)
11/30/2014	12.38	0.27	0.65	0.92	(0.49)	–	(0.49)
11/30/2013	10.77	0.25	1.67	1.92	(0.31)	–	(0.31)
11/30/2012	9.89	0.28	0.89	1.17	(0.29)	–	(0.29)
11/30/2011	10.15	0.30	(0.24)	0.06	(0.32)	–	(0.32)
Class F
5/31/2016(c)	11.28	0.17	(0.08)	0.09	(0.21)	(0.45)	(0.66)
11/30/2015	12.86	0.35	(0.82)	(0.47)	(0.62)	(0.49)	(1.11)
11/30/2014	12.42	0.38	0.66	1.04	(0.60)	–	(0.60)
11/30/2013	10.80	0.38	1.66	2.03	(0.41)	–	(0.41)
11/30/2012	9.93	0.38	0.87	1.25	(0.38)	–	(0.38)
11/30/2011	10.17	0.39	(0.22)	0.17	(0.41)	–	(0.41)
Class I
5/31/2016(c)	11.29	0.19	(0.10)	0.09	(0.21)	(0.45)	(0.66)
11/30/2015	12.86	0.37	(0.82)	(0.45)	(0.63)	(0.49)	(1.12)
11/30/2014	12.43	0.39	0.65	1.04	(0.61)	–	(0.61)
11/30/2013	10.80	0.37	1.68	2.05	(0.42)	–	(0.42)
11/30/2012	9.93	0.39	0.87	1.26	(0.39)	–	(0.39)
11/30/2011	10.18	0.41	(0.24)	0.17	(0.42)	–	(0.42)
Class P
5/31/2016(c)	11.25	0.15	(0.08)	0.07	(0.19)	(0.45)	(0.64)
11/30/2015	12.82	0.31	(0.81)	(0.50)	(0.58)	(0.49)	(1.07)
11/30/2014	12.39	0.33	0.65	0.98	(0.55)	–	(0.55)
11/30/2013	10.77	0.32	1.67	1.99	(0.37)	–	(0.37)
11/30/2012	9.90	0.35	0.86	1.21	(0.34)	–	(0.34)
11/30/2011	10.15	0.37	(0.25)	0.12	(0.37)	–	(0.37)

36	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.72	0.88	(d)	0.18	(d)	0.25	(d)	1.53	(d)	$1,496,513	11.27	(d)
11.29	(4.13)		0.35		0.49		2.84		1,569,728	17.62
12.87	8.43		0.34		0.49		2.85		1,526,897	44.87
12.43	18.93		0.31		0.50		2.91		1,366,009	29.96
10.81	12.75		0.30		0.51		3.44		1,106,329	55.52
9.93	1.21		0.28		0.54		3.56		997,494	27.86

10.72	0.50	(d)	0.55	(d)	0.63	(d)	1.18	(d)	16,262	11.27	(d)
11.29	(4.78)		1.10		1.24		2.06		21,383	17.62
12.86	7.53		1.09		1.24		2.09		34,133	44.87
12.43	18.14		1.06		1.25		2.16		43,224	29.96
10.80	11.79		1.04		1.26		2.74		49,844	55.52
9.93	0.49		1.00		1.25		2.87		60,612	27.86

10.66	0.52	(d)	0.55	(d)	0.62	(d)	1.16	(d)	381,350	11.27	(d)
11.23	(4.84)		1.09		1.24		2.10		420,030	17.62
12.81	7.61		1.08		1.23		2.12		375,528	44.87
12.38	18.05		1.05		1.24		2.18		270,358	29.96
10.77	11.86		1.03		1.24		2.72		191,363	55.52
9.89	0.53		0.97		1.23		2.87		179,605	27.86

10.71	0.95	(d)	0.10	(d)	0.18	(d)	1.63	(d)	58,338	11.27	(d)
11.28	(3.99)		0.20		0.34		2.98		80,192	17.62
12.86	8.59		0.19		0.34		3.00		74,135	44.87
12.42	19.12		0.17		0.36		3.13		25,465	29.96
10.80	12.80		0.15		0.36		3.60		9,731	55.52
9.93	1.49		0.10		0.36		3.74		8,634	27.86

10.72	1.00	(d)	0.05	(d)	0.13	(d)	1.86	(d)	14,746	11.27	(d)
11.29	(3.82)		0.10		0.24		3.11		31,536	17.62
12.86	8.61		0.09		0.24		3.10		35,247	44.87
12.43	19.33		0.06		0.25		3.16		35,744	29.96
10.80	12.92		0.05		0.26		3.70		32,563	55.52
9.93	1.49		0.00		0.26		3.86		28,708	27.86

10.68	0.79	(d)	0.28	(d)	0.35	(d)	1.44	(d)	805	11.27	(d)
11.25	(4.26)		0.55		0.69		2.64		998	17.62
12.82	8.15		0.54		0.69		2.66		1,286	44.87
12.39	18.76		0.51		0.70		2.72		1,538	29.96
10.77	12.44		0.49		0.71		3.44		1,312	55.52
9.90	1.04		0.45		0.70		3.45		2,435	27.86

See Notes to Financial Statements.	37

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2016(c)	$11.49	$0.14	$(0.08)	$0.06	$(0.18)	$(0.45)	$(0.63)
11/30/2015	13.07	0.31	(0.84)	(0.53)	(0.56)	(0.49)	(1.05)
11/30/2014	12.62	0.31	0.67	0.98	(0.53)	–	(0.53)
11/30/2013	10.97	0.30	1.70	2.00	(0.35)	–	(0.35)
11/30/2012	10.07	0.32	0.91	1.23	(0.33)	–	(0.33)
11/30/2011	10.33	0.35	(0.25)	0.10	(0.36)	–	(0.36)
Class R3
5/31/2016(c)	11.27	0.15	(0.08)	0.07	(0.19)	(0.45)	(0.64)
11/30/2015	12.84	0.31	(0.82)	(0.51)	(0.57)	(0.49)	(1.06)
11/30/2014	12.41	0.33	0.65	0.98	(0.55)	–	(0.55)
11/30/2013	10.79	0.31	1.67	1.98	(0.36)	–	(0.36)
11/30/2012	9.92	0.33	0.88	1.21	(0.34)	–	(0.34)
11/30/2011	10.17	0.35	(0.23)	0.12	(0.37)	–	(0.37)
Class R4
5/31/2016(c)	11.29	0.16	(0.08)	0.08	(0.20)	(0.45)	(0.65)
6/30/2015 to 11/30/2015(e)	11.97	0.13	(0.68)	(0.55)	(0.13)	–	(0.13)
Class R5
5/31/2016(c)	11.29	0.17	(0.08)	0.09	(0.21)	(0.45)	(0.66)
6/30/2015 to 11/30/2015(e)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)
Class R6
5/31/2016(c)	11.29	0.17	(0.09)	0.08	(0.21)	(0.45)	(0.66)
6/30/2015 to 11/30/2015(e)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

38	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.92	0.68	(d)	0.36	(d)	0.43	(d)	1.30	(d)	$628	11.27	(d)
11.49	(4.41)		0.70		0.84		2.56		1,158	17.62
13.07	7.99		0.69		0.84		2.44		1,421	44.87
12.62	18.52		0.66		0.85		2.54		1,862	29.96
10.97	12.37		0.65		0.86		3.03		1,185	55.52
10.07	0.81		0.60		0.86		3.33		1,148	27.86

10.70	0.77	(d)	0.30	(d)	0.37	(d)	1.41	(d)	38,287	11.27	(d)
11.27	(4.28)		0.59		0.73		2.59		38,972	17.62
12.84	8.09		0.59		0.74		2.60		36,157	44.87
12.41	18.68		0.56		0.75		2.67		33,919	29.96
10.79	12.39		0.54		0.75		3.18		24,940	55.52
9.92	1.01		0.49		0.75		3.32		19,595	27.86

10.72	0.89	(d)	0.17	(d)	0.25	(d)	1.56	(d)	76	11.27	(d)
11.29	(4.60	)(d)	0.34	(f)	0.50	(f)	2.79	(f)	10	17.62

10.72	1.00	(d)	0.04	(d)	0.12	(d)	1.65	(d)	10	11.27	(d)
11.29	(4.50	)(d)	0.09	(f)	0.25	(f)	3.03	(f)	10	17.62

10.71	0.92	(d)	0.06	(d)	0.08	(d)	1.60	(d)	25	11.27	(d)
11.29	(4.50	)(d)	0.08	(f)	0.15	(f)	3.04	(f)	10	17.62

See Notes to Financial Statements.	39

Financial Highlights

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
5/31/2016(c)	$16.84	$0.19	$(0.05)	$0.14	$(0.38)	$(0.75)	$(1.13)
11/30/2015	19.46	0.47	(1.06)	(0.59)	(0.81)	(1.22)	(2.03)
11/30/2014	19.02	0.53	1.27	1.80	(0.81)	(0.55)	(1.36)
11/30/2013	16.18	0.50	2.89	3.39	(0.55)	–	(0.55)
11/30/2012	14.80	0.48	1.36	1.84	(0.46)	–	(0.46)
11/30/2011	15.00	0.35	(0.18)	0.17	(0.37)	–	(0.37)
Class B
5/31/2016(c)	16.72	0.14	(0.07)	0.07	(0.31)	(0.75)	(1.06)
11/30/2015	19.33	0.33	(1.05)	(0.72)	(0.67)	(1.22)	(1.89)
11/30/2014	18.90	0.38	1.26	1.64	(0.66)	(0.55)	(1.21)
11/30/2013	16.07	0.36	2.89	3.25	(0.42)	–	(0.42)
11/30/2012	14.70	0.36	1.35	1.71	(0.34)	–	(0.34)
11/30/2011	14.90	0.25	(0.19)	0.06	(0.26)	–	(0.26)
Class C
5/31/2016(c)	16.69	0.14	(0.07)	0.07	(0.32)	(0.75)	(1.07)
11/30/2015	19.30	0.34	(1.04)	(0.70)	(0.69)	(1.22)	(1.91)
11/30/2014	18.89	0.39	1.24	1.63	(0.67)	(0.55)	(1.22)
11/30/2013	16.06	0.37	2.89	3.26	(0.43)	–	(0.43)
11/30/2012	14.70	0.36	1.35	1.10	(0.35)	–	(0.35)
11/30/2011	14.90	0.25	(0.18)	0.07	(0.27)	–	(0.27)
Class F
5/31/2016(c)	16.83	0.21	(0.06)	0.15	(0.39)	(0.75)	(1.14)
11/30/2015	19.45	0.49	(1.05)	(0.56)	(0.84)	(1.22)	(2.06)
11/30/2014	19.02	0.56	1.26	1.82	(0.84)	(0.55)	(1.39)
11/30/2013	16.17	0.54	2.89	3.43	(0.58)	–	(0.58)
11/30/2012	14.79	0.50	1.36	1.86	(0.48)	–	(0.48)
11/30/2011	14.99	0.38	(0.18)	0.20	(0.40)	–	(0.40)
Class I
5/31/2016(c)	16.92	0.22	(0.07)	0.15	(0.39)	(0.75)	(1.14)
11/30/2015	19.54	0.52	(1.06)	(0.54)	(0.86)	(1.22)	(2.08)
11/30/2014	19.10	0.58	1.26	1.84	(0.85)	(0.55)	(1.40)
11/30/2013	16.24	0.54	2.92	3.46	(0.60)	–	(0.60)
11/30/2012	14.85	0.50	1.39	1.89	(0.50)	–	(0.50)
11/30/2011	15.05	0.39	(0.17)	0.22	(0.42)	–	(0.42)
Class P
5/31/2016(c)	17.03	0.19	(0.06)	0.13	(0.37)	(0.75)	(1.12)
11/30/2015	19.65	0.45	(1.06)	(0.61)	(0.79)	(1.22)	(2.01)
11/30/2014	19.10	0.49	1.30	1.79	(0.69)	(0.55)	(1.24)
11/30/2013	16.25	0.47	2.91	3.38	(0.53)	–	(0.53)
11/30/2012	14.86	0.46	1.36	1.82	(0.43)	–	(0.43)
11/30/2011	15.06	0.32	(0.17)	0.15	(0.35)	–	(0.35)

40	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ment (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.85	1.06	(d)	0.18	(d)	0.27	(d)	1.27	(d)	$822,032	7.21	(d)
16.84	(3.31)		0.35		0.51		2.67		855,234	17.50
19.46	9.98		0.34		0.52		2.79		834,090	38.40
19.02	21.42		0.31		0.53		2.80		748,409	36.72
16.18	12.63		0.30		0.54		3.07		586,960	45.58
14.80	1.07		0.28		0.58		2.28		491,865	25.26

15.73	0.66	(d)	0.55	(d)	0.64	(d)	0.92	(d)	11,326	7.21	(d)
16.72	(4.06)		1.10		1.26		1.86		14,591	17.50
19.33	9.13		1.09		1.27		2.01		21,736	38.40
18.90	20.57		1.06		1.28		2.05		27,110	36.72
16.07	11.79		1.04		1.29		2.36		27,278	45.58
14.70	0.35		1.00		1.29		1.59		29,160	25.26

15.69	0.63	(d)	0.55	(d)	0.64	(d)	0.91	(d)	218,495	7.21	(d)
16.69	(3.99)		1.09		1.26		1.94		241,107	17.50
19.30	9.11		1.08		1.25		2.07		211,947	38.40
18.89	20.66		1.05		1.26		2.09		161,591	36.72
16.06	11.77		1.03		1.27		2.36		111,296	45.58
14.70	0.41		0.97		1.26		1.59		100,379	25.26

15.84	1.13	(d)	0.10	(d)	0.19	(d)	1.37	(d)	51,188	7.21	(d)
16.83	(3.17)		0.20		0.37		2.79		64,171	17.50
19.45	10.11		0.19		0.37		2.95		54,699	38.40
19.02	21.68		0.16		0.38		3.03		16,769	36.72
16.17	12.79		0.15		0.39		3.20		4,883	45.58
14.79	1.26		0.10		0.40		2.43		4,150	25.26

15.93	1.18	(d)	0.05	(d)	0.14	(d)	1.43	(d)	11,132	7.21	(d)
16.92	(3.06)		0.10		0.26		2.91		13,750	17.50
19.54	10.21		0.09		0.27		3.08		13,991	38.40
19.10	21.76		0.06		0.28		3.04		10,957	36.72
16.24	12.92		0.05		0.30		3.17		8,653	45.58
14.85	1.35		0.00		0.30		2.49		1,364	25.26

16.04	0.98	(d)	0.22	(d)	0.33	(d)	1.25	(d)	2	7.21	(d)
17.03	(3.43)		0.47		0.64		2.54		2	17.50
19.65	9.84		0.47		0.66		2.58		2	38.40
19.10	21.25		0.51		0.71		2.60		4	36.72
16.25	12.42		0.46		0.72		2.91		6	45.58
14.86	0.91		0.40		0.70		2.04		5	25.26

See Notes to Financial Statements.	41

Financial Highlights (concluded)

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class R2
5/31/2016(c)	$17.11	$0.19	$(0.09)	$0.10	$(0.32)	$(0.75)	$(1.07)
11/30/2015	19.74	0.42	(1.08)	(0.66)	(0.75)	(1.22)	(1.97)
11/30/2014	19.27	0.46	1.30	1.76	(0.74)	(0.55)	(1.29)
11/30/2013	16.39	0.43	2.95	3.38	(0.50)	–	(0.50)
11/30/2012	14.98	0.43	1.38	1.81	(0.40)	–	(0.40)
11/30/2011	15.18	0.30	(0.17)	0.13	(0.33)	–	(0.33)
Class R3
5/31/2016(c)	16.79	0.18	(0.06)	0.12	(0.36)	(0.75)	(1.11)
11/30/2015	19.41	0.43	(1.06)	(0.63)	(0.77)	(1.22)	(1.99)
11/30/2014	18.98	0.48	1.26	1.74	(0.76)	(0.55)	(1.31)
11/30/2013	16.14	0.45	2.90	3.35	(0.51)	–	(0.51)
11/30/2012	14.77	0.44	1.35	1.79	(0.42)	–	(0.42)
11/30/2011	14.97	0.32	(0.18)	0.14	(0.34)	–	(0.34)
Class R4
5/31/2016(c)	16.84	0.20	(0.07)	0.13	(0.38)	(0.75)	(1.13)
6/30/2015 to 11/30/2015(e)	17.67	0.20	(0.95)	(0.75)	(0.08)	–	(0.08)
Class R5
5/31/2016(c)	16.93	0.21	(0.07)	0.14	(0.39)	(0.75)	(1.14)
6/30/2015 to 11/30/2015(e)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)
Class R6
5/31/2016(c)	16.93	0.21	(0.06)	0.15	(0.40)	(0.75)	(1.15)
6/30/2015 to 11/30/2015(e)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

42	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ment (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.14	0.83	(d)	0.35	(d)	0.44	(d)	1.21	(d)	$139	7.21	(d)
17.11	(3.67)		0.70		0.86		2.33		247	17.50
19.74	9.63		0.69		0.87		2.43		288	38.40
19.27	20.99		0.66		0.88		2.39		149	36.72
16.39	12.26		0.65		0.89		2.70		195	45.58
14.98	0.77		0.60		0.90		1.92		156	25.26

15.80	0.95	(d)	0.30	(d)	0.38	(d)	1.16	(d)	26,966	7.21	(d)
16.79	(3.55)		0.59		0.75		2.44		27,022	17.50
19.41	9.70		0.58		0.76		2.56		23,344	38.40
18.98	21.20		0.55		0.76		2.56		18,989	36.72
16.14	12.32		0.54		0.79		2.85		13,470	45.58
14.77	0.88		0.50		0.79		2.06		11,969	25.26

15.84	1.05	(d)	0.18	(d)	0.26	(d)	1.30	(d)	106	7.21	(d)
16.84	(4.25	)(d)	0.33	(f)	0.52	(f)	2.83	(f)	10	17.50

15.93	1.12	(d)	0.04	(d)	0.13	(d)	1.40	(d)	10	7.21	(d)
16.93	(4.11	)(d)	0.08	(f)	0.27	(f)	2.99	(f)	10	17.50

15.93	1.13	(d)	0.05	(d)	0.08	(d)	1.34	(d)	110	7.21	(d)
16.93	(4.11	)(d)	0.07	(f)	0.14	(f)	3.00	(f)	10	17.50

See Notes to Financial Statements.	43

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
5/31/2016(c)	$14.24	$0.28	$(0.16)	$0.12	$(0.27)	$(0.36)	$(0.63)
11/30/2015	15.78	0.55	(0.98)	(0.43)	(0.75)	(0.36)	(1.11)
11/30/2014	15.99	0.56	0.31	0.87	(0.74)	(0.34)	(1.08)
11/30/2013	14.95	0.58	1.15	1.73	(0.64)	(0.05)	(0.69)
11/30/2012	14.01	0.62	1.01	1.63	(0.62)	(0.07)	(0.69)
11/30/2011	14.40	0.77	(0.36)	0.41	(0.80)	–	(0.80)
Class B
5/31/2016(c)	14.42	0.24	(0.16)	0.08	(0.22)	(0.36)	(0.58)
11/30/2015	15.98	0.45	(1.02)	(0.57)	(0.63)	(0.36)	(0.99)
11/30/2014	16.17	0.45	0.31	0.76	(0.61)	(0.34)	(0.95)
11/30/2013	15.11	0.47	1.16	1.63	(0.52)	(0.05)	(0.57)
11/30/2012	14.15	0.53	1.01	1.54	(0.51)	(0.07)	(0.58)
11/30/2011	14.54	0.67	(0.37)	0.30	(0.69)	–	(0.69)
Class C
5/31/2016(c)	14.42	0.24	(0.17)	0.07	(0.22)	(0.36)	(0.58)
11/30/2015	15.97	0.45	(1.00)	(0.55)	(0.64)	(0.36)	(1.00)
11/30/2014	16.17	0.45	0.31	0.76	(0.62)	(0.34)	(0.96)
11/30/2013	15.12	0.47	1.16	1.63	(0.53)	(0.05)	(0.58)
11/30/2012	14.17	0.52	1.02	1.54	(0.52)	(0.07)	(0.59)
11/30/2011	14.55	0.67	(0.35)	0.32	(0.70)	–	(0.70)
Class F
5/31/2016(c)	14.23	0.30	(0.16)	0.14	(0.28)	(0.36)	(0.64)
11/30/2015	15.78	0.58	(1.00)	(0.42)	(0.77)	(0.36)	(1.13)
11/30/2014	15.98	0.58	0.32	0.90	(0.76)	(0.34)	(1.10)
11/30/2013	14.95	0.60	1.15	1.75	(0.67)	(0.05)	(0.72)
11/30/2012	14.01	0.64	1.01	1.65	(0.64)	(0.07)	(0.71)
11/30/2011	14.40	0.80	(0.36)	0.44	(0.83)	–	(0.83)
Class I
5/31/2016(c)	14.17	0.30	(0.16)	0.14	(0.29)	(0.36)	(0.65)
11/30/2015	15.71	0.59	(0.99)	(0.40)	(0.78)	(0.36)	(1.14)
11/30/2014	15.92	0.59	0.31	0.90	(0.77)	(0.34)	(1.11)
11/30/2013	14.89	0.60	1.16	1.76	(0.68)	(0.05)	(0.73)
11/30/2012	13.96	0.66	1.00	1.66	(0.66)	(0.07)	(0.73)
11/30/2011	14.35	0.80	(0.35)	0.45	(0.84)	–	(0.84)
Class R2
5/31/2016(c)	14.57	0.28	(0.18)	0.10	(0.25)	(0.36)	(0.61)
11/30/2015	16.12	0.52	(1.02)	(0.50)	(0.69)	(0.36)	(1.05)
11/30/2014	16.31	0.52	0.31	0.83	(0.68)	(0.34)	(1.02)
11/30/2013	15.24	0.54	1.17	1.71	(0.59)	(0.05)	(0.64)
11/30/2012	14.28	0.57	1.03	1.60	(0.57)	(0.07)	(0.64)
11/30/2011	14.66	0.74	(0.36)	0.38	(0.76)	–	(0.76)

44	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.73	0.99	(d)	0.18	(d)	0.24	(d)	2.11	(d)	$914,176	10.60	(d)
14.24	(2.90)		0.35		0.47		3.71		1,023,100	26.36
15.78	5.62		0.34		0.47		3.55		1,108,030	42.95
15.99	11.77		0.31		0.49		3.72		614,499	26.82
14.95	11.98		0.30		0.50		4.28		361,594	26.59
14.01	2.74		0.28		0.54		5.25		257,747	46.47

13.92	0.66	(d)	0.55	(d)	0.62	(d)	1.76	(d)	3,447	10.60	(d)
14.42	(3.72)		1.10		1.22		2.97		4,730	26.36
15.98	4.88		1.09		1.22		2.83		6,934	42.95
16.17	10.94		1.06		1.24		3.00		8,181	26.82
15.11	11.16		1.05		1.25		3.58		8,345	26.59
14.15	1.97		1.00		1.26		4.55		9,081	46.47

13.91	0.60	(d)	0.55	(d)	0.62	(d)	1.74	(d)	652,610	10.60	(d)
14.42	(3.64)		1.10		1.22		2.95		750,006	26.36
15.97	4.86		1.09		1.22		2.80		758,668	42.95
16.17	10.91		1.06		1.23		2.96		397,035	26.82
15.12	11.11		1.04		1.25		3.52		186,976	26.59
14.17	2.08		0.99		1.25		4.53		113,984	46.47

13.73	1.13	(d)	0.10	(d)	0.17	(d)	2.22	(d)	309,553	10.60	(d)
14.23	(2.82)		0.20		0.32		3.86		454,281	26.36
15.78	5.83		0.19		0.32		3.68		616,791	42.95
15.98	11.94		0.17		0.34		3.85		264,414	26.82
14.95	12.07		0.15		0.35		4.37		72,875	26.59
14.01	2.92		0.10		0.36		5.44		32,387	46.47

13.66	1.12	(d)	0.05	(d)	0.12	(d)	2.23	(d)	13,380	10.60	(d)
14.17	(2.67)		0.10		0.22		3.95		15,684	26.36
15.71	5.90		0.09		0.23		3.75		21,656	42.95
15.92	12.10		0.07		0.24		3.87		4,531	26.82
14.89	12.15		0.05		0.25		4.53		1,655	26.59
13.96	3.03		0.00		0.26		5.50		426	46.47

14.06	0.77	(d)	0.35	(d)	0.42	(d)	2.04	(d)	281	10.60	(d)
14.57	(3.24)		0.70		0.82		3.38		762	26.36
16.12	5.26		0.69		0.82		3.21		755	42.95
16.31	11.35		0.66		0.84		3.40		969	26.82
15.24	11.54		0.64		0.85		3.80		719	26.59
14.28	2.48		0.59		0.87		5.02		190	46.47

See Notes to Financial Statements.	45

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class R3
5/31/2016(c)	$14.24	$0.27	$(0.16)	$0.11	$(0.26)	$(0.36)	$(0.62)
11/30/2015	15.79	0.51	(0.99)	(0.48)	(0.71)	(0.36)	(1.07)
11/30/2014	15.99	0.52	0.32	0.84	(0.70)	(0.34)	(1.04)
11/30/2013	14.96	0.54	1.14	1.68	(0.60)	(0.05)	(0.65)
11/30/2012	14.02	0.59	1.01	1.60	(0.59)	(0.07)	(0.66)
11/30/2011	14.41	0.74	(0.36)	0.38	(0.77)	–	(0.77)
Class R4
5/31/2016(c)	14.24	0.28	(0.16)	0.12	(0.27)	(0.36)	(0.63)
6/30/2015 to 11/30/2015(e)	14.98	0.21	(0.75)	(0.54)	(0.20)	–	(0.20)
Class R5
5/31/2016(c)	14.16	0.30	(0.16)	0.14	(0.29)	(0.36)	(0.65)
6/30/2015 to 11/30/2015(e)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)
Class R6
5/31/2016(c)	14.16	0.29	(0.15)	0.14	(0.29)	(0.36)	(0.65)
6/30/2015 to 11/30/2015(e)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

46	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.73	0.87	(d)	0.30	(d)	0.37	(d)	1.98	(d)	$17,380	10.60	(d)
14.24	(3.19)		0.60		0.72		3.45		17,193	26.36
15.79	5.43		0.59		0.72		3.31		12,578	42.95
15.99	11.50		0.56		0.73		3.47		8,825	26.82
14.96	11.63		0.54		0.75		4.02		6,092	26.59
14.02	2.53		0.49		0.76		5.04		4,348	46.47

13.73	1.00	(d)	0.18	(d)	0.24	(d)	2.12	(d)	31	10.60	(d)
14.24	(3.62	)(d)	0.35	(f)	0.50	(f)	3.37	(f)	10	26.36

13.65	1.11	(d)	0.05	(d)	0.12	(d)	2.23	(d)	10	10.60	(d)
14.16	(3.54	)(d)	0.09	(f)	0.24	(f)	3.63	(f)	10	26.36

13.65	1.13	(d)	0.05	(d)	0.07	(d)	2.16	(d)	74	10.60	(d)
14.16	(3.53	)(d)	0.08	(f)	0.14	(f)	3.64	(f)	10	26.36

See Notes to Financial Statements.	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of thirteen funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”) and Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Class A, B, C, F, I, P, R2, R3, R4, R5 and R6 shares. Diversified Equity Strategy Fund and Multi-Asset Income Fund no longer have active Class P shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

48

Notes to Statements (unaudited)(continued)

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Exchange Traded Funds (“ETF”) actively traded on any recognized exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded futures contracts are valued at the last sales price in the market in which they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2012 through November 30, 2015. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets.

49

Notes to Financial Statements (unaudited)(continued)

Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations.

(g)	Futures Contracts–Each Fund may purchase and sell futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain is recorded equal to the difference between the opening and closing value of the contract.

(h)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, all funds except Diversified Equity Strategy Fund entered into centrally cleared credit default swaps based on the CDX high yield index, which is comprised of a basket of high yield securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the

50

Notes to Financial Statements (unaudited)(continued)

Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to the Funds during the six months ended May 31, 2016, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing

51

Notes to Financial Statements (unaudited)(continued)

the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the six months ended May 31, 2016, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective
Management Fee
Diversified Equity Strategy Fund(1)	.00%
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Growth Fund	.10%
Multi-Asset Income Fund	.10%

(1)	For the six months ended May 31, 2016 and continuing through March 31, 2017, Lord Abbett has contractually agreed to waive .05% of its annual management fee for Diversified Equity Strategy Fund. This agreement may be terminated only upon the approval of the Funds’ Board of Trustees (the “Board”). During the six months ended May 31, 2016, Lord Abbett voluntarily waived an additional .05% of its annual management fee for Diversified Equity Strategy Fund.

52

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee that, beginning May 1, 2016, is at an annual rate of .04% of each Fund’s average daily net assets.

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2016:

	Distributor	Dealers’
	Commissions	Concessions
Diversified Equity Strategy Fund	$ 40,374	$220,838
Multi-Asset Balanced Opportunity Fund	127,867	852,657
Multi-Asset Growth Fund	78,664	537,509
Multi-Asset Income Fund	76,548	507,737

Distributor received the following amount of CDSCs for the six months ended May 31, 2016:

	Class A	Class C
Diversified Equity Strategy Fund	$ 213	$ 1,054
Multi-Asset Balanced Opportunity Fund	22,877	42,205
Multi-Asset Growth Fund	8,346	34,094
Multi-Asset Income Fund	40,660	59,086

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund; declared and paid quarterly for Multi-Asset Growth Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward

53

Notes to Financial Statements (unaudited)(continued)

amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2016 and fiscal year ended November 30, 2015 was as follows:

	Diversified Equity Strategy Fund		Multi-Asset Balanced Opportunity Fund
	Six Months Ended		Six Months Ended
	5/31/2016	Year Ended	5/31/2016	Year Ended
	(unaudited)	11/30/2015	(unaudited)	11/30/2015
Distributions paid from:
Tax-exempt income	$–	$–	$–	$114,874
Ordinary income	5,447,050	5,203,646	42,916,814	101,061,308
Net long-term capital gains	22,447,355	30,379,459	78,816,694	78,996,525
Total distributions paid	$27,894,405	$35,583,105	$121,733,508	$180,172,707

	Multi-Asset Growth Fund			Multi-Asset Income Fund
	Six Months Ended		Six Months Ended
	5/31/2016	Year Ended	5/31/2016	Year Ended
	(unaudited)	11/30/2015	(unaudited)	11/30/2015
Distributions paid from:
Tax-exempt income	$–	$65,167	$–	$120,160
Ordinary income	31,295,950	50,756,794	40,181,643	121,172,457
Net long-term capital gains	48,811,635	73,179,790	52,144,786	51,623,880
Total distributions paid	$80,107,585	$124,001,751	$92,326,429	$172,916,497

As of May 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Multi-Asset
	Diversified Equity	Balanced
	Strategy Fund	Opportunity Fund
Tax cost	$259,361,711	$2,119,363,141
Gross unrealized gain	13,150,756	68,866,893
Gross unrealized loss	(10,149,601)	(184,375,158)
Net unrealized security gain (loss)	$3,001,155	$(115,508,265)

	Multi-Asset	Multi-Asset
	Growth Fund	Income Fund
Tax cost	$1,191,456,846	$2,092,377,980
Gross unrealized gain	50,609,252	7,065,551
Gross unrealized loss	(103,618,902)	(192,015,286)
Net unrealized security loss	$(53,009,650)	$(184,949,735)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

54

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2016 were as follows:

	Purchases	Sales
Diversified Equity Strategy Fund	$ 11,373,280	$ 14,498,424
Multi-Asset Balanced Opportunity Fund	227,347,010	372,759,332
Multi-Asset Growth Fund	81,963,971	158,992,168
Multi-Asset Income Fund	212,871,663	546,270,066

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2016.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2016 (as described in note 2(f)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500 Index and U.S. Treasury futures contracts for the six months ended May 31, 2016 (as described in note 2(g)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into centrally cleared credit default swaps on indexes for the six months ended May 31, 2016 (as described in note 2(h)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. There is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

55

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2016, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

Multi-Asset Balanced Opportunity Fund
	Interest	Foreign
	Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$1,428,056

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$298,714
Futures Contracts(3)	$1,288	–

Multi-Asset Growth Fund
	Interest	Foreign
	Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$894,196

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$169,345
Futures Contracts(3)	$1,632	–

Multi-Asset Income Fund
	Interest	Foreign
	Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$1,405,070

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$285,195
Futures Contracts(3)	$1,424	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

56

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended May 31, 2016, were as follows:

Multi-Asset Balanced Opportunity Fund

	Equity Index Contracts	Interest Rate Contracts	Credit Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	–	$(406,733)	–
Forward Foreign Currency Exchange Contracts	–	–	–	$(2,182,375)
Futures Contracts	$(2,540,493)	$(65,845)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	–	$(598,044)	–
Forward Foreign Currency Exchange Contracts	–	–	–	$798,885
Futures Contracts	$22,343	$2,483	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$29,271,786	–
Forward Foreign Currency Exchange Contracts(3)	–	–	–	$247,774,449
Futures Contracts(4)	166	66	–	–

Multi-Asset Growth Fund

	Equity Index Contracts	Interest Rate Contracts	Credit Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	–	$(486,505)	–
Forward Foreign Currency Exchange Contracts	–	–	–	$(2,110,277)
Futures Contracts	$(1,418,220)	$(135,415)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	–	$(392,079)	–
Forward Foreign Currency Exchange Contracts	–	–	–	$508,036
Futures Contracts	$12,834	$3,103	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$20,699,214	–
Forward Foreign Currency Exchange Contracts(3)	–	–	–	$173,479,565
Futures Contracts(4)	93	83	–	–

57

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund

	Equity Index Contracts	Interest Rate Contracts	Credit Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	–	$(446,530)	–
Forward Foreign Currency Exchange Contracts	–	–	–	$(2,937,530)
Futures Contracts	$(2,473,973)	$(82,571)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	–	$(657,222)	–
Forward Foreign Currency Exchange Contracts	–	–	–	$747,108
Futures Contracts	$24,957	$2,873	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$27,036,143	–
Forward Foreign Currency Exchange Contracts(3)	–	–	–	$270,664,759
Futures Contracts(4)	170	75	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2016.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Diversified Equity Strategy Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$117,369	$–	$117,369
Total	$117,369	$–	$117,369

58

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$117,369	$–	$–	$(117,369)	$0
Total	$117,369	$–	$–	$(117,369)	$0

Multi-Asset Balanced Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,428,056	$–	$1,428,056
Total	$1,428,056	$–	$1,428,056

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$94,103	$(94,103)	$–	$–	$–
Standard Chartered Bank	382,050	–	–	–	382,050
State Street Bank and Trust	905,564	(3,531)	–	–	902,033
UBS AG	46,339	–	–	–	46,339
Total	$1,428,056	$(97,634)	$–	$–	$1,330,422

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$298,714	$–	$298,714
Total	$298,714	$–	$298,714

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$295,183	$(94,103)	$–	$–	$201,080
State Street Bank and Trust	3,531	(3,531)	–	–	–
Total	$298,714	$(97,634)	$–	$–	$201,080

59

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$894,196	$–	$894,196
Total	$894,196	$–	$894,196

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$53,341	$(53,341)	$–	$–	$–
Standard Chartered Bank	246,774	–	–	–	246,774
State Street Bank and Trust	583,773	(1,966)	–	–	581,807
UBS AG	10,308	–	–	–	10,308
Total	$894,196	$(55,307)	$–	$–	$838,889

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$169,345	$–	$169,345
Total	$169,345	$–	$169,345

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$167,379	$(53,341)	$–	$–	$114,038
State Street Bank and Trust	1,966	(1,966)	–	–	–
Total	$169,345	$(55,307)	$–	$–	$114,038

Multi-Asset Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,405,070	$–	$1,405,070
Total	$1,405,070	$–	$1,405,070

60

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$ 89,801	$(89,801)	$–	$–	$–
Standard Chartered Bank	347,150	–	–	–	347,150
State Street Bank and Trust	945,871	(3,614)	–	–	942,257
UBS AG	22,248	–	–	–	22,248
Total	$1,405,070	$(93,415)	$–	$–	$1,311,655

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$285,195	$–	$285,195
Total	$285,195	$–	$285,195

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$281,581	$(89,801)	$–	$–	$191,780
State Street Bank and Trust	3,614	(3,614)	–	–	–
Total	$285,195	$(93,415)	$–	$–	$191,780

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of May 31, 2016.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of May 31, 2016.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

61

Notes to Financial Statements (unaudited)(continued)

10.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended May 31, 2016:

Diversified Equity Strategy Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2016	Fair Value at 5/31/2016	Net Realized Gain 12/1/2015 to 5/31/2016		Dividend Income 12/1/2015 to 5/31/2016
Lord Abbett Affiliated Fund, Inc.–Class I	3,767,325	123,318	(338,886)	3,551,758	$52,494,979	$1,818,383		$736,535
Lord Abbett Developing Growth Fund, Inc.–Class I	619,969	60,843	–	680,812	13,112,437	–		–
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	3,412,032	–	(219,667)	3,192,365	39,393,784	703,160		–
Lord Abbett Securities Trust–Growth Leaders Fund–Class I	1,783,493	48,286	(55,583)	1,776,196	39,307,217	594,807		–
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund–Class I	1,735,255	236,028	(73,472)	1,897,811	39,626,288	4,195,654	(a)	–
Lord Abbett Securities Trust–International Core Equity Fund–Class I	2,590,240	129,797	(99,330)	2,620,707	31,369,865	389,025		511,934
Lord Abbett Securities Trust–International Opportunities Fund–Class I	1,256,785	62,741	(83,605)	1,235,921	20,825,266	1,194,670	(b)	174,679
Lord Abbett Securities Trust–Value Opportunities Fund–Class I	1,453,390	2,544	(105,590)	1,350,344	26,115,661	955,496		–
Total					$262,245,497	$9,851,195		$1,423,148

(a)	Includes $4,406,854 of distributed capital gains.
(b)	Includes $756,279 of distributed capital gains.

62

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2016	Fair Value at 5/31/2016	Net Realized Gain (Loss) 12/1/2015 to 5/31/2016	Dividend Income 12/1/2015 to 5/31/2016
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	11,074,939	–	(911,621)	10,163,317	$193,001,397	$1,940,255	$–
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	14,180,045	1,079,386	(3,030,615)	12,228,816	236,749,878	2,569,889	–
Lord Abbett Investment Trust–Convertible Fund–Class I	19,586,686	546,383	(1,232,828)	18,900,241	203,366,592	316,826	5,745,931
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	7,659,403	228,163	(780,991)	7,106,575	78,101,263	285,099 (a)	984,566
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	35,934,980	6,967,348	(8,339,438)	34,562,890	178,690,141	(9,603,257)	2,652,156
Lord Abbett Investment Trust–High Yield Fund–Class I	67,902,973	8,304,252	(5,899,397)	70,307,828	504,810,207	(3,865,715)	14,898,456
Lord Abbett Securities Trust–International Core Equity Fund–Class I	–	935,106	–	935,106	11,193,221	–	–
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	49,688,475	1,102,086	(5,671,837)	45,118,723	304,551,383	(7,179,245)	5,022,469
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	9,547,063	532,063	(792,681)	9,286,444	242,654,790	7,491,137	2,474,599
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	22,437,988	16,982,056	(31,679,998)	7,740,047	33,514,402	(2,169,987)	1,935,971
Total					$1,986,633,274	$(10,214,998)	$33,714,148

(a)	Includes $168,035 of distributed capital gains.

63

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2016	Fair Value at 5/31/2016	Net Realized Gain (Loss) 12/1/2015 to 5/31/2016	Dividend Income 12/1/2015 to 5/31/2016
Lord Abbett Affiliated Fund, Inc.–Class I	2,858,812	846,945	(503,721)	3,202,035	$47,326,085	$(888,502)	$542,108
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	7,269,790	–	(1,128,256)	6,141,534	116,627,727	82,011	–
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	10,802,391	380,222	(1,351,011)	9,831,602	190,339,809	756,033	–
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	3,500,619	247,601	(177,754)	3,570,466	39,239,422	109,833 (a)	483,284
Lord Abbett Investment Trust–High Yield Fund–Class I	39,486,925	3,514,442	(3,203,252)	39,798,115	285,750,469	(2,014,180)	8,571,915
Lord Abbett Securities Trust–International Core Equity Fund–Class I	–	560,520	–	560,520	6,709,425	–	–
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	36,354,126	1,125,548	(3,716,759)	33,762,917	227,899,688	(4,033,194)	3,699,981
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	7,974,265	134,331	(438,303)	7,670,293	200,424,748	4,134,828	2,066,929
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	9,482,732	4,282,354	(10,430,728)	3,334,358	14,437,770	(922,854)	705,717
Total					$1,128,755,143	$(2,776,025)	$16,069,934

(a)	Includes $79,097 of distributed capital gains.

64

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2016	Fair Value at 5/31/2016	Net Realized Gain (Loss) 12/1/2015 to 5/31/2016	Dividend Income 12/1/2015 to 5/31/2016
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	5,370,589	1,340,617	(2,524,917)	4,186,288	$81,046,542	$(11,256,114)	$–
Lord Abbett Investment Trust–Convertible Fund–Class I	20,039,313	549,833	(2,813,923)	17,775,223	191,261,394	(7,431,950)	5,848,363
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	7,344,648	94,306	(1,543,623)	5,895,331	64,789,687	202,344 (a)	871,840
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	39,780,715	3,286,304	(9,865,285)	33,201,734	171,652,965	(12,253,160)	2,786,157
Lord Abbett Investment Trust–High Yield Fund–Class I	104,719,451	8,420,183	(19,444,447)	93,695,187	672,731,440	(21,173,200)	21,267,056
Lord Abbett Securities Trust–International Core Equity Fund–Class I	–	856,855	–	856,855	10,256,553	–	–
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	35,383,579	730,566	(9,317,367)	26,796,778	180,878,254	(25,976,715)	3,168,278
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	3,114,547	410,370	(361,801)	3,163,116	82,652,228	1,272,185	807,291
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	126,992,872	18,524,439	(45,313,549)	100,203,762	433,882,289	(10,660,985)	10,445,444
Total					$1,889,151,352	$(87,277,595)	$45,194,429

(a)	Includes $155,274 of distributed capital gains.

11.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

65

Notes to Financial Statements (unaudited)(continued)

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Similarly, since Diversified Equity Strategy Fund generally will be invested in equity funds and Multi-Asset Growth Fund will be more heavily invested in equity funds than fixed income funds, each will be more affected by the risks associated with stocks and other equity investments. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect each Fund’s performance.

66

Notes to Financial Statements (unaudited)(continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Diversified Equity Strategy Fund		Six Months Ended May 31, 2016 (unaudited)		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	947,848	$16,030,479	1,824,637	$36,153,547
Converted from Class B*	51,136	850,643	79,230	1,562,760
Reinvestment of distributions	1,012,135	17,236,658	1,103,422	21,296,048
Shares reacquired	(1,292,248)	(21,720,026)	(1,757,621)	(34,661,459)
Increase	718,871	$12,397,754	1,249,668	$24,350,896
Class B Shares
Shares sold	4,112	$67,352	6,674	$126,313
Reinvestment of distributions	25,581	427,717	43,440	822,745
Shares reacquired	(16,373)	(268,791)	(43,377)	(847,139)
Converted to Class A*	(52,179)	(850,643)	(80,996)	(1,562,760)
Decrease	(38,859)	$(624,365)	(74,259)	$(1,460,841)
Class C Shares
Shares sold	233,331	$3,829,827	512,256	$9,805,775
Reinvestment of distributions	347,344	5,762,443	429,020	8,082,739
Shares reacquired	(405,958)	(6,645,202)	(788,551)	(15,122,812)
Increase	174,717	$2,947,068	152,725	$2,765,702
Class F Shares
Shares sold	96,550	$1,637,167	66,821	$1,321,721
Reinvestment of distributions	20,355	346,442	23,777	458,664
Shares reacquired	(70,591)	(1,205,448)	(81,036)	(1,580,076)
Increase	46,314	$778,161	9,562	$200,309
Class I Shares
Shares sold	27,773	$482,100	71,482	$1,399,989
Reinvestment of distributions	75,993	1,304,045	86,201	1,674,875
Shares reacquired	(5,170)	(85,657)	(8,175)	(158,422)
Increase	98,596	$1,700,488	149,508	$2,916,442
Class R2 Shares
Shares sold	322.90	$6,388	1,932	$38,810
Reinvestment of distributions	–	3	1,617	31,672
Shares reacquired	(3,659.52)	(64,481)	(11,114)	(218,686)
Decrease	(3,336.62)	$(58,090)	(7,565)	$(148,204)
Class R3 Shares
Shares sold	81,925	$1,350,105	209,559	$4,092,477
Reinvestment of distributions	85,858	1,447,564	81,861	1,565,997
Shares reacquired	(98,869)	(1,633,636)	(93,063)	(1,831,710)
Increase	68,914	$1,164,033	198,357	$3,826,764
Class R4 Shares(a)
Shares sold	–	$–	500.75	$10,000
Reinvestment of distributions	60	1,020	–	–
Increase	60	$1,020	500.75	$10,000

67

Notes to Financial Statements (unaudited)(continued)

Diversified Equity Strategy Fund		Six Months Ended May 31, 2016 (unaudited)		Year Ended November 30, 2015
Class R5 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	496.77	$10,000
Reinvestment of distributions	59.58	1,022	–	–
Increase	59.58	$1,022	496.77	$10,000
Class R6 Shares(a)
Shares sold	–	$–	496.77	$10,000
Reinvestment of distributions	59.67	1,024	–	–
Increase	59.67	$1,024	496.77	$10,000

Multi-Asset Balanced Opportunity Fund		Six Months Ended May 31, 2016 (unaudited)		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,140,603	$105,782,166	34,139,579	$407,392,620
Converted from Class B*	282,495	2,925,657	482,076	5,737,259
Reinvestment of distributions	8,402,690	87,948,965	10,961,684	130,750,123
Shares reacquired	(18,214,396)	(189,634,389)	(25,259,432)	(298,985,769)
Increase	611,392	$7,022,399	20,323,907	$244,894,233
Class B Shares
Shares sold	22,537	$228,016	77,093	$924,977
Reinvestment of distributions	102,734	1,075,762	200,432	2,397,078
Shares reacquired	(219,045)	(2,269,222)	(555,039)	(6,594,353)
Converted to Class A*	(282,640)	(2,925,657)	(482,509)	(5,737,259)
Decrease	(376,414)	$(3,891,101)	(760,023)	$(9,009,557)
Class C Shares
Shares sold	2,834,179	$29,451,853	13,508,246	$160,487,522
Reinvestment of distributions	1,972,111	20,532,189	2,350,213	27,893,666
Shares reacquired	(6,415,452)	(66,434,257)	(7,791,482)	(91,698,340)
Increase (decrease)	(1,609,162)	$(16,450,215)	8,066,977	$96,682,848
Class F Shares
Shares sold	1,429,819	$14,818,754	4,115,398	$49,255,020
Reinvestment of distributions	367,124	3,841,033	484,692	5,773,044
Shares reacquired	(3,457,657)	(35,981,073)	(3,260,033)	(38,762,084)
Increase (decrease)	(1,660,714)	$(17,321,286)	1,340,057	$16,265,980
Class I Shares
Shares sold	128,306	$1,351,165	751,077	$9,000,850
Reinvestment of distributions	50,178	525,143	214,500	2,560,345
Shares reacquired	(1,595,983)	(16,735,698)	(912,790)	(10,914,502)
Increase (decrease)	(1,417,499)	$(14,859,390)	52,787	$646,693
Class P Shares
Shares sold	2,668	$27,735	24,787	$295,709
Reinvestment of distributions	5,420	56,518	8,648	102,921
Shares reacquired	(21,395)	(225,859)	(45,041)	(542,542)
Decrease	(13,307)	$(141,606)	(11,606)	$(143,912)

68

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund		Six Months Ended May 31, 2016 (unaudited)		Year Ended November 30, 2015
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	7,242	$76,733	28,321	$341,672
Reinvestment of distributions	2,862	30,502	8,879	107,925
Shares reacquired	(53,424)	(592,889)	(45,101)	(547,418)
Decrease	(43,320)	$(485,654)	(7,901)	$(97,821)
Class R3 Shares
Shares sold	625,978	$6,511,973	1,390,264	$16,495,412
Reinvestment of distributions	206,204	2,154,325	260,576	3,100,435
Shares reacquired	(710,559)	(7,410,395)	(1,008,206)	(11,858,109)
Increase	121,623	$1,255,903	642,634	$7,737,738
Class R4 Shares(a)
Shares sold	6,393	$69,726	845	$10,109
Reinvestment of distributions	415	4,350	10	109
Shares reacquired	(560)	(6,138)	–	–
Increase	6,248	$67,938	855	$10,218
Class R5 Shares(a)
Shares sold	–	$–	835	$10,000
Reinvestment of distributions	54	564	11	118
Increase	54	$564	846	$10,118
Class R6 Shares(a)
Shares sold	1,460	$15,232	835	$10,000
Reinvestment of distributions	64	673	11	118
Shares reacquired	–	(14)	–	–
Increase	1,524	$15,891	846	$10,118

Multi-Asset Growth Fund		Six Months Ended May 31, 2016 (unaudited)		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,627,521	$55,446,674	11,847,745	$208,893,760
Converted from Class B*	147,351	2,244,691	225,673	3,959,987
Reinvestment of distributions	3,638,074	56,148,826	4,978,908	88,351,387
Shares reacquired	(6,326,904)	(96,760,785)	(9,125,860)	(160,153,829)
Increase	1,086,042	$17,079,406	7,926,466	$141,051,305
Class B Shares
Shares sold	10,309	$158,386	24,096	$420,474
Reinvestment of distributions	57,778	885,318	115,165	2,034,227
Shares reacquired	(72,374)	(1,090,892)	(163,865)	(2,866,075)
Converted to Class A*	(148,409)	(2,244,691)	(227,306)	(3,959,987)
Decrease	(152,696)	$(2,291,879)	(251,910)	$(4,371,361)
Class C Shares
Shares sold	1,041,119	$15,805,097	5,093,857	$89,453,285
Reinvestment of distributions	907,742	13,872,591	1,124,000	19,804,700
Shares reacquired	(2,474,843)	(37,570,086)	(2,747,173)	(47,728,192)
Increase (decrease)	(525,982)	$(7,892,398)	3,470,684	$61,529,793

69

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Growth Fund		Six Months Ended May 31, 2016 (unaudited)		Year Ended November 30, 2015
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	424,585	$6,461,665	2,765,307	$49,228,234
Reinvestment of distributions	218,234	3,365,943	288,572	5,111,130
Shares reacquired	(1,223,562)	(18,735,604)	(2,053,406)	(35,755,638)
Increase (decrease)	(580,743)	$(8,907,996)	1,000,473	$18,583,726
Class I Shares
Shares sold	23,970	$371,813	154,080	$2,711,943
Reinvestment of distributions	43,727	678,670	60,170	1,075,566
Shares reacquired	(181,470)	(2,782,125)	(117,513)	(2,061,801)
Increase (decrease)	(113,773)	$(1,731,642)	96,737	$1,725,708
Class P Shares
Reinvestment of distributions	8	$126	12	$206
Shares reacquired	–	–	–	–
Increase	8	$126	12	$206
Class R2 Shares
Shares sold	4,914	$79,066	3,635	$64,673
Reinvestment of distributions	426	6,697	1,292	23,295
Shares reacquired	(11,171)	(177,954)	(5,073)	(91,863)
Decrease	(5,831)	$(92,191)	(146)	$(3,895)
Class R3 Shares
Shares sold	304,501	$4,649,337	629,821	$11,110,702
Reinvestment of distributions	118,515	1,823,560	143,004	2,531,656
Shares reacquired	(325,317)	(4,964,106)	(366,141)	(6,363,958)
Increase	97,699	$1,508,791	406,684	$7,278,400
Class R4 Shares(a)
Shares sold	5,761	$92,629	617	$10,862
Reinvestment of distributions	440	6,796	3	43
Shares reacquired	(142)	(2,050)	–	–
Increase	6,059	$97,375	620	$10,905
Class R5 Shares(a)
Shares sold	–	$–	563.38	$10,000
Reinvestment of distributions	43	656	3.01	49
Increase	43	$656	566.39	$10,049
Class R6 Shares(a)
Shares sold	6,252	$95,616	563.38	$10,000
Reinvestment of distributions	78	1,201	3.01	49
Shares reacquired	(7)	(110)	–	–
Increase	6,323	$96,707	566.39	$10,049

70

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund		Six Months Ended May 31, 2016 (unaudited)		Year Ended November 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,120,634	$82,658,339	23,011,991	$344,010,541
Converted from Class B*	34,068	459,727	58,453	874,752
Reinvestment of distributions	3,043,332	41,126,002	4,811,366	71,750,485
Shares reacquired	(14,468,613)	(196,157,659)	(26,220,589)	(390,618,450)
Increase (decrease)	(5,270,579)	$(71,913,591)	1,661,221	$26,017,328
Class B Shares
Shares sold	3,209	$44,038	25,339	$386,656
Reinvestment of distributions	12,423	170,187	24,978	377,825
Shares reacquired	(62,273)	(856,076)	(98,707)	(1,489,959)
Converted to Class A*	(33,627)	(459,727)	(57,738)	(874,752)
Decrease	(80,268)	$(1,101,578)	(106,128)	$(1,600,230)
Class C Shares
Shares sold	2,673,076	$36,490,276	15,355,766	$233,496,739
Reinvestment of distributions	1,879,199	25,741,103	2,820,843	42,608,863
Shares reacquired	(9,654,775)	(131,811,992)	(13,657,115)	(205,251,179)
Increase (decrease)	(5,102,500)	$(69,580,613)	4,519,494	$70,854,423
Class F Shares
Shares sold	2,397,084	$32,410,057	12,210,973	$183,537,685
Reinvestment of distributions	1,081,933	14,618,053	2,220,896	33,141,201
Shares reacquired	(12,841,052)	(173,362,583)	(21,603,452)	(321,771,887)
Decrease	(9,362,035)	$(126,334,473)	(7,171,583)	$(105,093,001)
Class I Shares
Shares sold	157,047	$2,085,999	390,406	$5,829,498
Reinvestment of distributions	35,531	477,822	78,460	1,165,596
Shares reacquired	(319,940)	(4,344,683)	(740,143)	(10,799,179)
Decrease	(127,362)	$(1,780,862)	(271,277)	$(3,804,085)
Class R2 Shares
Shares sold	6,844	$94,131	27,718	$414,417
Reinvestment of distributions	248	3,428	840	12,855
Shares reacquired	(39,414)	(524,548)	(23,066)	(353,917)
Increase (decrease)	(32,322)	$(426,989)	5,492	$73,355
Class R3 Shares
Shares sold	210,685	$2,831,261	625,847	$9,327,242
Reinvestment of distributions	55,851	754,798	64,867	965,504
Shares reacquired	(208,079)	(2,810,849)	(279,850)	(4,140,117)
Increase	58,457	$775,210	410,864	$6,152,629
Class R4 Shares(a)
Shares sold	1,554	$21,464	692.32	$10,354
Reinvestment of distributions	98	1,326	9.36	134
Shares reacquired	(65)	(847)	–	–
Increase	1,587	$21,943	701.68	$10,488

71

Notes to Financial Statements (unaudited)(concluded)

Multi-Asset Income Fund		Six Months Ended May 31, 2016 (unaudited)		Year Ended November 30, 2015
Class R5 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	671.14	$10,000
Reinvestment of distributions	34	448	10.09	144
Increase	34	$448	681.23	$10,144
Class R6 Shares(a)
Shares sold	4,690	$62,818	671.14	$10,000
Reinvestment of distributions	80	1,074	10.13	145
Shares reacquired	(3)	(43)	–	–
Increase	4,767	$63,849	681.27	$10,145

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

72

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of May 31, 2016, each Fund’s investments in the Underlying Funds were allocated as follows:

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Affiliated Fund, Inc. – Class I	20.02%
Lord Abbett Developing Growth Fund, Inc. – Class I	5.00%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	15.02%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	14.99%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	15.11%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	11.96%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.94%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	9.96%

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	9.72%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	11.92%
Lord Abbett Investment Trust – Convertible Fund – Class I	10.24%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	3.93%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	8.99%
Lord Abbett Investment Trust – High Yield Fund – Class I	25.41%
Lord Abbett Securities Trust – International Core Equity Fund Class I	0.56%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	15.33%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	12.21%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	1.69%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Affiliated Fund, Inc. – Class I	4.19%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	10.33%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	16.86%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	3.48%
Lord Abbett Investment Trust – High Yield Fund – Class I	25.32%
Lord Abbett Securities Trust – International Core Equity Fund Class I	0.59%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	20.19%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	17.76%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	1.28%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	4.29%
Lord Abbett Investment Trust – Convertible Fund – Class I	10.12%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	3.43%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	9.09%
Lord Abbett Investment Trust – High Yield Fund – Class I	35.61%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	0.54%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	9.57%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	4.38%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	22.97%

73

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2016, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Chevron Corp.	3.84%
Pfizer, Inc.	3.53%
JPMorgan Chase & Co.	3.36%
Intel Corp.	2.31%
General Electric Co.	2.15%
QUALCOMM, Inc.	1.94%
Ford Motor Co.	1.79%
AT&T, Inc.	1.72%
Johnson & Johnson	1.70%
International Business Machines Corp.	1.69%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.03%
Consumer Staples	9.10%
Energy	11.21%
Financials	22.84%
Health Care	8.21%
Industrials	12.83%
Information Technology	12.40%
Materials	4.75%
Telecommunication Services	3.04%
Utilities	6.15%
Repurchase Agreement	0.44%
Total	100.00%
*	A sector may comprise several industries.

74

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
Chevron Corp.	3.88%
Pfizer, Inc.	3.67%
General Electric Co.	3.33%
JPMorgan Chase & Co.	3.25%
Citigroup, Inc.	2.89%
Exxon Mobil Corp.	2.72%
Johnson & Johnson	2.54%
AT&T, Inc.	2.27%
PPL Corp.	2.22%
Capital One Financial Corp.	1.89%

Holdings by Sector*	% of Investments
Consumer Discretionary	4.95%
Consumer Staples	6.79%
Energy	13.09%
Financials	28.98%
Health Care	12.36%
Industrials	10.61%
Information Technology	11.23%
Materials	2.74%
Telecommunication Services	2.27%
Utilities	6.81%
Repurchase Agreement	0.17%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Invesco Ltd.	2.08%
M&T Bank Corp.	2.05%
Fifth Third Bancorp	2.04%
Whirlpool Corp.	2.01%
XL Group plc	1.84%
Public Service Enterprise Group, Inc.	1.76%
Stanley Black & Decker, Inc.	1.74%
Citizens Financial Group, Inc.	1.65%
PPL Corp.	1.58%
ON Semiconductor Corp.	1.54%

75

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	7.43%
Consumer Staples	4.65%
Energy	8.81%
Financials	33.98%
Health Care	5.49%
Industrials	9.99%
Information Technology	9.54%
Materials	6.21%
Telecommunication Services	1.05%
Utilities	12.45%
Repurchase Agreement	0.40%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Wells Fargo & Co., 7.50%	4.14%
VEREIT, Inc., 3.00%, 8/1/2018	3.67%
Yahoo!, Inc., Zero Coupon, 12/1/2018	2.72%
Chesapeake Energy Corp., 2.50%, 5/15/2037	2.51%
Intel Corp. 2.95%, 12/15/2035	2.49%
Restoration Hardware Holdings, Inc., Zero Coupon, 6/15/2019	2.32%
Allergan plc, 5.50%, 3/1/2018	2.22%
NVIDIA Corp., 1.00%, 12/1/2018	2.07%
CenterPoint Energy, Inc., 3.375%, 9/15/2029	1.98%
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/2018	1.95%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.69%
Consumer Staples	2.58%
Energy	8.37%
Financials	13.77%
Healthcare	15.34%
Industrials	6.34%
Materials	6.38%
Media	3.02%
Technology	30.19%
Telecommunications	4.86%
Utilities	0.87%
Repurchase Agreement	0.59%
Total	100.00%
*	A sector may comprise several industries.

76

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.25%, 11/15/2018	10.07%
U.S. Treasury Note, 1.375%, 5/31/2021	7.43%
Federal National Mortgage Assoc., 3.00% TBA	5.87%
Federal National Mortgage Assoc., 3.50% TBA	3.96%
U.S. Treasury Note, 0.875%, 10/15/2017	3.50%
Federal National Mortgage Assoc., 4.50% TBA	2.74%
U.S. Treasury Bond, 2.50%, 2/15/2046	2.63%
U.S. Treasury Note, 1.25%, 3/31/2021	2.42%
U.S. Treasury Note, 1.50%, 7/31/2016	2.36%
Federal National Mortgage Assoc., 3.00% TBA	2.17%

Holdings by Sector*	% of Investments
Auto	0.46%
Basic Industry	0.22%
Consumer Cyclicals	0.37%
Consumer Services	1.66%
Consumer Staples	0.18%
Energy	2.49%
Financial Services	21.04%
Foreign Government	0.98%
Health Care	1.07%
Integrated Oils	0.21%
Materials and Processing	0.45%
Municipal	0.36%
Producer Durables	0.22%
Technology	5.11%
Telecommunications	1.10%
Transportation	0.94%
U.S. Government	0.29%
Utilities	62.10%
Repurchase Agreement	0.75%
Total	100.00%
*	A sector may comprise several industries.

77

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Panera Bread Co. Class A	1.66%
MarketAxess Holdings, Inc.	1.59%
Pool Corp.	1.49%
TransUnion	1.43%
WebMD Health Corp.	1.40%
BroadSoft, Inc.	1.37%
Align Technology, Inc.	1.36%
Veeva Systems, Inc. Class A	1.35%
Universal Display Corp.	1.35%
Belden, Inc.	1.33%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.74%
Consumer Staples	3.45%
Energy	0.49%
Financials	7.72%
Health Care	23.48%
Industrials	13.16%
Information Technology	31.51%
Materials	0.89%
Telecommunications	0.53%
Utilities	0.99%
Repurchase Agreement	1.04%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.875%, 10/15/2017	2.39%
Brazil Letras do Tesouro Nacional, Zero Coupon, 7/1/2017	1.55%
Shell International Finance BV, 1.071%, 5/11/2020	1.35%
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/2017	1.14%
Citigroup Commercial Mortgage Trust 2015-SSHP C, 2.5375, 9/15/2027	0.85%
Canadian Natural Resources Ltd., 5.70%, 5/15/2017	0.82%
Laclede Group, Inc. (The), 0.982%, 8/15/2017	0.82%
Hewlett Packard Enterprise Co., 2.059%, 10/5/2017	0.81%
Wachovia Bank Commercial Mortgage Trust 2005-C21 D, 5.29%, 10/15/2044	0.80%
Martin Marietta Materials, Inc., 1.729%, 6/30/2017	0.80%

78

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset Backed	11.77%
Automotive	2.38%
Banking	5.45%
Basic Industry	3.67%
Capital Goods	1.73%
Consumer Goods	1.61%
Energy	15.82%
Financial Services	2.50%
Foreign Government	1.55%
Healthcare	3.73%
Insurance	0.72%
Leisure	1.70%
Media	2.73%
Mortgage Backed	26.18%
Municipal	0.34%
Real Estate	4.23%
Retail	0.18%
Services	0.49%
Technology & Electronics	4.01%
Telecommunications	1.22%
Transportation	1.10%
U.S. Government	4.47%
Utility	2.42%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.96%
Johnson & Johnson	4.32%
Pfizer, Inc.	3.88%
Chubb Ltd.	3.20%
Mondelez International, Inc. Class A	3.19%
Exxon Mobil Corp.	3.10%
Occidental Petroleum Corp.	2.88%
AT&T, Inc.	2.71%
EOG Resources, Inc.	2.54%
Citizens Financial Group, Inc.	2.53%

79

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	5.43%
Consumer Staples	7.75%
Energy	13.77%
Financials	25.02%
Health Care	14.33%
Industrials	10.35%
Information Technology	11.39%
Materials	3.03%
Telecommunication Services	3.21%
Utilities	4.74%
Repurchase Agreement	0.98%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Facebook, Inc. Class A	5.92%
Amazon.com, Inc.	5.13%
Alphabet, Inc. Class A	4.06%
Visa, Inc. Class A	2.76%
Intuitive Surgical, Inc.	2.02%
Bristol-Myers Squibb Co.	1.97%
PepsiCo, Inc.	1.89%
Apple, Inc.	1.80%
NVIDIA Corp.	1.79%
salesforce.com, Inc.	1.78%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.53%
Consumer Staples	7.51%
Financials	5.13%
Health Care	17.82%
Industrials	11.13%
Information Technology	31.73%
Materials	3.59%
Telecommunication Services	0.51%
Utilities	1.02%
Repurchase Agreement	2.03%
Total	100.00%
*	A sector may comprise several industries.

80

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Dollar General Corp.	2.40%
Intercontinental Exchange, Inc.	2.15%
ServiceNow, Inc.	1.82%
oetis, Inc.	1.73%
Ulta Salon, Cosmetics & Fragrance, Inc.	1.72%
Dollar Tree, Inc.	1.69%
Autozone, Inc.	1.52%
Tractor Supply Co.	1.51%
Red Hat, Inc.	1.49%
CBRE Group, Inc. Class A	1.48%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.62%
Consumer Staples	7.81%
Financials	6.14%
Health Care	18.18%
Industrials	16.26%
Information Technology	22.58%
Materials	7.18%
Repurchase Agreement	0.23%
Total	100.00%
*	A sector may comprise several industries

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Neptune Finco Corp., 10.875%, 10/15/2025	1.56%
ArcelorMittal, 6.125%, 6/1/2025	0.77%
T-Mobile USA, Inc., 6.836%, 4/28/2023	0.61%
Frontier Communications Corp., 10.50%, 9/15/2022	0.61%
Frontier Communications Corp., 11.00%, 9/15/2025	0.58%
AMC Networks, Inc., 4.75%, 12/15/2022	0.58%
Freeport-McMoRan, Inc., 3.55%, 3/1/2022	0.53%
WhiteWave Foods Co. (The), 5.375%, 10/1/2022	0.51%
Navient Corp., 5.875%, 3/25/2021	0.49%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 4/1/2024	0.49%

81

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Automotive	1.54%
Banking	3.01%
Basic Industry	16.94%
Capital Goods	5.00%
Consumer Goods	4.62%
Energy	14.97%
Financial Services	1.97%
Foreign Government	1.16%
Healthcare	6.78%
Insurance	0.86%
Leisure	5.87%
Media	8.31%
Municipal	0.07%
Real Estate	0.53%
Retail	6.54%
Services	2.87%
Technology & Electronics	6.33%
Telecommunications	7.08%
Transportation	1.99%
Utility	1.47%
Repurchase Agreement	2.09%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Roche Holding AG	2.90%
AXA SA	2.29%
Mitsubishi UFJ Financial Group, Inc.	2.25%
AstraZeneca plc	2.17%
Renault SA	2.04%
Siemens AG Registered Shares	2.00%
British American Tobacco plc	2.00%
Anheuser-Busch InBev NV	1.83%
Sumitomo Mitsui Financial Group, Inc.	1.78%
Carnival plc.	1.65%

82

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	12.46%
Consumer Staples	11.39%
Energy	3.58%
Financials	23.57%
Health Care	9.86%
Industrials	16.80%
Information Technology	5.65%
Materials	6.84%
Telecommunication Services	6.29%
Utilities	2.91%
Repurchase Agreement	0.65%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Grid plc	2.71%
Crescent Point Energy Corp.	2.57%
Imperial Brands plc	2.40%
Enagas SA	2.38%
Snam SpA	2.37%
Whitecap Resources, Inc.	2.03%
Sands China Ltd.	1.92%
Spark New Zealand Ltd.	1.90%
ARC Resources Ltd.	1.89%
SSE plc	1.84%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.66%
Consumer Staples	7.14%
Energy	15.17%
Financials	26.48%
Health Care	4.66%
Industrials	8.19%
Information Technology	2.50%
Materials	4.17%
Telecommunication Services	8.51%
Utilities	11.67%
Repurchase Agreement	2.85%
Total	100.00%
*	A sector may comprise several industries.

83

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Ebro Foods SA	1.82%
Charter Hall Group	1.62%
Elior Group	1.55%
Amer Sports OYJ	1.55%
Arrow Global Group plc	1.50%
Altran Technologies SA	1.45%
Forbo Holding AG Registered Shares	1.40%
UDG Healthcare plc	1.38%
Hoist Finance AB	1.37%
Stabilus SA	1.35%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.77%
Consumer Staples	8.29%
Energy	3.08%
Financials	19.25%
Health Care	4.88%
Industrials	23.44%
Information Technology	13.32%
Materials	4.04%
Telecommunication Services	1.02%
Utilities	3.40%
Repurchase Agreement	3.51%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Edison International	2.82%
Cimarex Energy Co.	2.47%
PPL Corp.	2.45%
XL Group plc	2.39%
Sempra Energy	2.39%
Fidelity National Information Services, Inc.	2.34%
Noble Energy, Inc.	2.24%
Portland General Electric Co.	2.15%
M&T Bank Corp.	2.15%
Newell Brands, Inc.	1.92%

84

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	9.92%
Consumer Staples	4.52%
Energy	10.86%
Financials	31.20%
Health Care	6.42%
Industrials	6.38%
Information Technology	12.77%
Materials	4.58%
Utilities	11.85%
Repurchase Agreement	1.50%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.875%, 10/15/2017	1.43%
U.S. Treasury Note, 100%, 9/30/2016	0.83%
HBOS plc, 6.75%, 5/21/2018	0.78%
Air Lease Corp., 5.625%, 4/1/2017	0.77%
U.S. Treasury Note, 8.75%, 9/15/2016	0.71%
Denali International LLC/Denali Finance Corp., 5.625%, 10/15/2020	0.64%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5/591%, 4/15/2047	0.63%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.717, 6/15/2018	0.62%
Forest Laboratories LLC, 4.375%, 2/1/2019	0.59%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.856%, 11/14/2027	0.55%

Holdings by Sector*	% of Investments
Automotive	2.43%
Basic Industry	0.80%
Capital Goods	1.17%
Consumer Cyclicals	1.54%
Consumer Discretionary	0.69%
Consumer Services	1.78%
Consumer Staples	1.21%
Energy	8.46%
Financial Services	54.27%
Foreign Government	0.09%
Health Care	4.60%
Integrated Oils	0.85%
Materials & Processing	2.47%
Municipal	0.70%
Producer Durables	0.70%
Technology	4.32%
Telecommunications	1.96%
Transportation	0.74%
U.S. Government	7.82%
Utilities	1.84%
Repurchase Agreement	1.56%
Total	100.00%
*	A sector may comprise several industries

85

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Federal Realty Investment Trust	2.69%
AECOM	2.29%
Reliance Steel & Aluminum Co.	2.22%
CMS Energy Corp.	2.15%
Fidelity National Information Services, Inc.	2.12%
HealthSouth Corp.	2.08%
Zayo Group Holdings, Inc.	2.07%
STERIS plc	2.04%
RenaissanceRe Holdings Ltd.	2.01%
Booz Allen Hamilton Holding Corp.	1.98%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.74%
Consumer Staples	2.99%
Energy	5.27%
Financials	24.56%
Health Care	10.76%
Industrials	12.08%
Information Technology	17.02%
Materials	7.10%
Telecommunication Services	2.07%
Utilities	6.43%
Repurchase Agreement	0.98%
Total	100.00%
*	A sector may comprise several industries.

86

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also discussed the materials described above with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2015. As to Diversified Equity Strategy Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, and five-year periods. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year,

87

Approval of Advisory Contract (continued)

three-year, five-year, and ten-year periods. As to Multi-Asset Growth Fund, the Board observed that the fund’s investment performance was below the median of the performance peer group for the one-year and five-year periods and above the median of the performance peer group for the three-year and ten-year periods. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period and above the median of the performance peer group for the three-year, five-year, and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, and Multi-Asset Income Fund, the Board observed that the overall expense level was below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule adequately addressed any economies of scale in managing the applicable Fund.

88

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

89

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

90

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Lord Abbett Investment Trust

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Diversified Equity Strategy Fund Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Growth Fund Lord Abbett Multi-Asset Income Fund	LASAF-3 (07/16)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 28, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: July 28, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 28, 2016